UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 13.5%
Amazon.com *	15,190	$3,469
Apollo Group, Cl A * (A)	135,975	4,921
Autoliv	17,400	951
Bed Bath & Beyond *	110,991	6,859
Best Buy (A)	139,800	2,930
Big Lots *	27,800	1,134
Career Education *	128,029	857
CBS, Cl B	296,300	9,713
Coach	215,793	12,620
Comcast, Cl A	68,500	2,190
Dillard’s, Cl A (A)	23,300	1,484
DIRECTV, Cl A *	64,100	3,129
Discovery Communications, Cl A * (A)	77,520	4,186
DISH Network, Cl A	52,300	1,493
Foot Locker	33,600	1,028
Ford Motor (A)	182,200	1,747
Fossil *	51,181	3,917
GameStop, Cl A (A)	79,600	1,462
Gannett (A)	57,600	849
Gap (A)	143,200	3,918
General Motors * (A)	39,300	775
Guess? (A)	11,500	349
Harley-Davidson	160,794	7,353
Harman International
Industries	14,500	574
Hasbro (A)	8,500	288
Home Depot (A)	95,890	5,081
Interpublic Group	96,300	1,045
ITT Educational Services * (A)	5,700	346
Johnson Controls	234,477	6,497
Kohl’s	34,100	1,551
Lear	47,300	1,785
Limited Brands	3,700	157
Lowe’s	259,457	7,379
Macy’s	104,700	3,596
McDonald’s	83,190	7,365
MGM Mirage *	3,100	35
News, Cl A	187,400	4,177
Nike, Cl B	124,565	10,934
Nordstrom	138,971	6,906
priceline.com *	12,925	8,589
RadioShack (A)	39,200	151
Ralph Lauren, Cl A	16,890	2,366
Staples (A)	286,600	3,740
Starbucks	42,690	2,276
Target	247,518	14,403
Time Warner	38,700	1,490
Time Warner Cable, Cl A (A)	87,320	7,169
TRW Automotive Holdings *	15,300	562
Tupperware Brands	4,200	230
Under Armour, Cl A * (A)	33,970	3,209
Washington Post, Cl B (A)	1,100	411
Whirlpool	47,200	2,887
Wyndham Worldwide (A)	59,500	3,138

		185,671

Consumer Staples — 9.1%
Altria Group	67,100	2,319
Anheuser-Busch InBev ADR	75,982	6,052

Description	Shares	Market Value ($ Thousands)

Archer-Daniels-Midland	156,600	$4,623
Beam	63,090	3,942
Bunge	22,900	1,437
Church & Dwight	41,890	2,324
Coca-Cola	29,900	2,338
Coca-Cola Enterprises	26,400	740
ConAgra Foods	83,200	2,157
Constellation Brands, Cl A *	9,200	249
Costco Wholesale	193,396	18,373
CVS Caremark	155,100	7,248
Dean Foods *	104,300	1,776
Dr Pepper Snapple Group (A)	26,900	1,177
Estee Lauder, Cl A	159,790	8,648
Herbalife	16,400	792
Ingredion	16,500	817
Kimberly-Clark	34,100	2,856
Kraft Foods, Cl A	23,000	888
Kroger	215,700	5,002
Lorillard	10,400	1,372
Mead Johnson Nutrition, Cl A	122,712	9,880
PepsiCo	23,800	1,682
Philip Morris International	108,620	9,478
Procter & Gamble	76,600	4,692
Reynolds American	19,900	893
Safeway (A)	61,100	1,109
Smithfield Foods *	41,300	893
Tyson Foods, Cl A	42,000	791
Walgreen	152,000	4,496
Wal-Mart Stores	64,600	4,504
Whole Foods Market	124,090	11,828

		125,376

Energy — 9.6%
Apache	20,500	1,802
Canadian Natural Resources	147,742	3,967
Chevron	201,500	21,258
ConocoPhillips (A)	231,790	12,952
Core Laboratories	36,637	4,246
Devon Energy	21,700	1,258
EOG Resources	90,450	8,150
Exxon Mobil	288,900	24,721
FMC Technologies * (A)	122,058	4,788
Halliburton	44,200	1,255
Hess	41,900	1,821
HollyFrontier	7,800	276
Kinder Morgan	188,065	6,059
Marathon Oil	164,500	4,206
Marathon Petroleum	57,250	2,572
McDermott International *	29,900	333
Murphy Oil	82,000	4,124
Nabors Industries *	31,700	457
National Oilwell Varco	31,680	2,041
Noble Energy	39,350	3,338
Occidental Petroleum	24,400	2,093
Phillips 66 *	132,550	4,406
Quicksilver Resources * (A)	23,000	125
Schlumberger	127,770	8,294
Tesoro *	100,700	2,514
Valero Energy	199,100	4,808

		131,864

Financials — 14.3%
ACE	63,700	4,722

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Aflac	28,500	$1,214
Allstate	115,300	4,046
American Capital *	103,800	1,045
American Express	20,800	1,211
American Financial Group	55,247	2,167
American Tower, Cl A †	121,178	8,472
Ameriprise Financial	59,600	3,115
Annaly Capital Management † (A)	58,200	977
Associated Banc-Corp	11,100	146
Assurant	123,600	4,306
AvalonBay Communities † (A)	2,100	297
Bank of America	415,100	3,396
Bank of New York Mellon	42,500	933
BB&T	27,900	861
Berkshire Hathaway, Cl B *	26,300	2,192
BlackRock	1,300	221
Boston Properties † (A)	2,400	260
Brandywine Realty Trust † (A)	67,500	833
Capital One Financial	209,730	11,464
CBL & Associates Properties (A) †	35,800	700
Charles Schwab (A)	302,158	3,907
Chubb	37,200	2,709
Citigroup	370,000	10,142
CME Group	20,900	5,603
CNA Financial	25,700	712
CommonWealth †	17,600	336
Discover Financial Services	184,300	6,373
Endurance Specialty Holdings	20,000	766
Equity Residential †	6,500	405
Everest Re Group	32,400	3,353
Fifth Third Bancorp	373,400	5,003
Fulton Financial	8,800	88
Genworth Financial, Cl A *	84,900	481
Goldman Sachs Group (A)	26,600	2,550
Hartford Financial Services Group	52,600	927
HCP †	8,700	384
Health Care †	2,900	169
Hospitality Properties Trust †	79,400	1,967
Host Hotels & Resorts † (A)	11,300	179
Huntington Bancshares	710,700	4,548
IntercontinentalExchange *	51,950	7,064
JPMorgan Chase	540,660	19,318
Keycorp	764,900	5,920
Kimco Realty †	6,400	122
Lincoln National (A)	56,700	1,240
Loews	32,500	1,330
Macerich †	2,200	130
MetLife	42,000	1,296
MFA Financial †	94,700	747
Morgan Stanley	69,800	1,018
PartnerRe	11,500	870
PNC Financial Services Group	79,800	4,877
Popular *	19,670	327
Progressive (A)	305,700	6,368
ProLogis † (A)	9,600	319
Protective Life (A)	38,700	1,138
Prudential Financial	37,300	1,806
Public Storage †	2,400	347
Regions Financial	598,900	4,043

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	36,600	$1,947
Senior Housing Properties Trust †	28,600	638
Simon Property Group †	6,100	949
SLM	46,600	732
State Street	23,700	1,058
Torchmark	26,250	1,327
Travelers	84,300	5,382
Unum Group	76,700	1,467
US Bancorp	130,000	4,181
Validus Holdings	23,900	766
Ventas †	4,251	268
Vornado Realty Trust †	3,100	260
Wells Fargo	486,500	16,268
Weyerhaeuser †	8,900	199

		196,902

Health Care — 11.6%
Abbott Laboratories	67,500	4,352
Aetna	114,400	4,435
Alexion Pharmaceuticals *	27,300	2,711
Allergan	129,210	11,961
AmerisourceBergen	25,100	988
Amgen	184,099	13,447
Bristol-Myers Squibb	9,900	356
Cardinal Health	37,900	1,592
Celgene *	97,825	6,276
Cigna	8,500	374
Community Health Systems *	30,800	863
Covance *	76,999	3,684
Covidien	56,340	3,014
DaVita *	60,673	5,959
Eli Lilly	60,900	2,613
Endo Pharmaceuticals Holdings *	18,600	576
Express Scripts Holding *	128,830	7,193
Gilead Sciences *	31,400	1,610
HCA Holdings	32,000	974
Health Net *	47,400	1,150
Hill-Rom Holdings	8,600	265
Humana	52,200	4,042
Idexx Laboratories * (A)	51,502	4,951
Intuitive Surgical * (A)	8,015	4,439
Johnson & Johnson (A)	101,800	6,878
LifePoint Hospitals *	12,500	512
McKesson	43,400	4,069
Medtronic	19,600	759
Merck	287,200	11,991
Novo Nordisk ADR (A)	45,350	6,591
Omnicare (A)	62,500	1,952
Perrigo (A)	36,000	4,245
Pfizer	987,040	22,702
United Therapeutics *	19,700	973
UnitedHealth Group	41,400	2,422
Warner Chilcott, Cl A *	69,400	1,244
WellPoint	93,900	5,990
Zimmer Holdings	27,600	1,776

		159,929

Industrials — 8.7%
AGCO *	53,700	2,455
Alaska Air Group *	20,300	729

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Alliant Techsystems (A)	10,049	$508
Caterpillar	54,800	4,653
Cummins	9,800	950
Danaher	111,789	5,822
Deere	17,100	1,383
Delta Air Lines *	280,100	3,067
Eaton (A)	14,300	567
Exelis	23,300	230
Expeditors International of Washington	94,400	3,658
FedEx	9,600	880
Fluor	104,259	5,144
Foster Wheeler *	47,300	820
General Cable *	19,800	514
General Dynamics	25,900	1,708
General Electric	707,410	14,743
Honeywell International	50,440	2,817
Ingersoll-Rand	5,900	249
ITT	17,800	313
Kansas City Southern	44,390	3,088
KBR	79,500	1,964
L-3 Communications Holdings (A)	63,300	4,685
Lockheed Martin (A)	56,000	4,877
Navistar International *	32,600	925
Norfolk Southern	22,600	1,622
Northrop Grumman (A)	113,800	7,259
Pall	85,350	4,678
Parker Hannifin	17,800	1,368
Precision Castparts	56,613	9,312
Raytheon (A)	49,000	2,773
Roper Industries	48,910	4,821
RR Donnelley & Sons (A)	57,000	671
Stericycle *	74,012	6,785
Timken	45,900	2,102
Union Pacific	59,990	7,157
United Continental Holdings * (A)	46,800	1,138
United Technologies	12,500	944
URS	25,290	882
US Airways Group * (A)	63,900	852
Waste Management (A)	21,500	718

		119,831

Information Technology — 22.2%
Accenture, Cl A	120,810	7,259
Adobe Systems *	434,913	14,078
Altera	106,480	3,603
Amdocs	23,500	698
Amphenol, Cl A	84,487	4,640
Ansys *	73,089	4,613
Apple *	78,729	45,978
Autodesk *	185,992	6,508
BMC Software *	161,950	6,912
Brocade Communications
Systems *	206,500	1,018
CA	93,100	2,522
Cisco Systems	441,800	7,585
Citrix Systems *	47,955	4,025
Cognizant Technology
Solutions, Cl A *	81,061	4,864
Computer Sciences	12,800	318

Description	Shares	Market Value ($ Thousands)

Comverse Technology *	54	$—
Corning	107,800	1,394
Dell *	183,600	2,299
DST Systems	11,317	615
EMC *	265,439	6,803
Fidelity National Information Services	23,200	791
Genpact *	185,685	3,088
Google, Cl A *	31,469	18,254
Harris (A)	20,500	858
Hewlett-Packard	130,800	2,630
Ingram Micro, Cl A *	53,800	940
Intel	634,710	16,915
International Business Machines	52,022	10,174
Intuit (A)	189,470	11,245
Kla-Tencor	16,700	823
Lender Processing Services	50,600	1,279
Lexmark International, Cl A	5,400	144
Mastercard, Cl A	47,634	20,488
Microchip Technology (A)	114,420	3,785
Microsoft	275,100	8,415
National Instruments	147,568	3,964
NetApp *	196,817	6,263
Oracle	327,209	9,718
Polycom *	161,000	1,694
Qualcomm	374,012	20,825
SAIC (A)	117,000	1,418
Salesforce.com *	28,804	3,983
Seagate Technology (A)	39,600	979
Symantec *	98,200	1,435
TE Connectivity	37,400	1,193
Tech Data *	21,200	1,021
Teradata *	77,900	5,609
Total System Services	8,400	201
VeriSign * (A)	158,375	6,901
Visa, Cl A	101,375	12,533
Vishay Intertechnology * (A)	7,100	67
Western Digital *	65,200	1,987
Xerox	140,500	1,106

		306,458

Materials — 2.9%
Agrium (A)	30,000	2,654
AK Steel Holding (A)	105,000	616
Ashland (A)	11,100	769
Cabot	19,800	806
CF Industries Holdings	27,500	5,328
Cliffs Natural Resources (A)	9,600	473
Commercial Metals	25,900	327
Domtar	11,400	875
Dow Chemical (A)	108,940	3,432
Eastman Chemical	27,000	1,360
Freeport-McMoRan Copper &
Gold, Cl B	84,900	2,893
Huntsman	207,100	2,680
International Paper	22,600	653
LyondellBasell Industries, Cl A	61,800	2,489
Monsanto	66,030	5,466
Newmont Mining	6,900	335
PPG Industries	1,300	138
Rock-Tenn, Cl A	10,500	573

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Sherwin-Williams	9,740	$1,289
Steel Dynamics	119,600	1,405
Syngenta ADR	79,100	5,413

		39,974

Telecommunication Services — 2.8%
AT&T	470,550	16,780
Crown Castle International * (A)	174,600	10,242
Telephone & Data Systems	9,565	203
Verizon Communications	262,848	11,681

		38,906

Utilities — 2.0%
AES *	150,000	1,924
Ameren	78,800	2,643
American Electric Power	159,500	6,364
Consolidated Edison	5,900	367
DTE Energy	20,100	1,193
Edison International	62,500	2,888
Entergy	86,700	5,886
Exelon	21,800	820
NV Energy	68,200	1,199
Public Service Enterprise Group	144,100	4,683

		27,967

Total Common Stock (Cost $1,154,699) ($ Thousands)		1,332,878

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan
Expires 2017 *	98,496	213

Total Warrants (Cost $187) ($Thousands)		213

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
0.150%**†† (B)	107,370,838	107,371

Total Affiliated Partnership (Cost $107,371) ($ Thousands)		107,371

CASH EQUIVALENTS — 3.2%
Investors Cash Trust-Treasury Portfolio-DWS US Treasury Money Fund 0.010%**	1,140,994	1,141
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	42,246,869	42,247

Total Cash Equivalents (Cost $43,388) ($ Thousands)		43,388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.093%, 09/20/12	$1,547	$1,547
Total U.S. Treasury Obligation (Cost $1,547) ($ Thousands)		1,547

Total Investments — 107.8% (Cost $1,307,192) ($ Thousands) ‡		$1,485,397

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	337	Sep-2012	$743
S&P Mid 400 Index E-MINI	55	Sep-2012	142

			$885

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,378,096 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $107,093 ($ Thousands) (B) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $107,371 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,307,192 ($Thousands), and the unrealized appreciation and depreciation were $226,157 ($ Thousands) and ($47,952) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2012

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,332,878	$—	$—	$1,332,878
Warrants	213	—	—	213
Affiliated Partnership	—	107,371	—	107,371
Cash Equivalents	42,247	1,141	—	43,388
U.S. Treasury Obligation	—	1,547	—	1,547

Total Investments in Securities	$1,375,338	$110,059	$—	$1,485,397

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$885	$—	$—	$885

Total Other Financial Instruments	$885	$—	$—	$885

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 8.1%
Apollo Group, Cl A *	98,500	$3,565
Autoliv	33,900	1,853
Best Buy (A)	109,200	2,289
Cablevision Systems, Cl A	238,081	3,164
CBS, Cl B	85,100	2,790
Coach	64,500	3,772
Comcast, Cl A (A)	205,100	6,509
Darden Restaurants (A)	31,000	1,570
Delphi Automotive * (A)	86,930	2,217
Dillard’s, Cl A (A)	24,100	1,535
DIRECTV, Cl A *	106,900	5,219
Ford Motor (A)	640,700	6,144
GameStop, Cl A (A)	51,200	940
Gannett (A)	108,900	1,604
Gap	171,800	4,701
General Motors * (A)	79,500	1,568
Gentex (A)	131,800	2,750
Interpublic Group	212,500	2,306
Kohl’s	66,600	3,029
Lear	89,000	3,358
Lowe’s	60,700	1,726
Macy’s	181,300	6,227
McGraw-Hill	78,105	3,515
Newell Rubbermaid	166,185	3,015
RadioShack (A)	71,700	275
Staples (A)	230,275	3,005
Target	88,000	5,121
Time Warner	149,600	5,760
Time Warner Cable, Cl A	21,300	1,749
Viacom, Cl B	111,000	5,219
Walt Disney	35,900	1,741
Whirlpool (A)	79,400	4,856
Wyndham Worldwide (A)	63,300	3,338

		106,430

Consumer Staples — 7.8%
Archer-Daniels-Midland	169,500	5,004
Campbell Soup (A)	149,250	4,982
Coca-Cola	81,600	6,380
Coca-Cola Enterprises	57,700	1,618
Colgate-Palmolive (A)	52,600	5,476
CVS Caremark	315,800	14,757
Dean Foods *	178,400	3,038
Energizer Holdings *	27,000	2,032
General Mills	34,100	1,314
Herbalife	27,700	1,339
HJ Heinz (A)	32,800	1,784
Ingredion	32,200	1,594
Kroger	370,200	8,585
Lorillard	15,600	2,059
Molson Coors Brewing, Cl B	78,200	3,254
PepsiCo	39,060	2,760
Philip Morris International	50,300	4,389
Procter & Gamble	92,100	5,641
Ralcorp Holdings *	26,000	1,735
Safeway (A)	209,400	3,801
Smithfield Foods *	80,300	1,737
SUPERVALU (A)	111,437	577
SYSCO	61,500	1,833
Unilever	75,800	2,528

Description	Shares	Market Value ($ Thousands)

Walgreen	71,400	$2,112
Wal-Mart Stores	163,110	11,372

		101,701

Energy — 14.6%
Anadarko Petroleum	26,200	1,734
Apache	87,925	7,728
Baker Hughes (A)	89,235	3,667
Chesapeake Energy (A)	194,450	3,617
Chevron	366,100	38,624
ConocoPhillips (A)	284,100	15,875
Devon Energy	67,800	3,932
Exxon Mobil	581,275	49,740
Halliburton	146,800	4,168
Hess	80,400	3,493
Marathon Oil	261,100	6,676
Marathon Petroleum	107,900	4,847
Murphy Oil	212,450	10,684
Nabors Industries *	57,300	825
National Oilwell Varco	39,600	2,552
Noble Energy	27,300	2,316
Occidental Petroleum	76,300	6,544
Phillips 66 *	118,100	3,926
QEP Resources	61,300	1,837
Schlumberger	53,585	3,478
Tesoro *	269,600	6,729
Valero Energy	289,800	6,999

		189,991

Financials — 21.4%
ACE	73,700	5,463
Aflac	249,975	10,646
Allstate	201,400	7,067
American Express	136,650	7,954
American Financial Group	85,400	3,350
Ameriprise Financial	154,800	8,090
Annaly Capital Management † (A)	70,600	1,185
Assurant (A)	162,000	5,644
Bank of America	584,000	4,777
Bank of New York Mellon	80,300	1,762
BlackRock	11,400	1,936
Capital One Financial	71,600	3,914
CBL & Associates
Properties (A) †	83,500	1,631
CBRE Group, Cl A *	238,925	3,909
Chubb	57,700	4,202
Citigroup	664,460	18,213
Discover Financial Services	244,800	8,465
Endurance Specialty Holdings	39,000	1,495
Everest Re Group	90,035	9,318
Fidelity National Financial,
Cl A (A)	286,981	5,527
Fifth Third Bancorp	673,800	9,029
Goldman Sachs Group	44,895	4,304
Hartford Financial Services
Group (A)	102,600	1,809
Hospitality Properties Trust †	128,100	3,173
Huntington Bancshares	1,083,400	6,934
Invesco	142,200	3,214
JPMorgan Chase	796,100	28,445
Keycorp	751,100	5,813
Lazard, Cl A (A)	157,019	4,081

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Lincoln National (A)	168,000	$3,674
MetLife	152,900	4,717
Morgan Stanley	136,300	1,989
PNC Financial Services Group	152,900	9,343
Protective Life	88,700	2,609
Prudential Financial	108,700	5,264
Regions Financial	846,800	5,716
Reinsurance Group of
America, Cl A	31,300	1,666
Senior Housing Properties
Trust †	58,200	1,299
State Street	46,200	2,062
Travelers	116,700	7,450
Unum Group	79,300	1,517
US Bancorp	313,300	10,076
Wells Fargo	986,900	33,002
Weyerhaeuser †	266,400	5,957
Willis Group Holdings	38,400	1,401

		279,092

Health Care — 13.2%
Abbott Laboratories	28,700	1,850
Aetna	272,600	10,569
AmerisourceBergen	84,100	3,309
Amgen	137,100	10,014
Baxter International	76,600	4,071
Cardinal Health	55,100	2,314
CareFusion *	69,900	1,795
Cigna	32,800	1,443
Coventry Health Care	52,600	1,672
Covidien	53,200	2,846
Eli Lilly	43,600	1,871
Endo Pharmaceuticals Holdings *	33,500	1,038
Forest Laboratories *	155,500	5,441
Gilead Sciences *	78,100	4,005
Health Net *	97,200	2,359
Humana	44,900	3,477
Johnson & Johnson (A)	206,175	13,929
McKesson	62,000	5,813
Merck	543,100	22,674
Myriad Genetics *	95,955	2,281
Pfizer	1,813,600	41,713
St. Jude Medical	96,725	3,860
United Therapeutics *	38,400	1,896
UnitedHealth Group	54,100	3,165
Warner Chilcott, Cl A *	81,700	1,464
WellPoint	195,200	12,452
Zimmer Holdings	74,200	4,776

		172,097

Industrials — 9.6%
AGCO *	108,200	4,948
Boeing	35,025	2,602
Caterpillar	77,100	6,547
Deere	51,500	4,165
Delta Air Lines *	401,900	4,401
Dover	43,300	2,321
Emerson Electric	75,600	3,521
General Dynamics	24,800	1,636
General Electric	1,307,225	27,243
GrafTech International * (A)	262,970	2,538
Honeywell International	28,900	1,614

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works (A)	69,300	$3,665
Ingersoll-Rand (A)	124,570	5,254
ITT (A)	141,565	2,492
KBR	30,400	751
L-3 Communications Holdings	57,100	4,226
Lockheed Martin (A)	52,200	4,545
Navistar International *	31,800	902
Norfolk Southern	23,800	1,708
Northrop Grumman	214,750	13,699
Oshkosh Truck *	79,500	1,666
Parker Hannifin (A)	40,400	3,106
Raytheon (A)	102,600	5,806
RR Donnelley & Sons (A)	144,100	1,696
Teleflex	61,350	3,737
Textron (A)	63,500	1,579
Timken	60,500	2,770
Union Pacific	21,900	2,613
Xylem	118,425	2,981

		124,732

Information Technology — 11.4%
Adobe Systems *	151,000	4,888
Amdocs	57,500	1,709
Apple *	7,614	4,447
Automatic Data Processing	83,800	4,664
BMC Software *	40,400	1,724
CA	231,500	6,271
Cisco Systems	1,413,600	24,271
Computer Sciences	25,100	623
Corning	197,800	2,558
Cree * (A)	47,150	1,210
Dell *	202,200	2,531
EMC *	69,000	1,768
Google, Cl A *	7,175	4,162
Harris (A)	42,100	1,762
Hewlett-Packard	162,700	3,272
Ingram Micro, Cl A *	87,400	1,527
Intel	894,175	23,830
LSI Logic *	336,660	2,145
Mastercard, Cl A	5,095	2,191
Microsoft	685,000	20,954
Oracle	81,800	2,429
Riverbed Technology *	221,100	3,571
Seagate Technology	77,300	1,912
Symantec *	204,900	2,994
TE Connectivity	118,400	3,778
Tech Data *	65,300	3,146
Texas Instruments	60,300	1,730
Total System Services	231,800	5,547
Visa, Cl A	16,500	2,040
Vishay Intertechnology * (A)	103,400	975
Western Digital *	64,700	1,972
Xerox	222,600	1,752

		148,353

Materials — 5.2%
Agrium (A)	46,100	4,078
CF Industries Holdings	38,400	7,440
CRH ADR	177,250	3,410
Domtar	36,100	2,769
Dow Chemical (A)	155,200	4,889
E.I. Du Pont de Nemours	130,100	6,579

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	52,700	$2,654
Freeport-McMoRan Copper & Gold, Cl B	118,900	4,051
Huntsman	408,800	5,290
International Paper	61,000	1,764
Newmont Mining	182,800	8,868
Owens-Illinois *	371,100	7,114
Potash Corp of Saskatchewan	32,100	1,402
Rock-Tenn, Cl A	17,600	960
Sealed Air	186,862	2,885
WR Grace *	69,190	3,491

		67,644

Telecommunication Services — 2.0%
AT&T (A)	596,400	21,268
Verizon Communications	101,300	4,502

		25,770

Utilities — 3.7%
AES *	338,000	4,337
Ameren	112,100	3,760
American Electric Power	219,400	8,754
DTE Energy	50,900	3,020
Edison International	126,300	5,835
Entergy	114,900	7,801
Exelon	34,800	1,309
Pinnacle West Capital	36,900	1,909
PPL	61,200	1,702
Public Service Enterprise Group	200,400	6,513
Sempra Energy	52,900	3,643

		48,583

Total Common Stock (Cost $1,208,021) ($ Thousands)		1,264,393

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares	46,650	7,239

Total Exchange Traded Fund (Cost $6,822) ($ Thousands)		7,239

AFFILIATED PARTNERSHIP — 7.6%
SEI Liquidity Fund, L.P.
0.150%**†† (B) (C)	104,145,981	99,104

Total Affiliated Partnership (Cost $104,146) ($ Thousands)		99,104

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	32,410,044	32,410

Total Cash Equivalent (Cost $32,410) ($ Thousands)		32,410

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.059%, 09/20/12	$1,645	$1,645

Total U.S. Treasury Obligation (Cost $1,645) ($ Thousands)		1,645

Total Investments — 107.7% (Cost $1,353,044) ($ Thousands) ‡		$1,404,791

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	18	Sep-2012	$69
S&P 500 Index E-MINI	244	Sep-2012	566

			$635

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,304,160 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $103,244 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $99,104 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,353,044 ($ Thousands), and the unrealized appreciation and depreciation were $185,500 ($ Thousands) and ($133,753) ($ Thousands) respectively.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,264,393	$—	$—	$1,264,393
Exchange Traded Fund	7,239	—	—	7,239
Affiliated Partnership	—	99,104	—	99,104
Cash Equivalent	32,410	—	—	32,410
U.S. Treasury Obligation	—	1,645	—	1,645

Total Investments in Securities	$1,304,042	$100,749	$—	$1,404,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$635	$—	$—	$635

Total Other Financial Instruments	$635	$—	$—	$635

*	Futures contracts are valued at the unrealized appreciation on the instrument.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (unaudited)

Large Cap Value Fund

June 30, 2012

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4% ‡

Consumer Discretionary — 13.4%
Advance Auto Parts	49,400	$3,370
AMC Networks, Cl A * (A)	7,700	274
Apollo Group, Cl A *	192,400	6,963
Autozone *	11,469	4,211
Bed Bath & Beyond *	10,600	655
Big Lots *	10,100	412
CBS, Cl B	4,700	154
Chipotle Mexican Grill, Cl A * (A)	9,100	3,458
Coach	231,197	13,520
Comcast, Cl A	3,600	115
Deckers Outdoor * (A)	1,800	79
Delphi Automotive * (A)	3,500	89
Dollar General *	28,500	1,550
Dollar Tree * (A)	135,800	7,306
Expedia	1,600	77
Fossil *	142,599	10,915
Garmin (A)	3,800	145
Genuine Parts	26,200	1,578
Goodyear Tire & Rubber *	34,500	408
H&R Block (A)	85,400	1,365
Harley-Davidson	25,700	1,175
Home Depot (A)	159,400	8,447
Lamar Advertising, Cl A *	4,200	120
Las Vegas Sands	15,800	687
Limited Brands	150,200	6,388
LKQ *	20,000	668
Macy’s	34,100	1,171
Marriott International, Cl A (A)	76,300	2,991
Mattel	110,900	3,598
McDonald’s	152,600	13,510
Michael Kors Holdings * (A)	3,200	134
Nike, Cl B	151,375	13,288
Nordstrom	7,600	378
Omnicom Group	3,100	151
O’Reilly Automotive * (A)	67,600	5,663
PetSmart	58,900	4,016
Polaris Industries (A)	39,500	2,823
priceline.com * (A)	29,125	19,354
PVH	1,300	101
Ralph Lauren, Cl A	3,200	448
Ross Stores	131,800	8,233
Sally Beauty Holdings *	53,300	1,372
Staples (A)	646,175	8,433
Starbucks	67,000	3,572
Starwood Hotels & Resorts Worldwide	5,700	302
Tempur-Pedic International *	6,500	152
TJX	232,100	9,964
Tractor Supply (A)	21,300	1,769
Under Armour, Cl A * (A)	2,000	189
Yum! Brands	21,400	1,379

		177,120

Consumer Staples — 6.7%
Altria Group	328,597	11,353
Church & Dwight	13,800	765
Costco Wholesale	175,245	16,648
Estee Lauder, Cl A	257,664	13,945
Ingredion	6,500	322

Description	Shares	Market Value ($ Thousands)

Mead Johnson Nutrition, Cl A	188,878	$15,206
Monster Beverage *	67,300	4,792
Philip Morris International	192,797	16,824
Walgreen	231,725	6,855
Whole Foods Market	20,100	1,916

		88,626

Energy — 9.6%
Atwood Oceanics *	3,500	132
Cabot Oil & Gas	15,600	614
Cameron International *	17,700	756
Canadian Natural Resources	411,424	11,047
Chevron	8,300	876
Cobalt International Energy *	33,800	794
Concho Resources *	63,300	5,388
Continental Resources * (A)	26,600	1,772
Core Laboratories (A)	105,481	12,225
Denbury Resources *	60,300	911
Dresser-Rand Group *	1,000	45
EOG Resources	204,325	18,412
EQT	8,000	429
Exxon Mobil	193,300	16,541
FMC Technologies * (A)	505,272	19,822
HollyFrontier	2,960	105
Kinder Morgan	492,606	15,872
Noble Energy	10,300	874
Oceaneering International	68,200	3,264
Oil States International * (A)	26,400	1,748
Pioneer Natural Resources	18,200	1,605
Schlumberger	221,005	14,345

		127,577

Financials — 5.3%
American Tower, Cl A †	2,600	182
BlackRock	800	136
Charles Schwab (A)	841,886	10,885
CME Group	47,300	12,682
Digital Realty Trust † (A)	61,900	4,647
IntercontinentalExchange *	117,350	15,957
Progressive (A)	687,936	14,330
Public Storage †	36,000	5,199
Simon Property Group †	17,500	2,724
Validus Holdings (A)	3,200	102
Wells Fargo	105,200	3,518
Weyerhaeuser †	14,200	317

		70,679

Health Care — 11.4%
Abbott Laboratories	32,500	2,095
Alexion Pharmaceuticals * (A)	116,100	11,529
Allergan	223,875	20,724
AMERIGROUP *	16,900	1,114
Biogen Idec *	12,200	1,761
BioMarin Pharmaceuticals * (A)	22,000	871
Celgene *	55,300	3,548
Covance * (A)	214,538	10,266
DaVita *	153,246	15,050
Express Scripts Holding *	346,721	19,358
Idexx Laboratories * (A)	143,496	13,794
Intuitive Surgical *	38,621	21,388
Novo Nordisk ADR	102,332	14,873
Perrigo (A)	111,425	13,141

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Regeneron Pharmaceuticals * (A)	3,100	$354
SXC Health Solutions * (A)	9,500	942

		150,808

Industrials — 11.1%
BE Aerospace *	46,100	2,013
Carlisle	1,800	95
Caterpillar	138,200	11,735
Chicago Bridge & Iron	32,400	1,230
Copart *	13,300	315
Cummins	4,100	397
Danaher (A)	311,471	16,221
Delta Air Lines *	115,300	1,262
Donaldson	86,600	2,890
Dun & Bradstreet	14,900	1,061
Eaton (A)	11,700	464
Equifax	2,300	107
Expeditors International of Washington	213,000	8,254
Fastenal (A)	216,800	8,739
Flowserve	11,300	1,297
Fluor	290,491	14,333
Graco	3,300	152
Honeywell International	37,200	2,077
IHS, Cl A *	3,000	323
Illinois Tool Works (A)	8,500	450
Ingersoll-Rand	59,400	2,506
Joy Global	11,000	624
Kansas City Southern	55,500	3,860
Kennametal	4,600	152
Kirby *	9,800	461
Landstar System	30,000	1,552
Lincoln Electric Holdings	29,100	1,274
Manitowoc (A)	8,000	94
Masco (A)	157,700	2,187
MSC Industrial Direct, Cl A	27,800	1,822
Pall	62,200	3,409
Parker Hannifin	5,000	384
Precision Castparts	12,900	2,122
Robert Half International	36,100	1,031
Rockwell Automation	8,700	575
Roper Industries (A)	162,776	16,046
Spirit Aerosystems Holdings, Cl A *	9,100	217
SPX	2,800	183
Stericycle * (A)	206,214	18,904
Timken	34,500	1,580
Toro	8,000	586
TransDigm Group *	6,000	806
Union Pacific	17,200	2,052
United Continental Holdings * (A)	49,400	1,202
Valmont Industries	2,300	278
Verisk Analytics, Cl A *	23,500	1,158
WESCO International * (A)	10,400	599
WW Grainger (A)	37,500	7,172

		146,251

Information Technology — 35.8%
Accenture, Cl A (A)	265,886	15,977
Adobe Systems *	462,900	14,984
Advanced Micro Devices *	18,700	107

Description	Shares	Market Value ($ Thousands)

Akamai Technologies *	7,700	$244
Alliance Data Systems * (A)	32,500	4,388
Amphenol, Cl A	235,394	12,928
Analog Devices	2,300	87
Ansys *	203,536	12,845
Apple *	145,938	85,228
Automatic Data Processing	26,400	1,469
BMC Software *	365,550	15,602
Citrix Systems *	133,610	11,215
Cognizant Technology Solutions, Cl A *	225,848	13,551
Equinix * (A)	5,800	1,019
F5 Networks *	36,200	3,604
Genpact *	517,363	8,604
Google, Cl A *	67,364	39,076
International Business Machines	74,874	14,644
Intuit	294,975	17,507
Jabil Circuit	94,800	1,927
Kla-Tencor	87,500	4,309
Lam Research * (A)	2,800	106
Lender Processing Services	27,400	693
LSI Logic *	32,400	206
Mastercard, Cl A	83,174	35,774
Maxim Integrated Products	5,900	151
Microchip Technology (A)	41,700	1,380
Microsoft	277,458	8,487
National Instruments	411,159	11,044
NetApp * (A)	369,788	11,767
NeuStar, Cl A *	45,000	1,503
Nuance Communications * (A)	151,200	3,602
Polycom *	359,850	3,785
Qualcomm	637,944	35,521
Rackspace Hosting *	44,400	1,951
Red Hat *	89,900	5,078
Salesforce.com * (A)	78,311	10,827
Silicon Laboratories * (A)	12,300	466
Teradata *	175,550	12,641
TIBCO Software * (A)	24,000	718
Trimble Navigation *	40,000	1,840
VeriSign * (A)	374,825	16,331
Visa, Cl A	247,775	30,632

		473,818

Materials — 2.3%
Airgas (A)	43,600	3,663
Albemarle	3,200	191
CF Industries Holdings	11,300	2,189
Ecolab (A)	39,900	2,734
FMC	38,400	2,054
LyondellBasell Industries, Cl A	10,900	439
Martin Marietta Materials (A)	5,300	418
Monsanto	14,900	1,233
Praxair	8,300	902
Royal Gold (A)	8,300	651
Sherwin-Williams	19,400	2,568
Steel Dynamics	8,600	101
Syngenta ADR	177,421	12,143
Valspar	7,000	367
WR Grace *	9,300	469

		30,122

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.9%
Crown Castle International *	394,350	$23,133
SBA Communications, Cl A * (A)	42,600	2,430

		25,563

Utilities — 0.0%
Oneok	9,400	398

Total Common Stock (Cost $1,139,071) ($ Thousands)		1,290,962

	Number of Warrants

WARRANTS — 0.0%
Kinder Morgan
Expires 2017 *	222,784	481

Total Warrants (Cost $425) ($Thousands)		481

AFFILIATED PARTNERSHIP — 12.2%
SEI Liquidity Fund, L.P.
0.150%**†† (B)	166,041,918	162,106

Total Affiliated Partnership (Cost $166,042) ($ Thousands)		162,106

CASH EQUIVALENTS — 2.5%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010%**	3,255,680	3,255
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	29,851,802	29,852

Total Cash Equivalents (Cost $33,107) ($ Thousands)		33,107

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.059%, 09/20/12	$4,204	4,203
0.003%, 07/26/12	803	803

Total U.S. Treasury Obligations (Cost $5,006) ($ Thousands)		5,006

Total Investments — 112.6% (Cost $1,343,651) ($ Thousands) ‡‡		$1,491,662

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	52	Sep-2012	$200
S&P 500 Index E-MINI	347	Sep-2012	690

			$890

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,325,083 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $166,764 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $162,106 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,343,651 ($ Thousands), and the unrealized appreciation and depreciation were $203,533 ($ Thousands) and ($55,522) ($ Thousands) respectively.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,290,962	$—	$—	$1,290,962
Warrants	481	—	—	481
Affiliated Partnership	—	162,106	—	162,106
Cash Equivalents	29,852	3,255	—	33,107
U.S. Treasury Obligations	—	5,006	—	5,006

Total Investments in Securities	$1,321,295	$170,367	$—	$1,491,662

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$890	$—	$—	$890

Total Other Financial Instruments	$890	$—	$—	$890

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 13.3%
Abercrombie & Fitch, Cl A	5,363	$183
Amazon.com *	15,645	3,573
American Eagle Outfitters	1,215	24
Apollo Group, Cl A *	190,938	6,910
Autoliv	22,650	1,238
Bed Bath & Beyond *	127,192	7,860
Best Buy (A)	209,686	4,395
BorgWarner * (A)	7,072	464
Brinker International (A)	3,400	108
Career Education *	157,889	1,056
Carmax *	1,883	49
Carnival (A)	9,000	309
CBS, Cl B	324,372	10,633
Chico’s FAS	4,700	70
Coach	274,164	16,033
Comcast, Cl A	118,363	3,784
Darden Restaurants (A)	3,127	158
DeVry	1,021	32
Dick’s Sporting Goods	3,700	178
Dillard’s, Cl A (A)	19,500	1,242
DIRECTV, Cl A *	84,230	4,112
Discovery Communications, Cl A * (A)	94,924	5,126
DISH Network, Cl A	55,955	1,598
DR Horton (A)	6,500	119
Family Dollar Stores	701	47
Foot Locker	30,000	917
Ford Motor (A)	329,964	3,164
Fossil *	56,956	4,359
GameStop, Cl A (A)	89,722	1,647
Gannett (A)	52,605	775
Gap (A)	213,719	5,847
Garmin (A)	2,100	80
General Motors * (A)	36,500	720
Gentex (A)	5,500	114
Genuine Parts	2,400	145
H&R Block	17,957	287
Harley-Davidson	184,226	8,425
Harman International Industries	20,969	830
Hasbro (A)	16,201	549
Home Depot (A)	119,110	6,312
Interpublic Group (A)	154,235	1,673
ITT Educational Services * (A)	7,242	440
J.C. Penney (A)	4,030	94
Jarden	4,100	172
Johnson Controls	288,125	7,984
Kohl’s	37,768	1,718
Lamar Advertising, Cl A * (A)	7,300	209
Las Vegas Sands	13,594	591
Lear	30,979	1,169
Leggett & Platt (A)	9,000	190
Lennar, Cl A (A)	5,100	158
Liberty Global, Cl A *	9,275	460
Limited Brands	11,490	489
Lowe’s	351,903	10,008
Macy’s	139,691	4,798
Marriott International, Cl A (A)	7,099	278

Description	Shares	Market Value ($ Thousands)

Marriott Vacations Worldwide * (A)	709	$22
McDonald’s	99,550	8,813
McGraw-Hill	5,300	239
Mohawk Industries *	2,829	198
News, Cl A	254,836	5,680
Nike, Cl B	151,534	13,302
Nordstrom	170,644	8,479
NVR *	100	85
Omnicom Group	15,735	765
Orchard Supply Hardware Stores * (A)	40	—
O’Reilly Automotive * (A)	3,509	294
PetSmart	1,608	110
Polaris Industries	600	43
priceline.com * (A)	15,404	10,236
RadioShack (A)	49,604	190
Ralph Lauren, Cl A	18,063	2,530
Royal Caribbean Cruises (A)	3,900	102
Sears Holdings * (A)	900	54
Service International	31,000	383
Sirius XM Radio * (A)	19,560	36
Staples (A)	397,863	5,192
Starbucks (A)	52,276	2,787
Starwood Hotels & Resorts Worldwide	11,155	592
Target	296,633	17,261
Tempur-Pedic International * (A)	6,400	150
Thomson Reuters	15,000	427
Tiffany	1,800	95
Time Warner (A)	41,986	1,616
Time Warner Cable, Cl A (A)	111,240	9,133
TJX	4,954	213
Under Armour, Cl A * (A)	35,669	3,370
Urban Outfitters *	763	21
VF	4,711	629
Viacom, Cl B	10,400	489
Walt Disney	34,360	1,666
Whirlpool	54,576	3,338
Wyndham Worldwide (A)	64,931	3,425

		235,868

Consumer Staples — 9.0%
Altria Group	93,890	3,244
Anheuser-Busch InBev ADR	85,244	6,790
Archer-Daniels-Midland	162,919	4,809
Beam	66,146	4,133
Bunge (A)	24,174	1,517
Campbell Soup (A)	11,043	369
Church & Dwight	46,891	2,601
Clorox	832	60
Coca-Cola	41,544	3,248
Coca-Cola Enterprises	26,000	729
Colgate-Palmolive (A)	5,620	585
ConAgra Foods	95,828	2,485
Constellation Brands, Cl A *	10,975	297
Costco Wholesale	227,367	21,600
CVS Caremark	221,127	10,333
Dean Foods *	92,500	1,575
Dr Pepper Snapple Group (A)	25,908	1,134
Energizer Holdings *	1,628	123

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Estee Lauder, Cl A	196,259	$10,622
General Mills	5,168	199
Herbalife	19,200	928
Hershey	1,160	83
Ingredion	30,800	1,525
Kellogg	3,608	178
Kimberly-Clark	41,873	3,508
Kraft Foods, Cl A	55,929	2,160
Kroger	267,391	6,201
Lorillard	16,000	2,111
Mead Johnson Nutrition, Cl A (A)	145,654	11,727
PepsiCo	34,011	2,403
Philip Morris International	144,217	12,584
Procter & Gamble	102,025	6,249
Reynolds American	17,973	807
Safeway (A)	131,475	2,386
Smithfield Foods *	70,405	1,523
SUPERVALU (A)	47,892	248
SYSCO (A)	16,919	504
Tyson Foods, Cl A	104,200	1,962
Walgreen	188,862	5,587
Wal-Mart Stores	90,508	6,310
Whole Foods Market	156,396	14,908

		160,345

Energy — 9.7%
Apache	23,837	2,095
Baker Hughes (A)	2,758	113
Cameron International *	613	26
Canadian Natural Resources	145,893	3,917
Chesapeake Energy (A)	4,174	78
Chevron	268,741	28,352
Cimarex Energy (A)	5,845	322
Concho Resources *	900	77
ConocoPhillips (A)	260,989	14,584
Core Laboratories (A)	49,982	5,793
Devon Energy	25,790	1,495
Energen	750	34
EOG Resources	105,210	9,480
EQT	2,100	113
Exxon Mobil	420,297	35,965
FMC Technologies * (A)	139,460	5,471
Halliburton	38,684	1,098
Helmerich & Payne	5,457	237
Hess	71,305	3,098
HollyFrontier	3,400	120
Kinder Morgan	203,468	6,556
Marathon Oil	208,669	5,336
Marathon Petroleum	111,931	5,028
Murphy Oil	99,810	5,019
Nabors Industries *	16,568	239
National Oilwell Varco	31,044	2,001
Newfield Exploration *	2,500	73
Noble Energy	38,639	3,277
Occidental Petroleum	23,280	1,997
Oceaneering International	7,800	373
Oil States International *	3,100	205
Phillips 66 *	137,798	4,580
Plains Exploration & Production *	2,500	88
Quicksilver Resources * (A)	54,772	297

Description	Shares	Market Value ($ Thousands)

Range Resources	11,082	$686
RPC (A)	21,777	259
Schlumberger	161,025	10,452
SM Energy	1,000	49
Spectra Energy	20,995	610
Sunoco	1,900	90
Teekay Shipping	3,100	91
Tesoro *	149,543	3,733
Tidewater	1,850	86
Ultra Petroleum * (A)	12,488	288
Unit *	9,200	340
Valero Energy	272,561	6,582
Whiting Petroleum *	3,400	140
Williams	19,629	566
WPX Energy *	9,876	160

		171,669

Financials — 15.1%
ACE	85,925	6,370
Affiliated Managers Group *	1,000	109
Aflac	68,072	2,899
Alleghany *	259	88
Allied World Assurance Holdings	8,859	704
Allstate	128,429	4,507
American Capital *	110,000	1,108
American Express	34,511	2,009
American Financial Group	70,055	2,748
American Tower, Cl A †	151,511	10,592
Ameriprise Financial	71,947	3,760
Annaly Capital Management † (A)	102,840	1,726
Apartment Investment & Management, Cl A †	8,615	233
Arthur J. Gallagher (A)	12,424	436
Assurant (A)	126,961	4,423
AvalonBay Communities † (A)	1,900	269
Axis Capital Holdings	15,688	511
Bank of America	672,701	5,503
Bank of New York Mellon	67,321	1,478
BB&T	11,249	347
Berkshire Hathaway, Cl B *	54,570	4,547
BlackRock	4,902	832
Boston Properties † (A)	4,827	523
Brandywine Realty Trust † (A)	101,137	1,248
Camden Property Trust †	2,200	149
Capital One Financial	246,210	13,458
CBL & Associates Properties †	43,851	857
CBRE Group, Cl A *	2,800	46
Charles Schwab (A)	318,451	4,118
Chimera Investment † (A)	317,132	748
Chubb	76,668	5,583
Citigroup	447,646	12,270
City National	6,962	338
CME Group	24,525	6,575
Comerica	4,600	141
Commerce Bancshares	7,568	287
Cullen/Frost Bankers	6,247	359
Digital Realty Trust † (A)	1,300	98
Discover Financial Services	238,155	8,235
Duke Realty † (A)	21,100	309
E*Trade Financial *	33,069	266

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30 , 2012

Description	Shares	Market Value ($ Thousands)

Equity Residential †	4,687	$292
Everest Re Group	52,223	5,405
Federal Realty Investment Trust †	800	83
Fidelity National Financial, Cl A	5,399	104
Fifth Third Bancorp	428,534	5,742
First Citizens BancShares, Cl A	600	100
First Horizon National	60,538	524
First Republic Bank *	16,377	550
Forest City Enterprises, Cl A * (A)	9,800	143
Franklin Resources	3,796	421
General Growth Properties †	14,706	266
Genworth Financial, Cl A *	165,696	938
Goldman Sachs Group	42,042	4,030
Hartford Financial Services Group (A)	87,777	1,547
HCC Insurance Holdings	24,132	758
HCP †	11,000	486
Hospitality Properties Trust †	59,114	1,464
Host Hotels & Resorts (A)	15,849	251
Howard Hughes *	295	18
Huntington Bancshares	896,445	5,737
IntercontinentalExchange *	59,891	8,144
Invesco	6,000	136
Jefferies Group	7,900	103
Jones Lang LaSalle	5,191	366
JPMorgan Chase	673,992	24,082
Kemper	4,900	151
Keycorp	997,856	7,724
Kimco Realty †	3,600	69
Legg Mason	2,100	55
Liberty Property Trust †	1,900	70
Lincoln National (A)	161,000	3,521
Loews	31,932	1,306
M&T Bank	5,466	451
Macerich †	5,647	333
Mack-Cali Realty †	2,700	78
Marsh & McLennan	9,266	299
Mercury General	1,700	71
MetLife (A)	65,697	2,027
MFA Financial †	32,765	259
Moody’s	3,838	140
Morgan Stanley	105,638	1,541
New York Community Bancorp (A)	21,272	267
Northern Trust	1,366	63
NYSE Euronext	4,300	110
Old Republic International	5,100	42
PartnerRe	8,687	657
People’s United Financial	23,725	275
Plum Creek Timber †	10,213	405
PNC Financial Services Group	123,709	7,560
Popular *	30,782	511
Principal Financial Group	8,000	210
Progressive (A)	320,745	6,681
ProLogis †	5,906	196
Protective Life (A)	103,767	3,052
Prudential Financial	49,100	2,378
Public Storage †	4,106	593

Description	Shares	Market Value ($ Thousands)

Raymond James Financial (A)	12,428	$425
Rayonier †	6,900	310
Regions Financial	657,300	4,437
Reinsurance Group of
America, Cl A	48,116	2,560
Simon Property Group †	7,748	1,206
SLM (A)	25,648	403
StanCorp Financial Group (A)	1,500	56
State Street	40,538	1,810
SunTrust Banks	36,830	892
T. Rowe Price Group (A)	5,500	346
TD Ameritrade Holding	4,350	74
TFS Financial *	6,058	58
Torchmark	16,500	834
Travelers	123,675	7,895
Unum Group (A)	90,481	1,731
US Bancorp	185,368	5,962
Validus Holdings (A)	28,272	905
Ventas †	3,400	215
Waddell & Reed Financial, Cl A	2,800	85
Weingarten Realty Investors † (A)	4,600	121
Wells Fargo	660,072	22,073
Weyerhaeuser †	26,849	600

		266,590

Health Care — 12.1%
Abbott Laboratories	112,343	7,243
Aetna	147,645	5,724
Agilent Technologies	5,250	206
Alexion Pharmaceuticals *	31,500	3,128
Allergan	157,106	14,543
Allscripts Healthcare Solutions *	22,564	246
AmerisourceBergen	70,652	2,780
Amgen	226,382	16,535
Amylin Pharmaceuticals *	6,365	179
Baxter International	13,350	710
Becton Dickinson (A)	7,100	531
Biogen Idec *	1,522	220
Boston Scientific *	36,600	208
Bristol-Myers Squibb	18,440	663
Bruker BioSciences *	8,200	109
Cardinal Health	49,000	2,058
Celgene *	127,526	8,182
Cerner * (A)	2,200	182
Charles River Laboratories International *	1,600	52
Cigna	14,340	631
Community Health Systems *	51,679	1,449
Covance *	92,947	4,448
Coventry Health Care	29,754	946
Covidien	59,180	3,166
DaVita *	82,088	8,062
Dentsply International (A)	9,649	365
Edwards Lifesciences *	1,400	145
Eli Lilly	60,824	2,610
Endo Pharmaceuticals Holdings *	43,600	1,351
Express Scripts Holding * (A)	177,096	9,887
Forest Laboratories *	14,194	497

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Gilead Sciences *	48,498	$2,487
Health Net *	103,710	2,517
Henry Schein *	1,000	79
Hologic *	10,100	182
Hospira *	12,995	454
Humana	71,579	5,543
Idexx Laboratories * (A)	61,178	5,881
Intuitive Surgical *	10,169	5,631
Johnson & Johnson (A)	157,440	10,637
Life Technologies *	3,691	166
McKesson	35,630	3,340
MEDNAX *	1,500	103
Medtronic	36,227	1,403
Merck	368,556	15,387
Mettler Toledo International *	2,150	335
Mylan Laboratories *	7,475	160
Novo Nordisk ADR (A)	53,951	7,841
Omnicare (A)	82,971	2,591
Patterson	2,100	72
PDL BioPharma (A)	93,974	623
Perrigo (A)	42,039	4,958
Pfizer	1,231,910	28,334
Quest Diagnostics	7,672	460
Techne	817	61
Tenet Healthcare *	9,200	48
Thermo Fisher Scientific	7,191	373
United Therapeutics *	24,238	1,197
UnitedHealth Group	68,692	4,019
Varian Medical Systems * (A)	6,849	416
Warner Chilcott, Cl A *	91,517	1,640
Waters *	1,600	127
Watson Pharmaceuticals *	2,900	214
WellPoint	122,922	7,841
Zimmer Holdings	27,664	1,780

		213,956

Industrials — 8.7%
ACCO Brands *	2,441	25
AGCO *	84,302	3,855
Alaska Air Group *	28,800	1,034
Ametek	8,400	419
Armstrong World Industries	4,700	231
Babcock & Wilcox *	1,536	38
Boeing	7,170	533
C.H. Robinson Worldwide	2,502	146
Carlisle	1,500	79
Caterpillar	41,511	3,525
Chicago Bridge & Iron	4,600	175
CNH Global (A)	1,600	62
Crane	850	31
CSX	35,438	792
Cummins	3,265	317
Danaher	143,349	7,466
Deere	26,044	2,106
Delta Air Lines *	309,698	3,391
Donaldson	3,800	127
Dover	8,100	434
Eaton (A)	12,358	490
Equifax	2,500	116
Expeditors International of Washington	105,226	4,078
FedEx	17,933	1,643

Description	Shares	Market Value ($ Thousands)

Fluor	118,734	$5,858
Fortune Brands Home & Security *	1,837	41
Foster Wheeler *	11,652	202
GATX	1,600	61
General Dynamics	21,312	1,406
General Electric	967,224	20,157
Goodrich	4,976	631
Graco	1,400	65
Hertz Global Holdings * (A)	4,200	54
Honeywell International	70,153	3,917
Huntington Ingalls Industries * (A)	6,935	279
Illinois Tool Works	3,529	187
Ingersoll-Rand	3,300	139
Iron Mountain	3,625	119
ITT (A)	24,605	433
Joy Global	2,600	148
Kansas City Southern	50,374	3,504
KBR	93,824	2,319
Kennametal	15,000	497
L-3 Communications Holdings	81,496	6,032
Lockheed Martin (A)	63,789	5,555
Manitowoc (A)	4,100	48
Manpower	1,700	62
Masco (A)	7,600	106
Navistar International *	8,751	248
Norfolk Southern	26,000	1,866
Northrop Grumman (A)	149,482	9,536
Oshkosh Truck *	50,842	1,065
Owens Corning * (A)	12,067	344
PACCAR	4,705	184
Pall (A)	99,822	5,471
Parker Hannifin	22,581	1,736
Pentair	2,400	92
Precision Castparts	69,069	11,361
Quanta Services *	1,386	33
Raytheon (A)	96,869	5,482
Republic Services	2,031	54
Robert Half International (A)	2,900	83
Rockwell Automation	3,000	198
Rockwell Collins (A)	3,450	170
Roper Industries	70,452	6,945
RR Donnelley & Sons (A)	93,172	1,097
Ryder System	18,990	684
Shaw Group *	1,550	42
Southwest Airlines	31,055	287
Spirit Aerosystems Holdings, Cl A *	2,400	57
Stanley Black & Decker	4,250	274
Stericycle * (A)	86,429	7,923
Textron	5,200	129
Timken	57,553	2,635
Trinity Industries	5,700	142
Tyco International	10,911	577
Union Pacific	69,981	8,349
United Continental Holdings * (A)	22,821	555
United Parcel Service, Cl B	8,211	647
United Technologies	23,304	1,760
URS	20,056	700
Waste Management (A)	20,866	697

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

WW Grainger	762	$146

		154,502

Information Technology — 21.9%
Accenture, Cl A	147,117	8,840
Activision Blizzard (A)	2,675	32
Adobe Systems *	528,323	17,102
Advanced Micro Devices *	7,200	41
Alliance Data Systems * (A)	1,100	149
Altera	116,566	3,945
Amdocs	12,766	379
Amphenol, Cl A	110,738	6,082
Analog Devices	10,448	393
Ansys *	88,516	5,586
Apple *	99,209	57,938
Applied Materials	104,000	1,192
Arrow Electronics *	5,000	164
Autodesk *	222,661	7,791
Automatic Data Processing	6,862	382
BMC Software *	176,989	7,554
Brocade Communications Systems *	368,964	1,819
CA	105,269	2,852
Cadence Design Systems *	11,100	122
Cisco Systems	591,645	10,159
Citrix Systems *	67,927	5,702
Cognizant Technology Solutions, Cl A *	101,383	6,083
Computer Sciences	10,047	249
Convergys (A)	742	11
Corning	120,474	1,558
Dell *	205,128	2,568
Dolby Laboratories, Cl A *	1,235	51
DST Systems	18,000	978
EchoStar, Cl A *	3,100	82
EMC *	349,920	8,968
Equinix *	800	140
Factset Research Systems	900	84
Fidelity National Information Services	31,651	1,079
Fiserv *	6,500	469
Genpact *	194,005	3,226
Global Payments	8,847	382
Google, Cl A *	40,263	23,355
Harris (A)	30,100	1,260
Hewlett-Packard	194,429	3,910
IAC	1,076	49
Ingram Micro, Cl A *	39,100	683
Intel	859,355	22,902
International Business Machines	67,269	13,157
International Rectifier *	3,500	70
Intuit (A)	224,464	13,322
IPG Photonics * (A)	1,600	70
JDS Uniphase *	3,700	41
Juniper Networks *	23,000	375
Kla-Tencor	1,400	69
Lam Research *	5,300	200
Lender Processing Services (A)	76,423	1,932
Lexmark International, Cl A	30,340	806
LSI Logic *	32,781	209

Description	Shares	Market Value ($ Thousands)

Marvell Technology Group	80,863	$912
Mastercard, Cl A	54,684	23,520
Maxim Integrated Products	4,600	118
Microchip Technology (A)	106,776	3,532
Micron Technology *	5,459	34
Microsoft	380,504	11,640
Motorola Solutions	15,759	758
National Instruments	183,952	4,941
NetApp *	235,286	7,487
Nuance Communications * (A)	15,000	357
Oracle	429,447	12,755
Polycom *	130,743	1,375
QLogic *	4,200	58
Qualcomm	446,646	24,869
Rackspace Hosting *	1,378	61
Red Hat *	1,214	68
SAIC (A)	66,600	807
Salesforce.com * (A)	38,887	5,376
SanDisk *	1,495	55
Seagate Technology	60,204	1,489
Symantec *	232,568	3,398
TE Connectivity	13,055	417
Tech Data *	22,300	1,074
Teradata *	95,442	6,873
Teradyne * (A)	9,800	138
Texas Instruments	22,193	637
Total System Services	3,100	74
VeriSign * (A)	185,997	8,104
Visa, Cl A	121,968	15,079
Vishay Intertechnology * (A)	65,781	620
WebMD Health, Cl A *	1,796	37
Western Digital *	99,685	3,038
Xerox	203,556	1,602
Xilinx	2,300	77
Yahoo! *	14,850	235
Zebra Technologies, Cl A *	2,400	82

		388,259

Materials — 3.1%
Agrium (A)	41,500	3,671
Air Products & Chemicals	2,850	230
AK Steel Holding (A)	126,561	743
Allegheny Technologies	1,800	57
Ball	1,057	43
Bemis	2,400	75
Cabot	18,468	752
Celanese, Ser A	11,100	384
CF Industries Holdings	35,433	6,865
Cliffs Natural Resources (A)	1,800	89
Commercial Metals	35,073	443
Cytec Industries	307	18
Domtar	26,300	2,017
Dow Chemical (A)	160,124	5,044
E.I. Du Pont de Nemours	15,316	774
Eastman Chemical (A)	59,295	2,987
Ecolab	3,621	248
Freeport-McMoRan Copper & Gold, Cl B	82,036	2,795
Greif, Cl A	1,500	62
Huntsman	152,594	1,974
International Flavors & Fragrances (A)	1,400	77

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

International Paper	74,784	$2,162
LyondellBasell Industries, Cl A	81,500	3,282
Martin Marietta Materials	550	43
MeadWestvaco	7,400	213
Molycorp * (A)	10,028	216
Monsanto	73,909	6,118
Newmont Mining	11,637	565
Nucor	18,800	713
Owens-Illinois *	32,385	621
PPG Industries	3,000	318
Praxair	2,548	277
Rock-Tenn, Cl A	13,000	709
RPM International (A)	1,500	41
Sealed Air	6,700	104
Sherwin-Williams	9,700	1,284
Sigma-Aldrich (A)	2,200	163
Sonoco Products	1,500	45
Steel Dynamics	126,576	1,487
Syngenta ADR (A)	102,903	7,043
United States Steel (A)	1,568	32
Vulcan Materials	1,097	44
Westlake Chemical	1,800	94

		54,922

Telecommunication Services — 3.0%
AT&T	657,648	23,452
CenturyTel	15,608	616
Crown Castle International *	209,875	12,311
Frontier Communications (A)	140,948	540
MetroPCS Communications *	3,342	20
SBA Communications, Cl A * (A)	2,100	120
Telephone & Data Systems	7,918	169
US Cellular *	1,976	76
Verizon Communications	346,338	15,391

		52,695

Utilities — 2.4%
AES *	249,000	3,195
Ameren	107,300	3,599
American Electric Power	179,636	7,168
American Water Works	12,600	432
Centerpoint Energy	4,900	101
CMS Energy	47,392	1,114
Consolidated Edison (A)	8,348	519
Dominion Resources	5,292	286
DTE Energy	32,800	1,946
Duke Energy (A)	7,759	179
Edison International	72,857	3,366
Entergy	105,908	7,190
Exelon	19,648	739
FirstEnergy	3,953	195
Great Plains Energy	3,500	75
Hawaiian Electric Industries (A)	3,200	91
MDU Resources Group	2,200	48
National Fuel Gas	1,300	61
NextEra Energy	4,538	312
NiSource (A)	12,500	309
Northeast Utilities	9,184	356
OGE Energy	2,612	135
Oneok	8,000	339
PG&E	8,566	388

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PNM Resources	43,000	$840
PPL	4,200	117
Progress Energy	5,500	331
Public Service Enterprise Group	150,100	4,878
Questar	27,200	567
Sempra Energy	36,747	2,531
UGI	35,000	1,030
Xcel Energy	8,453	240

		42,677

Total Common Stock (Cost $1,355,957) ($ Thousands)		1,741,483

	Number of Warrants

WARRANTS — 0.0%
Kinder Morgan Expires: 05/25/17 *	127,770	276

Total Warrants (Cost $243) ($ Thousands)		276

AFFILIATED PARTNERSHIP —10.1%
SEI Liquidity Fund, L.P.
0.150% **††(B)	184,184,219	179,651

Total Affiliated Partnership (Cost $184,184) ($ Thousands)		179,651

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080% **††	29,334,748	29,335

Total Cash Equivalent (Cost $29,335) ($ Thousands)		29,335

U.S. TREASURY OBLIGATIONS (C) (D)— 0.3%
U.S. Treasury Bills
0.103%, 08/23/12	$21	21
0.095%, 08/16/12	1,043	1,043
0.069%, 09/20/12	3,609	3,608

Total U.S. Treasury Obligations (Cost $4,672) ($ Thousands)		4,672

Total Investments — 110.4% (Cost $1,574,391) ($ Thousands)‡		$1,955,417

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2012

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	376	Sep-2012	$860
S&P Mid 400 Index E-MINI	61	Sep-2012	136

			$996

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,771,067 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $178,729 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $179,651 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,574,391 ($ Thousands), and the unrealized appreciation and depreciation were $423,520 ($ Thousands) and ($42,494) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,741,483	$—	$—	$1,741,483
Warrants	276	—	—	276
Affiliated Partnership	—	179,651	—	179,651
Cash Equivalent	29,335	—	—	29,335
U.S. Treasury Obligations	—	4,672	—	4,672

Total Investments in Securities	$1,771,094	$184,323	$—	$1,955,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$996	$—	$—	$996

Total Other Financial Instruments	$996	$—	$—	$996

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A	16,400	$560
Amazon.com *	69,600	15,893
Apollo Group, Cl A *	21,503	778
Autonation * (A)	8,126	287
Autozone *	5,194	1,907
Bed Bath & Beyond *	45,233	2,795
Best Buy (A)	54,241	1,137
Big Lots *	12,513	510
BorgWarner * (A)	21,900	1,436
Cablevision Systems, Cl A (A)	41,400	550
Carmax * (A)	43,300	1,123
Carnival (A)	86,584	2,967
CBS, Cl B	124,001	4,065
Chipotle Mexican Grill, Cl A * (A)	6,000	2,280
Coach	55,010	3,217
Comcast, Cl A	517,922	16,558
Darden Restaurants (A)	24,513	1,241
DeVry	11,400	353
DIRECTV, Cl A *	126,200	6,161
Discovery Communications, Cl A * (A)	49,400	2,668
Dollar Tree *	45,400	2,443
DR Horton (A)	53,249	979
Expedia (A)	18,150	872
Family Dollar Stores	22,522	1,497
Ford Motor (A)	734,280	7,041
Fossil *	9,900	758
GameStop, Cl A (A)	26,100	479
Gannett (A)	45,247	666
Gap	63,431	1,735
Genuine Parts	29,736	1,792
Goodyear Tire & Rubber *	46,693	552
H&R Block	56,004	895
Harley-Davidson	43,708	1,999
Harman International Industries	13,400	531
Hasbro (A)	22,091	748
Home Depot (A)	294,596	15,611
International Game Technology	56,856	895
Interpublic Group (A)	85,201	924
J.C. Penney (A)	27,680	645
Johnson Controls	130,057	3,604
Kohl’s	48,447	2,204
Leggett & Platt (A)	26,754	565
Lennar, Cl A (A)	31,007	959
Limited Brands	47,027	2,000
Lowe’s	226,536	6,443
Macy’s	79,164	2,719
Marriott International, Cl A (A)	51,052	2,001
Mattel	64,818	2,103
McDonald’s	194,670	17,234
McGraw-Hill	53,121	2,390
NetFlix * (A)	10,600	726
Newell Rubbermaid	55,147	1,000
News, Cl A	405,233	9,033
Nike, Cl B	70,194	6,162
Nordstrom	30,502	1,516

Description	Shares	Market Value ($ Thousands)

Omnicom Group (A)	52,104	$2,532
O’Reilly Automotive * (A)	24,300	2,035
priceline.com * (A)	9,480	6,300
PulteGroup *	64,382	689
Ralph Lauren, Cl A	12,400	1,737
Ross Stores	43,668	2,728
Scripps Networks Interactive, Cl A (A)	18,200	1,035
Sears Holdings * (A)	7,265	434
Snap-on	11,153	694
Staples (A)	132,614	1,731
Starbucks (A)	145,958	7,782
Starwood Hotels & Resorts Worldwide	37,435	1,986
Target	128,319	7,467
Tiffany	24,273	1,285
Time Warner (A)	185,312	7,135
Time Warner Cable, Cl A	59,983	4,925
TJX	144,134	6,188
TripAdvisor * (A)	18,150	811
Urban Outfitters * (A)	21,200	585
VF	16,714	2,230
Viacom, Cl B	103,201	4,852
Walt Disney	342,527	16,613
Washington Post, Cl B (A)	955	357
Whirlpool	14,605	893
Wyndham Worldwide (A)	27,902	1,472
Wynn Resorts	15,200	1,577
Yum! Brands (A)	87,970	5,667

		259,947

Consumer Staples — 11.1%
Altria Group	390,956	13,507
Archer-Daniels-Midland	126,466	3,733
Avon Products	82,351	1,335
Beam	29,919	1,870
Brown-Forman, Cl B	18,995	1,840
Campbell Soup (A)	34,075	1,137
Clorox (A)	24,842	1,800
Coca-Cola	432,453	33,813
Coca-Cola Enterprises	57,417	1,610
Colgate-Palmolive	91,693	9,545
ConAgra Foods	78,852	2,045
Constellation Brands, Cl A *	31,000	839
Costco Wholesale	83,118	7,896
CVS Caremark	246,335	11,511
Dean Foods *	35,200	600
Dr Pepper Snapple Group (A)	40,500	1,772
Estee Lauder, Cl A	43,000	2,327
General Mills	123,182	4,747
Hershey	29,312	2,111
HJ Heinz (A)	61,149	3,325
Hormel Foods	26,200	797
JM Smucker	21,648	1,635
Kellogg	47,067	2,322
Kimberly-Clark (A)	75,199	6,300
Kraft Foods, Cl A	340,698	13,158
Kroger	109,859	2,548
Lorillard	25,176	3,322
McCormick (A)	25,461	1,544
Mead Johnson Nutrition, Cl A	38,934	3,135
Molson Coors Brewing, Cl B	30,046	1,250

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Monster Beverage *	29,400	$2,093
PepsiCo	300,185	21,211
Philip Morris International	327,465	28,575
Procter & Gamble	526,401	32,242
Reynolds American	63,880	2,866
Safeway (A)	45,946	834
SYSCO (A)	111,720	3,331
Tyson Foods, Cl A (A)	55,690	1,049
Walgreen (A)	166,944	4,938
Wal-Mart Stores	331,344	23,101
Whole Foods Market	31,000	2,955

		266,569

Energy — 10.6%
Anadarko Petroleum	95,280	6,307
Apache	75,200	6,609
Baker Hughes (A)	83,649	3,438
Cabot Oil & Gas	40,100	1,580
Cameron International *	47,000	2,007
Chesapeake Energy (A)	126,600	2,355
Chevron (A)	378,678	39,950
ConocoPhillips (A)	244,543	13,665
Consol Energy (A)	43,400	1,312
Denbury Resources *	74,600	1,127
Devon Energy	77,213	4,478
Diamond Offshore Drilling (A)	13,300	787
EOG Resources	51,444	4,636
EQT	28,600	1,534
Exxon Mobil	897,198	76,773
FMC Technologies * (A)	45,700	1,793
Halliburton	176,379	5,007
Helmerich & Payne	20,500	891
Hess	57,775	2,510
Kinder Morgan	97,566	3,144
Marathon Oil	134,556	3,441
Marathon Petroleum	66,378	2,982
Murphy Oil	37,063	1,864
Nabors Industries *	55,178	795
National Oilwell Varco	81,068	5,224
Newfield Exploration *	25,300	741
Noble (A)	48,200	1,568
Noble Energy	33,800	2,867
Occidental Petroleum	154,959	13,291
Peabody Energy	52,000	1,275
Phillips 66 *	122,271	4,064
Pioneer Natural Resources	23,600	2,082
QEP Resources	33,900	1,016
Range Resources	31,500	1,949
Rowan, Cl A * (A)	23,597	763
Schlumberger	256,143	16,626
Southwestern Energy *	66,700	2,130
Spectra Energy	124,461	3,617
Sunoco	20,457	972
Tesoro *	26,600	664
Valero Energy	106,108	2,562
Williams	119,565	3,446
WPX Energy *	37,921	613

		254,455

Financials — 14.1%
ACE	64,400	4,774
Aflac	89,308	3,804
Allstate	95,259	3,343

Description	Shares	Market Value ($ Thousands)

American Express	193,915	$11,288
American International Group *	122,208	3,922
American Tower, Cl A †	75,200	5,257
Ameriprise Financial	42,384	2,215
Aon	62,129	2,906
Apartment Investment & Management, Cl A †	25,239	682
Assurant (A)	16,700	582
AvalonBay Communities † (A)	18,208	2,576
Bank of America	2,070,128	16,934
Bank of New York Mellon (A)	230,186	5,053
BB&T (A)	133,197	4,109
Berkshire Hathaway, Cl B *	337,647	28,136
BlackRock	24,457	4,153
Boston Properties † (A)	28,300	3,067
Capital One Financial	111,762	6,109
CBRE Group, Cl A *	62,700	1,026
Charles Schwab (A)	206,527	2,670
Chubb	51,856	3,776
Cincinnati Financial (A)	30,979	1,179
Citigroup	563,308	15,440
CME Group	12,707	3,407
Comerica	37,783	1,160
Discover Financial Services	101,330	3,504
E*Trade Financial *	48,543	390
Equity Residential † (A)	57,340	3,576
Federated Investors, Cl B (A)	17,645	385
Fifth Third Bancorp	175,811	2,356
First Horizon National	49,036	424
Franklin Resources (A)	27,215	3,021
Genworth Financial, Cl A *	93,900	532
Goldman Sachs Group	94,556	9,064
Hartford Financial Services Group	84,086	1,482
HCP †	81,000	3,576
Health Care †	40,200	2,344
Host Hotels & Resorts † (A)	135,248	2,140
Hudson City Bancorp	100,800	642
Huntington Bancshares	165,175	1,057
IntercontinentalExchange *	13,900	1,890
Invesco	85,300	1,928
JPMorgan Chase	729,457	26,063
Keycorp	182,083	1,409
Kimco Realty † (A)	77,800	1,480
Legg Mason	23,800	628
Leucadia National	37,900	806
Lincoln National (A)	55,698	1,218
Loews	58,349	2,387
M&T Bank (A)	24,161	1,995
Marsh & McLennan	103,850	3,347
MetLife (A)	202,626	6,251
Moody’s (A)	37,508	1,371
Morgan Stanley	291,161	4,248
NASDAQ OMX Group	23,900	542
Northern Trust	46,105	2,122
NYSE Euronext	49,400	1,264
People’s United Financial	68,600	797
Plum Creek Timber † (A)	30,835	1,224
PNC Financial Services Group	100,775	6,159
Principal Financial Group	57,648	1,512
Progressive (A)	116,868	2,434

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

ProLogis † (A)	87,700	$2,914
Prudential Financial	89,766	4,347
Public Storage †	27,128	3,918
Regions Financial	270,063	1,823
Simon Property Group †	58,502	9,106
SLM	97,343	1,529
State Street	93,191	4,160
SunTrust Banks	101,696	2,464
T. Rowe Price Group (A)	48,408	3,048
Torchmark	19,157	968
Travelers	75,152	4,798
Unum Group	55,552	1,063
US Bancorp	365,206	11,745
Ventas †	55,232	3,486
Vornado Realty Trust † (A)	35,373	2,971
Wells Fargo	1,020,063	34,111
Weyerhaeuser †	102,540	2,293
XL Group, Cl A	60,305	1,269
Zions Bancorporation (A)	35,160	683

		339,832

Health Care — 11.8%
Abbott Laboratories	302,146	19,479
Aetna	67,002	2,598
Agilent Technologies	66,406	2,606
Alexion Pharmaceuticals *	37,100	3,684
Allergan	59,266	5,486
AmerisourceBergen	49,292	1,940
Amgen	149,455	10,916
Baxter International	107,038	5,689
Becton Dickinson (A)	40,162	3,002
Biogen Idec *	45,600	6,584
Boston Scientific *	277,312	1,572
Bristol-Myers Squibb (A)	322,575	11,597
C.R. Bard	16,088	1,728
Cardinal Health	66,055	2,774
CareFusion *	42,977	1,104
Celgene *	83,900	5,383
Cerner * (A)	27,900	2,306
Cigna	54,771	2,410
Coventry Health Care	27,013	859
Covidien	92,400	4,943
DaVita *	17,900	1,758
Dentsply International (A)	27,100	1,025
Edwards Lifesciences *	22,000	2,273
Eli Lilly	195,130	8,373
Express Scripts Holding *	154,961	8,652
Forest Laboratories *	50,763	1,776
Gilead Sciences *	144,672	7,419
Hospira * (A)	31,504	1,102
Humana	31,397	2,431
Intuitive Surgical *	7,520	4,165
Johnson & Johnson (A)	527,182	35,617
Laboratory Corp of America Holdings * (A)	18,563	1,719
Life Technologies *	34,043	1,531
McKesson	45,369	4,253
Medtronic	198,817	7,700
Merck	584,044	24,384
Mylan Laboratories * (A)	81,611	1,744
Patterson	16,700	576
PerkinElmer	21,640	558

Description	Shares	Market Value ($ Thousands)

Perrigo (A)	17,800	$2,099
Pfizer	1,440,576	33,133
Quest Diagnostics (A)	30,224	1,810
St. Jude Medical (A)	61,256	2,445
Stryker	61,842	3,407
Tenet Healthcare *	78,376	411
Thermo Fisher Scientific	69,943	3,631
UnitedHealth Group (A)	199,647	11,679
Varian Medical Systems * (A)	21,600	1,313
Waters *	16,997	1,351
Watson Pharmaceuticals *	24,271	1,796
WellPoint	63,998	4,082
Zimmer Holdings	34,055	2,192

		283,065

Industrials — 10.2%
3M	132,682	11,888
Avery Dennison	20,315	555
Boeing	144,032	10,702
C.H. Robinson Worldwide (A)	31,200	1,826
Caterpillar (A)	125,397	10,647
Cintas (A)	21,107	815
Cooper Industries, Cl A	30,300	2,066
CSX	201,050	4,495
Cummins	36,640	3,551
Danaher	109,296	5,692
Deere	76,802	6,211
Dover	35,137	1,884
Dun & Bradstreet	9,100	648
Eaton (A)	63,938	2,534
Emerson Electric	140,306	6,535
Equifax	22,925	1,068
Expeditors International of Washington	40,500	1,570
Fastenal (A)	56,400	2,273
FedEx (A)	60,105	5,506
Flowserve	10,400	1,193
Fluor	32,344	1,596
General Dynamics	69,526	4,586
General Electric	2,033,574	42,380
Goodrich	24,020	3,048
Honeywell International	149,855	8,368
Illinois Tool Works (A)	92,424	4,888
Ingersoll-Rand	56,800	2,396
Jacobs Engineering Group *	24,600	931
Joy Global (A)	20,200	1,146
L-3 Communications Holdings	18,923	1,400
Lockheed Martin (A)	50,894	4,432
Masco (A)	68,268	947
Norfolk Southern	63,126	4,531
Northrop Grumman (A)	48,319	3,082
PACCAR	68,191	2,672
Pall	22,095	1,211
Parker Hannifin	28,871	2,220
Pitney Bowes (A)	38,175	572
Precision Castparts	27,700	4,556
Quanta Services *	40,400	973
Raytheon (A)	64,968	3,677
Republic Services	60,083	1,590
Robert Half International (A)	27,127	775
Rockwell Automation	27,226	1,799
Rockwell Collins (A)	28,378	1,400

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Roper Industries	18,500	$1,824
RR Donnelley & Sons (A)	34,111	402
Ryder System	9,754	351
Southwest Airlines	147,749	1,362
Stanley Black & Decker	32,435	2,087
Stericycle * (A)	16,200	1,485
Textron (A)	53,398	1,328
Tyco International	88,100	4,656
Union Pacific	91,694	10,940
United Parcel Service, Cl B	184,311	14,516
United Technologies	175,132	13,228
Waste Management (A)	88,128	2,943
WW Grainger	11,665	2,231
Xylem	35,300	889

		245,077

Information Technology — 19.5%
Accenture, Cl A (A)	123,700	7,433
Adobe Systems * (A)	94,336	3,054
Advanced Micro Devices * (A)	112,163	643
Akamai Technologies *	34,000	1,079
Altera	61,651	2,086
Amphenol, Cl A	31,200	1,714
Analog Devices	56,899	2,143
Apple *	179,422	104,782
Applied Materials	246,750	2,828
Autodesk *	43,217	1,512
Automatic Data Processing	93,750	5,218
BMC Software *	31,349	1,338
Broadcom, Cl A (A)	93,736	3,168
CA	69,627	1,886
Cisco Systems	1,029,204	17,671
Citrix Systems *	35,442	2,975
Cognizant Technology
Solutions, Cl A *	58,000	3,480
Computer Sciences (A)	29,633	736
Corning	290,778	3,760
Dell *	291,774	3,653
eBay *	221,032	9,286
Electronic Arts *	63,278	781
EMC *	403,740	10,348
F5 Networks *	15,100	1,503
Fidelity National Information Services	44,865	1,529
First Solar * (A)	11,240	169
Fiserv *	26,480	1,912
Flir Systems	29,400	573
Google, Cl A *	48,863	28,344
Harris (A)	21,800	912
Hewlett-Packard	377,665	7,595
Intel	965,915	25,742
International Business Machines	221,437	43,309
Intuit	56,386	3,347
Iron Mountain	32,700	1,078
Jabil Circuit	35,279	717
JDS Uniphase * (A)	43,956	484
Juniper Networks *	100,600	1,641
Kla-Tencor	31,871	1,570
Lam Research * (A)	38,117	1,438
Lexmark International, Cl A (A)	13,539	360
Linear Technology	43,794	1,372

Description	Shares	Market Value ($ Thousands)

LSI Logic *	108,346	$690
Mastercard, Cl A	20,300	8,731
Microchip Technology (A)	36,700	1,214
Micron Technology *	188,769	1,191
Microsoft	1,434,993	43,896
Molex (A)	26,260	629
Motorola Solutions	56,229	2,705
NetApp *	69,376	2,208
Nvidia *	116,648	1,612
Oracle	745,188	22,132
Paychex (A)	61,656	1,937
Qualcomm	329,232	18,332
Red Hat *	36,900	2,084
SAIC (A)	52,844	640
Salesforce.com * (A)	26,600	3,678
SanDisk * (A)	46,300	1,689
Seagate Technology	72,500	1,793
Symantec *	139,347	2,036
TE Connectivity	81,400	2,597
Teradata *	31,968	2,302
Teradyne * (A)	35,607	501
Texas Instruments	218,849	6,279
Total System Services	30,680	734
VeriSign *	30,500	1,329
Visa, Cl A	95,672	11,828
Western Digital *	44,700	1,362
Western Union	118,512	1,996
Xerox	254,506	2,003
Xilinx (A)	50,009	1,679
Yahoo! *	231,938	3,672

		468,648

Materials — 3.4%
Air Products & Chemicals	40,226	3,247
Airgas	13,100	1,101
Alcoa (A)	203,735	1,783
Allegheny Technologies	20,359	649
Alpha Natural Resources *	42,000	366
Ball (A)	29,882	1,227
Bemis (A)	19,690	617
CF Industries Holdings	12,490	2,420
Cliffs Natural Resources (A)	27,111	1,336
Dow Chemical (A)	229,975	7,244
E.I. Du Pont de Nemours	180,235	9,114
Eastman Chemical	26,216	1,321
Ecolab (A)	55,630	3,812
FMC	26,700	1,428
Freeport-McMoRan Copper & Gold, Cl B	181,136	6,171
International Flavors & Fragrances (A)	15,494	849
International Paper	83,570	2,416
MeadWestvaco	32,715	940
Monsanto	102,348	8,472
Mosaic	56,900	3,116
Newmont Mining	94,608	4,590
Nucor	60,582	2,296
Owens-Illinois *	31,400	602
PPG Industries	29,045	3,082
Praxair	56,999	6,198
Sealed Air	36,728	567
Sherwin-Williams	16,516	2,186

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Sigma-Aldrich (A)	23,036	$1,703
Titanium Metals (A)	15,700	178
United States Steel (A)	27,526	567
Vulcan Materials	24,649	979

		80,577

Telecommunication Services — 3.2%
AT&T (A)	1,125,240	40,126
CenturyTel (A)	118,357	4,674
Crown Castle International *	49,900	2,927
Frontier Communications (A)	190,125	728
MetroPCS Communications *	56,100	340
Sprint Nextel *	572,822	1,867
Verizon Communications	545,498	24,242
Windstream (A)	112,046	1,082

		75,986

Utilities — 3.6%
AES *	122,990	1,578
AGL Resources	22,400	868
Ameren	46,344	1,554
American Electric Power	92,415	3,687
Centerpoint Energy	81,468	1,684
CMS Energy (A)	49,192	1,156
Consolidated Edison (A)	55,933	3,478
Dominion Resources	108,940	5,883
DTE Energy	32,345	1,919
Duke Energy (A)	255,322	5,888
Edison International	62,253	2,876
Entergy	33,764	2,292
Exelon	162,646	6,119
FirstEnergy	79,910	3,931
Integrys Energy Group (A)	14,934	849
NextEra Energy (A)	79,520	5,472
NiSource (A)	53,879	1,334
Northeast Utilities	59,835	2,322
NRG Energy * (A)	43,500	755
Oneok	39,800	1,684
Pepco Holdings (A)	43,500	851
PG&E	81,529	3,691
Pinnacle West Capital	20,849	1,079
PPL	110,671	3,078
Progress Energy	56,383	3,392
Public Service Enterprise Group	96,730	3,144
SCANA (A)	22,200	1,062
Sempra Energy	45,965	3,166
Southern	165,635	7,669
TECO Energy	41,212	744
Wisconsin Energy (A)	44,000	1,741
Xcel Energy	93,019	2,643

		87,589

Total Common Stock (Cost $1,523,622) ($ Thousands)		2,361,745

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 12.5%
SEI Liquidity Fund, L.P.
0.150%**†† (B)	304,867,227	$300,941

Total Affiliated Partnership (Cost $304,867) ($ Thousands)		300,941

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.080%**††	50,861,008	50,861

Total Cash Equivalent (Cost $50,861) ($ Thousands)		50,861

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.078%, 09/06/12	$2,350	2,349
0.058%, 08/09/12	1,050	1,050

Total U.S. Treasury Obligations (Cost $3,400) ($ Thousands)		3,399

Total Investments — 113.0% (Cost $1,882,750) ($ Thousands) ‡		$2,716,946

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	711	Sep-2012	$1,707

For the period ended June 30, 2012, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,404,999 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $303,682 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was 300,941 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,882,750 ($ Thousands), and the unrealized appreciation and depreciation were $865,245 ($ Thousands) and ($31,049) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2012

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,361,745	$—	$—	$2,361,745
Affiliated Partnership	—	300,941	—	300,941
Cash Equivalent	50,861	—	—	50,861
U.S. Treasury Obligations	—	3,399	—	3,399

Total Investments in Securities $	2,412,606	$304,340	$—	$2,716,946

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,707	$—	$—	$1,707

Total Other Financial Instruments	$1,707	$—	$—	$1,707

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Consumer Discretionary — 13.7%
AFC Enterprises *	13,121	$304
American Public Education * (A)	13,733	440
Ameristar Casinos	6,200	110
ANN *	9,900	252
Arctic Cat *	9,360	342
Asbury Automotive Group *	12,641	299
Bally Technologies *	8,240	385
Beazer Homes USA *	11,800	38
bebe stores	10,200	60
Belo, Cl A	52,478	338
Biglari Holdings *	430	166
BJ’s Restaurants * (A)	18,708	711
Bob Evans Farms	2,400	97
Body Central * (A)	30,400	274
Boyd Gaming *	2,700	19
Bravo Brio Restaurant Group *	15,270	272
Bridgepoint Education * (A)	2,300	50
Brown Shoe	7,300	94
Brunswick	7,300	162
Cabela’s *	6,130	232
Capella Education *	4,297	149
Career Education *	23,400	157
Carmike Cinemas *	4,500	66
Casual Male Retail Group *	62,000	225
Cato, Cl A	7,994	243
CEC Entertainment	12,991	473
Chico’s FAS	20,860	310
Childrens Place Retail Stores * (A)	18,063	900
Christopher & Banks	21,600	25
Coldwater Creek *	23,000	13
Conn’s *	2,300	34
Cooper Tire & Rubber	13,114	230
Core-Mark Holding	7,334	353
Corinthian Colleges * (A)	51,200	148
CROCS *	11,965	193
Dana Holding (A)	19,612	251
Denny’s *	33,400	148
Destination Maternity	1,700	37
Dick’s Sporting Goods	6,300	302
DineEquity *	400	18
Dorman Products *	1,200	30
Entercom Communications * (A)	6,400	38
Ethan Allen Interiors (A)	6,900	137
Exide Technologies *	9,500	32
Express *	13,300	242
Fifth & Pacific *	7,800	84
Finish Line, Cl A	6,400	134
Francesca’s Holdings * (A)	39,338	1,063
Fred’s, Cl A (A)	5,500	84
Furniture Brands International *	12,800	16
Gaylord Entertainment * (A)	11,096	428
Genesco *	3,970	239
Grand Canyon Education *	17,778	372
hhgregg * (A)	10,700	121
Hibbett Sports * (A)	7,605	439
HomeAway * (A)	11,150	242
Hot Topic	22,600	219
HSN	955	39

Description	Shares	Market Value ($ Thousands)

Ignite Restaurant Group *	600	$11
Insight Enterprises *	10,900	183
International Speedway, Cl A	2,500	65
Isle of Capri Casinos * (A)	24,547	152
Jack in the Box *	6,978	195
JAKKS Pacific (A)	9,100	146
Jones Group (A)	36,900	353
Kirkland’s *	2,100	24
Krispy Kreme Doughnuts *	1,400	9
La-Z-Boy, Cl Z *	10,800	133
LeapFrog Enterprises *	6,900	71
Libbey *	47,100	724
Life Time Fitness * (A)	18,057	840
Live Nation *	26,165	240
LKQ *	6,615	221
Lumber Liquidators Holdings * (A)	14,780	499
M/I Homes *	3,500	61
Marriott Vacations Worldwide *	3,900	121
Matthews International, Cl A (A)	12,160	395
McClatchy, Cl A * (A)	15,000	33
MDC Partners, Cl A	60,200	683
Men’s Wearhouse	11,084	312
Meredith (A)	11,700	374
Meritage Homes * (A)	16,383	556
Modine Manufacturing *	55,325	383
Morgans Hotel Group *	45,990	216
Movado Group	3,800	95
Multimedia Games Holding *	2,500	35
National CineMedia	53,040	805
National Presto Industries (A)	1,500	105
New York Times, Cl A *	10,100	79
OfficeMax *	5,300	27
Orient-Express Hotels, Cl A * (A)	31,234	261
Oxford Industries (A)	600	27
Pandora Media * (A)	32,320	351
Panera Bread, Cl A *	2,140	298
Papa John’s International *	4,800	228
Peet’s Coffee & Tea * (A)	300	18
Pep Boys-Manny Moe & Jack (A)	15,315	152
PetMed Express	11,700	142
PF Chang’s China Bistro	800	41
Pier 1 Imports	47,676	783
Pinnacle Entertainment *	52,665	507
RadioShack	12,800	49
ReachLocal *	24,770	272
Red Robin Gourmet Burgers *	11,969	365
Regis (A)	29,710	534
Rent-A-Center	4,500	152
Ruby Tuesday *	31,972	218
rue21 * (A)	14,120	356
Ryland Group	25,575	654
Sauer-Danfoss	4,000	140
Scholastic	6,500	183
Scientific Games, Cl A *	72,673	621
Select Comfort *	24,256	507
Shoe Carnival	8,977	193
Shuffle Master *	9,175	127
Shutterfly * (A)	13,250	407
Sinclair Broadcast Group, Cl A	2,600	24

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Six Flags Entertainment	1,300	$70
Skechers U.S.A., Cl A * (A)	9,300	189
Skullcandy * (A)	23,995	340
SodaStream International * (A)	8,253	338
Sotheby’s	8,400	280
Stage Stores	27,023	495
Standard Motor Products	3,700	52
Steiner Leisure *	1,100	51
Steven Madden *	3,025	96
Stewart Enterprises, Cl A	9,800	70
Strayer Education (A)	800	87
Sturm Ruger (A)	1,280	51
Superior Industries International	3,400	56
Tenneco *	5,210	140
Tesla Motors * (A)	13,215	414
Titan International (A)	12,600	309
True Religion Apparel	8,550	248
Tumi Holdings * (A)	7,425	130
Ulta Salon Cosmetics & Fragrance	2,325	217
Universal Technical Institute	1,200	16
Vail Resorts (A)	5,977	299
Valassis Communications * (A)	1,600	35
Vera Bradley * (A)	15,210	320
Vitamin Shoppe *	5,250	288
Warnaco Group *	9,835	419
Wet Seal, Cl A *	71,500	226
Whistler Blackcomb Holdings	2,500	27
Winnebago Industries *	13,100	133
WMS Industries *	12,390	247
Wolverine World Wide	6,630	257
World Wrestling Entertainment, Cl A (A)	6,400	50
Zumiez * (A)	16,282	645

		35,230

Consumer Staples — 2.7%
Andersons	4,600	196
B&G Foods, Cl A (A)	4,200	112
Casey’s General Stores (A)	14,122	833
Chefs’ Warehouse Holdings * (A)	9,562	173
Chiquita Brands International *	72,300	361
Coca-Cola Bottling Consolidated	2,100	135
Darling International *	2,100	35
Dole Food * (A)	15,700	138
Elizabeth Arden *	1,500	58
Fresh Del Monte Produce	13,200	310
Fresh Market *	11,101	595
Hain Celestial Group * (A)	10,942	602
Harris Teeter Supermarkets (A)	10,228	419
J&J Snack Foods	6,900	408
Lancaster Colony (A)	4,200	299
Medifast * (A)	12,929	254
Nash Finch	3,500	75
Omega Protein *	5,200	38
Pilgrim’s Pride *	6,100	43
Post Holdings *	3,700	114
Prestige Brands Holdings *	1,400	22
Rite Aid *	150,300	211
Smart Balance *	7,350	69
Snyders-Lance	9,537	241

Description	Shares	Market Value ($ Thousands)

Spartan Stores	20,710	$376
Spectrum Brands Holdings *	2,700	88
TreeHouse Foods *	5,619	350
United Natural Foods *	5,523	303
USANA Health Sciences * (A)	3,300	136
Weis Markets	700	31

		7,025

Energy — 6.1%
Alberta Oilsands *	184,500	26
Approach Resources *	7,500	192
ATP Oil & Gas * (A)	16,900	57
Basic Energy Services *	6,100	63
Berry Petroleum, Cl A	17,924	711
Bonanza Creek Energy *	1,400	23
BPZ Resources * (A)	13,100	33
C&J Energy Services * (A)	2,500	46
Callon Petroleum *	15,800	67
CARBO Ceramics (A)	3,717	285
Carrizo Oil & Gas * (A)	16,370	385
Comstock Resources * (A)	38,423	631
Contango Oil & Gas * (A)	1,500	89
CVR Energy *	600	16
Dawson Geophysical *	2,500	60
Dril-Quip *	10,070	661
Energy Partners * (A)	25,300	428
Energy XXI Bermuda (A)	11,407	357
Forum Energy Technologies * (A)	17,223	339
Goodrich Petroleum * (A)	42,554	590
Gulfport Energy *	21,943	453
Heckmann * (A)	55,300	187
Helix Energy Solutions Group * (A)	9,200	151
Karoon Gas Australia *	5,264	22
Key Energy Services *	62,563	476
KiOR, Cl A * (A)	14,404	129
Knightsbridge Tankers (A)	1,900	15
Kodiak Oil & Gas, Cl Lithuanian * (A)	51,891	426
Laredo Petroleum Holdings * (A)	15,340	319
Magnum Hunter Resources * (A)	121,614	508
Matador Resources *	16,420	176
Matrix Service *	18,600	211
Midstates Petroleum *	3,000	29
Newpark Resources * (A)	61,200	361
Northern Oil And Gas * (A)	13,160	210
Oasis Petroleum * (A)	28,907	699
Oceaneering International	5,420	259
Oil States International *	3,670	243
Oilsands Quest * (A)	258,000	10
Parker Drilling *	19,500	88
Patriot Coal * (A)	13,689	17
PDC Energy * (A)	25,658	629
Penn Virginia (A)	16,300	120
Petroquest Energy * (A)	4,700	23
Pioneer Drilling *	70,889	565
Porto Energy *	93,400	9
Quicksilver Resources * (A)	66,004	358
Rosetta Resources * (A)	13,141	481
Scorpio Tankers * (A)	97,387	622
SM Energy	3,000	147
StealthGas *	19,900	116

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Stone Energy * (A)	19,258	$488
Superior Energy Services *	20,205	409
Swift Energy *	20,405	380
Synergy Resources *	5,100	16
Teekay Tankers, Cl A	10,700	49
Tesco * (A)	20,717	249
TETRA Technologies *	37,930	270
Triangle Petroleum * (A)	6,100	34
USEC * (A)	48,800	48
Vaalco Energy *	26,140	226
W&T Offshore (A)	6,600	101
Warren Resources *	15,100	36
Western Refining	3,000	67
Willbros Group *	23,600	152

		15,643

Financials — 20.4%
Affiliated Managers Group *	6,270	686
Agree Realty †	5,000	111
Alexander’s †	100	43
Alterra Capital Holdings (A)	30,720	717
American Campus Communities (A)	2,200	99
American Capital Mortgage Investment	3,100	74
American Equity Investment Life Holding (A)	21,100	232
Amtrust Financial Services (A)	26,330	782
Anworth Mortgage Asset	4,300	30
Argo Group International Holdings	7,200	211
Artio Global Investors, Cl A	7,700	27
Ashford Hospitality Trust †	2,400	20
Associated Estates Realty †	24,358	364
Astoria Financial (A)	6,200	61
Bancorpsouth (A)	46,018	668
Bank of the Ozarks (A)	9,695	292
Berkshire Hills Bancorp (A)	13,385	294
BGC Partners, Cl A	9,000	53
BioMed Realty Trust (A)	15,585	291
BlackRock Kelso Capital	10,500	103
Boston Private Financial Holdings (A)	35,700	319
Brasil Brokers Participacoes	10,600	35
BRE Properties, Cl A	4,030	202
Brookline Bancorp	3,800	34
Campus Crest Communities (A)	41,500	431
CapLease	23,300	97
Capstead Mortgage	2,100	29
Cardinal Financial	18,475	227
Cash America International	5,476	241
Central Pacific Financial *	47,085	665
Chatham Lodging Trust	6,100	87
Chemical Financial	2,900	62
Chesapeake Lodging Trust †	3,000	52
Citizens Republic Bancorp *	11,400	195
City Holding (A)	5,400	182
CNO Financial Group (A)	82,900	647
CoBiz Financial	36,095	226
Cohen & Steers (A)	8,760	302
Colonial Properties Trust	13,306	295
Columbia Banking System	8,600	162

Description	Shares	Market Value ($ Thousands)

Community Bank System (A)	6,200	$168
Coresite Realty	7,255	187
CreXus Investment	3,000	30
CubeSmart	47,674	556
CVB Financial (A)	15,895	185
CYS Investments (A)	13,200	182
DFC Global * (A)	24,500	452
DiamondRock Hospitality	58,467	596
Douglas Emmett † (A)	16,830	389
Eagle Bancorp *	19,888	313
East West Bancorp	16,840	395
EastGroup Properties	10,227	545
Education Realty Trust	79,385	880
Employers Holdings	4,500	81
Encore Capital Group *	12,860	381
Entertainment Properties Trust †	1,400	58
EverBank Financial *	3,700	40
Ezcorp, Cl A *	3,800	89
FBR * (A)	95,400	264
Fifth Street Finance (A)	3,000	30
Financial Engines * (A)	30,655	658
First American Financial	9,300	158
First Cash Financial Services *	672	27
First Commonwealth Financial	29,800	201
First Financial Bancorp	30,416	486
First Financial Bankshares	1,000	35
First Horizon National	52,946	458
First Industrial Realty Trust * †	5,400	68
First Midwest Bancorp	18,500	203
First Potomac Realty Trust †	2,000	23
FirstMerit	2,800	46
Flushing Financial	2,800	38
Forest City Enterprises, Cl A *	22,885	334
Fulton Financial	36,107	361
Gain Capital Holdings	5,200	26
Getty Realty †	2,600	50
Glacier Bancorp (A)	12,417	192
Gladstone Commercial	2,100	35
Glimcher Realty Trust †	11,100	113
Global Indemnity, Cl A *	10,700	217
Government Properties Income Trust	14,900	337
Great American Group *	41,800	14
Hancock Holding	17,508	533
Hanover Insurance Group	19,956	781
Healthcare Realty Trust †	2,200	52
Highwoods Properties (A)	18,505	623
Home BancShares	13,600	416
Home Loan Servicing Solutions (A)	9,900	133
Home Properties †	3,230	198
HomeStreet *	7,100	227
Horace Mann Educators	15,600	273
Hudson Valley Holding	2,296	42
IBERIABANK	5,730	289
Independent Bank	3,700	108
Infinity Property & Casualty	3,000	173
Inland Real Estate (A)	63,953	536
International Bancshares	9,100	178
Investment Technology Group *	65,912	606
Investors Real Estate Trust †	4,500	36
Jones Lang LaSalle (A)	4,083	287
KBW (A)	15,290	252

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Kennedy-Wilson Holdings (A)	34,100	$478
Knight Capital Group, Cl A *	13,300	159
LaSalle Hotel Properties	11,475	334
Lexington Realty Trust (A)	74,803	634
LTC Properties †	12,952	470
Mack-Cali Realty	9,100	264
Maiden Holdings	50,000	434
MB Financial	17,302	373
MCG Capital	29,300	135
Meadowbrook Insurance Group	54,300	477
Medical Properties Trust	39,795	383
MFA Financial	3,900	31
MGIC Investment *	13,000	37
Mid-America Apartment Communities	8,442	576
Montpelier Re Holdings	11,900	253
National Financial Partners * (A)	21,420	287
National Penn Bancshares (A)	92,027	881
National Retail Properties (A)	13,540	383
Nationstar Mortgage Holdings *	6,500	140
Navigators Group *	4,015	201
NBT Bancorp	10,400	224
Nelnet, Cl A	21,400	492
Netspend Holdings * (A)	37,124	341
NorthStar Realty Finance (A)	64,730	338
Northwest Bancshares	9,700	114
Ocwen Financial *	30,200	567
Old National Bancorp	40,989	492
Omega Healthcare Investors †	4,800	108
OmniAmerican Bancorp *	7,600	163
Oritani Financial	8,800	127
PacWest Bancorp (A)	38,092	902
Park National	500	35
Pebblebrook Hotel Trust	13,709	320
PennantPark Investment (A)	38,829	402
Pennsylvania	2,000	30
Pinnacle Financial Partners *	2,100	41
Piper Jaffray *	2,100	49
Platinum Underwriters Holdings	4,900	187
Potlatch †	6,377	204
Primerica *	6,700	179
PrivateBancorp, Cl A	11,000	162
ProAssurance	8,858	789
Prospect Capital	2,000	23
Prosperity Bancshares (A)	10,695	449
Provident Financial Services	13,700	210
PS Business Parks	1,900	129
Radian Group (A)	53,130	175
RAIT Financial Trust (A)	25,545	118
Ramco-Gershenson Properties †	16,500	207
RLI	8,386	572
Sabra Health Care †	7,900	135
Safeguard Scientifics *	25,506	395
Safety Insurance Group	500	20
Sandy Spring Bancorp	14,759	266
SCBT Financial	3,800	134
Signature Bank NY *	9,180	560
Solar Capital	5,300	118
STAG Industrial	1,700	25
Starwood Property Trust	7,600	162
Sterling Financial *	14,790	279
Stifel Financial *	14,550	450

Description	Shares	Market Value ($ Thousands)

Strategic Hotels & Resorts * †	3,200	$21
Summit Hotel Properties	4,700	39
Sunstone Hotel Investors *	51,324	564
Susquehanna Bancshares	100,132	1,031
Symetra Financial	15,900	201
Synovus Financial (A)	190,036	376
Tanger Factory Outlet Centers †	4,562	146
THL Credit	13,000	175
TICC Capital	5,200	50
Titanium Asset Management *	4,111	1
Titanium Asset Management PIPE *(B)(D)	2,000	2
Tower Group (A)	11,700	244
Trustmark (A)	19,387	475
Two Harbors Investment	19,300	200
UMB Financial	3,300	169
Umpqua Holdings	15,500	204
United Financial Bancorp	6,800	98
Uranium Participation *	6,300	34
Urstadt Biddle Properties, Cl A †	2,000	39
Validus Holdings (A)	8,000	256
ViewPoint Financial Group	25,160	393
Waddell & Reed Financial, Cl A	13,811	418
Washington Federal	1,400	24
Washington Real Estate Investment Trust † (A)	16,006	455
Webster Financial	26,185	567
West Coast Bancorp *	9,845	193
Westamerica Bancorporation (A)	3,000	142
Western Alliance Bancorp *	132,802	1,243
Wilshire Bancorp *	8,300	45
Winthrop Realty Trust	5,900	72
Wintrust Financial (A)	19,325	686
WisdomTree Investments *	47,650	313
World Acceptance * (A)	5,011	330
WSFS Financial	6,300	254
Zillow, Cl A * (A)	5,220	202

		52,577

Health Care — 12.2%
ABIOMED * (A)	9,225	211
Acadia Healthcare * (A)	40,667	713
Accuray *	8,600	59
Achillion Pharmaceuticals * (A)	12,120	75
Acorda Therapeutics *	6,720	158
Aegerion Pharmaceuticals *	13,930	207
Affymetrix * (A)	40,600	190
Akorn * (A)	52,128	822
Alere * (A)	22,500	437
Align Technology * (A)	7,310	245
Allos Therapeutics *	45,500	81
Almost Family *	600	13
Amarin * (A)	32,003	463
Amedisys *	9,000	112
AMERIGROUP *	4,805	317
Amsurg *	9,460	284
Amylin Pharmaceuticals * (A)	11,885	335
Analogic	1,000	62
Arena Pharmaceuticals * (A)	2,479	25
Ariad Pharmaceuticals * (A)	43,282	745
Arqule *	19,345	115
ArthroCare *	3,300	97
Assisted Living Concepts, Cl A	4,400	63

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Athenahealth* (A)	3,612	$286
Auxilium Pharmaceuticals *	1,800	48
AVEO Pharmaceuticals * (A)	8,310	101
BioMimetic Therapeutics * (A)	8,200	22
Bruker BioSciences *	22,780	303
Centene *	6,325	191
Cepheid * (A)	7,120	319
Chemed (A)	2,708	164
Computer Programs & Systems	2,200	126
Conmed	15,280	423
Cubist Pharmaceuticals * (A)	18,042	684
Cyberonics *	6,315	284
DexCom *	19,025	247
DynaVox, Cl A *	30,614	34
Emergent Biosolutions *	26,505	402
Emeritus *	22,760	383
Ensign Group	1,200	34
Exact Sciences *	5,100	55
Fluidigm * (A)	16,817	253
Gentiva Health Services *	8,600	60
Greatbatch *	14,475	329
Halozyme Therapeutics * (A)	26,660	236
Hansen Medical * (A)	27,500	62
Health Management Associates, Cl A *	62,155	488
Health Net *	11,600	282
HealthSouth *	54,038	1,257
Healthways *	10,700	85
HeartWare International *	1,050	93
Hi-Tech Pharmacal *	6,400	207
HMS Holdings *	21,961	731
ICU Medical *	15,142	808
Immunogen * (A)	5,000	84
Impax Laboratories *	20,996	425
Imris *	57,617	173
Incyte * (A)	1,500	34
Insulet * (A)	32,995	705
Invacare	14,100	218
IPC The Hospitalist * (A)	2,875	130
Ironwood Pharmaceuticals, Cl A * (A)	10,830	149
Keryx Biopharmaceuticals * (A)	46,835	84
Kindred Healthcare * (A)	23,724	233
LHC Group *	1,900	32
LifePoint Hospitals *	7,535	309
Magellan Health Services *	12,361	560
MAP Pharmaceuticals *	21,909	328
Masimo *	20,832	466
Medical Action Industries *	38,700	135
Medicines *	10,600	243
Medicis Pharmaceutical, Cl A (A)	14,732	503
MEDNAX * (A)	9,518	652
MELA Sciences * (A)	29,600	96
Merit Medical Systems *	3,100	43
Momenta Pharmaceuticals * (A)	17,100	231
Myriad Genetics *	12,010	285
Natus Medical *	1,900	22
Navidea Biopharmaceuticals * (A)	19,200	71
Nektar Therapeutics * (A)	27,350	221
Neurocrine Biosciences *	16,900	134
Novadaq Technologies *	24,700	165
NuVasive *	10,750	273

Description	Shares	Market Value ($ Thousands)

NxStage Medical * (A)	14,030	$235
Omnicell *	21,277	312
Onyx Pharmaceuticals *	6,660	443
Optimer Pharmaceuticals * (A)	8,770	136
OraSure Technologies *	30,870	347
Orthofix International *	1,300	54
Pain Therapeutics * (A)	7,200	34
Parexel International *	16,575	468
PDL BioPharma (A)	60,883	404
Pharmacyclics * (A)	2,950	161
Pozen *	4,400	27
Providence Service *	14,300	196
Questcor Pharmaceuticals * (A)	14,145	753
Rigel Pharmaceuticals *	4,400	41
Sagent Pharmaceuticals * (A)	13,880	251
Salix Pharmaceuticals * (A)	5,034	274
Sangamo Biosciences * (A)	30,333	167
Seattle Genetics * (A)	5,700	145
Select Medical Holdings *	6,600	67
Sirona Dental Systems *	5,675	255
Skilled Healthcare Group, Cl A *	14,900	94
Spectranetics *	17,189	196
Spectrum Pharmaceuticals * (A)	20,364	317
SXC Health Solutions * (A)	3,510	348
Symmetry Medical *	34,200	293
Synageva BioPharma *	1,226	50
Syneron Medical *	41,540	431
Synta Pharmaceuticals * (A)	24,140	132
Targacept * (A)	10,600	46
TESARO *	4,890	68
Theravance * (A)	2,800	62
Threshold Pharmaceuticals * (A)	48,423	358
Tornier BV * (A)	16,709	375
Trinity Biotech	6,500	78
Trius Therapeutics *	29,221	168
Unilife * (A)	96,796	327
ViroPharma * (A)	6,820	162
Volcano *	17,540	503
WellCare Health Plans *	15,498	821
XenoPort * (A)	11,900	72

		31,501

Industrials — 16.1%
AAR (A)	24,414	329
ABM Industries	11,700	229
Acacia Research *	19,513	727
ACCO Brands *	8,100	84
Actuant, Cl A	39,389	1,070
Acuity Brands (A)	15,198	774
Advisory Board * (A)	12,408	615
Aegean Marine Petroleum Network (A)	29,900	160
Air Transport Services Group *	48,300	251
Aircastle	21,100	254
Alaska Air Group *	11,400	409
Albany International, Cl A	7,600	142
Altra Holdings	1,900	30
American Science & Engineering	300	17
Ametek	1,810	90
Apogee Enterprises	3,500	56
Applied Industrial Technologies	5,300	195
Arkansas Best	11,400	144

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Armstrong World Industries	7,700	$379
AZZ	600	37
Barnes Group	2,000	49
BE Aerospace *	7,020	306
Belden	13,390	447
Brink’s	21,200	491
CAI International *	1,800	36
Carlisle	12,750	676
Cascade	400	19
Celadon Group	9,994	164
Ceradyne	6,700	172
Chart Industries *	6,195	426
Clarcor	4,105	198
Clean Harbors *	6,820	385
Columbus McKinnon *	14,600	220
Comfort Systems USA	6,100	61
Consolidated Graphics *	10,822	314
Copa Holdings, Cl A	1,585	131
Corporate Executive Board	1,100	45
Crane	9,165	333
Cubic	10,078	485
Curtiss-Wright	800	25
Deluxe	12,458	311
Dollar Thrifty Automotive Group *	1,100	89
Dycom Industries *	37,920	706
Dynamic Materials	12,272	213
EMCOR Group	35,155	978
EnerSys *	600	21
ESCO Technologies	10,964	400
Esterline Technologies *	8,730	544
Exponent *	4,200	222
Flow International *	38,300	121
Forward Air	1,800	58
FreightCar America	2,800	64
FTI Consulting *	12,100	348
G&K Services	16,520	515
Gardner Denver	3,420	181
GenCorp *	12,100	79
Genesee & Wyoming, Cl A * (A)	17,132	905
Geo Group *	21,200	482
GeoEye *	4,900	76
Global Power Equipment Group (A)	13,800	301
Graco	5,300	244
GrafTech International *	11,700	113
Granite Construction	2,300	60
Great Lakes Dredge & Dock	3,600	25
Greenbrier *	27,669	486
H&E Equipment Services *	3,300	50
Hawaiian Holdings * (A)	49,586	323
HEICO	9,443	373
Heidrick & Struggles International	5,800	101
Hexcel *	43,642	1,125
HNI	200	5
ICF International *	12,700	303
IDEX	7,370	287
Insperity	5,400	146
Interface, Cl A	37,605	513
ITT	5,305	93
John Bean Technologies	14,020	190
Kadant *	11,381	267
Keyw Holding * (A)	16,500	166

Description	Shares	Market Value ($ Thousands)

Kforce *	3,800	$51
Kirby *	5,830	274
Korn/Ferry International *	1,400	20
Layne Christensen *	3,600	74
LB Foster, Cl A	2,100	60
Lincoln Electric Holdings	5,790	254
Lindsay	400	26
Manitowoc (A)	13,025	152
Marten Transport	18,620	396
Meritor *	19,100	100
Michael Baker *	1,600	42
Middleby *	7,975	794
Mistras Group *	12,430	327
Mobile Mini *	18,250	263
Moog, Cl A *	9,425	390
MSC Industrial Direct, Cl A	4,660	305
Mueller Water Products, Cl A	6,600	23
MYR Group *	6,800	116
NACCO Industries, Cl A	900	105
Navigant Consulting *	40,284	509
Northwest Pipe *	9,000	218
Old Dominion Freight Line * (A)	27,648	1,197
Orbital Sciences *	3,000	39
Orion Marine Group *	44,500	310
Pacer International *	24,800	135
Polypore International * (A)	19,689	795
Quality Distribution *	3,200	35
Quanex Building Products (A)	15,795	282
RailAmerica *	16,199	392
Rand Logistics * (A)	8,700	74
RBC Bearings *	5,540	262
Republic Airways Holdings * (A)	6,500	36
Resources Connection	8,200	101
Rexnord * (A)	15,150	304
Robbins & Myers	24,148	1,010
RPX *	15,815	227
Rush Enterprises, Cl A *	26,280	430
Saia *	2,300	50
SeaCube Container Leasing	2,100	36
Simpson Manufacturing	19,540	577
Skywest	9,000	59
Spirit Airlines *	29,300	570
Standex International (A)	6,517	277
Steelcase, Cl A	13,200	119
Sun Hydraulics	8,200	199
Swift Transportation, Cl A *	31,825	301
Sykes Enterprises *	4,900	78
TAL International Group (A)	10,220	342
Taser International *	10,000	52
Teledyne Technologies *	1,000	62
Teleflex	2,100	128
Tetra Tech *	11,984	313
Textainer Group Holdings (A)	1,000	37
Thermon Group Holdings * (A)	8,080	167
Titan Machinery * (A)	6,700	204
TMS International, Cl A *	30,400	303
Tredegar	2,000	29
Trex * (A)	13,030	392
Trinity Industries	2,300	57
TrueBlue *	28,500	441
Tutor Perini *	35,900	455
United Rentals * (A)	16,343	556
United Stationers	1,200	32

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

US Airways Group * (A)	6,700	$89
US Ecology	17,395	309
UTI Worldwide	16,315	238
Valmont Industries	2,550	308
Vitran *	18,675	112
Wabash National * (A)	130,285	863
Wabtec	3,410	266
Watsco	5,820	430
Werner Enterprises (A)	17,381	415

		41,453

Information Technology — 16.2%
Acme Packet * (A)	20,250	378
Adtran	12,386	374
Advanced Energy Industries *	1,800	24
Aeroflex Holding * (A)	6,100	37
Amtech Systems * (A)	2,700	10
Ancestry.com * (A)	5,600	154
Arris Group * (A)	35,498	494
Aruba Networks * (A)	39,350	592
Aspen Technology *	28,255	654
Audience *	12,072	233
Bazaarvoice * (A)	17,629	321
Benchmark Electronics *	31,170	435
Black Box	3,000	86
Blucora *	2,500	31
Brightpoint *	2,700	15
BroadSoft * (A)	27,579	799
Cadence Design Systems *	52,725	580
Calix *	4,400	36
Cavium * (A)	36,621	1,025
CIBER *	113,500	489
Ciena * (A)	30,109	493
CommVault Systems *	6,716	333
Computer Task Group *	15,200	228
Compuware *	25,945	241
Comverse Technology *	4,700	27
Concur Technologies * (A)	6,640	452
Constant Contact * (A)	18,505	331
Convergys (A)	2,500	37
Cornerstone OnDemand * (A)	18,110	431
CoStar Group * (A)	5,115	416
CSG Systems International *	4,100	71
Cymer * (A)	6,730	397
DealerTrack Holdings *	28,420	856
Demand Media *	1,700	19
Demandware * (A)	5,800	137
Dice Holdings * (A)	27,196	255
Digi International *	40,300	413
Digital River *	26,920	447
Diodes * (A)	17,939	337
EarthLink (A)	61,140	455
Emulex *	22,700	163
Entegris *	30,700	262
Envestnet *	27,257	327
ExactTarget * (A)	9,370	205
Exar *	31,800	259
ExlService Holdings *	12,136	299
Extreme Networks *	10,300	35
Fabrinet *	5,100	64
Fairchild Semiconductor International *	56,232	793
FEI (A)	7,072	338

Description	Shares	Market Value ($ Thousands)

FormFactor *	5,800	$38
Forrester Research	2,596	88
Fortinet *	24,620	572
Fusion-io * (A)	13,160	275
GT Advanced Technologies * (A)	16,500	87
Harmonic *	8,200	35
Heartland Payment Systems	6,300	189
Hittite Microwave * (A)	9,749	498
Imperva * (A)	6,560	189
Infoblox * (A)	17,542	402
Informatica *	1,030	44
Inphi * (A)	61,265	581
Integrated Device Technology *	129,317	727
Interactive Intelligence Group * (A)	7,326	207
Internap Network Services *	46,946	306
International Rectifier *	20,724	414
Intersil, Cl A	48,883	521
IPG Photonics * (A)	9,225	402
j2 Global (A)	11,300	299
JDA Software Group *	1,400	42
Kemet *	13,200	79
Kenexa *	9,760	283
Lattice Semiconductor *	17,800	67
Lender Processing Services	19,825	501
Limelight Networks * (A)	35,600	104
Loral Space & Communications	1,000	67
LTX-Credence *	7,633	51
Manhattan Associates *	6,500	297
MAXIMUS	9,200	476
Mellanox Technologies * (A)	12,080	856
Mentor Graphics *	35,053	526
Micrel	4,400	42
Micros Systems *	6,055	310
Microsemi *	1,600	30
MicroStrategy, Cl A *	2,452	318
Mindspeed Technologies * (A)	50,002	123
Mitek Systems * (A)	23,444	91
Mitel Networks *	7,100	31
Monolithic Power Systems *	18,926	376
Move *	7,300	67
MTS Systems	800	31
NETGEAR *	8,080	279
Netscout Systems *	900	20
NetSuite * (A)	6,580	360
NIC (A)	9,300	118
Novatel Wireless *	7,100	18
OCZ Technology Group * (A)	68,906	365
OpenTable * (A)	5,720	258
Oplink Communications *	5,400	73
Opnet Technologies (A)	18,509	492
OSI Systems *	2,643	167
Parametric Technology *	51,441	1,078
Park Electrochemical	1,450	37
Parkervision * (A)	15,000	36
Photronics * (A)	53,579	327
Plantronics	6,600	220
Plexus *	17,294	488
PMC-Sierra *	3,900	24
Progress Software *	15,880	331
QLIK Technologies *	26,904	595
QLogic *	6,700	92

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Quantum *	228,649	$464
Rackspace Hosting * (A)	4,930	217
RealNetworks	5,400	47
RealPage * (A)	13,870	321
Rogers *	4,991	198
Rosetta Stone * (A)	9,856	136
Saba Software *	36,900	342
Sanmina-SCI *	7,400	61
Sapient	3,860	39
Seachange International *	4,100	34
Semtech *	12,460	303
servicenow *	1,433	35
ServiceSource International * (A)	62,842	870
Silicon Graphics International * (A)	7,500	48
Silicon Laboratories *	7,630	289
SolarWinds *	15,418	672
Sonus Networks *	163,003	351
Sourcefire * (A)	10,824	556
Splunk * (A)	4,700	132
STEC * (A)	6,100	47
Sycamore Networks *	28,776	418
Synaptics * (A)	5,300	152
Synchronoss Technologies * (A)	5,410	100
SYNNEX * (A)	14,071	485
Take-Two Interactive Software *	33,620	318
TeleNav *	11,700	72
TeleTech Holdings *	1,300	21
Tellabs	5,700	19
Teradyne *	17,555	247
THQ * (A)	24,000	15
TIBCO Software * (A)	18,790	562
Travelzoo * (A)	3,100	70
TriQuint Semiconductor *	35,137	193
TTM Technologies *	41,348	389
Tyler Technologies *	3,900	157
Ultra Clean Holdings *	30,646	197
Unisys *	5,500	108
United Online	14,300	60
Veeco Instruments * (A)	6,980	240
Vishay Intertechnology * (A)	40,015	377
VistaPrint * (A)	8,554	276
WebMD Health, Cl A *	2,000	41
Wright Express *	3,155	195
XO Group *	3,500	31
Xyratex	3,500	40

		41,853

Materials — 3.9%
AK Steel Holding (A)	13,200	77
Allied Nevada Gold *	1,300	37
Alpha Natural Resources *	15,300	133
American Vanguard	8,025	213
Aptargroup	600	31
Buckeye Technologies	3,900	111
Carpenter Technology	6,755	323
Century Aluminum *	10,200	75
EcoSynthetix *	6,800	26
Georgia Gulf	3,300	85
Glatfelter	4,400	72
Globe Specialty Metals	31,631	425
GSE Holding * (A)	32,000	338
Haynes International	7,660	390

Description	Shares	Market Value ($ Thousands)

Headwaters *	35,400	$182
Horsehead Holding *	48,188	480
Innophos Holdings	10,104	571
Innospec *	7,200	213
Kaiser Aluminum (A)	10,119	525
Koppers Holdings	600	21
Kraton Performance Polymers *	12,338	270
LSB Industries *	3,200	99
Materion	1,900	44
Minerals Technologies	6,681	426
Myers Industries	3,700	63
Neenah Paper	700	19
New Gold *	3,800	36
Noranda Aluminum Holding	41,287	329
OM Group *	2,700	51
PolyOne	67,753	927
Quaker Chemical	7,711	356
Resolute Forest Products *	5,900	68
Romarco Minerals *	47,900	25
RTI International Metals * (A)	29,033	657
Schnitzer Steel Industries, Cl A	2,800	78
Schulman A	6,100	121
Schweitzer-Mauduit International	7,300	497
Sensient Technologies	12,070	443
Silgan Holdings	8,610	368
STR Holdings * (A)	27,500	126
TPC Group *	9,723	359
Universal Stainless & Alloy *	800	33
Wausau Paper	9,400	92
Worthington Industries (A)	16,870	345

		10,160

Telecommunication Services — 0.5%
Boingo Wireless * (A)	41,000	476
Cbeyond *	2,900	20
Cogent Communications Group *	8,900	171
IDT, Cl B	6,500	64
Leap Wireless International * (A)	5,800	37
Neutral Tandem *	24,700	326
NTELOS Holdings	1,200	23
tw telecom, Cl A *	8,510	218
USA Mobility	6,500	84

		1,419

Utilities — 2.4%
ALLETE (A)	7,895	330
Cadiz * (A)	19,600	141
Chesapeake Utilities	5,576	244
Cleco	9,770	409
El Paso Electric	10,670	354
Empire District Electric	9,700	204
Idacorp	12,583	529
New Jersey Resources	9,743	425
Northwest Natural Gas (A)	6,252	297
NorthWestern	3,800	139
Piedmont Natural Gas (A)	5,300	171
PNM Resources	37,109	725
Portland General Electric	16,045	428
Southwest Gas	8,084	353
UIL Holdings (A)	16,477	591
UNS Energy	800	31
Vectren	13,296	393
Westar Energy	900	27

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WGL Holdings	8,196	$326

		6,117

Total Common Stock (Cost $227,725) ($ Thousands)		242,978

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Growth Index Fund	5,966	546

Total Exchange Traded Fund (Cost $506) ($ Thousands)		546

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Callaway Golf	500	48

Energy — 0.0%
GeoMet	1,772	7

Financials — 0.0%
Grubb & Ellis * (B) (C)	800	—
Grubb & Ellis Cumulative *	900	—

		—

Total Preferred Stock (Cost $238) ($ Thousands)		55

	Number of Warrants

WARRANTS — 0.0%
Kulim Malaysia	10,100	—
Magnum Hunter Resources Expires: 08/29/14 * (A)	12,911	—

Total Warrants (Cost $—) ($ Thousands)		—

CONVERTIBLE BONDS — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13	$41	41

Financials — 0.0%
Grubb & Ellis CV to 445.583
7.950%, 05/01/15 (C)	36	—

Total Convertible Bonds (Cost $70) ($ Thousands)		41

AFFILIATED PARTNERSHIP — 27.0%
SEI Liquidity Fund, L.P.
0.150% ** †† (E)	69,498,570	69,499

Total Affiliated Partnership (Cost $69,499) ($ Thousands)		69,499

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	14,351,705	$14,352

Total Cash Equivalent (Cost $14,352) ($ Thousands)		14,352

U.S. TREASURY OBLIGATIONS (F) (G)— 0.3%
U.S. Treasury Bills
0.040%, 08/23/12	$118	118
0.059%, 09/20/12	761	761

Total U.S. Treasury Obligations (Cost $879) ($ Thousands)		879

Total Investments — 127.3% (Cost $313,269) ($ Thousands) ‡		$328,350

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	135	Sep-2012	$509

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $257,847 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $69,535 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2012 was $2 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $2 ($ Thousands) and represented 0.0% of net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $69,499 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2012

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $313,269 ($ Thousands), and the unrealized appreciation and depreciation were $31,026 ($ Thousands) and ($15,945) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The restricted securities held by the Fund as of June 30, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset
Management PIPE	2,000	10/06/09	10/06/09	$8	$2	0.00%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$242,975	$1	$2	$242,978
Exchange Traded Fund	546	—	—	546
Preferred Stock	—	55	—	55
Convertible Bonds	—	41	—	41
Warrants	—	—	—	—
U.S. Treasury Obligations	—	879	—	879
Affiliated Partnership	—	69,499	—	69,499
Cash Equivalent	14,352	—	—	14,352

Total Investments in Securities	$257,873	$70,475	$2	$328,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$509	$—	$—	$509

Total Other Financial Instruments	$509	$—	$—	$509

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$2
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$2

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%‡

Consumer Discretionary — 10.5%
AFC Enterprises *	31,573	$731
American Eagle Outfitters	32,537	642
American Greetings, Cl A (A)	21,400	313
ANN * (A)	25,427	648
Arbitron	13,800	483
Belo, Cl A	102,269	659
Big Lots *	16,200	661
Bob Evans Farms (A)	14,000	563
Body Central *	90,000	810
Callaway Golf (A)	90,488	535
Carmike Cinemas *	13,400	196
Casual Male Retail Group *	182,600	663
Cato, Cl A	15,700	478
CEC Entertainment	9,400	342
Chico’s FAS	49,970	742
Childrens Place Retail Stores * (A)	21,015	1,047
Coinstar * (A)	12,400	851
Columbia Sportswear	9,540	512
Cooper Tire & Rubber	98,066	1,720
Core-Mark Holding	12,113	583
Cracker Barrel Old Country Store	3,200	201
CSS Industries	24,100	495
DreamWorks Animation SKG, Cl A * (A)	59,000	1,124
Ethan Allen Interiors (A)	26,765	533
Federal Mogul, Cl A *	28,800	317
Foot Locker	17,900	547
hhgregg * (A)	36,352	411
Ignite Restaurant Group *	1,900	34
Insight Enterprises *	27,600	465
Jack in the Box *	28,500	794
JAKKS Pacific (A)	33,200	531
Jones Group	76,200	728
Journal Communications, Cl A *	107,100	553
Libbey *	139,200	2,140
Matthews International, Cl A (A)	85,590	2,781
MDC Partners, Cl A	178,100	2,020
Men’s Wearhouse	48,000	1,351
Meredith (A)	57,225	1,828
Pep Boys-Manny Moe & Jack (A)	36,855	365
Pier 1 Imports	53,465	879
Pinnacle Entertainment *	79,215	762
RadioShack (A)	43,800	168
Regis (A)	129,788	2,331
Rent-A-Center	51,400	1,734
Ruby Tuesday * (A)	29,900	204
Scholastic (A)	22,200	625
School Specialty * (A)	35,072	114
Scientific Games, Cl A *	52,359	448
Sinclair Broadcast Group, Cl A	27,300	247
Skechers U.S.A., Cl A * (A)	46,500	947
Stage Stores	40,100	735
Standard Motor Products	17,300	243
Starwood Hotels & Resorts Worldwide	8,450	448
Universal Electronics *	18,900	249
Warnaco Group *	18,900	805
Winnebago Industries *	38,841	396

Description	Shares	Market Value ($ Thousands)

WMS Industries *	109,799	$2,190

		43,922

Consumer Staples — 2.9%
Cal-Maine Foods	6,600	258
Casey’s General Stores (A)	15,172	895
Central Garden and Pet *	33,041	343
Central Garden and Pet, Cl A *	32,270	351
Chiquita Brands International * (A)	215,700	1,078
Darling International *	27,300	450
Dole Food * (A)	114,658	1,007
Fresh Del Monte Produce	19,500	458
Ingles Markets, Cl A	31,975	513
Ingredion	28,182	1,396
J&J Snack Foods	12,930	764
Nash Finch	10,700	230
Pantry *	48,667	715
Prestige Brands Holdings *	42,673	675
Sanderson Farms	12,975	594
Spartan Stores	70,238	1,274
Universal	12,200	565
Weis Markets	10,900	485

		12,051

Energy — 5.6%
Approach Resources *	22,100	565
Berry Petroleum, Cl A (A)	33,382	1,324
Cloud Peak Energy * (A)	79,300	1,341
Comstock Resources * (A)	60,600	995
Energy Partners * (A)	60,300	1,019
Forest Oil * (A)	97,100	712
Goodrich Petroleum * (A)	34,856	483
Gulfmark Offshore, Cl A *	17,900	609
Heckmann * (A)	163,700	553
Key Energy Services *	168,759	1,283
Lone Pine Resources *	73,945	203
Magnum Hunter Resources * (A)	156,258	653
Matrix Service *	31,800	361
McDermott International *	45,593	508
Newpark Resources * (A)	242,900	1,433
Northern Oil And Gas * (A)	31,670	505
Parker Drilling *	172,700	779
REX American Resources *	9,900	193
Scorpio Tankers *	183,600	1,173
SEACOR Holdings * (A)	5,400	483
StealthGas *	60,600	352
Superior Energy Services *	19,600	396
Swift Energy *	73,342	1,365
Tesoro *	28,700	716
TETRA Technologies *	91,270	651
Tidewater (A)	21,200	983
Unit *	34,400	1,269
USEC * (A)	134,800	134
W&T Offshore (A)	20,200	309
Western Refining (A)	33,800	753
World Fuel Services (A)	27,700	1,053

		23,156

Financials — 34.7%
1st Source	29,350	663
Access National	1,000	13
Agree Realty † (A)	2,800	62

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Allied World Assurance Holdings	7,500	$596
Alterra Capital Holdings (A)	93,350	2,180
American Campus Communities † (A)	6,600	297
American Capital Mortgage Investment †	9,600	229
American Equity Investment Life Holding (A)	107,600	1,185
Ameris Bancorp *	5,094	64
Anworth Mortgage Asset †	102,700	724
Apartment Investment & Management, Cl A †	44,465	1,202
Arrow Financial	450	11
Ashford Hospitality Trust †	31,900	269
Aspen Insurance Holdings	13,200	381
Astoria Financial (A)	6,150	60
AvalonBay Communities † (A)	9,519	1,347
Bancfirst	2,400	101
Banco Latinoamericano de Exportaciones, Cl E	50,400	1,080
Bancorp *	8,900	84
Bancorpsouth (A)	54,824	796
Bank Mutual	9,300	41
Bank of Kentucky Financial	1,350	36
Bank of Marin Bancorp	1,350	50
Bank of the Ozarks (A)	23,830	717
BankFinancial	4,950	37
Banner	9,100	199
BBCN Bancorp *	24,400	266
Beneficial Mutual Bancorp *	9,100	79
Berkshire Hills Bancorp (A)	32,070	706
BioMed Realty Trust † (A)	63,955	1,195
Boston Private Financial
Holdings (A)	173,770	1,552
Boston Properties † (A)	9,585	1,039
Brandywine Realty Trust † (A)	52,500	648
Bridge Bancorp	750	18
Camden National	13,500	494
Campus Crest Communities † (A)	113,500	1,179
Capital City Bank Group	3,950	29
CapLease †	102,100	424
Capstead Mortgage †	32,600	453
Cardinal Financial	47,046	578
Cathay General Bancorp	15,350	253
CBL & Associates Properties † (A)	82,029	1,603
Center Bancorp	2,100	24
Central Pacific Financial *	42,650	602
Chatham Lodging Trust †	18,400	263
Chemical Financial	8,800	189
Citizens & Northern	2,700	51
Citizens Republic Bancorp *	19,173	328
City Holding (A)	4,600	155
CNB Financial	1,850	30
CNO Financial Group (A)	328,500	2,562
CoBiz Financial	101,425	635
Colonial Properties Trust † (A)	30,608	678
Columbia Banking System	5,050	95
CommonWealth †	18,100	346
Community Bank System (A)	2,850	77
Community Trust Bancorp	19,100	640
Coresite Realty †	17,385	449

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties Trust † (A)	22,050	$518
CreXus Investment †	49,700	505
CVB Financial (A)	92,252	1,075
CYS Investments † (A)	38,900	536
Dime Community Bancshares	13,600	181
Dynex Capital † (A)	43,600	453
Eagle Bancorp *	47,644	750
East West Bancorp	40,335	946
EastGroup Properties †	13,780	734
Education Realty Trust †	139,652	1,547
Employers Holdings	70,949	1,280
Encore Bancshares *	800	16
Encore Capital Group *	9,400	279
Endurance Specialty Holdings	48,701	1,866
Enterprise Bancorp	950	16
Enterprise Financial Services	6,500	71
Equity One	44,827	950
Equity Residential	34,250	2,136
Extra Space Storage †	18,186	557
FBR *	281,500	780
Federal Agricultural Mortgage, Cl C	1,450	38
Federal Realty Investment Trust †	3,404	354
Financial Institutions	4,000	68
First Bancorp (A)	4,700	42
First BanCorp *	1,880	7
First Busey	24,100	116
First Commonwealth Financial	6,750	45
First Community Bancshares (A)	26,045	376
First Defiance Financial	2,750	47
First Financial	4,150	120
First Financial Bancorp	39,900	638
First Financial Bankshares	2,150	74
First Financial Holdings	9,592	103
First Horizon National	94,902	821
First Interstate Bancsystem, Cl A	5,900	84
First Merchants	23,300	290
First Midwest Bancorp	160,218	1,759
FirstMerit	59,663	986
Flushing Financial	59,800	815
FNB (Pennsylvania) (A)	43,950	478
Forest City Enterprises, Cl A * (A)	54,830	801
Fulton Financial	42,700	427
General Growth Properties †	54,032	977
German American Bancorp (A)	2,250	46
GFI Group	88,900	317
Glacier Bancorp	5,100	79
Global Indemnity, Cl A *	31,600	640
Government Properties Income Trust †	23,900	541
Great American Group *	137,500	45
Great Southern Bancorp	2,500	69
Hancock Holding (A)	74,359	2,264
Hanmi Financial *	16,800	176
Hanover Insurance Group	20,160	789
Hatteras Financial †	29,800	852
HCP †	37,462	1,654
Health Care †	19,450	1,134
Heartland Financial USA	2,550	61
Heritage Commerce *	6,000	39
Heritage Financial	2,500	37

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Highwoods Properties † (A)	48,180	$1,621
Home BancShares	38,100	1,165
Home Federal Bancorp	3,500	37
Home Loan Servicing Solutions	29,100	390
HomeStreet *	23,250	744
Horace Mann Educators	70,847	1,238
Hospitality Properties Trust †	18,600	461
Host Hotels & Resorts † (A)	71,406	1,130
Hudson Valley Holding	3,416	62
IBERIABANK	17,385	877
Infinity Property & Casualty	17,945	1,035
International Bancshares (A)	52,900	1,033
Investors Bancorp *	16,950	256
Kennedy-Wilson Holdings (A)	100,700	1,411
Kite Realty Group Trust †	90,000	449
Knight Capital Group, Cl A * (A)	54,300	648
Lakeland Bancorp	6,171	65
Lakeland Financial	6,500	174
LaSalle Hotel Properties † (A)	27,485	801
Lexington Realty Trust † (A)	187,040	1,584
Macerich †	13,411	792
Mack-Cali Realty †	56,711	1,649
Maiden Holdings	147,800	1,283
MainSource Financial Group (A)	61,907	732
MB Financial	16,400	353
Meadowbrook Insurance Group	129,400	1,137
Meridian Interstate Bancorp *	900	13
Metro Bancorp *	2,350	28
MetroCorp Bancshares *	1,850	20
MFA Financial †	178,751	1,410
MGIC Investment * (A)	11,250	32
Mid-America Apartment Communities †	29,563	2,017
Montpelier Re Holdings	23,800	507
National Bankshares (A)	1,400	42
National Financial Partners * (A)	51,540	691
National Penn Bancshares (A)	70,219	672
National Retail Properties † (A)	32,440	918
Nationstar Mortgage Holdings *	19,300	415
NBT Bancorp	700	15
Nelnet, Cl A	66,000	1,518
Northwest Bancshares	17,025	199
OceanFirst Financial	33,650	483
Ocwen Financial *	108,850	2,044
Old National Bancorp	161,079	1,935
OmniAmerican Bancorp *	22,700	486
Oriental Financial Group	33,900	376
PacWest Bancorp (A)	84,064	1,990
Park National (A)	2,550	178
Peapack Gladstone Financial	650	10
Pebblebrook Hotel Trust †	31,069	724
Pennsylvania †	28,000	419
PennyMac Mortgage Investment Trust †	23,500	464
Peoples Bancorp	3,650	80
PHH * (A)	21,700	379
PICO Holdings *	30,000	672
Pinnacle Financial Partners * (A)	3,750	73
Platinum Underwriters Holdings	60,225	2,295
Potlatch † (A)	11,300	361
Preferred Bank *	2,300	31
Presidential Life	13,900	137

Description	Shares	Market Value ($ Thousands)

PrivateBancorp, Cl A	51,900	$766
ProAssurance	20,251	1,804
ProLogis †	54,994	1,827
Prosperity Bancshares	27,070	1,138
Provident Financial Holdings	950	11
Provident Financial Services	18,700	287
Public Storage †	13,557	1,958
Radian Group (A)	7,350	24
RAIT Financial Trust † (A)	9,799	45
Regency Centers † (A)	16,281	775
Reinsurance Group of America, Cl A	14,094	750
Renasant (A)	8,250	130
Republic Bancorp, Cl A (A)	35,150	782
Rockville Financial	5,901	68
S&T Bancorp (A)	8,950	165
Safeguard Scientifics *	61,100	946
Sandy Spring Bancorp	38,125	686
SCBT Financial	14,700	518
Sierra Bancorp	20,303	201
Signature Bank *	6,737	411
Simon Property Group †	19,194	2,988
SL Green Realty † (A)	14,392	1,155
Southside Bancshares (A)	27,224	612
Southwest Bancorp *	6,000	56
StanCorp Financial Group (A)	7,800	290
Starwood Property Trust †	22,300	475
State Bank Financial *	13,500	205
StellarOne	6,850	86
Sterling Financial *	6,200	117
Suffolk Bancorp *	3,350	43
Susquehanna Bancshares	112,637	1,160
SWS Group	55,900	298
SY Bancorp	1,950	47
Synovus Financial (A)	142,807	283
TCF Financial (A)	37,922	435
Territorial Bancorp	2,000	46
Texas Capital Bancshares * (A)	2,400	97
THL Credit	38,700	521
Tompkins Financial, Cl US	670	25
Trico Bancshares	4,650	72
Trustco Bank NY (A)	28,900	158
Trustmark	8,550	209
Two Harbors Investment †	56,900	589
UDR †	30,550	789
UMB Financial (A)	3,900	200
Umpqua Holdings (A)	18,350	241
Union First Market Bankshares	5,600	81
United Bankshares (A)	4,750	123
United Community Banks *	11,750	101
United Financial Bancorp	22,050	317
Univest Corp of Pennsylvania	4,350	72
Validus Holdings	48,500	1,553
Ventas †	25,269	1,595
Verde Realty PIPE *(B)(C)	21,100	336
ViewPoint Financial Group	58,100	909
Virginia Commerce Bancorp *	11,450	97
Vornado Realty Trust †	12,900	1,083
Washington Banking	3,650	51
Washington Trust Bancorp	1,800	44
Webster Financial	51,940	1,125
WesBanco	9,600	204

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

West Bancorporation	3,250	$31
West Coast Bancorp *	23,695	466
Westamerica Bancorporation (A)	350	17
Western Alliance Bancorp *	241,775	2,263
Wilshire Bancorp * (A)	69,950	383
Winthrop Realty Trust †	41,497	505
Wintrust Financial	3,100	110
WSFS Financial	21,650	875
Zions Bancorporation (A)	69,591	1,351

		144,411

Health Care — 5.1%
Accuray * (A)	26,300	180
Alere * (A)	66,700	1,297
Amsurg *	31,499	944
Cambrex *	86,300	812
Conmed	54,045	1,496
Enzon Pharmaceuticals *	35,700	245
Five Star Quality Care *	56,519	174
Greatbatch *	56,305	1,279
HealthSouth *	78,182	1,819
Hill-Rom Holdings	8,100	250
Hi-Tech Pharmacal *	7,400	240
ICON *	35,576	801
Invacare (A)	25,600	395
Kindred Healthcare * (A)	44,900	441
Magellan Health Services *	25,160	1,140
Medical Action Industries *	114,400	398
MEDNAX *	20,045	1,374
Metropolitan Health Networks * (A)	79,600	762
Orthofix International *	11,400	470
Par Pharmaceutical *	23,600	853
PDL BioPharma (A)	64,700	429
PerkinElmer	30,603	790
PharMerica *	35,300	385
Providence Service *	43,300	594
Sciclone Pharmaceuticals * (A)	42,500	298
Select Medical Holdings *	29,561	299
Skilled Healthcare Group, Cl A *	64,200	403
STERIS	30,169	946
Sun Healthcare Group *	51,300	429
Symmetry Medical *	101,300	869
Trinity Biotech	19,700	236

		21,048

Industrials — 16.7%
AAR (A)	14,000	189
ABM Industries	34,500	675
ACCO Brands *	23,800	246
Aegean Marine Petroleum Network (A)	88,500	473
Air Transport Services Group *	112,000	582
Aircastle	60,900	734
Alamo Group	17,000	533
Alaska Air Group *	33,000	1,184
Alliant Techsystems (A)	7,000	354
Ampco-Pittsburgh	23,400	429
Astec Industries *	19,600	601
Atlas Air Worldwide Holdings *	21,400	931
BE Aerospace *	3,649	159
Belden	46,491	1,550
Brady, Cl A	23,265	640

Description	Shares	Market Value ($ Thousands)

Brink’s	62,700	$1,453
Cascade	11,400	537
CIRCOR International	6,000	204
Columbus McKinnon *	43,200	652
Comfort Systems USA	61,600	617
Consolidated Graphics *	11,500	334
Courier	8,046	107
CRA International *	18,700	275
Cubic	15,681	754
Curtiss-Wright	30,600	950
Deluxe	25,800	643
EMCOR Group	98,923	2,752
Encore Wire	13,500	362
EnPro Industries *	15,039	562
ESCO Technologies	26,382	961
Flow International *	116,400	367
FTI Consulting * (A)	86,400	2,484
G&K Services	58,819	1,835
Genco Shipping & Trading * (A)	21,500	66
General Cable *	22,751	590
Geo Group *	62,800	1,427
Global Power Equipment Group (A)	40,760	890
GrafTech International *	35,600	344
Granite Construction	33,200	867
Harsco	25,600	522
Hawaiian Holdings * (A)	130,678	851
ICF International *	37,600	896
IDEX	18,135	707
Interface, Cl A	76,126	1,038
John Bean Technologies	28,862	392
Kadant *	44,523	1,044
KAR Auction Services *	19,450	334
Kaydon	47,912	1,025
Kforce *	25,600	345
Miller Industries	22,200	354
Moog, Cl A *	22,685	938
Mueller Industries (A)	19,300	822
NACCO Industries, Cl A	6,900	802
Navigant Consulting *	56,900	719
NN *	26,300	269
Northwest Pipe *	21,660	525
Orbital Sciences * (A)	24,300	314
Orion Marine Group * (A)	210,155	1,463
Polypore International * (A)	18,685	755
Quad (A)	20,800	299
Quanex Building Products (A)	75,680	1,353
Rand Logistics * (A)	27,066	230
Republic Airways Holdings * (A)	21,500	119
Robbins & Myers	19,645	821
Ryder System	38,510	1,387
Skywest	40,400	264
Spirit Aerosystems Holdings, Cl A *	42,600	1,015
Spirit Airlines *	65,100	1,267
Standex International	500	21
Steelcase, Cl A	25,200	228
Swift Transportation, Cl A *	41,000	387
Sykes Enterprises *	71,800	1,146
TAL International Group (A)	35,520	1,190
Teledyne Technologies *	24,618	1,518
Teleflex	21,697	1,322

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Terex * (A)	24,040	$429
Tetra Tech *	125,205	3,265
TMS International, Cl A *	89,800	895
Towers Watson, Cl A	26,741	1,602
Trimas *	21,079	424
Trinity Industries	7,000	175
Triumph Group (A)	10,366	583
TrueBlue *	28,400	440
Tutor Perini *	156,300	1,980
VSE	13,900	330
Wabash National * (A)	208,000	1,377
Watts Water Technologies, Cl A (A)	20,739	691
WESCO International * (A)	11,942	687
Woodward	21,400	844

		69,717

Information Technology — 11.9%
Adtran	49,208	1,486
Aeroflex Holding * (A)	18,600	112
Amkor Technology * (A)	57,800	282
Arris Group * (A)	33,800	470
Arrow Electronics *	29,800	978
Benchmark Electronics *	58,600	817
Black Box	12,300	353
Brightpoint *	55,900	302
CACI International, Cl A * (A)	43,704	2,405
Cadence Design Systems *	48,550	534
CIBER *	335,600	1,446
Coherent *	17,487	757
Computer Task Group *	45,000	674
Comtech Telecommunications (A)	21,652	619
Convergys (A)	41,414	612
CoreLogic *	26,000	476
CSG Systems International *	34,100	589
CTS	29,200	275
Diebold	58,898	2,174
Digi International *	119,400	1,223
Digital River *	69,118	1,149
Diodes * (A)	25,100	471
EarthLink	267,880	1,993
Emulex *	100,017	720
Entegris *	39,600	338
Exar *	94,000	767
Fairchild Semiconductor International *	26,900	379
GT Advanced Technologies * (A)	61,400	324
Imation * (A)	30,500	180
Integrated Device Technology *	138,751	780
Intermec *	114,843	712
Intersil, Cl A	119,500	1,273
Ixia *	36,800	442
j2 Global (A)	27,195	719
Lender Processing Services	13,300	336
Lexmark International, Cl A (A)	33,300	885
Logitech International * (A)	21,000	224
Mantech International, Cl A (A)	20,500	481
MicroStrategy, Cl A *	8,300	1,078
Monolithic Power Systems *	45,340	901
Multi-Fineline Electronix *	16,100	397
Nanometrics *	6,900	106
Parametric Technology * (A)	98,890	2,073

Description	Shares	Market Value ($ Thousands)

Photronics * (A)	86,000	$524
Plantronics	14,400	481
Power-One * (A)	81,100	367
Progress Software *	82,715	1,726
Pulse Electronics (A)	36,300	71
QLogic *	60,400	827
RF Micro Devices *	145,459	618
Rosetta Stone * (A)	22,700	314
Rudolph Technologies * (A)	12,800	112
Saba Software *	109,100	1,012
Silicon Laboratories *	18,355	696
SYNNEX * (A)	10,600	366
Synopsys *	26,698	786
Tech Data *	38,900	1,874
TeleCommunication Systems, Cl A *	73,598	90
Tessco Technologies	12,000	265
TNS *	34,703	623
Ultra Clean Holdings *	73,411	472
Ultratech *	46,400	1,462
United Online (A)	88,200	372
Vishay Intertechnology * (A)	63,641	600
Websense * (A)	48,200	903
Xyratex	63,397	717
Zebra Technologies, Cl A *	27,649	950

		49,540

Materials — 6.0%
Allegheny Technologies	14,355	458
Alpha Natural Resources *	45,400	396
Boise (A)	58,800	387
Buckeye Technologies (A)	19,400	553
Compass Minerals International (A)	9,086	693
Cytec Industries	10,419	611
Ferro *	33,383	160
Glatfelter (A)	31,100	509
Globe Specialty Metals	26,200	352
Greif, Cl A	17,977	737
GSE Holding *	94,510	999
H.B. Fuller	61,800	1,897
Horsehead Holding *	38,100	379
Huntsman	40,023	518
Innophos Holdings	20,745	1,171
Innospec *	9,000	266
Minerals Technologies	24,925	1,590
Neenah Paper	33,700	899
NewMarket	2,500	542
OM Group *	43,314	823
Owens-Illinois *	34,282	657
Packaging Corp of America	26,570	751
PolyOne	100,730	1,378
RTI International Metals * (A)	85,095	1,926
Schnitzer Steel Industries, Cl A	33,000	924
Schweitzer-Mauduit International	25,500	1,738
Sensient Technologies	48,930	1,797
Silgan Holdings	20,715	884
Stepan	5,200	490
Worthington Industries (A)	29,400	602

		25,087

Telecommunication Services — 0.8%
Atlantic Telegraph-Network	15,500	523

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Neutral Tandem *	146,231	$1,927
tw telecom, Cl A *	20,480	526
USA Mobility	28,700	369

		3,345

Utilities — 3.7%
ALLETE (A)	19,000	794
Avista	18,100	483
Cadiz * (A)	58,000	418
Chesapeake Utilities	16,256	711
Cleco	52,084	2,179
Empire District Electric	28,700	606
Great Plains Energy	84,890	1,817
Idacorp	20,550	865
Northwest Natural Gas (A)	14,980	713
NorthWestern	19,900	730
Piedmont Natural Gas (A)	15,800	509
Portland General Electric	101,123	2,696
Southwest Gas	19,460	849
UIL Holdings (A)	21,200	760
Westar Energy	13,523	405
WGL Holdings	19,720	784

		15,319

Total Common Stock (Cost $400,715) ($ Thousands)		407,596

EXCHANGE TRADED FUND — 0.4%	18,082	1,440

iShares Russell 2000 Index Fund (A)
Total Exchange Traded Fund (Cost $1,248) ($ Thousands)		1,440

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet	5,024	19

Total Preferred Stock (Cost $44) ($ Thousands)		19

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires: 08/29/14 * (A)	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 18.3%
SEI Liquidity Fund, L.P.
0.150%**††(D)	80,122,935	76,244

Total Affiliated Partnership (Cost $80,123) ($ Thousands)		76,244

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	11,133,149	$11,133

Total Cash Equivalent (Cost $11,133) ($ Thousands)		11,133

U.S. TREASURY OBLIGATION (E) (F) — 0.1%
U.S. Treasury Bills
0.050%, 09/20/12	$479	479

Total U.S. Treasury Obligation (Cost $479) ($ Thousands)		479

Total Investments — 119.4% (Cost $493,742) ($ Thousands)‡‡		$496,911

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Sep-2012	$234

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $416,137($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for compliance purposes.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $80,051 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2012 was $336 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $336 ($ Thousands) and represented 0.01% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $76 ,244 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

‡‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $493,742 ($ Thousands), and the unrealized appreciation and depreciation were $52,299 ($ Thousands) and ($49,130) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30 , 2012

The restricted securities held by the Fund at June 30, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$336	0.01%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$407,260	$—	$336	$407,596
Exchange Traded Fund	1,440	—	—	1,440
Preferred Stock	—	19	—	19
Warrants	—	—	—	—
U.S. Treasury Obligation	—	479	—	479
Affiliated Partnership	—	76,244	—	76,244
Cash Equivalent	11,133	—	—	11,133

Total Investments in Securities	$419,833	$76,742	$336	$496,911

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$234	$—	$—	$234

Total Other Financial Instruments	$234	$—	$—	$234

*	Futures contracts are valued at the unrealized appreciation on the instruments.

Common Stock
Beginning balance as of October 1, 2011	$356
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as June 30, 2012	$336

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(20)

For the year ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 16.7%
Aaron’s	1,400	$40
Aeropostale *	7,400	132
American Public Education * (A)	26,024	833
Ameristar Casinos	1,600	28
ANN *	28,500	726
Arctic Cat *	11,400	417
Ascena Retail Group *	22,800	425
Bally Technologies * (A)	16,300	761
Big Lots *	4,400	179
BJ’s Restaurants * (A)	22,463	854
Bravo Brio Restaurant Group *	30,275	540
Bridgepoint Education * (A)	8,500	185
Brinker International (A)	22,637	721
Brunswick	26,800	595
Cabela’s *	13,990	529
Capella Education *	1,051	37
Cato, Cl A	6,406	195
Cheesecake Factory * (A)	5,200	166
Childrens Place Retail Stores *	8,100	404
Cooper Tire & Rubber	18,800	330
CROCS *	40,400	652
Dana Holding (A)	24,200	310
Denny’s *	60,200	267
Dick’s Sporting Goods	14,375	690
Domino’s Pizza	18,700	578
Dorman Products *	2,200	55
DSW, Cl A	2,400	131
Ethan Allen Interiors (A)	13,700	273
Express *	20,900	380
Fifth & Pacific *	52,700	565
Francesca’s Holdings * (A)	63,105	1,704
Grand Canyon Education *	38,515	807
Hibbett Sports * (A)	19,658	1,134
HomeAway * (A)	22,100	480
HSN	6,645	268
Interval Leisure Group	2,100	40
ITT Educational Services * (A)	4,500	273
Jack in the Box *	1,707	48
Kirkland’s *	3,400	38
Life Time Fitness * (A)	37,928	1,764
Live Nation *	96,936	890
LKQ *	15,079	504
Lumber Liquidators Holdings * (A)	29,300	990
Monro Muffler (A)	1,150	38
Morgans Hotel Group *	86,700	407
National CineMedia	192,366	2,918
Orient-Express Hotels, Cl A *	55,969	468
Oxford Industries (A)	10,300	460
Pandora Media * (A)	68,225	742
Panera Bread, Cl A *	4,883	681
Papa John’s International *	9,200	438
Peet’s Coffee & Tea * (A)	4,300	258
PetMed Express	15,700	191
Pier 1 Imports (A)	26,561	436
Pinnacle Entertainment *	37,610	362
Pool	11,500	465
Quiksilver *	398,077	928
ReachLocal *	48,500	533

Description	Shares	Market Value ($ Thousands)

Red Robin Gourmet Burgers *	5,624	$172
rue21 * (A)	28,000	707
Saks * (A)	108,820	1,159
Scientific Games, Cl A *	75,803	648
Select Comfort * (A)	58,574	1,225
Shuffle Master *	33,915	468
Shutterfly * (A)	14,435	443
Six Flags Entertainment	6,700	363
Skullcandy * (A)	135,883	1,923
SodaStream International * (A)	27,593	1,131
Sotheby’s	18,900	630
Steven Madden *	5,790	184
Strayer Education (A)	800	87
Sturm Ruger (A)	18,320	736
Teavana Holdings * (A)	42,785	579
Tenneco *	15,495	416
Tesla Motors * (A)	23,271	728
Tilly’s, Cl A *	9,600	154
Titan International (A)	25,000	613
True Religion Apparel	66,778	1,935
Tumi Holdings * (A)	14,260	250
Ulta Salon Cosmetics & Fragrance	13,705	1,280
Universal Technical Institute	3,300	45
Vail Resorts	1,462	73
Valassis Communications * (A)	6,600	144
Vera Bradley * (A)	30,100	635
Vitamin Shoppe *	11,990	659
WABCO Holdings *	13,670	724
Warnaco Group *	5,800	247
Winnebago Industries *	5,300	54
Wolverine World Wide	14,680	569
Zumiez * (A)	72,450	2,869

		52,113

Consumer Staples — 2.1%
B&G Foods, Cl A (A)	12,700	338
Casey’s General Stores (A)	7,806	461
Chefs’ Warehouse Holdings * (A)	21,823	394
Coca-Cola Bottling Consolidated	3,200	206
Darling International *	21,900	361
Fresh Market *	12,438	667
J&J Snack Foods	7,600	449
Lancaster Colony (A)	13,003	926
Medifast *	37,642	741
Nu Skin Enterprises, Cl A (A)	22,200	1,041
Rite Aid *	304,300	426
Smart Balance *	14,075	132
Snyders-Lance	2,332	59
United Natural Foods *	1,351	74
USANA Health Sciences * (A)	2,800	115
WD-40	900	45

		6,435

Energy — 7.1%
ATP Oil & Gas * (A)	36,000	122
Berry Petroleum, Cl A	4,723	187
BPZ Resources * (A)	62,900	159
Callon Petroleum *	31,200	133
Carrizo Oil & Gas * (A)	31,381	738
Cheniere Energy *	25,000	368
Clayton Williams Energy * (A)	2,000	97

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Comstock Resources * (A)	73,637	$1,209
Contango Oil & Gas *	5,000	296
Crosstex Energy (A)	3,200	45
CVR Energy *	11,100	295
Dawson Geophysical *	5,500	131
Dresser-Rand Group *	31,272	1,393
Dril-Quip *	23,000	1,508
Energy XXI Bermuda (A)	13,726	430
Forum Energy Technologies * (A)	35,634	702
Goodrich Petroleum * (A)	67,908	941
Gulfmark Offshore, Cl A *	8,900	303
Key Energy Services *	2,870	22
KiOR, Cl A * (A)	3,522	32
Laredo Petroleum Holdings * (A)	32,430	675
Magnum Hunter Resources * (A)	112,100	469
Matador Resources *	37,450	402
Matrix Service *	17,100	194
Oasis Petroleum * (A)	60,112	1,453
Oceaneering International	12,370	592
Oil States International *	8,363	554
Patriot Coal * (A)	69,900	85
PDC Energy * (A)	29,180	715
Petroquest Energy * (A)	15,600	78
Pioneer Drilling *	8,536	68
Quicksilver Resources * (A)	126,421	685
Rosetta Resources * (A)	16,506	605
Scorpio Tankers * (A)	67,678	432
SM Energy	6,840	336
Stone Energy * (A)	24,500	621
Superior Energy Services *	42,599	862
Targa Resources	24,605	1,051
Tesco * (A)	52,344	628
TETRA Technologies *	5,400	38
Vaalco Energy * (A)	70,260	606
W&T Offshore (A)	21,700	332
Western Refining (A)	12,400	276
Willbros Group *	14,700	95
World Fuel Services (A)	29,492	1,122

		22,085

Financials — 7.9%
Affiliated Managers Group *	13,210	1,446
Alexander’s † (A)	600	259
American Assets Trust †	3,000	73
American Campus Communities (A)	5,600	252
Amtrust Financial Services (A)	14,300	425
BRE Properties, Cl A	8,000	400
CapitalSource	116,661	784
Cardtronics *	26,540	802
Cash America International	1,340	59
Cohen & Steers (A)	15,800	545
DFC Global * (A)	5,374	99
Douglas Emmett † (A)	33,300	769
EastGroup Properties	905	48
Eaton Vance (A)	30,701	827
Encore Capital Group *	24,655	730
Equity Lifestyle Properties †	3,838	265
Extra Space Storage	8,700	266
Ezcorp, Cl A *	4,800	113

Description	Shares	Market Value ($ Thousands)

Financial Engines * (A)	79,708	$1,710
First Cash Financial Services *	1,028	41
First Financial Bankshares (A)	3,200	111
Glimcher Realty Trust †	22,200	227
Home Properties †	13,600	835
IBERIABANK	11,260	568
Investors Real Estate Trust † (A)	14,800	117
Jones Lang LaSalle	15,867	1,116
Kilroy Realty (A)	9,100	441
LPL Financial Holdings *	36,588	1,236
MarketAxess Holdings	26,426	704
Mid-America Apartment Communities	7,626	520
MSCI, Cl A *	35,550	1,210
Netspend Holdings *	9,080	83
Omega Healthcare Investors † (A)	15,300	344
PennantPark Investment	76,871	796
Potlatch †	6,523	208
Signature Bank NY *	30,390	1,853
Stifel Financial *	31,140	962
SVB Financial Group * (A)	9,389	551
Tanger Factory Outlet Centers †	17,015	545
Titanium Asset Management PIPE *(B)(C)	140,900	107
Value Creation *(B)(C)	145,600	75
WisdomTree Investments *	206,910	1,359
World Acceptance * (A)	5,100	336
Zillow, Cl A * (A)	10,400	402

		24,619

Health Care — 18.5%
Abaxis *	1,600	59
ABIOMED * (A)	42,060	960
Acadia Healthcare * (A)	55,417	972
Achillion Pharmaceuticals * (A)	91,289	566
Acorda Therapeutics *	22,000	518
Aegerion Pharmaceuticals *	27,600	410
Akorn * (A)	65,088	1,027
Align Technology * (A)	14,017	469
Alkermes * (A)	6,000	102
AMAG Pharmaceuticals *	2,800	43
Amarin * (A)	51,454	744
AMERIGROUP *	10,970	723
Amylin Pharmaceuticals *	2,920	82
Analogic	1,600	99
Ariad Pharmaceuticals * (A)	94,318	1,623
Arqule *	44,130	262
ArthroCare *	13,100	384
Athenahealth * (A)	20,173	1,597
Auxilium Pharmaceuticals *	9,700	261
AVANIR Pharmaceuticals, Cl A * (A)	12,400	49
AVEO Pharmaceuticals * (A)	16,500	201
BioMarin Pharmaceuticals * (A)	19,084	755
Bio-Reference Labs * (A)	5,300	139
Bruker BioSciences *	45,100	600
Centene *	4,000	121
Cepheid * (A)	16,235	727
Chemed (A)	6,792	411
Computer Programs & Systems	7,800	446
Conceptus * (A)	6,800	135

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals * (A)	30,788	$1,167
Cyberonics *	1,545	69
DexCom *	4,653	60
DynaVox, Cl A *	57,547	64
Emergent Biosolutions *	44,611	676
Emeritus * (A)	45,100	759
Ensign Group	6,800	192
Fluidigm * (A)	33,304	501
Haemonetics *	14,398	1,067
Halozyme Therapeutics * (A)	61,500	545
Hansen Medical * (A)	68,100	155
Health Net *	23,000	558
HealthSouth *	3,424	80
HeartWare International * (A)	12,664	1,125
Hill-Rom Holdings	9,100	281
Hi-Tech Pharmacal *	10,800	350
HMS Holdings * (A)	22,809	760
ICU Medical *	3,172	169
Immunogen * (A)	18,000	302
Impax Laboratories *	16,060	325
Imris *	108,557	326
Incyte * (A)	43,298	983
Insulet * (A)	64,850	1,386
IPC The Hospitalist * (A)	5,505	249
Ironwood Pharmaceuticals, Cl A * (A)	24,710	341
Keryx Biopharmaceuticals * (A)	11,456	21
Luminex *	1,600	39
MAKO Surgical * (A)	8,400	215
MAP Pharmaceuticals *	21,366	320
Masimo *	65,684	1,470
Medicines *	21,700	498
Medicis Pharmaceutical, Cl A	8,900	304
Medivation * (A)	3,874	354
MEDNAX *	9,356	641
MELA Sciences * (A)	59,900	195
Momenta Pharmaceuticals * (A)	33,000	446
MWI Veterinary Supply *	3,100	319
Myriad Genetics *	58,479	1,390
Navidea Biopharmaceuticals * (A)	64,500	240
Nektar Therapeutics * (A)	54,200	437
Neurocrine Biosciences *	38,700	306
Novadaq Technologies *	48,700	325
NPS Pharmaceuticals *	7,527	65
NuVasive *	2,629	67
NxStage Medical * (A)	32,020	537
Omnicare (A)	29,055	907
Omnicell *	39,551	579
Onyx Pharmaceuticals *	13,830	919
Optimer Pharmaceuticals * (A)	20,000	310
OraSure Technologies *	37,296	419
Orthofix International *	1,000	41
Pain Therapeutics * (A)	8,400	39
Parexel International *	14,411	407
PDL BioPharma (A)	79,100	524
Pharmacyclics * (A)	31,340	1,711
PSS World Medical * (A)	41,287	867
Questcor Pharmaceuticals * (A)	56,482	3,007
Quidel * (A)	61,563	965
Sagent Pharmaceuticals * (A)	27,500	497
Salix Pharmaceuticals *	14,775	804

Description	Shares	Market Value ($ Thousands)

Sangamo Biosciences * (A)	7,439	$41
Seattle Genetics * (A)	37,444	951
Sirona Dental Systems *	16,237	731
Spectranetics *	4,222	48
Spectrum Pharmaceuticals * (A)	40,795	635
Sunrise Senior Living * (A)	46,100	336
SXC Health Solutions * (A)	8,010	795
Synageva BioPharma * (A)	2,784	113
Syneron Medical *	71,809	745
Synta Pharmaceuticals * (A)	48,000	263
Targacept * (A)	6,800	29
Techne	15,265	1,133
TESARO *	11,160	156
Theravance * (A)	10,300	229
Thoratec *	10,300	346
Threshold Pharmaceuticals * (A)	51,650	382
Tornier BV * (A)	33,063	741
Trius Therapeutics *	7,147	41
Unilife * (A)	191,500	647
Vical *	2,500	9
ViroPharma * (A)	12,000	284
Vivus * (A)	11,600	331
Volcano *	24,673	707
WellCare Health Plans *	17,433	924

		57,777

Industrials — 17.5%
Acacia Research *	21,289	793
Actuant, Cl A	24,823	674
Acuity Brands (A)	32,499	1,655
Advisory Board *	13,588	674
Alaska Air Group *	600	21
Albany International, Cl A	2,900	54
Allegiant Travel, Cl A * (A)	1,000	70
American Science & Engineering	600	34
Ametek	4,140	207
Applied Industrial Technologies	18,300	674
Armstrong World Industries	18,765	923
AZZ	900	55
BE Aerospace *	1,717	75
Beacon Roofing Supply * (A)	5,300	134
Belden	10,300	343
Brink’s	6,500	151
Carlisle	24,670	1,308
Cascade	2,300	108
Celadon Group	29,943	491
Ceradyne	14,000	359
Chart Industries *	9,619	661
Clarcor	4,604	222
Clean Harbors * (A)	13,500	762
Consolidated Graphics *	4,400	128
Copa Holdings, Cl A	3,039	251
Corporate Executive Board	2,400	98
Cubic	9,540	459
Dollar Thrifty Automotive Group * (A)	11,400	923
Dycom Industries *	38,398	715
Dynamic Materials	23,535	408
EnerSys *	7,300	256
Exponent *	7,600	401
Federal Signal * (A)	7,300	43

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Forward Air	7,200	$232
FuelCell Energy * (A)	49,700	50
Gardner Denver	28,709	1,519
GenCorp *	7,100	46
General Cable *	4,500	117
Genesee & Wyoming, Cl A * (A)	15,394	813
GeoEye *	1,800	28
Graco	10,500	484
GrafTech International *	107,085	1,033
Greenbrier *	25,305	445
Heico, Cl A	42,427	1,369
HEICO	18,668	738
Heidrick & Struggles International	4,200	73
Hexcel *	32,405	836
Huron Consulting Group *	2,700	85
IDEX	16,810	655
Insperity	7,200	195
Interface, Cl A	46,390	632
Keyw Holding * (A)	37,030	372
Kforce *	3,800	51
Kirby *	13,310	627
Knoll	2,500	34
Landstar System	19,114	989
Lincoln Electric Holdings	13,200	578
Lindsay	1,000	65
Manitowoc (A)	24,970	292
Marten Transport	36,890	784
Middleby *	16,700	1,663
Mistras Group *	24,610	646
Mobile Mini * (A)	35,019	504
MSC Industrial Direct, Cl A	9,100	596
MYR Group *	7,700	131
Navigant Consulting *	5,133	65
Old Dominion Freight Line * (A)	23,600	1,022
Pacer International *	17,000	92
Polypore International * (A)	55,650	2,248
Raven Industries	6,172	429
RBC Bearings *	17,344	820
Resources Connection	61,476	756
Rexnord * (A)	30,000	601
Robbins & Myers	12,973	543
Rollins	22,600	506
RPX *	36,070	518
Rush Enterprises, Cl A *	52,086	851
Sauer-Danfoss	17,100	597
Simpson Manufacturing	40,560	1,197
Standard Parking *	53,513	1,152
Steelcase, Cl A (A)	31,900	288
Sun Hydraulics	20,700	503
Swift Transportation, Cl A *	25,715	243
Sykes Enterprises *	2,400	38
Teledyne Technologies *	2,200	135
Tennant (A)	753	30
Thermon Group Holdings * (A)	18,700	387
Titan Machinery * (A)	12,890	391
TransDigm Group *	7,195	966
Trex * (A)	25,800	776
TrueBlue *	61,165	947
United Rentals * (A)	34,777	1,184
US Ecology	4,255	75
USG * (A)	5,200	99

Description	Shares	Market Value ($ Thousands)

UTI Worldwide	3,991	$58
Valmont Industries	9,015	1,091
Vitran *	35,801	215
Wabash National * (A)	106,388	704
Wabtec	25,404	1,982
Watsco	11,500	849
Werner Enterprises (A)	5,500	131
WESCO International * (A)	19,873	1,144

		54,445

Information Technology — 24.7%
Acme Packet * (A)	38,835	724
Advent Software * (A)	34,912	946
Amtech Systems * (A)	19,300	73
Ancestry.com * (A)	8,500	234
Aruba Networks * (A)	78,305	1,178
Aspen Technology *	81,753	1,893
Atmel *	100,379	673
Audience *	25,722	496
AXT *	10,700	42
Bazaarvoice * (A)	36,862	671
Brightpoint *	4,900	26
BroadSoft * (A)	45,594	1,320
Cadence Design Systems * (A)	78,550	863
Calix * (A)	17,100	141
Cavium * (A)	50,150	1,404
Ceva *	52,471	924
Ciena * (A)	30,110	493
CommVault Systems *	23,214	1,151
Concur Technologies * (A)	13,100	892
Constant Contact * (A)	35,505	635
Cornerstone OnDemand * (A)	72,777	1,733
CoStar Group * (A)	27,180	2,207
CSG Systems International *	2,300	40
Cymer * (A)	13,300	784
DealerTrack Holdings *	60,310	1,816
Demandware * (A)	11,500	272
Dice Holdings * (A)	40,514	380
Diodes * (A)	2,308	43
DTS * (A)	34,035	888
Ebix (A)	8,800	176
Entegris *	124,160	1,060
Entropic Communications * (A)	33,400	188
Envestnet *	113,693	1,364
Euronet Worldwide *	41,950	718
ExactTarget * (A)	19,317	422
ExlService Holdings *	2,968	73
Fair Isaac	5,300	224
Fairchild Semiconductor International *	37,983	536
FARO Technologies *	400	17
FEI (A)	14,291	684
Forrester Research	5,404	183
Fortinet *	51,980	1,207
Fusion-io * (A)	26,060	544
Gartner *	44,873	1,932
Glu Mobile * (A)	96,100	533
GT Advanced Technologies * (A)	58,400	308
Harmonic *	22,800	97
Heartland Payment Systems	20,300	611
Hittite Microwave * (A)	12,642	646
Imperva * (A)	13,000	375

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Infoblox * (A)	29,169	$669
Informatica *	2,350	100
Inphi * (A)	119,565	1,134
Interactive Intelligence Group * (A)	2,089	59
Internap Network Services *	11,483	75
International Rectifier *	49,233	984
IPG Photonics * (A)	17,690	771
Jack Henry & Associates	48,953	1,690
Kemet *	33,900	204
Kenexa *	13,787	400
Lattice Semiconductor *	38,900	147
Lender Processing Services	38,010	961
Limelight Networks * (A)	45,700	134
Liquidity Services *	1,600	82
Littelfuse	1,700	97
LivePerson *	17,900	341
LTX-Credence *	39,366	264
Manhattan Associates *	19,900	910
MAXIMUS	22,500	1,164
Measurement Specialties *	45,999	1,495
Mellanox Technologies *	25,264	1,790
Micrel	14,900	142
Micros Systems *	13,808	707
MicroStrategy, Cl A *	1,191	155
Mindspeed Technologies * (A)	12,230	30
Mitek Systems * (A)	44,946	175
Monolithic Power Systems *	7,700	153
Monotype Imaging Holdings *	3,500	59
Move *	5,800	53
MTS Systems	4,800	185
NETGEAR *	18,590	641
Netscout Systems *	10,800	233
NetSuite * (A)	13,000	712
NIC (A)	58,000	737
OCZ Technology Group * (A)	8,969	48
ON Semiconductor *	91,350	649
OpenTable * (A)	11,300	509
Oplink Communications *	2,800	38
Opnet Technologies (A)	8,077	215
OSI Systems *	1,946	123
Parametric Technology *	24,351	510
Plantronics	8,500	284
Plexus *	4,000	113
PMC - Sierra *	5,700	35
PROS Holdings *	52,859	889
QLIK Technologies *	42,453	939
QLogic *	3,700	51
Quantum *	55,928	114
Rackspace Hosting *	9,800	431
RealPage * (A)	79,806	1,848
Rogers *	1,228	49
Rosetta Stone *	18,899	262
Sapient	13,400	135
Semtech *	28,430	691
servicenow *	3,448	85
ServiceSource International * (A)	128,458	1,779
ShoreTel *	17,300	76
Silicon Graphics International * (A)	3,000	19
Silicon Laboratories *	1,700	64
SolarWinds *	35,539	1,548

Description	Shares	Market Value ($ Thousands)

Solera Holdings	26,695	$1,116
Sonus Networks *	65,116	140
Sourcefire * (A)	14,306	735
Splunk * (A)	9,200	258
SS&C Technologies Holdings *	61,539	1,538
STEC * (A)	13,100	102
Sycamore Networks *	55,183	801
Synaptics * (A)	22,400	641
Synchronoss Technologies * (A)	12,350	228
Take-Two Interactive Software *	66,600	630
TeleNav *	24,300	149
TeleTech Holdings *	7,747	124
Teradyne *	40,060	563
TIBCO Software * (A)	38,770	1,160
Travelzoo * (A)	3,400	77
TriQuint Semiconductor *	8,594	47
Tyler Technologies *	45,578	1,839
Ultratech *	5,700	180
Unisys *	14,800	289
Veeco Instruments * (A)	15,920	547
VistaPrint * (A)	56,420	1,823
Wright Express *	1,371	85

		76,869

Materials — 2.4%
AK Steel Holding (A)	13,700	80
American Vanguard	15,425	410
Buckeye Technologies	9,600	273
Flotek Industries * (A)	16,600	155
Globe Specialty Metals	44,148	593
Golden Star Resources * (A)	58,500	68
Haynes International	18,126	923
Hecla Mining (A)	37,700	179
Horsehead Holding *	59,995	598
Innophos Holdings	14,900	841
Innospec *	20,200	598
Kaiser Aluminum	1,312	68
Kraton Performance Polymers *	1,991	44
LSB Industries *	12,000	371
Materion	1,800	42
Neenah Paper	1,500	40
NewMarket	3,928	851
Noranda Aluminum Holding	43,700	348
PolyOne	49,480	677
Schulman A	7,700	153
TPC Group *	8,100	299

		7,611

Telecommunication Services — 0.6%
AboveNet *	3,000	252
Boingo Wireless *	81,200	944
Cogent Communications Group *	17,065	328
IDT, Cl B	20,200	198

		1,722

Utilities — 0.0%
Genie Energy, Cl B	10,800	84

Total Common Stock (Cost $301,198) ($ Thousands)		303,760

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.0% iShares Russell 2000 Growth Index Fund	1,448	$132

Total Exchange Traded Fund (Cost $137) ($ Thousands)		132

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires: 08/29/14 * (A)	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 32.2%
SEI Liquidity Fund, L.P. 0.150%**†† (D)	103,664,100	100,478

Total Affiliated Partnership (Cost $103,664) ($ Thousands)		100,478

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	11,659,170	11,659

Total Cash Equivalent (Cost $11,659) ($ Thousands)		11,659

U.S. TREASURY OBLIGATION (E) (F) — 0.3%
U.S. Treasury Bills 0.063%, 09/20/12	$831	831

Total U.S. Treasury Obligation (Cost $831) ($ Thousands)		831

Total Investments — 133.7% (Cost $417,489) ($ Thousands)‡		$416,860

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	78	Sep-2012	$152

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $311,696 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $104,416 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2012 was $182 ($ Thousands) and represented 0.06% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $182 ($ Thousands) and represented 0.06% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $100,478 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class
L.P.	— Limited Partnership
PIPE	— Private Investment in Public Entity

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $417,489 ($ Thousands), and the unrealized appreciation and depreciation were $38,427 ($ Thousands) and ($39,056)($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2012

The estricted securities held by the Fund as of June 30, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	$845	$107	0.03%
Value Creation	145,600	08/10/06	08/10/06	1,491	75	0.03

				$2,336	$182	0.06%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$303,578	$—	$182	$303,760
Exchange Traded Fund	132	—	—	132
Warrants	—	—	—	—
U.S. Treasury Obligation	—	831	—	831
Affiliated Partnership	—	100,478	—	100,478
Cash Equivalent	11,659	—	—	11,659

Total Investments in Securities	$315,369	$101,309	$182	$416,860

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$152	$—	$—	$152

Total Other Financial Instruments	$152	$—	$—	$152

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$252
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(70)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$182

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(70)

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 15.1%
Aaron’s	2,100	$59
Abercrombie & Fitch, Cl A	2,943	101
Aeropostale *	2,250	40
AFC Enterprises *	33,082	765
AMC Networks, Cl A *	326	12
American Axle & Manufacturing Holdings *	3,600	38
American Eagle Outfitters	58,198	1,148
American Greetings, Cl A (A)	18,000	263
American Public Education *	2,726	87
America’s Car-Mart *	1,300	51
Amerigon *	3,300	38
Ameristar Casinos	1,300	23
ANN *	14,520	370
Apollo Group, Cl A *	1,600	58
Arbitron	800	28
Asbury Automotive Group *	2,900	69
Ascena Retail Group *	3,400	63
Ascent Media, Cl A *	1,500	78
Autoliv	7,000	383
Autonation * (A)	1,905	67
Bally Technologies *	3,100	145
Barnes & Noble * (A)	2,584	43
Belo, Cl A	61,567	397
Big Lots *	14,500	592
Biglari Holdings *	90	35
BJ’s Restaurants *	9,290	353
Bob Evans Farms	1,700	68
Body Central *	2,110	19
Boyd Gaming *	3,600	26
Brinker International	5,800	185
Brown Shoe	2,700	35
Brunswick	8,200	182
Buffalo Wild Wings *	12,101	1,048
Cabela’s *	12,580	476
Cable Satisfaction *	2,700	—
Cablevision Systems, Cl A	5,644	75
Callaway Golf	29,978	177
Capella Education *	700	24
Carter’s *	2,200	116
Cato, Cl A	9,700	295
Central European Media Enterprises, Cl A *	700	4
Cheesecake Factory * (A)	18,130	579
Chico’s FAS	31,055	461
Childrens Place Retail Stores *	16,040	799
Cinemark Holdings	1,125	26
Coinstar * (A)	1,200	82
Columbia Sportswear	3,656	196
Cooper Tire & Rubber	42,456	745
Core-Mark Holding	6,191	298
Cracker Barrel Old Country Store	600	38
CROCS *	900	14
Dana Holding	18,380	235
Deckers Outdoor * (A)	2,570	113
DeVry	1,000	31
Dick’s Sporting Goods	26,620	1,278
Digital Generation *	800	10
Dillard’s, Cl A	2,985	190

Description	Shares	Market Value ($ Thousands)

DineEquity *	800	$36
Domino’s Pizza	2,231	69
DR Horton	24,766	455
DreamWorks Animation SKG, Cl A *	600	11
DSW, Cl A	19,155	1,042
Dunkin’ Brands Group	1,393	48
Ethan Allen Interiors	9,964	199
Exide Technologies *	2,925	10
Express *	28,680	521
Foot Locker	3,237	99
Fossil *	1,503	115
Francesca’s Holdings *	20,474	553
GameStop, Cl A (A)	12,600	231
Gannett	18,400	271
Gentex	2,600	54
GNC Holdings, Cl A	15,749	617
Goodyear Tire & Rubber *	6,100	72
Grand Canyon Education *	29,390	615
Group 1 Automotive	1,724	79
Guess?	1,400	43
H&R Block	14,400	230
Hanesbrands *	35,577	986
Harley-Davidson	6,225	285
Harman International Industries	1,600	63
Harte-Hanks	1,800	16
Hasbro	12,004	407
Helen of Troy *	2,400	81
hhgregg * (A)	12,039	136
Hibbett Sports *	20,169	1,164
Hillenbrand	2,500	46
HomeAway * (A)	12,550	273
Hot Topic	4,814	47
Iconix Brand Group *	1,300	23
Ignite Restaurant Group *	700	13
Insight Enterprises *	9,500	160
International Speedway, Cl A	900	24
Interpublic Group	37,697	409
iRobot *	1,700	38
Isle of Capri Casinos *	3,300	20
ITT Educational Services * (A)	700	43
JAKKS Pacific	12,500	200
Jarden	2,100	88
John Wiley & Sons, Cl A	900	44
Jones Group	21,722	208
JOS A Bank Clothiers *	1,000	42
Journal Communications, Cl A *	39,400	203
K12 *	1,000	23
KB Home (A)	8,833	87
Lamar Advertising, Cl A *	24,300	695
LeapFrog Enterprises *	21,060	216
Lear	4,742	179
Leggett & Platt	2,000	42
Lennar, Cl A	2,600	80
Life Time Fitness *	16,395	762
Lincoln Educational Services	8,900	58
Lions Gate Entertainment * (A)	10,321	152
Lithia Motors, Cl A	1,589	37
Live Nation *	5,200	48
LKQ *	14,605	488
Lumber Liquidators Holdings * (A)	5,851	198

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Madison Square Garden, Cl A *	1,900	$71
Matthews International, Cl A	22,371	727
Mattress Firm Holding * (A)	5,400	164
MDC Holdings	2,000	65
Men’s Wearhouse	21,578	607
Meredith (A)	16,230	518
Meritage Homes *	9,660	328
Modine Manufacturing *	2,100	14
Mohawk Industries *	1,400	98
Monro Muffler	1,600	53
Morgans Hotel Group *	3,749	18
Morningstar	300	17
National CineMedia	35,003	531
National Presto Industries	100	7
NetFlix *	1,233	85
New York Times, Cl A *	14,227	111
Newell Rubbermaid	24,109	437
NVR *	100	85
Office Depot *	11,200	24
OfficeMax *	6,223	32
O’Reilly Automotive *	5,962	499
Orient-Express Hotels, Cl A *	48,116	403
Oxford Industries	1,400	62
Pandora Media * (A)	31,770	345
Panera Bread, Cl A *	4,425	617
Peet’s Coffee & Tea *	1,000	60
Penn National Gaming *	14,108	629
Penske Auto Group	1,800	38
Pep Boys-Manny Moe & Jack	22,040	218
PF Chang’s China Bistro	400	21
Pier 1 Imports	54,848	901
Pinnacle Entertainment *	40,505	390
Polaris Industries	1,500	107
Pool	2,100	85
PulteGroup *	61,029	653
PVH	1,244	97
RadioShack (A)	17,600	68
Red Robin Gourmet Burgers *	1,980	60
Regal Entertainment Group, Cl A	1,592	22
Regis	45,323	814
Rent-A-Center	10,060	339
Royal Caribbean Cruises	11,389	296
Ruby Tuesday *	24,600	167
rue21 *	12,035	304
Ryland Group	2,100	54
Saks *	3,587	38
Sally Beauty Holdings *	23,749	611
Sauer-Danfoss	7,930	277
Scholastic	4,931	139
School Specialty *	11,614	38
Scientific Games, Cl A *	17,332	148
Scripps Networks Interactive, Cl A	5,274	300
Select Comfort *	24,730	517
Service International	6,700	83
Shutterfly *	20,930	642
Signet Jewelers	3,000	132
Sinclair Broadcast Group, Cl A	18,100	164
Skechers U.S.A., Cl A *	6,512	133
Skullcandy * (A)	23,530	333
Snap-on	800	50
Sotheby’s	1,400	47

Description	Shares	Market Value ($ Thousands)

Stage Stores	17,500	$321
Standard-Pacific * (A)	4,600	29
Steven Madden *	12,775	405
Stewart Enterprises, Cl A	2,900	21
Stoneridge *	1,763	12
Strayer Education (A)	3,699	403
Talbots *	7,246	18
Tempur-Pedic International *	1,600	37
Tenneco *	13,334	358
Tesla Motors *	1,075	34
Thor Industries	700	19
Titan International	849	21
Toll Brothers *	2,600	77
TripAdvisor *	11,620	519
True Religion Apparel	2,200	64
TRW Automotive Holdings *	3,951	145
Tupperware Brands	1,200	66
Ulta Salon Cosmetics & Fragrance	5,845	546
Under Armour, Cl A *	600	57
Universal Technical Institute	492	7
Urban Outfitters *	20,155	556
Vail Resorts	1,000	50
Valassis Communications *	1,800	39
Visteon *	586	22
Vitamin Shoppe *	9,150	503
WABCO Holdings *	1,500	79
Warnaco Group *	700	30
Weight Watchers International (A)	700	36
Whirlpool	5,900	361
Williams-Sonoma	1,200	42
Winnebago Industries *	1,852	19
WMS Industries * (A)	46,445	927
Wolverine World Wide	700	27
World Wrestling Entertainment, Cl A	900	7
Zumiez *	13,770	545

		47,880

Consumer Staples — 3.5%
B&G Foods, Cl A	16,950	451
Boston Beer, Cl A * (A)	800	97
Cal-Maine Foods	1,100	43
Casey’s General Stores	18,595	1,097
Central European Distribution *	5,859	16
Central Garden and Pet *	10,938	113
Central Garden and Pet, Cl A *	19,092	208
Chefs’ Warehouse Holdings *	16,655	301
Chiquita Brands International *	5,191	26
Coca-Cola Enterprises	10,057	282
Constellation Brands, Cl A *	14,294	387
Darling International *	2,400	40
Dean Foods *	5,300	90
Diamond Foods (A)	1,500	27
Dole Food * (A)	22,605	198
Elizabeth Arden *	13,340	518
Energizer Holdings *	6,249	470
Flowers Foods	15,618	363
Fresh Del Monte Produce	10,000	235
Fresh Market *	1,223	66
Green Mountain Coffee Roasters *	3,600	78

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Hain Celestial Group *	1,700	$94
Herbalife	4,924	238
Ingredion	10,329	512
J&J Snack Foods	7,915	468
JM Smucker	3,812	288
Kroger	17,573	407
Lancaster Colony	1,200	85
Medifast *	931	18
Molson Coors Brewing, Cl B	10,141	422
Nash Finch	1,000	21
Nu Skin Enterprises, Cl A	900	42
Omega Protein *	23,400	172
Pantry *	16,126	237
Post Holdings *	500	15
Prestige Brands Holdings *	14,126	223
Ralcorp Holdings *	1,000	67
Safeway (A)	24,500	445
Sanderson Farms	5,298	243
Schiff Nutrition International *	2,200	40
Smithfield Foods *	16,327	353
Snyders-Lance	800	20
Spartan Stores	25,479	462
Spectrum Brands Holdings *	1,100	36
SUPERVALU (A)	22,038	114
SYSCO	12,889	384
TreeHouse Foods *	1,800	112
Universal	5,400	250
USANA Health Sciences *	400	17
Vector Group	3,197	55
WD-40	400	20
Weis Markets	5,100	227

		11,193

Energy — 5.1%
Amyris * (A)	6,628	29
Arch Coal	2,167	15
ATP Oil & Gas * (A)	1,700	6
Atwood Oceanics *	15,580	590
Berry Petroleum, Cl A	14,769	586
Bill Barrett *	1,000	21
BPZ Resources *	7,534	19
Bristow Group	700	28
Cal Dive International *	6,748	20
CARBO Ceramics (A)	400	31
Carrizo Oil & Gas *	1,700	40
Cheniere Energy *	3,606	53
Clean Energy Fuels * (A)	2,390	37
Contango Oil & Gas *	500	30
Dawson Geophysical *	793	19
Dresser-Rand Group *	1,809	81
Dril-Quip *	10,323	677
Energen	2,800	126
Energy XXI Bermuda	2,550	80
EQT	4,532	243
EXCO Resources (A)	3,300	25
Exterran Holdings *	1,510	19
Forum Energy Technologies *	7,747	153
Global Geophysical Services *	2,665	16
Golar LNG	3,200	121
Goodrich Petroleum *	12,938	179
Gulf Island Fabrication	1,700	48
Gulfmark Offshore, Cl A *	12,380	421

Description	Shares	Market Value ($ Thousands)

Heckmann *	5,527	$19
Helix Energy Solutions Group *	1,800	29
Helmerich & Payne	3,249	141
Hercules Offshore *	9,373	33
HollyFrontier	6,972	247
ION Geophysical *	4,100	27
Key Energy Services *	62,011	471
Kodiak Oil & Gas, Cl Lithuanian *	9,063	74
Kosmos Energy *	3,836	42
Laredo Petroleum Holdings *	11,320	235
Magnum Hunter Resources * (A)	84,549	353
Matador Resources *	28,600	307
McDermott International *	37,946	423
McMoRan Exploration * (A)	5,900	75
Murphy Oil	3,961	199
Nabors Industries *	21,257	306
Natural Gas Services Group *	1,469	22
Newfield Exploration *	14,878	436
Newpark Resources *	9,960	59
Northern Oil And Gas *	19,210	306
Oasis Petroleum *	15,160	367
Oceaneering International	12,139	581
Oil States International *	7,627	505
Overseas Shipholding Group (A)	1,426	16
Panhandle Oil and Gas, Cl A	600	18
Parker Drilling *	47,556	214
Patterson-UTI Energy	4,000	58
Penn Virginia	1,300	10
Petroquest Energy *	3,851	19
Pioneer Drilling *	1,400	11
Pioneer Natural Resources	4,059	358
Plains Exploration & Production *	4,433	156
Quicksilver Resources * (A)	5,582	30
Range Resources	4,962	307
Rex Energy *	39,540	443
RigNet *	519	9
Rosetta Resources *	12,790	469
Rowan, Cl A *	3,592	116
SandRidge Energy *	20,922	140
SEACOR Holdings *	500	45
SemGroup, Cl A *	9,200	294
SM Energy	6,710	329
Stone Energy *	14,996	380
Superior Energy Services *	27,786	562
Swift Energy *	31,899	594
Tesoro *	23,300	582
TETRA Technologies *	46,660	333
Tidewater	745	35
Tourmaline Oil *	9,200	243
Ultra Petroleum *	5,018	116
Uranium Energy *	8,280	19
USEC * (A)	51,000	50
W&T Offshore	13,700	210
Western Refining	21,700	483
Whiting Petroleum *	11,650	479
Willbros Group *	1,500	10
World Fuel Services	1,200	46
WPX Energy *	1,631	26

		16,180

Financials — 18.3%
1st Source	2,900	66

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Acadia Realty Trust †	1,500	$35
Affiliated Managers Group *	6,076	665
Alexander’s †	100	43
Alexandria Real Estate Equities †	1,100	80
Alleghany *	298	101
Allied World Assurance Holdings	4,300	342
Allstate	13,486	473
Alterra Capital Holdings	24,010	561
American Assets Trust †	2,500	61
American Campus Communities †	1,000	45
American Capital *	8,900	90
American Capital Mortgage Investment	1,725	41
American Equity Investment Life Holding	4,000	44
American Financial Group	13,800	541
American National Insurance	2,100	150
Ameriprise Financial	7,451	389
Amerisafe *	1,639	43
Anworth Mortgage Asset †	31,500	222
Apartment Investment & Management, Cl A †	3,753	101
Apollo Commercial Real Estate Finance †	2,950	47
Apollo Investment *	3,989	31
Apollo Residential Mortgage †	979	19
Arch Capital Group *	3,336	132
Ares Capital	16,991	271
Ares Commercial Real Estate †	1,025	18
Argo Group International Holdings	6,282	184
Arthur J. Gallagher	2,336	82
Ashford Hospitality Trust †	4,800	40
Aspen Insurance Holdings	8,500	246
Associated Banc-Corp	52,600	694
Associated Estates Realty †	3,300	49
Assured Guaranty	6,000	85
Axis Capital Holdings	2,535	83
Banco Latinoamericano de Exportaciones, Cl E	21,159	453
Bancorpsouth	9,351	136
Bank of Hawaii	900	41
Bank of the Ozarks	14,285	430
BBCN Bancorp *	1,849	20
Berkshire Hills Bancorp	16,395	361
BioMed Realty Trust †	20,575	384
BlackRock Kelso Capital	2,400	23
Boston Private Financial Holdings	21,549	192
Brandywine Realty Trust	25,900	320
BRE Properties, Cl A †	1,000	50
Brookline Bancorp	1,200	11
Brown & Brown	23,168	632
Camden Property Trust †	1,449	98
Capstead Mortgage †	1,900	26
Cardinal Financial	17,480	215
Cardtronics *	24,936	753
Cathay General Bancorp	2,100	35
CBL & Associates Properties	41,931	819
Center Bancorp	1,704	19
Chemical Financial	10,100	217
Chesapeake Lodging Trust †	3,000	52

Description	Shares	Market Value ($ Thousands)

Chimera Investment †	70,826	$167
City National	500	24
CNA Financial	12,400	344
CNO Financial Group	55,868	436
CoBiz Financial	44,220	277
Colonial Properties Trust †	4,500	100
Comerica	10,997	338
Commerce Bancshares	1,603	61
CommonWealth †	13,100	251
Community Trust Bancorp	10,100	338
Coresite Realty †	32,565	841
Cousins Properties †	14,402	112
Credit Acceptance *	230	19
CubeSmart †	3,500	41
CVB Financial (A)	47,429	553
CYS Investments †	4,400	61
DCT Industrial Trust †	9,100	57
DDR †	3,686	54
DFC Global *	2,400	44
Digital Realty Trust (A) †	5,999	450
Dime Community Bancshares	12,200	162
Douglas Emmett †	1,400	32
Duke Realty †	6,624	97
E*Trade Financial *	19,401	156
Eagle Bancorp *	24,365	384
East West Bancorp	24,899	584
EastGroup Properties †	9,145	487
Education Realty Trust †	70,652	783
Employers Holdings	23,504	424
Endurance Specialty Holdings	19,837	760
Enstar Group *	400	40
Entertainment Properties Trust †	1,000	41
Equity Lifestyle Properties †	900	62
Equity One †	15,951	338
Erie Indemnity, Cl A	2,000	143
Essex Property Trust †	4,439	683
Evercore Partners, Cl A	700	16
Everest Re Group	6,060	627
Excel Trust †	2,400	29
Extra Space Storage †	2,600	80
FBL Financial Group, Cl A	2,500	70
Federal Agricultural Mortgage, Cl C	381	10
Federal Realty Investment Trust †	1,397	145
Federated Investors, Cl B (A)	1,900	42
FelCor Lodging Trust * †	6,100	29
Fidelity National Financial, Cl A	3,700	71
Fifth Street Finance	11,008	110
Fifth Third Bancorp	34,408	461
First American Financial	3,200	54
First BanCorp *	1,660	7
First Cash Financial Services *	1,400	56
First Commonwealth Financial	2,982	20
First Financial Bancorp	10,290	164
First Financial Bankshares	900	31
First Horizon National	41,873	362
First Industrial Realty Trust * †	4,500	57
First Midwest Bancorp	33,700	370
First Niagara Financial Group	8,420	64
First Potomac Realty Trust †	3,400	40
First Republic Bank *	1,625	55
FirstMerit	18,586	307

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Flagstone Reinsurance Holdings	6,300	$50
Flushing Financial	1,600	22
FNB (Pennsylvania)	11,200	122
Forest City Enterprises, Cl A *	31,335	458
Franklin Street Properties †	5,100	54
Fulton Financial	4,400	44
GAMCO Investors, Cl A	400	18
Genworth Financial, Cl A *	7,112	40
Getty Realty †	3,100	59
GFI Group	37,700	134
Glimcher Realty Trust †	5,600	57
Government Properties Income Trust †	2,000	45
Gramercy Capital * †	6,858	17
Green Dot, Cl A * (A)	1,108	25
Greenlight Capital Re *	1,000	25
GSV Capital *	1,797	17
Hancock Holding	26,733	814
Hanover Insurance Group	13,210	517
Hatteras Financial †	1,900	54
HCC Insurance Holdings	1,700	53
Healthcare Realty Trust †	3,400	81
Hercules Technology Growth Capital	7,084	80
Hersha Hospitality Trust, Cl A †	4,600	24
Highwoods Properties †	14,545	489
Home Loan Servicing Solutions	1,783	24
Home Properties †	400	25
Horace Mann Educators	20,593	360
Hospitality Properties Trust †	21,600	535
Host Hotels & Resorts †	24,374	386
Hudson City Bancorp	4,215	27
Hudson Pacific Properties †	1,170	20
Huntington Bancshares	103,956	665
IBERIABANK	14,206	717
Independent Bank	800	23
Infinity Property & Casualty	5,937	342
Inland Real Estate †	8,500	71
Invesco Mortgage Capital †	2,400	44
Investors Real Estate Trust †	1,800	14
Janus Capital Group	1,700	13
Jefferies Group	2,676	35
Jones Lang LaSalle	470	33
KBW	700	12
Kemper	2,400	74
Kilroy Realty †	1,275	62
Knight Capital Group, Cl A *	63,653	760
LaSalle Hotel Properties †	21,370	623
Legg Mason	2,152	57
Lexington Realty Trust †	70,203	595
Liberty Property Trust †	14,285	526
LTC Properties †	2,500	91
Mack-Cali Realty †	1,500	44
Main Street Capital	423	10
Manning & Napier, Cl A	3,100	44
Markel *	100	44
MarketAxess Holdings	4,077	109
MB Financial	2,400	52
MBIA * (A)	5,600	61
MCG Capital	7,700	35
Meadowbrook Insurance Group	27,900	245
Medical Properties Trust †	5,500	53

Description	Shares	Market Value ($ Thousands)

Mercury General	500	$21
MFA Financial †	85,099	671
Mid-America Apartment Communities †	12,290	839
Montpelier Re Holdings	18,100	385
Moody’s	17,519	640
MSCI, Cl A *	2,800	95
NASDAQ OMX Group	797	18
National Financial Partners *	26,350	353
National Health Investors †	800	41
National Penn Bancshares	20,351	195
National Retail Properties †	18,190	515
National Western Life Insurance, Cl A	200	28
Navigators Group *	800	40
NBT Bancorp	800	17
Nelnet, Cl A	932	22
Netspend Holdings *	19,260	177
Northfield Bancorp	800	11
Northwest Bancshares	4,100	48
Ocwen Financial *	4,200	79
Old National Bancorp	45,506	547
Old Republic International	4,000	33
Omega Healthcare Investors †	5,100	115
OmniAmerican Bancorp *	888	19
One Liberty Properties †	140	3
Oriental Financial Group	13,000	144
Oritani Financial	4,100	59
Pacific Capital Bancorp *	3,388	155
PacWest Bancorp	32,305	765
Park National	300	21
Parkway Properties †	16,600	190
PartnerRe	8,239	623
Pebblebrook Hotel Trust †	36,041	840
PennantPark Investment	4,200	44
Pennsylvania †	27,100	406
PennyMac Mortgage Investment Trust †	976	19
People’s United Financial	9,000	104
PHH *	1,000	17
Platinum Underwriters Holdings	10,017	382
Popular *	4,660	77
Portfolio Recovery Associates *	400	37
Post Properties †	1,200	59
Principal Financial Group	7,000	184
PrivateBancorp, Cl A	22,450	331
ProAssurance	9,959	887
Prospect Capital	5,940	68
Prosperity Bancshares	11,875	499
Protective Life	1,100	32
Provident Financial Services	12,108	186
PS Business Parks †	800	54
RAIT Financial Trust †	13,999	65
Ramco-Gershenson Properties †	2,300	29
Raymond James Financial	1,500	51
Rayonier †	1,466	66
Realty Income †	1,400	59
Redwood Trust †	1,200	15
Regency Centers †	700	33
Regional Management *	1,170	19
Regions Financial	49,700	336

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	12,758	$679
RenaissanceRe Holdings	1,520	116
Resource Capital †	2,600	14
RLI	800	55
S&T Bancorp	5,000	92
Sabra Health Care †	2,365	40
Safeguard Scientifics *	31,239	484
Sandy Spring Bancorp	18,162	327
Senior Housing Properties Trust †	3,100	69
Signature Bank NY *	10,652	650
Solar Capital	8,266	184
Sovran Self Storage †	1,800	90
StanCorp Financial Group	11,800	439
Starwood Property Trust †	2,300	49
State Bank Financial *	1,268	19
Sterling Financial * (A)	9,178	173
Stifel Financial *	13,310	411
Strategic Hotels & Resorts * †	8,200	53
Summit Hotel Properties †	1,225	10
Sun Communities †	1,400	62
Sunstone Hotel Investors * †	22,350	246
SunTrust Banks	15,665	380
Susquehanna Bancshares	57,484	592
SVB Financial Group *	600	35
SWS Group	39,800	212
Synovus Financial	69,010	137
Tanger Factory Outlet Centers †	2,000	64
Taubman Centers †	1,576	122
TCF Financial	33,746	387
Texas Capital Bancshares *	2,000	81
Tower Group	2,965	62
Trustmark	900	22
Two Harbors Investment †	4,900	51
Umpqua Holdings	1,200	16
United Bankshares (A)	4,300	111
United Fire Group	4,000	85
Unum Group	40,476	774
Validus Holdings	10,723	343
Valley National Bancorp	6,730	71
ViewPoint Financial Group	3,900	61
Waddell & Reed Financial, Cl A	900	27
Walter Investment Management	1,164	27
Washington Federal	1,500	25
Washington Real Estate Investment Trust †	2,400	68
Webster Financial	30,340	657
Weingarten Realty Investors †	1,600	42
WesBanco	12,800	272
West Coast Bancorp *	12,115	238
Westamerica Bancorporation	900	43
Western Alliance Bancorp *	86,868	813
Western Asset Mortgage Capital * †	944	18
White Mountains Insurance Group	100	52
Willis Group Holdings	11,058	404
Wintrust Financial	600	21
World Acceptance *	800	53
WSFS Financial	400	16
Zillow, Cl A *	537	21

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	48,729	$946

		57,891

Health Care — 12.4%
Abaxis *	1,600	59
ABIOMED *	13,730	313
Accuray *	4,734	32
Achillion Pharmaceuticals *	21,100	131
Affymax *	2,452	32
Affymetrix *	4,300	20
Air Methods *	600	59
Akorn *	44,741	706
Alere *	2,690	52
Algeta *	6,924	198
Align Technology *	3,800	127
Alkermes *	4,000	68
Allscripts Healthcare Solutions *	2,740	30
Amarin *	16,705	242
Amedisys *	4,911	61
AMERIGROUP *	9,173	605
AmerisourceBergen	6,827	269
Amsurg *	11,659	350
Amylin Pharmaceuticals *	15,812	446
Antares Pharma *	5,209	19
Arena Pharmaceuticals * (A)	27,215	272
Ariad Pharmaceuticals *	27,662	476
Arqule *	33,680	200
Array Biopharma *	5,436	19
ArthroCare *	2,478	73
Athenahealth *	1,600	127
Auxilium Pharmaceuticals *	9,210	248
AVEO Pharmaceuticals *	10,398	126
BioMarin Pharmaceuticals *	2,726	108
Bio-Reference Labs *	1,000	26
Brookdale Senior Living, Cl A *	1,700	30
Capital Senior Living *	200	2
CareFusion *	16,100	413
Catalyst Health Solutions *	600	56
Centene *	1,600	48
Cepheid *	14,190	635
Cerus *	5,403	18
Charles River Laboratories International *	700	23
Chemed	800	48
Community Health Systems *	2,037	57
Computer Programs & Systems	800	46
Conceptus *	1,008	20
Conmed	15,670	434
Cooper	8,414	671
Covance *	1,500	72
Coventry Health Care	15,800	502
Cubist Pharmaceuticals *	6,640	252
Cyberonics *	18,940	851
Dendreon *	2,784	21
DexCom *	3,400	44
Dynavax Technologies *	4,691	20
Emergent Biosolutions *	1,200	18
Emeritus *	1,400	24
Endo Pharmaceuticals Holdings * (A)	11,842	367
Endocyte *	4,773	39
Endologix *	1,338	21

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Enzon Pharmaceuticals *	2,600	$18
Exelixis *	9,800	54
Gen-Probe *	900	74
Gentiva Health Services *	700	5
Geron *	8,900	15
Greatbatch *	28,350	644
Greenway Medical Technologies *	1,121	18
Haemonetics *	800	59
Halozyme Therapeutics *	2,500	22
Hanger Orthopedic Group *	13,262	340
Health Management Associates, Cl A *	5,100	40
Health Net *	1,800	44
HealthSouth *	51,925	1,208
Healthways *	3,400	27
HeartWare International * (A)	8,788	780
Henry Schein *	7,850	616
Hill-Rom Holdings	1,400	43
HMS Holdings *	13,270	442
Hologic *	9,219	166
Human Genome Sciences *	7,498	99
Humana	5,500	426
Idexx Laboratories *	1,226	118
Immunogen * (A)	24,900	418
Impax Laboratories *	2,000	40
Incyte *	18,360	417
Insulet *	26,380	564
InterMune, Cl Basis Forward *	1,670	20
IPC The Hospitalist *	1,300	59
Ironwood Pharmaceuticals, Cl A *	41,010	565
Isis Pharmaceuticals *	3,300	40
Jazz Pharmaceuticals *	12,496	562
Kindred Healthcare *	3,321	33
LHC Group *	500	8
LifePoint Hospitals *	9,900	406
Lincare Holdings	1,800	61
Magellan Health Services *	7,770	352
MannKind * (A)	9,300	21
MAP Pharmaceuticals * (A)	13,680	205
Masimo *	1,600	36
MedAssets *	6,270	84
Medicines *	13,580	312
Medicis Pharmaceutical, Cl A	1,434	49
Medivation *	616	56
MEDNAX *	22,171	1,520
Meridian Bioscience	2,500	51
Merit Medical Systems *	3,125	43
Metropolitan Health Networks *	46,200	442
Mettler Toledo International *	592	92
MWI Veterinary Supply *	4,532	466
Myriad Genetics *	2,200	52
Navidea Biopharmaceuticals *	5,425	20
Nektar Therapeutics * (A)	9,000	73
Neogen *	900	42
NPS Pharmaceuticals *	37,167	320
NuVasive *	1,300	33
NxStage Medical *	24,430	409
Obagi Medical Products *	1,600	24
Omnicare	3,200	100
Omnicell *	1,300	19
Oncothyreon *	4,126	19
Onyx Pharmaceuticals *	11,160	742

Description	Shares	Market Value ($ Thousands)

Optimer Pharmaceuticals * (A)	31,360	$487
Orthofix International *	4,400	182
Owens & Minor	15,618	478
Pacific Biosciences of California * (A)	13,970	30
Par Pharmaceutical *	13,000	470
Parexel International *	38,646	1,091
Patterson	10,047	346
PDL BioPharma	31,100	206
PerkinElmer	12,931	333
Pharmacyclics *	5,682	310
PharMerica *	19,200	210
PSS World Medical *	1,400	29
QIAGEN * (A)	8,077	135
Quest Diagnostics	6,576	394
Questcor Pharmaceuticals * (A)	23,508	1,252
ResMed *	22,039	688
Rigel Pharmaceuticals *	9,800	91
Salix Pharmaceuticals *	24,824	1,351
Savient Pharmaceuticals * (A)	—	—
Sciclone Pharmaceuticals *	41,200	289
Seattle Genetics * (A)	22,028	559
Select Medical Holdings *	22,300	225
Sequenom * (A)	9,761	40
Sirona Dental Systems *	10,275	462
Spectrum Pharmaceuticals *	1,441	22
STERIS	16,025	503
SXC Health Solutions *	17,005	1,687
Symmetry Medical *	1,500	13
Synageva BioPharma * (A)	2,126	86
Techne	900	67
Tenet Healthcare *	14,100	74
TESARO *	8,520	119
Theravance *	1,400	31
Thoratec *	1,500	50
Tornier BV *	721	16
United Therapeutics *	8,314	411
Universal Health Services, Cl B	15,757	680
US Physical Therapy	900	23
ViroPharma *	2,500	59
Vivus *	4,512	129
Vocera Communications *	732	20
Volcano *	32,212	923
WellCare Health Plans *	10,600	562
West Pharmaceutical Services	1,100	56
Wright Medical Group *	970	21
XOMA *	6,744	20

		39,489

Industrials — 14.7%
3D Systems *	675	23
AAON	2,250	42
AAR	1,100	15
ABM Industries	2,100	41
Acacia Research *	1,500	56
ACCO Brands *	1,991	21
Accuride *	3,007	18
Actuant, Cl A	18,725	509
Acuity Brands	6,470	329
Advisory Board *	21,350	1,059
Aecom Technology *	1,800	30
Aerovironment *	1,600	42

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AGCO *	14,597	$668
Aircastle	31,832	384
Alaska Air Group *	1,600	57
Albany International, Cl A	11,100	208
Alliant Techsystems	715	36
American Superconductor * (A)	5,422	25
Ametek	3,160	158
Ampco-Pittsburgh	8,000	147
AO Smith	1,100	54
Arkansas Best	900	11
Atlas Air Worldwide Holdings *	800	35
Avis Budget Group *	1,480	22
Barnes Group	1,100	27
BE Aerospace *	16,998	742
Beacon Roofing Supply *	7,237	182
Belden	21,331	711
Blount International *	5,419	79
Brady, Cl A	7,950	219
Brink’s	3,100	72
Calgon Carbon *	5,791	82
Carlisle	6,530	346
Cascade	5,100	240
Chart Industries *	6,160	424
Chicago Bridge & Iron	2,180	83
Cintas	11,408	440
Clarcor	1,200	58
Clean Harbors *	1,200	68
Colfax *	12,343	340
Con-way	600	22
Copa Holdings, Cl A	2,094	173
Copart *	2,400	57
Corporate Executive Board	1,100	45
Corrections Corp of America	1,800	53
Courier	2,663	35
Covanta Holding	3,100	53
Crane	600	22
Cubic	8,014	385
Curtiss-Wright	10,300	320
Deluxe	11,400	284
DigitalGlobe *	30,820	467
Dollar Thrifty Automotive Group *	2,322	188
Donaldson	3,000	100
Dover	6,217	333
Dun & Bradstreet	388	28
DXP Enterprises *	4,200	174
Dycom Industries *	27,925	519
EMCOR Group	19,192	534
EnergySolutions *	3,600	6
EnerNOC *	1,300	9
EnPro Industries *	6,671	249
Equifax	2,000	93
ESCO Technologies	18,056	658
Esterline Technologies *	5,610	350
Federal Signal *	3,905	23
Flowserve	2,929	336
Fluor	6,157	304
Fortune Brands Home & Security *	1,171	26
Forward Air	4,163	134
Franklin Electric	3,771	193
FTI Consulting *	1,400	40
G&K Services	24,475	763

Description	Shares	Market Value ($ Thousands)

Gardner Denver	6,876	$364
GATX	700	27
GenCorp *	3,047	20
Generac Holdings *	4,034	97
General Cable *	8,312	216
Genesee & Wyoming, Cl A *	8,830	467
Geo Group *	2,100	48
GeoEye *	700	11
Gorman-Rupp	1,562	47
Graco	600	28
GrafTech International *	2,200	21
Granite Construction	5,570	145
Great Lakes Dredge & Dock	3,253	23
Harsco	3,200	65
Hawaiian Holdings *	37,256	243
Heartland Express	2,631	38
HEICO	1,761	70
Heidrick & Struggles International	411	7
Herman Miller	1,500	28
Hertz Global Holdings *	5,753	74
Hexcel *	24,210	624
Higher One Holdings * (A)	3,956	48
HNI	3,926	101
HUB Group, Cl A *	1,400	51
Hubbell, Cl B	500	39
IDEX	20,033	781
II-VI *	2,000	33
Interface, Cl A	71,005	968
Interline Brands *	1,300	33
John Bean Technologies	16,134	219
Kadant *	19,497	457
Kaman	2,096	65
Kansas City Southern	9,336	649
KAR Auction Services *	6,436	111
Kaydon	7,132	153
KBR	4,000	99
Kelly Services, Cl A	1,200	16
Kennametal	1,100	36
Keyw Holding *	27,940	281
Kirby *	11,260	530
Knoll	1,200	16
L-3 Communications Holdings	7,300	540
Landstar System	15,530	803
Layne Christensen *	1,000	21
Lennox International	2,400	112
Lincoln Electric Holdings	11,916	522
Manitowoc	2,585	30
Manpower	694	25
Marten Transport	1,400	30
MasTec *	5,300	80
Mcgrath Rentcorp	1,900	50
Meritor *	1,500	8
Middleby *	7,270	724
Miller Industries	8,900	142
Moog, Cl A *	25,965	1,074
MSC Industrial Direct, Cl A	9,250	606
Mueller Industries	500	21
Mueller Water Products, Cl A	6,176	21
NACCO Industries, Cl A	400	46
Navistar International *	8,343	237
Nordson	10,100	518

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Northwest Pipe *	11,075	$269
Old Dominion Freight Line *	15,490	671
Orbital Sciences *	9,117	118
Orion Marine Group *	19,166	133
Oshkosh Truck *	8,700	182
Owens Corning *	2,900	83
Pentair	1,036	40
Pitney Bowes	1,641	25
Polypore International * (A)	24,287	981
Quanex Building Products	21,230	380
Quanta Services *	3,656	88
RBC Bearings *	10,951	518
Regal-Beloit	600	37
Republic Services	18,980	502
Resources Connection	2,600	32
Rexnord *	18,600	373
Robbins & Myers	19,949	834
Robert Half International	1,400	40
Roper Industries	6,642	655
RPX *	27,535	395
RR Donnelley & Sons (A)	15,000	177
Ryder System	8,900	320
Shaw Group *	630	17
Simpson Manufacturing	12,310	363
Skywest	11,800	77
Spirit Aerosystems Holdings, Cl A *	14,178	338
Spirit Airlines *	31,460	612
SPX	600	39
Standex International	500	22
Stanley Black & Decker	6,156	396
Steelcase, Cl A	25,800	233
Swisher Hygiene, Cl Common Subscription Receipt * (B)	28,467	72
Sykes Enterprises *	29,638	473
TAL International Group	16,435	550
Teledyne Technologies *	15,253	940
Teleflex	11,510	701
Terex *	10,620	189
Tetra Tech *	35,528	927
Thermon Group Holdings *	14,270	296
Timken	6,100	279
Toro	700	51
Towers Watson, Cl A	10,658	638
TransDigm Group *	1,458	196
Trex *	11,051	333
Trimas *	6,980	140
Triumph Group	3,433	193
TrueBlue *	40,855	632
Tutor Perini *	3,700	47
Unifirst	644	41
United Rentals *	18,563	632
United Stationers	1,000	27
Universal Forest Products	1,908	74
URS	8,200	286
US Airways Group *	3,969	53
USG * (A)	1,100	21
UTI Worldwide	2,500	36
Valmont Industries	4,535	549
Vicor	2,300	16
Wabash National *	2,806	19
Wabtec	1,800	140

Description	Shares	Market Value ($ Thousands)

Waste Connections	1,800	$54
Watsco	4,713	348
Watts Water Technologies, Cl A	6,865	229
Werner Enterprises	1,900	45
WESCO International *	7,155	412
Westport Innovations * (A)	—	—
Woodward	1,400	55
Zipcar * (A)	4,449	52

		46,734

Information Technology — 15.9%
ACI Worldwide *	3,453	153
Acme Packet *	1,200	22
Active Network *	5,384	83
Adobe Systems *	11,679	378
Adtran	16,435	496
Advanced Energy Industries *	1,400	19
Advent Software *	1,000	27
Akamai Technologies *	19,700	625
Alliance Data Systems *	6,046	816
Analog Devices	8,744	329
Anixter International	500	26
Ansys *	12,486	788
AOL *	2,700	76
Applied Micro Circuits *	370	2
Ariba *	2,700	121
Arris Group *	7,200	100
Arrow Electronics *	1,900	62
Aruba Networks *	8,902	134
Aspen Technology *	30,898	715
Atmel *	12,100	81
ATMI *	800	16
Audience *	11,286	218
Avnet *	8,300	256
Bazaarvoice * (A)	13,783	251
Benchmark Electronics *	23,882	333
Black Box	5,800	166
Blackbaud	1,000	26
Bottomline Technologies *	2,964	54
Brightpoint *	3,298	18
Broadridge Financial Solutions	1,700	36
BroadSoft * (A)	16,964	491
Brocade Communications Systems *	12,600	62
CACI International, Cl A *	5,238	288
Cadence Design Systems *	138,570	1,523
Calix *	2,331	19
Checkpoint Systems *	1,100	10
Ciena *	24,174	396
Cognex	1,400	44
Coherent *	16,039	694
CommVault Systems *	1,400	69
Computer Sciences	5,000	124
Comtech Telecommunications	9,788	280
Concur Technologies *	7,090	483
Constant Contact *	800	14
Convergys	30,409	449
CoreLogic *	1,800	33
Cornerstone OnDemand *	2,249	53
CoStar Group *	13,462	1,093
Cray *	1,586	19
Cree * (A)	1,902	49

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

CSG Systems International *	16,700	$289
CTS	14,400	136
Cymer *	600	35
Cypress Semiconductor	34,260	453
DealerTrack Holdings *	42,237	1,272
Deltek *	4,647	54
Demand Media *	6,260	70
Diebold	4,088	151
Digital River *	22,616	376
Diodes *	1,800	34
DST Systems	600	33
EarthLink	69,375	516
Echo Global Logistics *	1,761	34
EchoStar, Cl A *	2,900	77
Electronics for Imaging *	1,300	21
Emulex *	37,444	270
Entegris *	30,160	258
Envivio *	2,447	16
Euronet Worldwide *	1,400	24
ExactTarget *	6,437	141
F5 Networks *	4,796	477
Fabrinet *	25,920	325
Factset Research Systems	800	74
Fair Isaac	800	34
Fairchild Semiconductor International *	44,791	632
FARO Technologies *	1,300	55
FEI	1,500	72
Fidelity National Information Services	13,121	447
Finisar *	25,630	383
Flir Systems	2,400	47
FormFactor *	1,169	8
Forrester Research	1,400	47
Fortinet *	18,385	427
Fusion-io *	1,021	21
Gartner *	2,600	112
Genpact *	2,904	48
Global Cash Access Holdings *	2,457	18
Global Payments	2,534	110
Guidewire Software *	4,000	112
Harris	11,700	490
Heartland Payment Systems	3,000	90
Hittite Microwave *	500	26
IAC	15,830	722
Immersion *	2,588	15
Imperva *	9,140	263
Informatica *	4,700	199
Ingram Micro, Cl A *	1,200	21
Integrated Device Technology *	78,030	438
InterDigital	1,000	30
Intermec *	29,078	180
International Rectifier *	1,600	32
Intersil, Cl A	4,300	46
IntraLinks Holdings *	1,130	5
IPG Photonics *	7,648	333
Ixia *	31,650	380
j2 Global (A)	15,605	412
Jabil Circuit	28,550	580
JDA Software Group *	1,800	53
JDS Uniphase *	4,525	50
Jive Software * (A)	15,400	323

Description	Shares	Market Value ($ Thousands)

Juniper Networks *	19,583	$319
Kla-Tencor	6,600	325
Lattice Semiconductor *	70,210	265
Lexmark International, Cl A	6,100	162
Limelight Networks *	1,566	5
Littelfuse	800	45
LivePerson *	33,118	631
Loral Space & Communications	800	54
LSI Logic *	13,100	83
Manhattan Associates *	4,027	184
Mantech International, Cl A	900	21
MAXIMUS	1,200	62
Measurement Specialties *	2,900	94
Mellanox Technologies *	7,531	533
Mentor Graphics *	2,400	36
Methode Electronics	2,700	23
Micrel	7,000	67
Micros Systems *	11,437	586
Microsemi *	1,300	24
MicroStrategy, Cl A *	3,190	414
MIPS Technologies *	2,734	18
Molex (A)	13,478	323
MoneyGram International *	2,123	31
Monolithic Power Systems *	25,396	505
Monster Worldwide *	1,600	14
MTS Systems	1,000	39
NCR *	3,736	85
NETGEAR *	13,580	469
Netscout Systems *	19,979	431
NetSuite *	1,400	77
NeuStar, Cl A *	1,000	33
NIC	4,100	52
Nuance Communications *	5,900	141
NXP Semiconductor * (A)	19,571	455
OCZ Technology Group *	3,329	18
Omnivision Technologies *	1,400	19
ON Semiconductor *	11,300	80
OSI Systems *	1,300	82
Parametric Technology *	45,205	948
Pegasystems (A)	10,456	345
Photronics *	29,800	182
Plantronics	1,100	37
Plexus *	1,500	42
PMC - Sierra *	8,500	52
Polycom *	8,000	84
Power Integrations	20,503	765
Progress Software *	14,350	300
Pulse Electronics	19,700	39
QLIK Technologies *	22,470	497
QLogic *	150	2
Quality Systems	1,000	28
Quantum *	8,799	18
Rambus *	1,900	11
RealD * (A)	2,286	34
RealNetworks	2,800	24
Responsys *	1,557	19
RF Micro Devices *	55,510	236
Riverbed Technology *	5,053	82
Rofin-Sinar Technologies *	1,100	21
Rovi *	2,724	53
Rubicon Technology *	404	4
SAIC	27,800	337

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Sapient	52,240	$526
Scansource *	4,632	142
Seagate Technology	19,200	475
Semtech *	24,800	603
servicenow *	2,631	65
ServiceSource International * (A)	28,695	398
Silicon Graphics International *	2,400	15
Silicon Laboratories *	10,985	416
Skyworks Solutions *	25,050	686
SolarWinds *	28,750	1,252
Solera Holdings	13,310	556
Sonus Networks *	21,550	46
Splunk *	4,700	132
Standard Microsystems *	2,100	77
STEC *	3,349	26
SunPower, Cl A *	329	2
Symantec *	27,162	397
Synaptics *	3,844	110
Synchronoss Technologies *	9,420	174
Synopsys * (A)	30,118	886
Syntel	9,760	593
Take-Two Interactive Software *	2,400	23
Tangoe *	10,860	231
Tech Data *	8,900	429
TeleTech Holdings *	5,391	86
Tellabs	22,081	74
Teradyne *	31,070	437
Tessera Technologies	4,036	62
TIBCO Software *	18,984	568
TiVo *	2,000	17
TNS *	11,492	206
Total System Services	2,800	67
Trimble Navigation *	2,802	129
TriQuint Semiconductor *	4,100	23
Tyler Technologies *	1,277	52
Ultimate Software Group *	800	71
Ultra Clean Holdings *	37,539	241
Ultratech *	12,290	387
Unisys *	670	13
United Online	29,700	125
Universal Display * (A)	9,310	335
Valueclick *	3,600	59
Veeco Instruments * (A)	14,450	496
VeriFone Holdings *	2,577	85
Viasat *	1,100	42
VirnetX Holding *	645	23
Virtusa *	1,600	21
Vishay Intertechnology *	72,023	679
Vishay Precision Group *	192	3
VistaPrint * (A)	900	29
Volterra Semiconductor *	2,100	49
Web.com Group *	23,798	436
WebMD Health, Cl A *	1,121	23
Websense *	2,994	56
Western Digital *	13,200	402
Wright Express *	9,540	589
Xyratex	13,181	149
Yelp, Cl A *	863	20
Zebra Technologies, Cl A *	10,055	345

		50,641

Description	Shares	Market Value ($ Thousands)

Materials — 5.1%
AK Steel Holding (A)	5,745	$34
Albemarle	4,500	268
Allegheny Technologies	23,761	758
Allied Nevada Gold *	876	25
Alpha Natural Resources *	5,171	45
AMCOL International	1,500	42
Aptargroup	1,800	92
Ashland	2,600	180
Balchem	1,400	46
Ball	8,087	332
Bemis	1,700	53
Boise	36,400	239
Buckeye Technologies	1,900	54
Cabot	900	37
Carpenter Technology	1,300	62
Century Aluminum *	5,100	37
Clearwater Paper *	800	27
Coeur d’Alene Mines *	3,300	58
Compass Minerals International	8,324	635
Crown Holdings *	4,800	166
Cytec Industries	4,449	261
Domtar	4,200	322
Eagle Materials	700	26
Eastman Chemical	12,800	645
Ecolab	1	—
Ferro *	13,354	64
Flotek Industries *	8,089	75
Georgia Gulf	3,300	85
Glatfelter	1,700	28
Globe Specialty Metals	5,200	70
Greif, Cl A	13,932	571
H.B. Fuller	6,410	197
Hecla Mining	8,100	39
Horsehead Holding *	2,100	21
Huntsman	35,106	454
Innophos Holdings	10,780	609
International Flavors & Fragrances	900	49
Intrepid Potash *	19,165	436
Jaguar Mining *	6,405	7
Kaiser Aluminum	2,571	133
Koppers Holdings	480	16
Kronos Worldwide (A)	11,700	185
Martin Marietta Materials	700	55
Materion	595	14
McEwen Mining *	4,734	14
Methanex	15,960	444
Minerals Technologies	6,864	438
Molycorp * (A)	1,938	42
NewMarket	1,268	275
Noranda Aluminum Holding	6,400	51
Nucor	8,681	329
Olin	2,200	46
OM Group *	17,922	340
Owens-Illinois *	30,091	577
Packaging Corp of America	23,479	663
Paramount Gold and Silver *	5,731	14
PolyOne	88,245	1,207
Reliance Steel & Aluminum	1,200	61
Rock-Tenn, Cl A	1,000	55

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Rockwood Holdings	1,000	$44
Royal Gold	1,700	133
RPM International	3,100	84
RTI International Metals *	27,074	613
Schnitzer Steel Industries, Cl A	400	11
Schulman A	11,275	224
Schweitzer-Mauduit International	2,766	189
Scotts Miracle-Gro, Cl A	1,500	62
Sensient Technologies	13,990	514
Silgan Holdings	21,130	902
Solutia	8,739	245
Sonoco Products	1,400	42
Steel Dynamics	29,600	348
Stillwater Mining *	2,600	22
STR Holdings *	1,765	8
Tahoe Resources *	3,516	49
Texas Industries	600	24
Titanium Metals	1,100	12
UFP Technologies *	13,800	233
United States Steel	2,814	58
Valspar	1,200	63
Walter Energy	1,614	71
WR Grace *	1,400	71

		16,130

Telecommunication Services — 0.6%
AboveNet *	1,200	101
Cincinnati Bell *	7,194	27
Clearwire, Cl A *	4,808	5
Cogent Communications Group *	1,395	27
Consolidated Communications Holdings (A)	1,600	24
Frontier Communications	7,286	28
Leap Wireless International *	3,400	22
Level 3 Communications *	4,006	89
Lumos Networks	1,400	13
MetroPCS Communications *	7,578	46
Neutral Tandem *	2,400	31
NII Holdings *	2,058	21
NTELOS Holdings	1,400	27
Price Communication *	3,800	—
SBA Communications, Cl A *	3,897	222
tw telecom, Cl A *	42,420	1,088
USA Mobility	15,500	199

		1,970

Utilities — 3.9%
AGL Resources	15,729	610
ALLETE	11,015	460
Alliant Energy	1,300	59
American States Water	1,700	67
American Water Works	2,200	76
Aqua America	12,630	315
Atlantic Power	2,310	30
Atmos Energy	2,500	88
Avista	15,500	414
Black Hills	700	23
California Water Service Group	2,800	52
CH Energy Group	1,000	66
Chesapeake Utilities	7,226	316
Cleco	23,075	965
CMS Energy	18,100	425

Description	Shares	Market Value ($ Thousands)

Edison International	6,525	$301
El Paso Electric	4,700	156
Empire District Electric	4,400	93
GenOn Energy *	16,400	28
Great Plains Energy	54,489	1,167
Hawaiian Electric Industries	4,800	137
Idacorp	8,203	345
Integrys Energy Group	1,000	57
ITC Holdings	1,000	69
Laclede Group	2,600	104
MDU Resources Group	5,300	115
MGE Energy	1,600	76
National Fuel Gas	372	17
New Jersey Resources	750	33
Northwest Natural Gas	9,060	431
NorthWestern	2,600	95
NRG Energy *	4,980	86
NV Energy	3,400	60
OGE Energy	900	47
Otter Tail	1,800	41
Pepco Holdings	2,200	43
Piedmont Natural Gas	1,800	58
Pinnacle West Capital	4,800	248
PNM Resources	1,700	33
Portland General Electric	48,802	1,301
SCANA	9,561	457
South Jersey Industries	88	5
Southwest Gas	11,145	486
TECO Energy	36,278	655
UGI	20,300	597
UIL Holdings	2,400	86
UNS Energy	1,300	50
Vectren	2,100	62
Westar Energy	6,377	191
WGL Holdings	11,280	448
Xcel Energy	13,405	381

		12,525

Total Common Stock (Cost $272,182) ($ Thousands)		300,633

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund	20,540	1,879
iShares Russell 2000 Index Fund (A)	6,104	486

Total Exchange Traded Funds (Cost $2,310) ($ Thousands)		2,365

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,042	$—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—
Hampton Roads	1,561	11

Total Rights (Cost $11) ($Thousands)		11

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.150%** †† (B)	16,830,219	16,578

Total Affiliated Partnership (Cost $16,830) ($ Thousands)		16,578

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	15,769,115	15,769

Total Cash Equivalent (Cost $15,769) ($ Thousands)		15,769

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.054%, 09/20/12	$925	925

Total U.S. Treasury Obligation (Cost $925) ($ Thousands)		925

Total Investments — 105.8% (Cost $308,027) ($ Thousands) ‡		$336,281

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	64	Sep-2012	$237
S&P Mid 400 Index E-MINI	56	Sep-2012	123

			$360

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $317,931 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $16,672 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $16,578 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $308,027 ($ Thousands), and the unrealized appreciation and depreciation were $47,812($ Thousands) and ($19,558)($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$300,633	$—	$—	$300,633
Exchange Traded Funds	2,365	—	—	2,365
Warrants	—	—	—	—
Affiliated Partnership	—	16,578	—	16,578
Cash Equivalent	15,769	—	—	15,769
U.S. Treasury Obligation	—	925	—	925
Rights	—	11	—	11

Total Investments in Securities	$318,767	$17,514	$—	$336,281

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$360	$—	$—	$360

Total Other Financial Instruments	$360	$—	$—	$360

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 14.5%
Abercrombie & Fitch, Cl A	5,900	$201
Allison Transmission Holdings (A)	13,500	237
AMC Networks, Cl A *	2,400	85
American Eagle Outfitters	17,058	337
Apollo Group, Cl A *	400	14
Bed Bath & Beyond *	8,700	538
Belo, Cl A	2,400	15
Best Buy	1,700	36
BorgWarner * (A)	4,200	275
CBS, Cl B	200	7
Chipotle Mexican Grill, Cl A *	140	53
Coach	1,710	100
Delphi Automotive *	5,700	145
Dick’s Sporting Goods	8,800	422
Dillard’s, Cl A	1,700	108
Discovery Communications, Cl A *	5,300	286
Dollar Tree *	2,580	139
Expedia (A)	3,200	154
Federal Mogul, Cl A *	2,500	28
Foot Locker	5,000	153
Garmin (A)	1,000	38
Genuine Parts	2,800	169
Global Sources *	2,100	14
Harley-Davidson	21,802	997
Harman International Industries	1,900	75
Hasbro (A)	14,853	503
International Game Technology	30,900	487
Interpublic Group	31,432	341
Jarden	1,400	59
Lear	2,600	98
Liberty Media - Interactive, Cl A *	1,600	28
Lululemon Athletica * (A)	3,200	191
Macy’s	400	14
Marriott International, Cl A	8,200	322
McGraw-Hill	3,000	135
Michael Kors Holdings * (A)	6,700	280
Newell Rubbermaid	29,830	541
Panera Bread, Cl A *	970	135
PetSmart	5,600	382
Polaris Industries	1,800	129
PVH	1,900	148
Ralph Lauren, Cl A	270	38
Ross Stores	3,300	206
Royal Caribbean Cruises	21,591	562
Sally Beauty Holdings *	15,000	386
Scripps Networks Interactive, Cl A	7,226	411
Staples	4,100	53
Tesla Motors * (A)	5,500	172
Thor Industries (A)	3,600	99
Toll Brothers * (A)	7,800	232
Tractor Supply	1,000	83
True Religion Apparel	200	6
Tupperware Brands	2,400	131
Ulta Salon Cosmetics &
Fragrance	1,580	148
Urban Outfitters *	17,861	493
Whirlpool	2,480	152

Description	Shares	Market Value ($ Thousands)

WMS Industries *	18,499	$369

		11,960

Consumer Staples — 5.3%
Archer-Daniels-Midland	2,800	83
Bunge	2,500	157
Coca-Cola Enterprises	18,444	517
Constellation Brands, Cl A *	13,843	375
Energizer Holdings *	5,381	405
Green Mountain Coffee Roasters *
(A)	4,820	105
Herbalife	3,500	169
Hormel Foods	2,600	79
Ingredion	2,700	134
JM Smucker	4,716	356
Kroger	22,443	521
Lorillard	410	54
Molson Coors Brewing, Cl B	13,447	559
Monster Beverage *	2,260	161
SYSCO (A)	15,947	475
Tyson Foods, Cl A	8,500	160
Whole Foods Market	700	67

		4,377

Energy — 6.4%
Cameron International *	8,000	342
Concho Resources *	5,680	483
EQT	5,609	301
Helmerich & Payne	400	17
Hess	2,500	109
HollyFrontier	300	11
Laredo Petroleum Holdings * (A)	5,900	123
Marathon Oil	4,200	107
Marathon Petroleum	3,100	139
McDermott International *	19,668	219
Murphy Oil	8,500	427
Nabors Industries *	16,076	232
Newfield Exploration *	16,818	493
Oceaneering International	3,100	148
Pioneer Natural Resources	7,622	672
Plains Exploration & Production *	3,800	134
Range Resources	10,739	664
SEACOR Holdings *	130	12
Tesoro *	6,400	160
Unit *	2,100	77
Valero Energy	7,700	186
Whiting Petroleum *	3,400	140
Williams	3,700	107

		5,303

Financials — 16.2%
Aflac	200	9
Agree Realty †	300	7
Allstate	16,686	585
American Capital Agency † (A)	5,600	188
American Financial Group	2,200	86
Ameriprise Financial	12,419	649
Annaly Capital Management † (A)	6,600	111
Assurant	1,300	45
Axis Capital Holdings	7,300	238
BOK Financial (A)	5,000	291
Camden Property Trust †	2,300	156

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

CBRE Group, Cl A *	5,200	$85
Chatham Lodging Trust †	1,700	24
CNA Financial	700	19
Comerica	13,606	418
CommonWealth †	7,050	135
Corporate Office Properties Trust†	5,600	132
Digital Realty Trust † (A)	7,420	557
Discover Financial Services	4,200	145
East West Bancorp	3,100	73
Endurance Specialty Holdings	12,489	479
Fifth Third Bancorp	55,272	741
Franklin Street Properties †	3,300	35
General Growth Properties †	5,900	107
Genworth Financial, Cl A *	12,000	68
Hospitality Properties Trust †	5,600	139
Host Hotels & Resorts † (A)	40,249	637
Huntington Bancshares	23,900	153
Inland Real Estate † (A)	5,800	49
Invesco	3,800	86
Jefferies Group	9,000	117
Jones Lang LaSalle	1,760	124
Keycorp	21,500	166
Liberty Property Trust † (A)	15,568	573
Lincoln National	500	11
Moody’s (A)	9,400	344
NASDAQ OMX Group	4,600	104
Nelnet, Cl A	1,000	23
PartnerRe	7,302	553
ProLogis †	7,977	265
Raymond James Financial (A)	3,600	123
Regions Financial	24,000	162
Reinsurance Group of America,
Cl A	9,843	524
Resource Capital † (A)	2,100	11
RLJ Lodging Trust †	1,400	25
SLM	11,700	184
SunTrust Banks	27,882	675
T. Rowe Price Group (A)	9,700	610
TCF Financial (A)	23,500	270
Unum Group (A)	33,005	631
Vornado Realty Trust †	1,435	120
Waddell & Reed Financial, Cl A	2,700	82
Willis Group Holdings	13,681	499
Winthrop Realty Trust †	2,900	35
XL Group, Cl A	7,600	160
Zions Bancorporation (A)	27,197	528

		13,366

Health Care — 11.2%
Agilent Technologies	10,700	420
Alexion Pharmaceuticals *	4,400	437
AmerisourceBergen	8,447	332
Boston Scientific *	9,300	53
Brookdale Senior Living, Cl A *	15,700	279
Bruker BioSciences *	15,000	200
C.R. Bard	1,700	183
CareFusion *	21,020	540
Charles River Laboratories International *	700	23
Cigna	4,400	194
Elan ADR *	7,700	112

Description	Shares	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings *	100	$3
Health Net *	9,100	221
HealthSouth *	21,497	500
Hill-Rom Holdings	3,900	120
Hologic *	1,800	32
Humana	7,650	592
Illumina * (A)	4,000	162
Intuitive Surgical *	280	155
Life Technologies *	3,900	175
MEDNAX *	6,391	438
Mettler Toledo International *	690	107
Mylan Laboratories *	500	11
Myriad Genetics *	2,900	69
Onyx Pharmaceuticals *	1,800	119
Patterson	11,074	382
PerkinElmer	3,700	95
Perrigo (A)	3,720	439
Quest Diagnostics	8,136	487
ResMed *	300	9
Sirona Dental Systems *	6,500	293
St. Jude Medical	2,700	108
STERIS	9,340	293
Stryker	300	16
Thermo Fisher Scientific	900	47
Thoratec *	9,000	302
United Therapeutics *	3,100	153
Universal Health Services, Cl B	3,100	134
Valeant Pharmaceuticals International * (A)	6,600	296
Vertex Pharmaceuticals *	4,500	252
Warner Chilcott, Cl A *	900	16
Watson Pharmaceuticals *	6,300	466

		9,265

Industrials — 13.9%
AGCO *	3,400	155
Air Lease, Cl A * (A)	12,500	243
Alliant Techsystems (A)	2,100	106
Armstrong World Industries	4,600	226
Babcock & Wilcox *	5,100	125
Carlisle	8,000	424
Chicago Bridge & Iron	1,400	53
Cintas (A)	12,877	497
Cooper Industries, Cl A	6,000	409
Copart *	2,900	69
Cummins	2,360	229
Dover	10,795	579
DXP Enterprises *	400	17
Eaton	4,100	162
Equifax	3,400	158
Flowserve	3,624	416
Fluor	12,118	598
Fortune Brands Home &
Security *	6,200	138
Hubbell, Cl B	950	74
IHS, Cl A *	2,420	261
JB Hunt Transport Services (A)	6,700	399
KBR	5,100	126
L-3 Communications Holdings	2,280	169
Landstar System	200	10
Lincoln Electric Holdings	1,300	57

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Manpower	3,000	$110
MSC Industrial Direct, Cl A	5,770	378
Nielsen Holdings *	7,700	202
Norfolk Southern	400	29
Northrop Grumman	200	13
Oshkosh Truck *	5,900	123
Pall	8,300	455
Parker Hannifin	1,540	118
Republic Services	23,485	621
Rockwell Automation	4,050	267
Roper Industries	270	27
Spirit Aerosystems Holdings, Cl A *	16,216	387
Stanley Black & Decker	7,616	490
Stericycle * (A)	4,100	376
Teleflex	6,860	418
Timken	2,900	133
Toro	600	44
Towers Watson, Cl A	6,563	393
TransDigm Group *	2,400	322
United Continental Holdings *	5,800	141
URS	2,600	91
Valmont Industries	80	10
Wabtec	3,100	242
WW Grainger	2,140	409

		11,499

Information Technology — 14.7%
Adobe Systems *	14,451	468
Alliance Data Systems * (A)	4,870	657
Analog Devices	11,423	430
Arrow Electronics *	2,600	85
Aruba Networks * (A)	12,400	187
Autodesk *	2,700	94
Avago Technologies	16,300	585
Avnet *	4,700	145
BMC Software *	200	9
Brocade Communications Systems *	4,100	20
CA	6,900	187
Citrix Systems *	7,450	625
CoreLogic *	800	15
CoStar Group *	400	32
Dolby Laboratories, Cl A *	1,800	75
F5 Networks *	4,660	464
Factset Research Systems (A)	3,400	316
Fidelity National Information Services	16,934	577
Fiserv *	2,000	144
FleetCor Technologies *	7,100	249
Fortinet *	9,000	209
IAC	3,100	141
Ingram Micro, Cl A *	4,000	70
Intuit	3,500	208
Jabil Circuit	6,500	132
Juniper Networks *	24,229	395
Kla-Tencor	11,500	566
LSI Logic *	20,800	133
Marvell Technology Group	2,900	33
Maxim Integrated Products	3,400	87
Microchip Technology (A)	9,900	328

Description	Shares	Market Value ($ Thousands)

Micros Systems *	5,200	$266
Molex (A)	14,201	340
NCR *	1,600	36
NetApp *	6,100	194
Nuance Communications * (A)	14,000	334
Nvidia *	5,300	73
OpenTable * (A)	3,300	149
Rackspace Hosting *	3,800	167
Red Hat *	6,400	361
SAIC	2,600	32
Symantec *	44,607	652
Synopsys *	23,980	706
Tech Data *	1,000	48
TIBCO Software *	9,600	287
Total System Services	500	12
VeriFone Holdings *	6,800	225
Vishay Intertechnology * (A)	26,907	254
Xerox	4,500	35
Xilinx	8,600	289

		12,126

Materials — 7.0%
Albemarle	1,600	96
Alcoa (A)	17,700	155
Allegheny Technologies	20,313	648
Celanese, Ser A	1,800	62
CF Industries Holdings	1,120	217
Cliffs Natural Resources (A)	800	39
Commercial Metals	9,300	118
Compass Minerals International	5,216	398
Domtar	1,000	77
Eastman Chemical	2,880	145
FMC	7,200	385
Greif, Cl A	9,256	380
Huntsman	27,356	354
Kronos Worldwide (A)	400	6
Nucor	10,744	407
Owens-Illinois *	25,108	481
Packaging Corp of America	14,950	422
PPG Industries	1,710	182
Reliance Steel & Aluminum	2,700	136
Schnitzer Steel Industries, Cl A	100	3
Sherwin-Williams	5,480	725
Steel Dynamics	8,800	103
WR Grace *	3,700	187

		5,726

Telecommunication Services — 0.0%
MetroPCS Communications *	1,700	10

Utilities — 5.5%
AES *	13,500	173
AGL Resources	14,693	569
Ameren	2,200	74
American Electric Power	600	24
American Water Works	2,400	82
Calpine *	700	12
DTE Energy	200	12
Edison International	8,076	373
Entergy	2,550	173
Great Plains Energy	31,402	673

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2012

Description	Shares/Face Value ($ Thousands)	Market Value ($ Thousands)

NRG Energy *	5,300	$92
NV Energy	6,100	107
OGE Energy	1,000	52
Portland General Electric	12,837	342
PPL	7,000	195
Public Service Enterprise Group	2,600	84
SCANA (A)	10,345	495
TECO Energy (A)	27,193	491
Xcel Energy	16,585	471

		4,494

Total Common Stock (Cost $78,390) ($ Thousands)		78,126

AFFILIATED PARTNERSHIP — 13.6%
SEI Liquidity Fund, L.P.
0.150%**†† (B)	11,536,117	11,197

Total Affiliated Partnership (Cost $11,536) ($ Thousands)		11,197

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	4,643,612	4,644

Total Cash Equivalent (Cost $4,644) ($ Thousands)		4,644

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.072%, 09/20/12	$155	155
0.070%, 11/15/12	29	29

Total U.S. Treasury Obligations (Cost $184) ($ Thousands)		184

Total Investments — 114.1% (Cost $94,754) ($ Thousands) ‡		$94,151

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	34	Sep-2012	$62

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $82,546 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $11,537 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $11,197 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $94,754 ($ Thousands), and the unrealized appreciation and depreciation were $5,950 ($ Thousands) and ($6,553) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,126	$—	$—	$78,126
Affiliated Partnership	—	11,197	—	11,197
Cash Equivalent	4,644	—	—	4,644
U.S. Treasury Obligations	—	184	—	184

Total Investments in Securities	$82,770	$11,381	$—	$94,151

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$62	$—	$—	$62

Total Other Financial Instruments	$62	$—	$—	$62

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 8.3%
Aaron’s	43,772	$1,239
Advance Auto Parts	29,611	2,020
Autozone *	9,992	3,669
Best Buy	34,200	717
Big Lots *	28,000	1,142
Choice Hotels International	47,900	1,913
Cinemark Holdings	36,700	839
DIRECTV, Cl A *	103,000	5,028
Discovery Communications, Cl A *	23,900	1,291
Dollar General *	38,996	2,121
Dollar Tree *	65,954	3,549
Expedia	60,288	2,898
Family Dollar Stores	2,481	165
GameStop, Cl A	59,100	1,085
Gap	63,600	1,740
Garmin	6,917	265
H&R Block	214,900	3,434
Kohl’s	57,600	2,620
Panera Bread, Cl A *	11,400	1,589
PetMed Express	61,800	752
priceline.com *	6,002	3,988
Regal Entertainment Group, Cl A	47,100	648
Scripps Networks Interactive, Cl A	24,000	1,365
Shaw Communications, Cl B	87,100	1,647
Target	74,100	4,312
Time Warner Cable, Cl A	33,400	2,742
Washington Post, Cl B	4,500	1,682

		54,460

Consumer Staples — 19.5%
Altria Group	142,583	4,926
Archer-Daniels-Midland	54,500	1,609
Brown-Forman, Cl B	36,542	3,539
Campbell Soup	13,392	447
Church & Dwight	76,838	4,262
Clorox	64,921	4,704
Coca-Cola Enterprises	220,475	6,182
ConAgra Foods	151,329	3,924
CVS Caremark	82,600	3,860
Dr Pepper Snapple Group	53,800	2,354
Flowers Foods	57,637	1,339
Fresh Del Monte Produce	43,800	1,028
General Mills	31,715	1,222
Harris Teeter Supermarkets	21,700	890
Hershey	92,849	6,688
Hormel Foods	300,571	9,143
Kellogg	21,400	1,056
Kimberly-Clark	67,400	5,646
Kroger	126,700	2,938
Lorillard	66,005	8,710
McCormick	79,476	4,820
Metro, Cl A	51,900	2,654
Molson Coors Brewing, Cl B	76,000	3,162
Monster Beverage *	84,763	6,035
Nash Finch	13,900	299
Philip Morris International	55,450	4,839
Ralcorp Holdings *	16,700	1,115
Reynolds American	205,753	9,232

Description	Shares	Market Value ($ Thousands)

Safeway	145,500	$2,641
SYSCO	122,927	3,664
TreeHouse Foods *	29,100	1,813
Tyson Foods, Cl A	178,988	3,370
Universal	31,000	1,436
Walgreen	115,700	3,422
Wal-Mart Stores	84,700	5,905

		128,874

Energy — 3.2%
Chevron	63,700	6,720
ConocoPhillips	43,700	2,442
Diamond Offshore Drilling	12,500	739
Exxon Mobil	85,700	7,333
Imperial Oil	42,400	1,769
Phillips 66 *	27,038	899
Sunoco	22,800	1,083

		20,985

Financials — 10.8%
Alleghany *	378	128
Allied World Assurance Holdings	45,823	3,642
American Campus Communities	40,400	1,817
American Capital Agency †	103,891	3,492
Arch Capital Group *	102,073	4,051
BOK Financial	17,200	1,001
Brown & Brown	43,900	1,197
Capitol Federal Financial	85,045	1,010
CBOE Holdings	6,137	170
Chubb	52,400	3,816
Commerce Bancshares	44,802	1,698
Endurance Specialty Holdings	35,500	1,360
Equity Lifestyle Properties †	23,600	1,628
Erie Indemnity, Cl A	6,600	473
Everest Re Group	44,709	4,627
First Citizens BancShares, Cl A	5,278	880
First Niagara Financial Group	55,100	421
Genworth MI Canada	40,500	733
HCC Insurance Holdings	15,200	477
Health Care †	20,200	1,178
Main Street Capital	28,500	690
MFA Financial †	264,674	2,088
NASDAQ OMX Group	21,300	483
National Bank of Canada	32,900	2,348
New York Community Bancorp	42,376	531
PartnerRe	65,349	4,945
PennyMac Mortgage Investment Trust †	67,100	1,324
People’s United Financial	137,994	1,602
Piedmont Office Realty Trust, Cl A †	105,900	1,822
Prosperity Bancshares	24,500	1,030
Realty Income †	44,000	1,838
RenaissanceRe Holdings	28,535	2,169
Senior Housing Properties Trust †	34,600	772
Signature Bank NY *	29,900	1,823
Tanger Factory Outlet Centers †	54,200	1,737
TFS Financial *	182,600	1,744
Tower Group	47,500	991
Travelers	55,300	3,530
Two Harbors Investment †	127,100	1,317
Validus Holdings	102,900	3,296
Washington Federal	9,749	165

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Washington Real Estate Investment Trust †	12,400	$353
White Mountains Insurance Group	1,042	544

		70,941

Health Care — 19.8%
Abbott Laboratories	175,922	11,342
Aetna	57,900	2,245
Alexion Pharmaceuticals *	57,278	5,688
AmerisourceBergen	171,789	6,760
Amgen	141,937	10,367
AstraZeneca	56,700	2,537
Baxter International	52,700	2,801
Becton Dickinson	53,064	3,967
Biogen Idec *	4,723	682
Cardinal Health	165,270	6,941
Celgene *	16,700	1,071
Cooper	6,600	526
Coventry Health Care	21,700	690
Edwards Lifesciences *	5,600	578
Eli Lilly	177,787	7,629
Endo Pharmaceuticals Holdings *	80,100	2,482
Gilead Sciences *	43,600	2,236
Health Net *	29,900	726
Henry Schein *	21,308	1,672
Humana	18,500	1,433
Johnson & Johnson	86,100	5,817
LifePoint Hospitals *	32,800	1,344
Lincare Holdings	53,300	1,813
Magellan Health Services *	27,800	1,260
McKesson	94,618	8,870
Medtronic	52,100	2,018
Merck	166,700	6,960
Owens & Minor	23,200	711
Par Pharmaceutical *	24,300	878
Patterson	52,700	1,817
Pfizer	240,100	5,522
SXC Health Solutions *	35,250	3,497
Techne	74,766	5,548
United Therapeutics *	93,100	4,597
UnitedHealth Group	58,500	3,422
WellPoint	34,900	2,226
Zimmer Holdings	31,400	2,021

		130,694

Industrials — 5.3%
Alliant Techsystems	11,500	581
C.H. Robinson Worldwide	30,100	1,762
Clarcor	9,300	448
Clean Harbors *	6,500	367
Copa Holdings, Cl A	10,622	876
Covanta Holding	27,800	477
FTI Consulting *	32,000	920
General Dynamics	24,100	1,590
Hubbell, Cl B	5,800	452
L-3 Communications Holdings	65,900	4,877
Landstar System	33,500	1,733
Lockheed Martin	52,924	4,609
Northrop Grumman	41,600	2,654
Progressive Waste Solutions	57,700	1,092
Raytheon	90,000	5,093
Rollins	84,500	1,890

Description	Shares	Market Value ($ Thousands)

Unifirst	13,700	$873
Verisk Analytics, Cl A *	41,803	2,059
Waste Connections	36,474	1,091
Watsco	24,900	1,837

		35,281

Information Technology — 7.5%
Activision Blizzard	275,600	3,304
Amdocs	160,641	4,774
CACI International, Cl A *	20,600	1,134
CGI Group, Cl A *	47,400	1,137
Cisco Systems	100,200	1,721
Computer Sciences	29,400	730
Dell *	72,600	909
Diebold	11,900	439
FleetCor Technologies *	3,195	112
Flir Systems	76,600	1,494
Harris	75,300	3,151
Hewlett-Packard	60,900	1,225
IAC	102,272	4,664
Ingram Micro, Cl A *	109,354	1,910
Intel	153,300	4,085
International Business Machines	23,096	4,517
Jack Henry & Associates	11,900	411
Maxim Integrated Products	34,000	872
Microsoft	152,500	4,665
SAIC	298,000	3,612
Tech Data *	46,820	2,255
Total System Services	74,400	1,780
Zebra Technologies, Cl A *	15,800	543

		49,444

Materials — 2.6%
Aptargroup	27,900	1,424
Ball	49,000	2,012
Barrick Gold	74,200	2,791
Compass Minerals International	25,200	1,922
Greif, Cl A	13,200	541
Newmont Mining	29,955	1,453
Packaging Corp of America	28,400	802
Royal Gold	46,818	3,671
Silgan Holdings	39,100	1,669
Sonoco Products	26,000	784

		17,069

Telecommunication Services — 3.3%
AT&T	221,100	7,884
BCE	61,900	2,549
NTT DoCoMo ADR	89,100	1,483
Rogers Communications, Cl B	61,000	2,209
SBA Communications, Cl A *	16,000	913
SK Telecom	191,000	2,311
Verizon Communications	40,500	1,800
Vodafone Group ADR	99,900	2,815

		21,964

Utilities — 15.6%
AGL Resources	22,900	887
Alliant Energy	65,500	2,985
Ameren	71,700	2,405
American Electric Power	109,000	4,349
American Water Works	161,127	5,523
Atmos Energy	123,200	4,321
Avista	49,700	1,327

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Cia de Saneamento Basico do
Estado de Sao Paulo	23,300	$1,768
CMS Energy	121,846	2,863
Consolidated Edison	83,429	5,188
DTE Energy	146,773	8,708
Duke Energy	131,700	3,037
Edison International	38,100	1,760
El Paso Electric	67,600	2,242
Entergy	53,869	3,657
Exelon	36,700	1,381
Great Plains Energy	94,600	2,025
Hawaiian Electric Industries	83,886	2,392
Idacorp	35,100	1,477
Integrys Energy Group	43,858	2,494
ITC Holdings	5,798	400
NextEra Energy	13,867	954
Northeast Utilities	103,985	4,036
OGE Energy	11,000	570
Pepco Holdings	48,000	939
PG&E	135,100	6,116
Piedmont Natural Gas	18,900	608
Pinnacle West Capital	32,026	1,657
Portland General Electric	111,200	2,965
Public Service Enterprise Group	80,100	2,603
SCANA	66,240	3,169
Sempra Energy	27,900	1,922
Southern	98,480	4,560
TECO Energy	25,900	468
UGI	100,070	2,945
Vectren	61,000	1,801
WGL Holdings	35,800	1,423
Wisconsin Energy	123,512	4,887

		102,812

Total Common Stock (Cost $540,271) ($ Thousands)		632,524

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	24,425,900	24,426

Total Cash Equivalent (Cost $24,426) ($ Thousands)		24,426

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.056%, 09/20/12	$1,205	1,205

Total U.S. Treasury Obligation (Cost $1,205) ($ Thousands)		1,205

Total Investments — 99.8% (Cost $565,902) ($ Thousands)‡		$658,155

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	319	Sep-2012	$655

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $659,548 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $565,902 ($ Thousands), and the unrealized appreciation and depreciation were $106,297 ($ Thousands) and ($14,044) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$632,524	$—	$—	$632,524
Cash Equivalent	24,426	—	—	24,426
U.S. Treasury Obligations	—	1,205	—	1,205

Total Investments in Securities	$656,950	$1,205	$—	$658,155

Other Financial Instruments	Level 1	Level 2	Level3	Total
Futures Contracts *	$655	$—	$—	$655

Total Other Financial Instruments	$655	$—	$—	$655

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.5%

Australia — 6.5%
AGL Energy (A)	345,482	$5,258
Amcor (A)	208,754	1,526
ARB (A)	99,744	934
CFS Retail Property Trust † (A)	1,249,278	2,497
Coca-Cola Amatil (A)	203,306	2,798
CSL (A)	195,858	7,956
DuluxGroup (A)	27,003	84
Echo Entertainment Group (A)	299,912	1,324
Goodman Group † (A)	98,905	375
GPT Group † (A)	51,751	175
Hansen Technologies (A)	41,039	39
Iluka Resources (A)	7,887	93
McPherson’s (A)	16,139	27
Metcash (A)	1,878,658	6,518
Mirvac Group † (A)	504,951	665
QR National (A)	283,864	996
Regis Resources * (A)	154,085	622
SP AusNet (A)	1,754,140	1,841
Stockland † (A)	616,608	1,960
TABCORP Holdings (A)	608,494	1,838
Tatts Group (A)	1,241,457	3,351
Telstra (A)	1,046,325	3,970
Troy Resources * (A)	73,908	298
Washington H Soul Pattinson (A)	7,318	104
Westfield Retail Trust † (A)	273,536	804
Woolworths (A)	92,697	2,556

		48,609

Austria — 0.1%
Oesterreichische Post (A)	27,131	914

Belgium — 1.0%
Belgacom (A)	111,053	3,167
Colruyt (A)	43,330	1,939
Delhaize Group (A)	17,127	629
Intervest Offices † (A)	868	21
Mobistar (A)	52,074	1,788

		7,544

Canada — 11.7%
Alimentation Couche Tard, Cl B	112,116	4,889
Atco, Cl I	1,700	120
Barrick Gold	49,483	1,861
BCE	173,461	7,145
Bell Aliant	171,284	4,289
Brookfield Office Properties	3,420	60
Canadian National Railway	16,999	1,436
Canadian Tire, Cl A	39,480	2,667
Canadian Utilities, Cl A	20,108	1,311
Cash Store Financial Services	5,200	31
Centerra Gold	4,250	30
CGI Group, Cl A *	73,998	1,776
Cogeco Cable	1,900	86
Constellation Software	1,900	173
Empire, Cl A	75,950	3,998
Fairfax Financial Holdings	1,244	492
Franco-Nevada	35,085	1,585
Genworth MI Canada	7,774	141
George Weston	47,518	2,696

Description	Shares	Market Value ($ Thousands)

IGM Financial	2,073	$81
Intact Financial, Cl Common Subscription Receipt	6,012	374
Jean Coutu Group PJC, Cl A	35,500	524
K-Bro Linen	4,265	100
Manitoba Telecom Services	140,974	4,586
Maple Leaf Foods	9,500	109
Metro, Cl A	140,232	7,171
National Bank of Canada	30,369	2,168
North West	51,804	1,106
Paladin Labs *	1,100	52
Premium Brands Holdings	4,500	81
RioCan Real Estate Investment Trust †	50,534	1,373
Rogers Communications, Cl B	185,382	6,712
Rogers Sugar	27,052	154
Saputo	126,739	5,263
Sears Canada *	4,500	45
Shaw Communications, Cl B	12,438	235
Shoppers Drug Mart	3,900	157
TELUS, Cl A	73,000	4,266
Tim Hortons	66,547	3,503
TMX Group	84,267	3,835
TransAlta	103,339	1,749
TransCanada	75,664	3,167
Valener	33,226	498
Yamana Gold	319,076	4,917

		87,012

Denmark — 2.4%
Coloplast, Cl B (A)	38,045	6,860
H Lundbeck (A)	34,972	725
Novo Nordisk, Cl B (A)	53,950	7,847
TDC (A)	355,489	2,478

		17,910

Finland — 1.0%
Elisa (A)	190,505	3,847
Olvi, Cl A (A)	1,700	40
Orion, Cl B (A)	201,364	3,825

		7,712

France — 0.7%
Boiron (A)	6,078	158
Bonduelle S.C.A. (A)	1,532	129
Canal Plus (A)	13,049	71
Sartorius Stedim Biotech (A)	1,980	146
Societe BIC (A)	41,348	4,283
Tessi (A)	1,012	92
Vilmorin & Cie (A)	5,040	536

		5,415

Germany — 0.6%
Carl Zeiss Meditec (A)	45,263	1,095
Constantin Medien *	14,561	28
Hornbach Holding (A)	434	32
KWS Saat (A)	235	61
Sto (A)	367	53
Suedzucker (A)	84,806	3,017

		4,286

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Guernsey — 0.1%
Amdocs	15,421	$458

		458

Hong Kong — 2.7%
CLP Holdings (A)	831,000	7,064
HKT Trust (A)	29,478	23
Link † (A)	1,566,500	6,422
Power Assets Holdings (A)	852,500	6,398
Skyfame Realty Holdings * (A)	1,312,000	90
Transport International Holdings (A)	14,000	27

		20,024

Ireland — 0.1%
James Hardie Industries (A)	93,058	768
Kerry Group, Cl A (A)	4,655	205

		973

Israel — 1.0%
Check Point Software Technologies *	72,896	3,615
El Al Israel Airlines * (A)	65,866	7
Formula Systems 1985 * (A)	3,851	62
Hot Telecommunication
System (A)	3,602	28
Orbotech *	7,977	61
Osem Investments (A)	15,360	211
Silicom *	10,545	146
Teva Pharmaceutical Industries (A)	86,781	3,423

		7,553

Italy — 0.2%
CSP International Fashion Group	1,207	1
Recordati (A)	81,516	583
Reply (A)	1,356	30
Snam Rete Gas (A)	231,617	1,041

		1,655

Japan — 17.0%
Ai Holdings (A)	15,700	85
Ajinomoto (A)	15,000	209
Ajis (A)	1,300	18
Alfresa Holdings (A)	12,200	649
Alpen (A)	7,500	147
Aoyama Trading (A)	6,400	132
Aozora Bank (A)	85,000	203
Artnature (A)	3,900	49
Asahi Group Holdings (A)	26,500	570
Asahi Net (A)	9,000	42
Autobacs Seven (A)	14,700	721
Avex Group Holdings (A)	18,100	268
Benefit One (A)	79	72
Benesse (A)	11,400	511
BML (A)	2,800	70
Can Do (A)	140	175
Central Japan Railway (A)	400	3,156
Chiyoda (A)	11,200	243
Coca-Cola Central Japan (A)	41,636	543
Coca-Cola West Holdings (A)	11,800	206
Cocokara fine (A)	2,800	93

Description	Shares	Market Value ($ Thousands)

Daihatsu Motor (A)	30,000	$526
Dainichi (A)	5,100	44
Daito Trust Construction (A)	49,700	4,720
DCM Holdings (A)	12,400	88
Doutor Nichires Holdings (A)	10,700	137
Dydo Drinco	10,500	458
Electric Power Development (A)	49,000	1,290
FamilyMart (A)	58,400	2,678
Fancl * (A)	54,200	678
Fuji Oil (A)	95,400	1,249
Geo (A)	81	90
Gree (A)	49,800	992
Hachijuni Bank (A)	77,000	401
Hakuhodo DY Holdings (A)	9,230	614
Haruyama Trading (A)	2,000	13
Hiday Hidaka (A)	3,720	61
Hino Motors (A)	70,000	508
HIS (A)	4,400	157
House Foods (A)	18,900	322
Idemitsu Kosan (A)	32,600	2,929
Infocom (A)	195	215
Ito En (A)	38,700	727
Itochu Techno-Solutions (A)	11,200	541
Itochu-Shokuhin (A)	3,900	146
Japan Retail Fund Investment, Cl A † (A)	943	1,499
Japan Tobacco (A)	82,400	2,446
J-Oil Mills (A)	56,000	169
Jupiter Telecommunications	197	201
Kaken Pharmaceutical (A)	22,000	309
Kamigumi (A)	178,000	1,419
Kao (A)	283,100	7,821
Kasumi (A)	16,300	112
Kato Sangyo (A)	4,100	83
KDDI (A)	222	1,434
Kewpie (A)	230,300	3,504
Kissei Pharmaceutical (A)	25,300	452
Kobayashi Pharmaceutical (A)	68,300	3,805
Kokuyo (A)	19,000	142
Komatsu Seiren (A)	5,000	23
Kose	55,100	1,307
KYORIN Holdings (A)	31,000	655
Lawson (A)	52,000	3,643
Lion	611,400	3,362
Mandom (A)	21,500	547
Marudai Food (A)	82,000	314
Maruzen Showa Unyu (A)	7,000	22
Matsuya Foods (A)	16,600	312
Maxvalu Tokai (A)	3,300	46
McDonald’s Holdings Japan (A)	182,800	5,155
Medipal Holdings (A)	34,600	491
Mikuni Coca-Cola Bottling (A)	19,700	171
Ministop (A)	14,100	245
Miraca Holdings (A)	94,800	3,943
Mitsubishi Shokuhin (A)	3,000	76
Mizuno (A)	8,000	43
Mochida Pharmaceutical (A)	6,000	69
Morinaga Milk Industry (A)	83,025	318
MOS Food Services (A)	4,000	78
Namco Bandai Holdings (A)	291,200	4,001

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

NEC Mobiling (A)	1,700	$67
Nexon * (A)	24,800	486
Nichii Gakkan (A)	15,500	144
Nichireki (A)	5,000	26
Nihon Shokuhin Kako (A)	2,000	9
Nippon Express (A)	14,000	58
Nippon Telegraph & Telephone (A)	65,600	3,065
Nitori Holdings (A)	11,150	1,056
Noevir Holdings (A)	4,800	57
NTT DoCoMo (A)	3,178	5,298
Ohsho Food Service (A)	3,400	83
Okumura (A)	11,000	40
Ono Pharmaceutical (A)	12,900	812
Oracle Japan (A)	43,200	1,863
Osaka Gas (A)	879,000	3,689
Otsuka Holdings (A)	165,900	5,102
Plenus (A)	10,200	196
Pola Orbis Holdings (A)	39,400	1,220
Resorttrust (A)	4,700	79
Rinnai (A)	8,500	587
Rock Field (A)	3,300	62
Rohto Pharmaceutical (A)	6,000	78
Saizeriya (A)	30,700	487
San-A, Cl A (A)	1,400	53
Santen Pharmaceutical (A)	37,400	1,540
Secom (A)	500	23
Sekisui Chemical (A)	274,000	2,550
Seven Bank (A)	810,900	2,086
Shimachu (A)	46,500	1,020
Shizuoka Gas (A)	46,500	311
Sugi Holdings (A)	44,200	1,453
Sumitomo Forestry (A)	9,200	83
Suzuken (A)	47,000	1,590
Toho Gas (A)	355,000	2,207
Toho Holdings (A)	10,100	205
Tokai (A)	2,800	65
TonenGeneral Sekiyu (A)	285,000	2,539
Torii Pharmaceutical (A)	3,200	70
Toyo Suisan Kaisha (A)	32,000	855
Tsuruha Holdings (A)	22,800	1,420
USS (A)	4,370	472
Valor (A)	3,800	63
West Japan Railway (A)	2,800	115
Yamato Holdings (A)	96,900	1,563
Yamazaki Baking (A)	401,000	5,261
Yellow Hat (A)	8,400	143

		126,214

Jersey — 0.2%
Shire (A)	43,183	1,244

Luxembourg — 0.2%
Altisource Portfolio Solutions *	6,546	480
Millicom International Cellular (A)	6,558	620

		1,100

Netherlands — 0.9%
Koninklijke Ahold (A)	198,832	2,470
Royal Dutch Shell, Cl A (A)	119,989	4,061

		6,531

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.6%
Auckland International Airport (A)	286,477	$564
Chorus * (A)	293,122	744
Port of Tauranga (A)	37,108	331
Restaurant Brands New Zealand (A)	21,157	35
Sky City Entertainment Group (A)	175,649	482
Sky Network Television (A)	12,841	50
Telecom Corp of New Zealand (A)	1,342,061	2,566

		4,772

Portugal — 0.2%
EDP - Energias de Portugal (A)	496,511	1,178
Portucel Empresa Produtora de Pasta e Papel (A)	122,445	299
Semapa-Sociedade de Investimento e Gestao (A)	25,343	159

		1,636

Singapore — 0.8%
Ascendas Real Estate Investment
Trust † (A)	824,000	1,406
ComfortDelGro (A)	279,000	342
MobileOne (A)	61,000	124
Singapore Telecommunications (A)	302,000	791
StarHub (A)	1,065,000	2,886
UOL Group (A)	72,000	282

		5,831

Spain — 1.1%
Ebro Foods (A)	165,051	2,849
Enagas (A)	34,530	632
Viscofan (A)	102,756	4,428

		7,909

Sweden — 1.0%
AarhusKarlshamn (A)	2,594	89
Acando (A)	48,859	98
Axfood (A)	95,020	3,029
Industrial & Financial Systems Cl B (A)	2,550	40
Loomis, Cl B (A)	5,690	70
Swedish Match (A)	108,092	4,366

		7,692

Switzerland — 1.7%
Allreal Holding	4,978	727
Basler Kantonalbank	949	110
Bell (A)	46	90
Emmi (A)	1,224	251
Intershop Holdings	392	135
Lindt & Spruengli (A)	8	295
Mobilezone Holding (A)	28,743	286
Nestle (A)	72,337	4,329
Orior (A)	660	33
Roche Holding (A)	261	45
Schindler Holding (A)	538	61
Siegfried Holding (A)	842	101
Swisscom (A)	14,975	6,050
Vetropack Holding (A)	17	30

		12,543

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

United Kingdom — 9.5%
Associated British Foods (A)	217,240	$4,378
AstraZeneca (A)	183,805	8,226
British American Tobacco (A)	27,298	1,390
British Sky Broadcasting Group (A)	71,418	780
Centrica (A)	1,732,437	8,675
Cranswick (A)	47,904	614
Devro (A)	143,658	683
Drax Group (A)	44,959	396
Gem Diamonds * (A)	23,450	72
GlaxoSmithKline (A)	33,924	772
Greggs (A)	230,091	1,820
Imperial Tobacco Group (A)	97,113	3,747
JD Sports Fashion (A)	2,922	33
LSL Property Services (A)	9,779	36
National Grid (A)	406,851	4,318
Pennon Group (A)	82,645	991
Reckitt Benckiser Group (A)	86,581	4,583
Royal Dutch Shell, Cl A (A)	94,318	3,183
Scottish & Southern Energy (A)	246,451	5,384
Synergy Health (A)	46,324	656
Tate & Lyle (A)	58,253	592
Telecom Plus (A)	7,780	104
Unilever (A)	146,354	4,921
United Utilities Group (A)	310,163	3,290
Vodafone Group (A)	1,863,819	5,246
WM Morrison Supermarkets (A)	1,283,872	5,365

		70,255

United States — 30.2%
Abbott Laboratories	81,527	5,256
Acorda Therapeutics *	7,128	168
Advance Auto Parts	37,718	2,573
Alaska Air Group *	18,300	657
Allegiant Travel, Cl A *	1,417	99
Altria Group	124,488	4,301
Ameren	33,236	1,115
American Electric Power	84,544	3,373
American States Water	32,523	1,287
AmerisourceBergen	69,447	2,733
Amgen	74,867	5,468
Andersons	6,076	259
Arctic Cat *	2,744	100
AT&T	123,542	4,406
Autozone *	20,266	7,441
Bemis	23,570	739
Bob Evans Farms	3,707	149
Booz Allen Hamilton Holding, Cl A	11,127	170
Bristol-Myers Squibb	104,827	3,769
C.R. Bard	14,673	1,577
California Water Service Group	8,266	153
Cal-Maine Foods	11,474	449
Campbell Soup	79,202	2,644
Cardinal Health	36,364	1,527
Carmike Cinemas *	5,793	85
Celgene *	5,113	328
CH Energy Group	11,319	743
Chemed	6,782	410

Description	Shares	Market Value ($ Thousands)

Chesapeake Utilities	25,527	$1,116
Church & Dwight	80,071	4,441
Churchill Downs	1,348	79
Citi Trends *	5,593	86
Cleco	12,208	511
Clorox	70,697	5,123
Colgate-Palmolive	39,997	4,164
CommonWealth †	19,902	380
ConAgra Foods	147,912	3,835
Consolidated Communications Holdings	5,219	77
Consolidated Edison	68,433	4,256
Coresite Realty †	4,222	109
CSG Systems International *	4,843	84
Delek US Holdings	6,746	119
Dollar Tree *	111,926	6,021
Dr Pepper Snapple Group	128,413	5,618
DTE Energy	63,538	3,770
Duke Energy	44,778	1,032
El Paso Electric	27,863	924
Eli Lilly	103,607	4,446
ePlus *	1,500	48
Family Dollar Stores	950	63
Forest Laboratories *	9,971	349
Fred’s, Cl A	5,671	87
Fresh Del Monte Produce	7,453	175
GameStop, Cl A	98,855	1,815
General Mills	28,270	1,089
Getty Realty †	4,770	91
Hatteras Financial †	136,665	3,909
Hawaiian Electric Industries	29,943	854
Hawaiian Holdings *	13,083	85
Heartland Payment Systems	8,942	269
Hershey	28,864	2,079
Home Loan Servicing Solutions	37,758	506
Hormel Foods	229,038	6,967
Hot Topic	7,237	70
ICU Medical *	4,370	233
Integrated Silicon Solution *	8,321	84
John B Sanfilippo & Son *	7,000	125
Johnson & Johnson	63,106	4,263
Kaiser Federal Financial Group	5,945	88
Kimberly-Clark	125,380	10,503
Kraft Foods, Cl A	96,166	3,714
Kroger	234,412	5,436
Kulicke & Soffa Industries *	22,006	196
Laclede Group	90,870	3,618
Lorillard	38,720	5,109
Magellan Health Services *	17,346	786
Mantech International, Cl A	7,069	166
MAXIMUS	6,662	345
Maxygen *	22,149	132
Medcath	43,046	322
Merck	79,699	3,327
MGE Energy	2,536	120
Minerals Technologies	2,691	171
Momenta Pharmaceuticals *	7,977	108
Mortgage Investment Trust †	32,351	695
National Beverage *	14,128	211
Neutral Tandem *	6,139	81

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

New Mountain Finance *	6,952	$99
Northwest Natural Gas	8,661	412
Obagi Medical Products *	9,124	139
Oil-Dri Corp of America	3,429	75
O’Reilly Automotive *	14,977	1,255
Oritani Financial	6,397	92
Orthofix International *	2,861	118
Papa John’s International *	40,689	1,936
PDL BioPharma	101,440	673
PepsiCo	47,241	3,338
PG&E	94,297	4,269
Philip Morris International	49,000	4,276
Photronics *	13,900	85
Piedmont Office Realty Trust, Cl A †	34,905	601
Pinnacle West Capital	40,948	2,119
Portland General Electric	153,483	4,092
Procter & Gamble	59,182	3,625
Public Service Enterprise Group	101,811	3,309
Reading International, Cl A *	16,183	87
Regal Entertainment Group, Cl A	33,561	462
Republic Airways Holdings *	14,203	79
Reynolds American	27,330	1,226
Rockville Financial	8,142	94
Ruth’s Chris Steak House *	12,637	83
Safeway	207,900	3,774
Saia *	4,458	97
Schiff Nutrition International *	15,935	286
Schweitzer-Mauduit International	2,199	150
Seneca Foods, Cl A *	19,621	528
Skechers U.S.A., Cl A *	13,695	279
Smith & Wesson Holding *	17,976	150
Southern	99,751	4,618
Southside Bancshares	5,793	130
Stepan	847	80
Susser Holdings *	22,144	823
Sypris Solutions	12,145	85
Tech Data *	30,928	1,490
Territorial Bancorp	7,233	165
TNS *	4,597	82
Tyson Foods, Cl A	191,532	3,607
Unitil	2,986	79
Universal	62,389	2,891
US Cellular *	7,190	278
Vector Group	10,121	172
Vectren	40,275	1,189
Verizon Communications	104,351	4,637
Wal-Mart Stores	64,011	4,463
Wausau Paper	8,840	86
WD-40	1,897	94
Weis Markets	31,898	1,420
Xcel Energy	149,428	4,245

		224,901

Total Common Stock (Cost $619,601) ($ Thousands)		680,693

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 7.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	55,153,316	$55,153

Total Cash Equivalent (Cost $55,153) ($ Thousands)		55,153

U.S. TREASURY OBLIGATIONS (B) (C) — 0.5%
U.S. Treasury Bills
0.074%, 09/20/12	$1,280	1,280
0.072%, 09/06/12	2,072	2,072
0.040%, 08/23/12	204	204

Total U.S. Treasury Obligations (Cost $3,556) ($ Thousands)		3,556

	Number of Rights

RIGHTS — 0.0%
Echo Entertainment Expires 07/11/12 *	59,982	60

Total Rights (Cost $—) ($Thousands)		60

Total Investments — 99.4% (Cost $678,310) ($ Thousands) ‡		$739,462

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	316	Sep-2012	$473
FTSE 100 Index	92	Sep-2012	149
Hang Seng Index	10	Jul-2012	33
S&P 500 Index EMINI	498	Sep-2012	1,070
SPI 200 Index	36	Sep-2012	35
Topix Index	63	Sep-2012	411

			$2,171

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2012

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, are as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/12	AUD	55,429	USD	55,406	$(1,249)
7/30/12	CAD	94,314	USD	91,671	(809)
7/30/12	CHF	12,994	USD	13,498	(245)
7/30/12	DKK	117,515	USD	19,726	(352)
7/30/12	EUR	41,090	USD	51,264	(886)
7/30/12	GBP	50,624	USD	78,938	(446)
7/30/12	HKD	165,826	USD	21,373	(7)
7/30/12	JPY	11,118,569	USD	139,938	500
7/30/12	NZD	6,797	USD	5,351	(100)
7/30/12	SEK	62,450	USD	8,805	(236)
7/30/12	SGD	7,979	USD	6,233	(67)
7/30/12	USD	1,502	AUD	1,477	8
7/30/12	USD	1,702	CAD	1,738	3
7/30/12	USD	283	CHF	268	1
7/30/12	USD	434	DKK	2,549	2
7/30/12	USD	1,139	EUR	900	4
7/30/12	USD	1,331	GBP	849	1
7/30/12	USD	1,144	JPY	90,854	(5)
7/30/12	USD	137	NZD	172	1

					$(3,882)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(504,186)	500,304	$(3,882)

Percentages are based on Net Assets of $743,722 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $362,817 ($ Thousands) and represented 48.78% of Net Assets.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $678,310 ($ Thousands), and the unrealized appreciation and depreciation were $75,432 ($ Thousands) and ($14,280) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$680,693	$—	$—	$680,693
Cash Equivalent	55,153	—	—	55,153
U.S. Treasury Obligations	—	3,556	—	3,556
Right	60	—	—	60

Total Investments in Securities	$735,906	$3,556	$—	$739,462

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$2,171	$—	$—	$2,171
Forwards Contracts *	—	3,882	—	3,882

Total Other Financial Instruments	$2,171	$3,882	$—	$6,053

*	Futures and forwards contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 6.7%
Aaron’s	20,500	$580
Advance Auto Parts	16,400	1,119
Best Buy	32,800	687
Big Lots *	16,600	677
Choice Hotels International	27,600	1,102
Cinemark Holdings	22,200	507
Cogeco Cable	10,500	477
DIRECTV, Cl A *	62,400	3,046
Discovery Communications, Cl A *	13,000	702
DISH Network, Cl A	19,100	545
Dollar Tree *	7,080	381
GameStop, Cl A	30,700	564
Gap	35,400	969
H&R Block	99,300	1,587
Hasbro	22,000	745
Kohl’s	31,600	1,437
McDonald’s	29,013	2,569
Panera Bread, Cl A *	7,000	976
priceline.com *	1,498	995
Regal Entertainment Group, Cl A	24,600	339
Scripps Networks Interactive, Cl A	15,100	859
Shaw Communications, Cl B	55,500	1,050
Target	41,000	2,386
Time Warner Cable, Cl A	18,400	1,511
Washington Post, Cl B	2,700	1,009

		26,819

Consumer Staples — 23.5%
Altria Group	99,455	3,436
Archer-Daniels-Midland	38,400	1,133
Brown-Forman, Cl B	28,552	2,765
Campbell Soup	34,308	1,145
Church & Dwight	79,799	4,427
Clorox	14,641	1,061
Coca-Cola	31,250	2,443
Coca-Cola Enterprises	49,400	1,385
Colgate-Palmolive	32,072	3,339
ConAgra Foods	58,000	1,504
Costco Wholesale	38,401	3,648
CVS Caremark	46,000	2,150
Dr Pepper Snapple Group	24,500	1,072
Flowers Foods	29,200	678
Fresh Del Monte Produce	27,300	641
General Mills	74,562	2,874
Harris Teeter Supermarkets	15,800	648
Hershey	35,535	2,560
HJ Heinz	25,257	1,373
Hormel Foods	161,298	4,907
JM Smucker	23,738	1,793
Kellogg	31,847	1,571
Kimberly-Clark	76,439	6,403
Kroger	83,964	1,947
Lorillard	43,693	5,765
McCormick	50,020	3,034
Metro, Cl A	26,900	1,375
Molson Coors Brewing, Cl B	35,200	1,465
Monster Beverage *	12,800	911
Nash Finch	11,300	243

Description	Shares	Market Value ($ Thousands)

PepsiCo	28,696	$2,028
Philip Morris International	38,511	3,360
Procter & Gamble	41,097	2,517
Ralcorp Holdings *	10,200	681
Reynolds American	115,866	5,199
Safeway	72,200	1,310
TreeHouse Foods *	17,700	1,102
Tyson Foods, Cl A	52,000	979
Universal	12,100	561
Walgreen	60,600	1,793
Wal-Mart Stores	101,484	7,075

		94,301

Energy — 3.0%
Chevron	37,600	3,967
ConocoPhillips	24,300	1,358
Diamond Offshore Drilling	8,600	508
Exxon Mobil	49,300	4,219
Imperial Oil	23,300	972
Phillips 66 *	12,150	404
Sunoco	13,400	636

		12,064

Financials — 10.8%
Allied World Assurance Holdings	12,500	993
American Campus
Communities†	23,500	1,057
Arch Capital Group *	49,676	1,972
Brown & Brown	29,300	799
Capitol Federal Financial	268,352	3,188
Chubb	29,100	2,119
Commerce Bancshares	27,600	1,046
Cullen/Frost Bankers	34,636	1,991
Endurance Specialty Holdings	11,000	421
Equity Lifestyle Properties †	14,200	979
Erie Indemnity, Cl A	6,700	480
Everest Re Group	16,308	1,688
First Citizens BancShares, Cl A	2,500	416
Genworth MI Canada	23,900	432
Government Properties Income Trust †	33,500	758
Hanover Insurance Group	13,000	509
HCC Insurance Holdings	7,500	235
Health Care †	15,200	886
Maiden Holdings †	62,300	541
MFA Financial †	74,300	586
NASDAQ OMX Group	12,500	284
National Bank of Canada	14,300	1,021
PartnerRe	37,200	2,815
People’s United Financial	145,893	1,694
Piedmont Office Realty Trust, Cl A †	62,300	1,072
Prosperity Bancshares	13,700	576
Realty Income †	26,400	1,103
RenaissanceRe Holdings	39,149	2,976
Senior Housing Properties Trust †	13,600	304
Signature Bank NY *	16,300	994
Tanger Factory Outlet Centers †	32,200	1,032
TFS Financial *	179,230	1,712
Tompkins Financial, Cl US	12,200	460
Tower Group	16,700	348
Travelers	30,800	1,966
Two Harbors Investment †	71,700	743
Validus Holdings	53,200	1,704

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Washington Real Estate Investment Trust †	16,500	$469
White Mountains Insurance Group	1,370	715

		43,084

Health Care — 16.6%
Abbott Laboratories	76,606	4,939
Aetna	36,100	1,400
Alexion Pharmaceuticals *	40,758	4,047
AmerisourceBergen	73,637	2,898
Amgen	43,900	3,207
AstraZeneca	39,700	1,776
Baxter International	28,000	1,488
Becton Dickinson	14,600	1,092
Cardinal Health	30,400	1,277
Celgene *	9,900	635
Cooper	4,000	319
Coventry Health Care	16,700	531
Edwards Lifesciences *	3,300	341
Eli Lilly	111,762	4,796
Endo Pharmaceuticals Holdings *	46,500	1,440
Gilead Sciences *	24,600	1,262
Greatbatch *	21,800	495
Health Net *	23,200	563
Humana	11,900	921
Johnson & Johnson	79,143	5,347
LifePoint Hospitals *	21,500	881
Lincare Holdings	26,900	915
Magellan Health Services *	13,600	616
McKesson	24,900	2,334
Medtronic	29,000	1,123
Merck	99,900	4,171
Owens & Minor	12,500	383
Par Pharmaceutical *	17,700	640
Patterson	29,800	1,027
PDL BioPharma	96,900	642
Perrigo	9,270	1,093
Pfizer	133,700	3,075
Quest Diagnostics	13,300	797
Techne	36,032	2,674
United Therapeutics *	52,700	2,602
UnitedHealth Group	32,600	1,907
WellPoint	21,900	1,397
Zimmer Holdings	22,700	1,461

		66,512

Industrials — 6.0%
Alliant Techsystems	8,700	440
C.H. Robinson Worldwide	17,700	1,036
Clarcor	4,700	226
Clean Harbors *	3,700	209
Copa Holdings, Cl A	23,592	1,946
Covanta Holding	17,500	300
CSX	28,600	640
FTI Consulting *	19,800	569
General Dynamics	22,900	1,511
L-3 Communications Holdings	37,000	2,738
Landstar System	19,900	1,029
Lockheed Martin	25,000	2,177
Northrop Grumman	23,200	1,480
Progressive Waste Solutions	36,000	681
Raytheon	47,100	2,665

Description	Shares	Market Value ($ Thousands)

Rollins	47,500	$1,063
Stericycle *	28,724	2,633
Unifirst	7,600	485
Verisk Analytics, Cl A *	21,300	1,049
Watsco	14,200	1,048

		23,925

Information Technology — 9.2%
Activision Blizzard	157,900	1,893
Amdocs	65,100	1,935
Automatic Data Processing	38,461	2,141
BMC Software *	20,200	862
CACI International, Cl A *	11,100	611
CGI Group, Cl A *	27,800	667
Cisco Systems	53,200	914
Computer Sciences	16,400	407
Dell *	94,500	1,183
Diebold	7,300	270
Flir Systems	47,200	920
Google, Cl A *	3,955	2,294
Harris	45,400	1,900
Hewlett-Packard	38,100	766
IAC	72,920	3,325
Ingram Micro, Cl A *	60,300	1,054
Intel	100,500	2,678
International Business Machines	23,118	4,521
Jack Henry & Associates	7,100	245
Maxim Integrated Products	20,900	536
Microchip Technology	20,999	695
Microsoft	89,200	2,729
SAIC	173,600	2,104
Tech Data *	16,700	804
Total System Services	43,300	1,036
VeriSign *	2,982	130
Zebra Technologies, Cl A *	7,200	247

		36,867

Materials — 2.5%
Aptargroup	18,100	924
Ball	26,000	1,067
Barrick Gold	39,300	1,478
Bemis	24,900	780
Compass Minerals International	14,900	1,137
Greif, Cl A	10,500	431
Newmont Mining	26,150	1,268
Packaging Corp of America	19,500	551
Royal Gold	13,019	1,021
Silgan Holdings	23,500	1,003
Sonoco Products	14,500	437

		10,097

Telecommunication Services — 3.3%
AT&T	119,500	4,261
BCE	28,100	1,157
CenturyTel	19,510	771
Iridium Communications *	94,500	847
NTT DoCoMo ADR	59,000	982
Rogers Communications, Cl B	37,500	1,358
SBA Communications, Cl A *	6,200	354
SK Telecom	104,400	1,263
Verizon Communications	24,100	1,071
Vodafone Group ADR	45,100	1,271

		13,335

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 13.7%
AGL Resources	30,364	$1,176
Alliant Energy	39,900	1,818
Ameren	31,000	1,040
American Electric Power	53,500	2,135
American Water Works	28,800	987
Atmos Energy	66,400	2,329
Avista	22,800	609
Cia de Saneamento Basico do Estado de Sao Paulo	12,900	979
CMS Energy	55,100	1,295
Consolidated Edison	53,063	3,300
Dominion Resources	14,834	801
DTE Energy	30,800	1,827
Duke Energy	49,900	1,151
Edison International	22,900	1,058
El Paso Electric	27,700	918
Entergy	21,000	1,426
Exelon	25,900	974
Great Plains Energy	61,300	1,312
Hawaiian Electric Industries	50,912	1,452
Idacorp	17,400	732
ITC Holdings	12,154	838
Northeast Utilities	74,883	2,906
OGE Energy	34,759	1,800
Pepco Holdings	27,100	530
PG&E	66,600	3,015
Piedmont Natural Gas	18,000	579
Pinnacle West Capital	21,100	1,092
Portland General Electric	49,500	1,320
Progress Energy	9,417	567
Public Service Enterprise Group	43,100	1,401
SCANA	30,721	1,470
Sempra Energy	11,800	813
Southern	67,677	3,133
TECO Energy	20,000	361
UGI	32,000	942
Vectren	62,180	1,835
WGL Holdings	21,500	855
Wisconsin Energy	104,699	4,143

		54,919

Total Common Stock (Cost $321,608) ($ Thousands)		381,923

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	17,143,639	17,144

Total Cash Equivalent (Cost $17,144) ($ Thousands)		17,144

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.064%, 07/26/12	$17	17
0.065%, 11/15/12	11	11
0.042%, 08/23/12	51	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.050%, 09/20/12	$541	$541
0.089%, 09/06/12	500	500

Total U.S. Treasury Obligations (Cost $1,120) ($ Thousands)		1,120

Total Investments — 99.9% (Cost $339,872) ($ Thousands)‡		$400,187

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	222	Sep-2012	$471

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $400,772 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
Cl	— Class
S&P—	Standard and Poor’s

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $339,872 ($ Thousands), and the unrealized appreciation and depreciation were $67,824 ($ Thousands) and ($7,509) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$381,923	$—	$—	$381,923
Cash Equivalent	17,144	—	—	17,144
U.S. Treasury Obligations	—	1,120	—	1,120

Total Investments in Securities	$399,067	$1,120	$—	$400,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$471	$—	$—	$471

Total Other Financial Instruments	$471	$—	$—	$471

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK‡ — 97.1%

Consumer Discretionary — 1.3%
Orient-Express Hotels, Cl A *	87,670	$734
Starwood Hotels & Resorts
Worldwide	34,150	1,811

		2,545

Financials — 95.8%
Acadia Realty Trust †	14,040	325
Alexandria Real Estate
Equities † (A)	23,170	1,685
American Campus
Communities † (A)	17,130	771
Apartment Investment &
Management, Cl A †	181,884	4,916
AvalonBay Communities † (A)	53,521	7,572
BioMed Realty Trust † (A)	105,050	1,962
Boston Properties † (A)	68,750	7,450
Brandywine Realty Trust† (A)	21,950	271
BRE Properties, Cl A †	15,990	800
Camden Property Trust †	20,500	1,387
Colonial Properties Trust † (A)	166,480	3,686
CommonWealth †	65,580	1,254
Corporate Office Properties Trust	91,500	2,151
DDR † (A)	119,730	1,753
DiamondRock Hospitality †	24,930	254
Digital Realty Trust † (A)	34,030	2,555
Duke Realty † (A)	67,490	988
Equity One †	14,010	297
Equity Residential † (A)	207,390	12,933
Essex Property Trust † (A)	12,630	1,944
Excel Trust †	11,510	138
Extra Space Storage †	73,950	2,263
Federal Realty Investment
Trust †	13,777	1,434
General Growth Properties †	286,289	5,179
HCP † (A)	223,460	9,866
Health Care †	142,510	8,308
Home Properties †	15,630	959
Host Hotels & Resorts † (A)	394,794	6,246
Hudson Pacific Properties †	22,100	385
Kimco Realty † (A)	98,480	1,874
LaSalle Hotel Properties † (A)	15,630	455
Liberty Property Trust † (A)	24,890	917
Macerich † (A)	92,859	5,483
Mack-Cali Realty † (A)	168,410	4,896
National Retail Properties † (A)	39,970	1,131
Pebblebrook Hotel Trust †	14,210	331
ProLogis † (A)	325,036	10,801
Public Storage †	86,181	12,445
Regency Centers † (A)	80,330	3,821
RLJ Lodging Trust †	58,680	1,064
Senior Housing Properties Trust †	13,680	305
Simon Property Group †	113,568	17,678
SL Green Realty † (A)	82,470	6,617
Sunstone Hotel Investors *	24,440	269
Tanger Factory Outlet Centers †	43,810	1,404
Taubman Centers †	7,420	573
UDR †	213,950	5,529
Ventas †	164,560	10,387
Verde Realty PIPE *(B)(C)	21,400	341

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust † (A)	79,930	$6,713

		182,766

Total Common Stock (Cost $124,571) ($ Thousands)		185,311

AFFILIATED PARTNERSHIP — 28.0%
SEI Liquidity Fund, L.P. 0.150%**††(D)	54,990,568	53,447

Total Affiliated Partnership (Cost $54,990) ($ Thousands)		53,447

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	6,446,185	6,446

Total Cash Equivalent (Cost $6,446) ($ Thousands)		6,446

Total Investments — 128.5% (Cost $186,007) ($ Thousands)‡‡		$245,204

Percentages are based on Net Assets of $190,814 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $55,380 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2012 was $341($ Thousands) and represented 0.18% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $341 ($ Thousands) and represented 0.18% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $53,447 ($Thousands).

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $186,007 ($ Thousands), and the unrealized appreciation and depreciation were $61,745 ($ Thousands) and ($2,548) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2012

A summary of restricted securities held by the Fund as of June 30, 2012, is as follows:

	Numberof Shares/	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$341	0.18%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$184,970	$—	$341	$185,311
Affiliated Partnership	—	53,447	—	53,447
Cash Equivalent	6,446	—	—	6,446

Total Investments in Securities	$191,416	$53,447	$341	$245,204

Investments in Securities
Beginning balance as of October 1, 2011	$361
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$341

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(20)

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 28.3%
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/18	$450	$447
Affinion Group Holdings
5.000%, 10/08/16	490	446
Allison Transmission
3.750%, 08/07/14	828	817
Altantic Broadband Finance, LLC, Term B Loan
5.250%, 03/20/19	600	600
American Rock Salt, Term B Loan
5.500%, 04/19/17	496	471
AMWINS Group, Term Loan
5.750%, 05/23/19	250	248
Aramark LOC
3.400%, 01/26/14	32	32
Aramark, Term Loan
3.711%, 01/26/14	280	277
3.495%, 01/26/14	120	119
Arch Coal, 1st Lien Term Loan
5.750%, 05/16/18	250	245
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	613	609
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	600	611
August Lux UK Holding, Term Loan
6.250%, 04/27/18	198	197
August US Holding, Term Loan
6.250%, 04/27/18	152	152
Avaya, Term Loan B-1
3.217%, 10/26/14	164	154
Avaya, Term Loan B-3
4.967%, 10/26/17	329	291
Calpine
4.500%, 04/01/18	198	196
Cannery Casino
4.495%, 05/17/13	107	105
Cannery Casino, 1st Lien Term Loan
4.495%, 05/17/13	130	127
CDW
3.741%, 10/12/14	196	195
Cedar Fair
4.000%, 12/15/16	419	417
Cengage Learning Holding
2.490%, 06/28/14	627	580
Ceridian
3.239%, 11/08/14	491	475
Charter Communications, Term C Loan
3.720%, 09/06/16	469	465
Chesapeake Energy
8.500%, 12/02/17	320	317
CITCO Group Limited, 1st Lien
5.500%, 05/24/18	645	635
Claire’s Stores
3.216%, 05/27/14	69	66
2.995%, 05/27/14	161	153
CommScope
4.250%, 01/14/18	297	295
Community Health Systems
3.967%, 01/25/17	653	642
3.961%, 01/25/17	17	17
ConvaTec
5.750%, 12/30/16	679	678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cristal Inorganic Chemicals
6.211%, 11/15/14	$500	$497
DAE Aviation, Tranche B-1
5.470%, 07/31/14	292	288
DAE Aviation, Tranche B-2
5.470%, 09/27/14	279	275
Del Monte Foods
4.500%, 03/08/18	384	378
Dex Media West
7.250%, 10/24/14	448	273
4.720%, 10/24/14	195	118
Dunkin’ Brands
4.000%, 11/23/17	489	482
Eagle Parent
5.000%, 05/16/18	399	393
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	384	379
EMI Music Publishing
0.000%, 03/05/18 (F)	500	502
Energy Transfer Partners L.P., Term Loan
3.750%, 03/23/17	250	245
First Data, Initial Tranche B-1
2.995%, 09/24/14	469	451
First Data, Term Loan
4.245%, 03/24/18	424	388
First Data, Term Loan B-3
2.995%, 09/24/14	45	43
Firth Rixson, Facility B
4.970%, 12/18/15	250	237
Firth Rixson, Facility C
5.470%, 12/20/16	250	238
Freescale Semiconductor
4.489%, 12/01/16	691	653
Gibson Energy
5.750%, 06/14/18	496	495
Global Cash Access
7.000%, 02/01/16	257	257
Harbor Freights Tools USA, Term Loan
5.500%, 11/14/17	250	249
Harron Communications, L.P., Term B Loan
5.500%, 10/05/17	418	417
Hub International, Extended Term Loan
4.970%, 06/14/17	703	696
IASIS Healthcare
5.000%, 05/03/18	323	316
IMS Health
4.500%, 08/31/17	590	586
Ineos Holdings Limited
6.500%, 04/27/18	400	391
Integra Telecom, Term B Loan
9.250%, 04/07/15	668	643
Intelsat
5.250%, 04/03/18	301	301
Intelsat Bermuda
3.241%, 02/01/14	500	487
Inventiv Health, Term B Loan
6.500%, 08/04/16	632	589
J. Crew Group
4.750%, 01/26/18	594	586
JHT Holding, 2nd Lien Term Loan
12.500%, 12/21/12 (C) (D)	47	16

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Knology, Term Loan B-1
4.000%, 08/08/17	$489	$488
Lamar Media
4.000%, 10/01/16	249	249
Language Line, Term B Loan
6.250%, 06/20/16	469	462
Lawson Software, Term B Loan
6.250%, 04/05/18	650	652
Live Nation Term B Loan
4.500%, 10/20/16	245	243
Medimedia USA, Term Loan B
6.250%, 08/15/14	144	127
Meg Energy, Initial Term Loan
4.000%, 03/18/18	647	642
Neiman Marcus Group
4.750%, 05/10/18	327	323
Nelson Edu Term Loan B-1L
2.961%, 07/05/14	489	419
Nexstar Broadcasting, Term B Loan
5.000%, 09/30/16	297	295
NRG Energy, Term B Loan
4.000%, 07/01/18	499	494
NXP BV/Commitment, Term Loan
4.500%, 03/07/17	396	388
Quintiles Transnational, Term Loan B
5.000%, 05/26/18	439	433
Raycom TV Broadcasting, Term Loan B
4.500%, 05/31/17	399	388
Realogy, Extended Synthetic Commitment
4.491%, 10/10/16	734	692
0.389%, 10/10/16	87	82
Remax International, Term B Loan
5.500%, 03/11/16	442	439
Roundy’s Supermarkets, Term Loan B
5.750%, 02/13/19	1	1
5.500%, 02/10/19	499	499
Sealed Air
4.750%, 10/03/18	229	230
Sealed Air, Term B Loan
4.750%, 10/03/18	263	264
Sedgwick Claims Management
5.000%, 12/31/16	119	118
Sensata Technologies, Term Loan
4.000%, 05/10/18	496	492
Sheridan Healthcare, Term Loan
6.000%, 06/29/18	500	499
Star West Generation LLC, Term B Loan
6.000%, 05/17/18	445	429
Telesat Canada, Term Loan B
4.250%, 03/26/19	400	395
Terex, Term Loan
5.500%, 07/28/17	249	249
Texas Competitive Electric Holdings, Extending Term Loan
4.741%, 10/10/17	647	386
Trans Union
4.750%, 02/26/18	396	396
Transdigm
4.000%, 02/14/17	494	493
Tronox, 1st Lien Term Loan (Delayed)
4.250%, 02/08/18	107	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tronox, Term Loan B
4.250%, 02/03/18	$393	$385
TWCC Holding, Term Loan
4.250%, 02/11/17	488	487
U.S. Telepacific, Term Loan
5.750%, 02/23/17	496	456
United Surgical Partners, Term Loan
6.000%, 04/30/17	395	387
Univision Communications, Term B Loan
4.495%, 03/31/17	693	655
Valeant Pharmaceuticals International, Term B Loan
3.750%, 02/13/19	112	111
Vanguard Health
5.000%, 01/15/16	689	685
Verint Systems, Term B Loan
4.500%, 10/06/17	402	398
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10 (E)	2,000	—
Walter Energy, Term B Loan
4.000%, 04/02/18	476	466
Warner Chilcott, Term Loan B1
4.250%, 03/14/18	78	78
Warner Chilcott, Term Loan B2
4.250%, 03/14/18	39	39
Warner Chilcott, Term Loan B3
4.250%, 03/15/18	54	53
Waste Industries, Term Loan B
4.750%, 03/16/17	492	489
WCA Waste Systems, Term B Loan
5.500%, 03/23/18	1	1
WCA Waste, Term Loan
5.500%, 03/23/18	249	249
Weight Watchers International, Term F Loan
4.000%, 03/12/19	500	488
WideOpenWest Finance, 1st Lien
4.750%, 06/30/14	1	1
2.740%, 06/30/14	430	427
WidOpenWest Finance
8.750%, 06/30/14	1	1
6.741%, 06/30/14	298	296
Yankee Candle
5.250%, 04/02/19	500	498
Zayo Bandwith LLC, Term Loan
0.000%, 03/18/19 (F)	185	186

Total Loan Participations (Cost $43,728) ($ Thousands)		41,156

CORPORATE OBLIGATIONS — 22.4%

Consumer Discretionary — 1.9%
Daimler Finance North America
2.300%, 01/09/15 (A)	500	510
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	500	505
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,085

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds Group
6.875%, 02/15/21 (A)	$185	$193
UR Financing Escrow
5.750%, 07/15/18 (A)	50	52
Volkswagen International Finance
1.078%, 04/01/14 (A) (B)	475	474

		2,819

Consumer Staples — 2.3%
Anheuser-Busch InBev Worldwide
1.016%, 01/27/14 (B)	500	504
BAT International Finance
1.400%, 06/05/15 (A)	500	500
Coca-Cola Enterprises
0.767%, 02/18/14 (B)	600	601
Kraft Foods Group
1.625%, 06/04/15 (A)	500	505
PepsiCo
0.800%, 08/25/14	385	386
0.546%, 05/10/13 (B)	325	326
SABMiller Holdings
1.850%, 01/15/15 (A)	500	507

		3,329

Energy — 0.4%
Energy Transfer Equity
7.500%, 10/15/20	500	549

Financials — 12.5%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	500	520
American Express Credit MTN
1.568%, 06/12/15 (B)	616	622
American Honda Finance
1.850%, 09/19/14 (A)	500	506
Bank of America MTN
1.886%, 01/30/14 (B)	300	297
Bank of Montreal MTN
0.936%, 04/29/14 (B)	650	652
Bank of Nova Scotia
1.850%, 01/12/15	375	381
BB&T
1.166%, 04/28/14 (B)	600	603
Caterpillar Financial Services MTN
1.375%, 05/20/14	140	142
1.100%, 05/29/15	500	503
Citigroup
1.017%, 08/25/36 (B)	1,500	995
Danske Bank MTN
1.517%, 04/14/14 (A) (B)	650	636
General Electric Capital MTN
1.336%, 05/09/16 (B)	600	590
Goldman Sachs Group
1.466%, 02/07/14 (B)	850	840
HSBC USA
2.375%, 02/13/15	295	298
ILFC E-Capital Trust I
4.280%, 12/21/65 (A) (B)	500	337
ING Bank
1.868%, 06/09/14 (A) (B)	400	395
John Deere Capital
0.950%, 06/29/15	350	350
JPMorgan Chase Capital XXI, Ser U
1.416%, 02/02/37 (B)	1,300	874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MassMutual Global Funding II
0.856%, 01/14/14 (A) (B)	$526	$526
Mellon Funding
0.617%, 05/15/14 (B)	400	399
Merrill Lynch
1.228%, 09/15/36 (B)	700	499
Metropolitan Life Global Funding I
2.000%, 01/09/15 (A)	275	279
1.700%, 06/29/15 (A)	500	501
Monumental Global Funding III
0.667%, 01/15/14 (A) (B)	500	492
Morgan Stanley
2.066%, 01/24/14 (B)	500	486
1.446%, 04/29/13 (B)	400	394
NCUA Guaranteed Notes
0.261%, 06/12/13 (B)	295	295
New York Life Global Funding
1.300%, 01/12/15 (A)	500	501
Royal Bank of Canada MTN
0.766%, 04/17/14 (B)	600	602
Societe Generale MTN
1.519%, 04/11/14 (A) (B)	600	581
Standard Chartered
1.417%, 05/12/14 (A) (B)	600	599
State Street
0.818%, 03/07/14 (B)	421	423
State Street Capital Trust IV
1.468%, 06/15/37 (B)	375	271
Toronto-Dominion Bank
0.767%, 07/14/14 (B)	310	311
Unitrin
6.000%, 05/15/17	670	710
Wells Fargo
1.500%, 07/01/15	750	750

		18,160

Health Care — 0.8%
Alere
9.000%, 05/15/16	200	204
American Renal Holdings
8.375%, 05/15/18	250	264
Sanofi
0.771%, 03/28/14 (B)	750	753

		1,221

Industrials — 0.9%
Ceridian
8.875%, 07/15/19 (A)	150	155
Continental Airlines, Ser 061G
0.817%, 06/02/13 (B)	569	552
Danaher
1.300%, 06/23/14	400	404
United Technologies
1.200%, 06/01/15	215	218

		1,329

Information Technology — 1.6%
Hewlett-Packard
0.867%, 05/30/14 (B)	600	595
Texas Instruments
0.647%, 05/15/13 (B)	600	602
Western Union
1.048%, 03/07/13 (B)	485	487
Xerox
1.286%, 05/16/14 (B)	595	594

		2,278

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.1%
E.I. Du Pont de Nemours
0.888%, 03/25/14 (B)	$705	$711
Packaging Dynamics
8.750%, 02/01/16 (A)	500	525
Vertellus Specialties
9.375%, 10/01/15 (A)	500	411

		1,647

Telecommunication Services — 0.7%
Telesat Canada
6.000%, 05/15/17 (A)	400	407
Verizon Communications
1.250%, 11/03/14	550	557

		964

Utilities — 0.2%
DTE Energy
1.167%, 06/03/13 (B)	255	255

Total Corporate Obligations (Cost $33,831) ($ Thousands)		32,551

ASSET-BACKED SECURITIES — 25.0%

Automotive — 14.0%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (A)	68	68
Ally Auto Receivables Trust, Ser 2009- A, Cl A4
3.000%, 10/15/15 (A)	495	500
Ally Auto Receivables Trust, Ser 2009- B, Cl A4
3.050%, 12/15/14 (A)	625	639
Ally Auto Receivables Trust, Ser 2011- 1, Cl A2
0.810%, 10/15/13	39	39
Ally Auto Receivables Trust, Ser 2011- 5, Cl A2
0.800%, 06/16/14	441	442
Ally Auto Receivables Trust, Ser 2012- 1, Cl A2
0.710%, 09/15/14	430	431
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	576	580
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	90	90
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	275	277
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	197	197
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	91	91
Avis Budget Rental Car Funding AESOP, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	400	406
Avis Budget Rental Car Funding AESOP, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	415	424

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2009- 1A, Cl A4
3.520%, 06/15/16 (A)	$375	$379
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (A)	280	283
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	104	104
Bank of America Auto Trust, Ser 2012- 1, Cl A3
0.780%, 06/15/16	201	201
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	177	177
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	276	277
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	415	416
CarMax Auto Owner Trust, Ser 2009-1, Cl A4
5.810%, 12/16/13	425	430
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	395	402
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	316
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	359	359
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	210	211
Chesapeake Funding, Ser 2012-1A, Cl A
0.989%, 11/07/23 (A) (B)	240	240
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	510	511
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	198	198
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	600	601
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	250	251
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A2
0.620%, 09/15/14	212	213
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	245	246
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	661	662
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	202	202

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	$485	$494
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	454
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	53	53
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	270	271
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	145	145
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	127	127
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	250	251
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	206	206
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2012-A, Cl A3
0.920%, 08/17/15 (A)	495	495
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	55	55
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	76	76
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	193	193
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	415	416
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (A)	381	381
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	195	196
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	550	550
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	550	552
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	295	296
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/14	600	601
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	181	181
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	6	6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	$515	$516
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	224	224
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	385	387
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	401	402
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	437	438
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/15	265	265
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	435	441
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	135	135
Wachovia Auto Owner Trust, Ser 2008- A, Cl A4B
1.394%, 03/20/14 (B)	200	200
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	103	103
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	294	294
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	81	81

		20,348

Credit Cards — 2.7%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	466	469
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/17	495	495
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.860%, 11/07/14 (B)	1,100	1,101
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	680	683
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.452%, 11/16/15 (B)	300	300
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/17	220	220
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/17	201	201

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	$475	$475

		3,944

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.535%, 03/25/35 (B)	35	33
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	285	134

		167

Other Asset-Backed Securities — 8.2%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.992%, 01/15/15 (A) (B)	650	655
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	750	760
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	540	545
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	600	604
Babson CLO, Ser 2007-1A, Cl A1
0.691%, 01/18/21 (A) (B)	1,060	1,000
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	169	171
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	8	8
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	500	501
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	220	220
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.792%, 09/15/14 (B)	600	602
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.892%, 12/15/14 (A) (B)	550	554
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.492%, 12/15/14 (A) (B)	485	489
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/15	240	242
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (B)	720	722
GE Business Loan Trust, Ser 2003-2A, Cl B
1.242%, 11/15/31 (A) (B)	58	49
GE Business Loan Trust, Ser 2004-2A, Cl A
0.462%, 12/15/32 (A) (B)	87	78
GE Business Loan Trust, Ser 2004-2A, Cl B
0.722%, 12/15/32 (A) (B)	65	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.790%, 10/20/14 (A) (B)	$700	$703
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.814%, 02/20/17 (B)	640	642
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	227	227
GE Equipment Small Ticket, Ser 2012- 1A, Cl A2
0.850%, 11/21/14 (A)	330	328
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/19	250	251
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	126	126
Katonah, Ser 2005-7A, Cl B
0.887%, 11/15/17 (A) (B)	700	552
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (A)	37	38
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (A)	290	286
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.566%, 10/25/16 (B)	272	274
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.765%, 03/25/26 (B)	518	518
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.092%, 12/16/24 (A) (B)	296	295
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.420%, 11/26/21 (A) (B)	331	315

		11,808

Total Asset-Backed Securities (Cost $36,732) ($ Thousands)		36,267

MORTGAGE-BACKED SECURITIES — 24.7%

Agency Mortgage-Backed Obligations — 19.3%
FHLB
1.875%, 06/21/13	4,500	4,570
FHLMC
6.000%, 09/01/26	284	312
2.500%, 01/07/14	1,500	1,550
1.375%, 01/09/13	750	754
FHLMC TBA
4.000%, 07/15/41	2,500	2,653
FNMA
6.500%, 09/01/26	176	199
6.000%, 11/01/26 to 04/01/40	1,693	1,865
5.000%, 02/01/23 to 03/01/25	488	528
1.750%, 05/07/13	4,500	4,555
1.000%, 12/27/12 to 09/23/13	3,000	3,016
FNMA TBA
4.500%, 07/17/18	1,300	1,393
4.000%, 07/17/18 to 07/13/39	1,550	1,649
3.000%, 07/01/26	3,100	3,248

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (B)	$555	$556
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.689%, 01/08/20 (B)	265	266
NCUA Guaranteed Notes CMO, Ser 2011-R3, 1A
0.639%, 03/11/20 (B)	253	253
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.619%, 03/06/20 (B)	291	291
NCUA Guaranteed Notes CMO, Ser 2011-R6, 1A
0.619%, 05/07/20 (B)	356	357

		28,015

Non-Agency Mortgage-Backed Obligations — 5.4%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (A)	625	655
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.791%, 11/25/34 (B)	174	158
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.128%, 04/25/35 (B)	549	436
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.745%, 10/25/35 (B)	359	287
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.515%, 12/25/36 (A) (B)	372	168
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.874%, 09/25/34 (B)	124	122
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.342%, 12/15/20 (A) (B)	342	328
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (A)	275	276
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.470%, 11/15/21 (A) (B)	810	748
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.765%, 04/25/35 (B)	275	215
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	263	265
JP Morgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	550	550
JPMorgan Mortgage Trust, Ser 2006- A6, Cl 4A1
2.659%, 10/25/36 (B)	634	490
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.829%, 12/25/34 (B)	258	240
MortgageIT Trust, Ser 2005-5, Cl A1
0.505%, 12/25/35 (B)	876	593
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	242	243

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.564%, 11/20/34 (B)	$209	$185
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.544%, 12/20/34 (B)	168	148
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.464%, 03/20/35 (B)	94	83
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR2, Cl 1A1
2.473%, 03/25/36 (B)	370	277
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/35 (B)	378	335
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.612%, 02/25/35 (B)	457	413
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.614%, 03/25/35 (B)	384	355
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	295	299

		7,869

Total Mortgage-Backed Securities (Cost $36,850) ($ Thousands)		35,884

MUNICIPAL BONDS — 0.6%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	490	507
Illinois, Regional Transportation Authority, Ser A, GO
1.064%, 06/01/14	230	230
1.044%, 04/01/14	220	220

Total Municipal Bonds (Cost $960) ($ Thousands)		957

COMMON STOCK — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**††	2,863,095	2,863

Total Cash Equivalent (Cost $2,863) ($ Thousands)		2,863

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (G) — 3.7%
Bank of America 0.160%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $5,400,072, (collateralized by FHLMC, par value $5,219,049, 4.000%, 04/01/42, with total market value $5,508,001)	$5,400	$5,400

Total Repurchase Agreement (Cost $5,400) ($ Thousands)		5,400

Total Investments — 106.7% (Cost $160,364)($ Thousands) †		$155,078

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(16)	Sep-2012	$(5)
U.S. 2-Year Treasury Note	(15)	Sep-2012	1
U.S. 5-Year Treasury Note	(14)	Oct-2012	2

			$(2)

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $145,301 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2012 was $16 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $16 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security in default on interest payments.

(F)	Unsettled Bank Loan. Interest rate not available.
(G)	Tri-Party Repurchase Agreement.

AMBAC— American Municipal Bond Assurance Corporation Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

LOC— Line of Credit

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB— Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $160,364 ($ Thousands), and the unrealized appreciation and depreciation were $892 ($ Thousands) and $(6,178) ($ Thousands) respectively.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2012

The restricted securities held by the Fund as of June 30, 2012, is as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market) Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	44	12/16/08	12/16/08	$52	$16	0.01%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$41,140	$16	$41,156
Corporate Obligations	—	32,551	—	32,551
Asset-Backed Securities	—	36,267	—	36,267
Mortgage-Backed Securities	—	35,884	—	35,884
Common Stock	—	—	—	—
Municipal Bonds	—	957	—	957
Cash Equivalent	2,863	—	—	2,863
Repurchase Agreement	—	5,400	—	5,400

Total Investments in Securities	$2,863	$152,199	$16	$155,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(2)	$—	$—	$(2)

Total Other Financial Instruments	$(2)	$—	$—	$(2)

*	Futures contracts are value at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Loan Participations
Beginning balance as of October 1, 2011	$14
Accrued discounts/premiums	(5)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	3
Purchases/(sales)	4
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$16

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$3

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Quaretly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.6%

Agency Mortgage-Backed Obligations — 33.8%
FHLMC
7.500%, 11/01/29 to 09/01/32	$915	$1,118
7.000%, 06/01/15 to 12/01/31	169	197
6.500%, 06/01/17 to 09/01/39	2,111	2,315
6.000%, 03/01/20 to 07/01/37	9,440	10,452
5.500%, 03/01/14 to 08/01/38	18,264	20,021
5.000%, 10/01/18 to 07/01/41	38,090	41,395
4.500%, 07/01/26 to 06/01/42	43,785	48,205
4.000%, 04/01/19 to 06/01/42	55,247	59,362
3.500%, 12/01/25 to 12/01/41	12,241	13,016
1.350%, 04/29/14	560	570
FHLMC ARM (A)
5.927%, 03/01/37	38	41
5.833%, 11/01/37	3	3
5.661%, 11/01/39	3,226	3,495
5.608%, 10/01/38	181	196
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	61	67
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,248	1,410
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	712	813
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	280	330
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	1,861	2,139
FHLMC CMO, Ser 2002-48, Cl 1A
6.257%, 07/25/33 (A)	18	21
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	203	235
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	243	279
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	280	321
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	284	325
FHLMC CMO, Ser 2005-2945, Cl SA
11.859%, 03/15/20 (A)	1,496	1,730
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,029	1,156
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	2,878	3,370
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	3,276	3,475
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	617	677
FHLMC CMO, Ser 2008-3451, Cl SB
5.791%, 05/15/38 (A)	716	86
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	2,137	2,403
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	3,914	4,273
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.988%, 01/15/40 (A)	324	46
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	1,239	1,344
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	1,287	1,358
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/37	517	541
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	353	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.808%, 08/15/39 (A)	$3,629	$573
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.807%, 04/15/39 (A)	3,900	831
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.710%, 06/15/42 (A)	200	46
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2009- K003, Cl AAB
4.768%, 05/25/18 (A)	857	966
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2010- K005, Cl A2
4.317%, 11/25/19	792	901
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K006, Cl AX1, IO
1.057%, 01/25/20 (A)	2,714	166
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K007, Cl X1, IO
1.234%, 04/25/20 (A)	8,765	606
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K008, Cl X1, IO
1.680%, 06/25/20 (A)	9,120	879
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K009, Cl X1, IO
1.512%, 08/25/20 (A)	3,121	265
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, Cl X1, IO
1.679%, 07/25/21 (A)	3,189	361
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K016, Cl X1, IO
1.585%, 10/25/21 (A)	1,281	140
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K017, Cl X1, IO
1.460%, 12/25/21 (A)	1,648	164
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K702, Cl X1, IO
1.562%, 02/25/18 (A)	10,260	745
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K703, Cl X1, IO
2.094%, 05/25/18 (A)	5,778	583
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K704, Cl X1, IO
2.010%, 08/25/18 (A)	1,508	153
FHLMC TBA
5.000%, 07/01/41 to 08/01/41	5,872	6,371
4.500%, 07/15/42 to 09/15/42	4,538	4,846
4.000%, 02/01/32 to 07/15/42	1,718	1,834
3.500%, 03/01/32 to 07/15/41	5,993	6,303
3.000%, 07/01/27 to 08/01/42	9,000	9,344
2.500%, 07/15/27 to 08/15/27	16,200	16,633
FNMA
7.000%, 09/01/26 to 02/01/39	4,285	5,011

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 05/01/17 to 10/01/36	$1,284	$1,415
6.000%, 10/01/19 to 10/01/38	35,931	40,153
5.500%, 06/01/14 to 07/01/39	4,097	4,495
5.000%, 01/01/20 to 09/01/41	57,210	62,930
4.500%, 04/01/25 to 07/01/42	27,469	29,810
4.338%, 11/01/21	3,022	3,431
4.303%, 07/01/21	3,112	3,537
4.000%, 08/01/20 to 07/01/42	45,183	48,634
3.762%, 12/01/20	3,160	3,477
3.632%, 12/01/20	2,159	2,361
3.500%, 01/01/32 to 12/01/41	13,727	14,512
FNMA ARM (A)
6.277%, 09/01/37	188	206
5.879%, 09/01/37	110	121
5.852%, 09/01/37	329	357
2.146%, 10/01/35	3,843	4,004
2.143%, 11/01/35	476	497
2.130%, 11/01/35	656	685
2.123%, 11/01/35	517	539
2.118%, 11/01/35	575	601
2.114%, 11/01/35	660	690
2.106%, 11/01/35	2,113	2,193
2.082%, 10/01/35	350	365
2.062%, 10/01/35	2,922	3,031
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	8,509	1,146
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/39	2,800	350
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/41	1,400	237
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/27	2,000	216
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,121	1,235
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	214	245
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	1,012
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	3,509	3,830
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	375	409
FNMA CMO, Ser 2006-112, Cl ST, IO
6.455%, 11/25/36 (A)	7,329	1,150
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	202	230
FNMA CMO, Ser 2008-22, Cl SI, IO
6.185%, 03/25/37 (A)	10,454	1,329
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	1,500	1,658
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	928	984
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	1,359	1,514
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,359	1,529
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	1,521	1,612
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	6,236	5,981

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	$656	$704
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,459	1,616
FNMA CMO, Ser 2010-118, Cl YB, IO
6.255%, 10/25/40 (A)	1,422	207
FNMA CMO, Ser 2010-136, Cl SA, IO
5.755%, 12/25/40 (A)	3,114	585
FNMA CMO, Ser 2010-142, Cl SM, IO
6.285%, 12/25/40 (A)	702	111
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/41 (A)	1,742	285
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/41 (A)	1,960	321
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	1,637	1,757
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	531
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	3,196	3,614
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	1,241	1,315
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	6,107	6,458
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	1,788	2,178
FNMA CMO, Ser 2011-63, Cl SW, IO
6.435%, 07/25/41 (A)	1,739	270
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	294	312
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.705%, 09/25/41 (A)	2,838	442
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/34	2,295	347
FNMA CMO, Ser 2011-96, Cl SA, IO
6.305%, 10/25/41 (A)	4,870	916
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/42	1,300	1,539
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/39	400	449
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/42	1,293	1,454
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.355%, 04/25/42 (A)	568	106
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/42	12,000	13,570
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/42	1,900	2,154
FNMA CMO, Ser 2012-63, Cl DS, IO
6.305%, 03/25/39 (A)	1,197	282
FNMA CMO, Ser 2012-66, Cl SA, IO
5.755%, 06/25/42 (A)	591	108
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/42	100	95
FNMA CMO, Ser 2012-74, Cl SA, IO
5.700%, 03/25/42 (A)	1,300	313
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/42	200	190
FNMA CMO, Ser 2012-75, Cl AS, IO
6.400%, 03/25/42 (A)	1,000	220
FNMA CMO, Ser 2012-76, Cl AC
6.500%, 07/25/42	1,570	1,829
FNMA TBA
4.500%, 08/01/33 to 08/25/42	7,020	7,527
4.000%, 07/13/39	8,500	9,046

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 07/01/41	$1,400	$1,472
3.000%, 07/01/26 to 07/01/42	15,200	15,723
2.500%, 07/15/26 to 09/15/27	17,990	18,625
FNMA Whole Loan CMO, Ser 2003- W17, Cl 1A7
5.750%, 08/25/33	248	290
GNMA
8.000%, 11/15/29 to 09/15/30	91	107
7.500%, 03/15/29 to 10/15/31	210	242
7.000%, 08/15/13	10	10
6.500%, 04/15/26 to 09/15/35	5,574	6,468
6.000%, 03/15/14 to 10/20/40	14,265	16,123
5.000%, 10/20/39 to 11/20/40	7,320	8,103
GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	2,593	2,760
3.000%, 08/20/41 to 01/20/42	2,039	2,154
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/31	3,298	3,777
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	371	409
GNMA CMO, Ser 2009-106, Cl SU, IO
5.956%, 05/20/37 (A)	1,367	205
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/39	515	588
GNMA CMO, Ser 2010-113, Cl BS, IO
5.756%, 09/20/40 (A)	1,238	193
GNMA CMO, Ser 2010-121, Cl SE, IO
5.756%, 09/20/40 (A)	1,087	171
GNMA CMO, Ser 2010-14, Cl SH, IO
5.757%, 02/16/40 (A)	574	113
GNMA CMO, Ser 2010-167, Cl US, IO
6.386%, 11/20/38 (A)	441	59
GNMA CMO, Ser 2010-3, Cl MS, IO
6.306%, 11/20/38 (A)	614	90
GNMA CMO, Ser 2010-31, Cl GS, IO
6.256%, 03/20/39 (A)	534	77
GNMA CMO, Ser 2010-35, Cl AS, IO
5.506%, 03/20/40 (A)	2,095	331
GNMA CMO, Ser 2010-37, Cl SG, IO
5.460%, 03/20/40 (A)	2,203	351
GNMA CMO, Ser 2010-4, Cl NS, IO
6.147%, 01/16/40 (A)	17,475	2,813
GNMA CMO, Ser 2010-47, Cl XN, IO
6.307%, 04/16/34 (A)	566	40
GNMA CMO, Ser 2010-85, Cl HS, IO
6.406%, 01/20/40 (A)	416	64
GNMA CMO, Ser 2010-H27, Cl FA
0.621%, 12/20/60 (A)	2,011	1,994
GNMA CMO, Ser 2010-H28, Cl FE
0.639%, 12/20/60 (A)	1,255	1,244
GNMA CMO, Ser 2011-11, Cl SA, IO
5.756%, 01/20/41 (A)	764	117
GNMA CMO, Ser 2011-32, Cl S, IO
5.757%, 03/16/41 (A)	228	31
GNMA CMO, Ser 2011-32, Cl SD, IO
5.756%, 03/20/41 (A)	392	60
GNMA CMO, Ser 2011-40, Cl SA, IO
5.887%, 02/16/36 (A)	1,954	252
GNMA CMO, Ser 2011-70, Cl BS, IO
6.457%, 12/16/36 (A)	833	122
GNMA CMO, Ser 2011-H08, Cl FG
0.719%, 03/20/61 (A)	1,255	1,251
GNMA CMO, Ser 2011-H09, Cl AF
0.739%, 03/20/61 (A)	866	864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA TBA
5.500%, 07/01/33	$800	$888
4.500%, 07/15/39	16,500	18,137
4.000%, 07/01/39	2,500	2,730
3.500%, 07/15/41 to 07/01/42	21,040	22,495
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	931	973
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.609%, 11/06/17 (A)	2,665	2,666
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.710%, 11/05/20 (A)	1,757	1,757

		735,382

Non-Agency Mortgage-Backed Obligations — 8.8%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.736%, 06/25/45 (A)	3,444	2,867
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.478%, 11/25/45 (A)	3,219	2,276
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	17	18
Banc of America Funding, Ser 2006-G, Cl 2A3
0.414%, 07/20/36 (A)	2,458	2,431
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	69	69
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl B
6.309%, 06/11/35	215	215
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	127	128
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	3,280	3,569
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	123	128
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/45 (A)	253	273
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	2,845	3,212
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	1,089	1,205
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	92	92

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.805%, 06/10/49 (A)	$1,360	$1,393
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.321%, 05/25/34 (A)	1,129	1,077
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	52	52
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	23	23
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	167	168
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.144%, 10/12/42 (A)	3,875	4,317
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	50	58
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	540	568
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.812%, 12/25/35 (A)	12,400	9,878
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.699%, 12/10/49 (A)	1,285	1,484
Citigroup, Ser 2005-CD1, Cl AM
5.213%, 07/15/44 (A)	512	553
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	202	209
Commercial Mortgage Pass-Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/45	823	837
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (D)	826	829
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/44	986	998
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	957	1,006
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	207	211
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.252%, 08/25/35 (A)	370	176
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.570%, 11/20/35 (A)	3,941	2,271
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.645%, 09/25/35 (A) (D)	2,953	2,463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$58	$58
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.711%, 10/25/33 (A)	2,570	2,383
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	461	473
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	287	294
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	939	995
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	450	475
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	686	759
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	4,342	4,818
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (D)	1,320	1,471
DBUBS Mortgage Trust, Ser 2011- LC3A, Cl XA, IO
1.501%, 08/10/44 (A) (D)	2,964	157
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.695%, 06/20/34 (A)	637	567
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (D)	1,749	1,838
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.643%, 11/19/44 (A)	1,968	1,113
Fund America Investors II, Ser 1993-A, Cl A2
4.350%, 06/25/23 (A)	108	108
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (D)	2,915	3,092
GE Capital Commercial Mortgage, Ser 2005-C3, Cl A7A
4.974%, 07/10/45 (A)	551	606
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	470	514
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	129	129
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	365
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	523	532
GMAC Commercial Mortgage Securities, Ser C2, Cl A1
4.576%, 05/10/40	350	355

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	$353	$355
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	61	61
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (C)	3,225	3,418
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	2,814	2,873
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	1,584	1,731
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.071%, 07/10/38 (A) (C)	2,045	2,331
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
6.071%, 07/10/38 (A)	400	418
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	5,704	6,328
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	578	641
GS Mortgage Securities II, Ser 2011- GC5, Cl A4
3.707%, 08/10/44	4,535	4,756
GS Mortgage Securities II, Ser 2011- GC5, Cl XA, IO
1.772%, 08/10/44 (A) (D)	1,229	110
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (D)	50	52
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.441%, 10/25/33 (A)	1,162	1,171
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 3A5
2.785%, 07/25/35 (A)	7,000	5,128
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (D)	1,487	1,624
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.595%, 08/25/36 (A)	519	497
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	12,085	4,313
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	306	312
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	314	316
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	144	145
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	56	56

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	$1,191	$1,264
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	124	126
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/45	220	236
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	206	215
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	70	77
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	284	320
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
6.009%, 06/15/49 (A)	2,040	2,240
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	494	561
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (D)	2,025	2,151
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (D)	342	363
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (D)	494	523
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-CBX, Cl A3
3.139%, 06/15/45	544	557
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-CBX, Cl A4
3.483%, 06/15/45	680	694
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.902%, 07/15/44 (A)	303	321
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	258	264
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/40	870	925
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	82
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	1,217	1,395
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	51	58
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (D)	2,788	2,713
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	974	1,024

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.205%, 02/25/34 (A)	$1,529	$1,530
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	371	388
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,000	7,756
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.305%, 05/25/29 (A)	690	655
Morgan Stanley Capital I, Ser 2004- T13, Cl A3
4.390%, 09/13/45	134	136
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	103	105
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.178%, 11/14/42 (A)	76	77
Morgan Stanley Capital I, Ser 2005- T19, Cl A4A
4.890%, 06/12/47	3,230	3,541
Morgan Stanley Capital I, Ser 2006- HQ9, Cl A4
5.731%, 07/12/44 (A)	2,280	2,597
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	2,500	2,786
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A1
5.357%, 12/15/44	38	38
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/49 (A)	2,070	2,278
Morgan Stanley Capital I, Ser 2007- IQ16, Cl A4
5.809%, 12/12/49	283	327
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	765	815
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	450	487
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/45	829	838
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	23	23
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	192	194
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	252
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.355%, 02/25/47 (A)	92	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Asset Securities, Ser 1998-D6, Cl A2
7.332%, 03/15/30 (A)	$921	$940
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	324	328
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	362	366
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.696%, 12/25/34 (A)	820	784
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	107	109
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	175	179
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.565%, 10/25/35 (A)	1,203	726
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
4.472%, 08/25/15 (A)	6,898	4,179
Structured Asset Securities, Ser 2005- 17, Cl 5A1
5.500%, 10/25/35	2,292	1,974
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	680	692
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	542	553
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	58	59
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	470	473
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	343	348
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.473%, 05/25/35 (A)	9,220	7,435
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR13, Cl A1A1
0.535%, 10/25/47 (A)	3,213	2,572
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR16, Cl 1A4A
2.450%, 12/25/35 (A)	12,955	9,733
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006- AR13, Cl 1A
1.038%, 10/25/46 (A)	3,093	1,937
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-OA6, Cl 1A
0.968%, 07/25/47 (A)	7,277	4,496

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.653%, 06/25/34 (A)	$1,884	$1,843
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.167%, 02/15/44 (A) (D)	3,578	188
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	2,025	2,137
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA
1.614%, 06/15/45 (A) (D)	370	39
		185,890

Total Mortgage-Backed Securities (Cost $898,828) ($ Thousands)		921,272

CORPORATE OBLIGATIONS — 28.4%

Consumer Discretionary — 1.4%
Boyd Gaming
9.000%, 07/01/20 (B)	380	381
CBS
4.850%, 07/01/42	485	475
CCO Holdings
7.000%, 01/15/19	290	313
CityCenter Holdings
7.625%, 01/15/16	270	285
Comcast
6.500%, 01/15/15	985	1,111
6.500%, 01/15/17	2,385	2,839
5.650%, 06/15/35	120	134
5.300%, 01/15/14	2,340	2,490
4.650%, 07/15/42	910	910
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,220	1,776
Daimler Finance North America LLC
6.500%, 11/15/13	1,320	1,415
1.875%, 09/15/14 (D)	1,310	1,317
1.650%, 04/10/15 (D)	1,155	1,160
DIRECTV Holdings
6.000%, 08/15/40	950	1,035
5.150%, 03/15/42	420	423
3.800%, 03/15/22	415	420
2.400%, 03/15/17	275	277
DISH DBS
7.875%, 09/01/19	690	795
6.750%, 06/01/21	320	346
Echostar DBS
7.750%, 05/31/15	30	33
Gap
5.950%, 04/12/21	590	611
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (D)	189	182
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/17 (D)	755	755
News America
6.650%, 11/15/37	180	210
6.200%, 12/15/34	65	74
6.150%, 03/01/37	1,556	1,763
6.150%, 02/15/41	253	296
Omnicom Group
3.625%, 05/01/22	195	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pearson Funding Four
3.750%, 05/08/22 (D)	$535	$546
Reynolds Group
6.875%, 02/15/21 (D)	180	187
Reynolds Group (Escrow)
7.750%, 10/15/16 (D)	110	116
7.125%, 04/15/19 (D)	1,290	1,351
Time Warner
6.250%, 03/29/41	525	611
4.750%, 03/29/21	730	817
3.150%, 07/15/15	1,100	1,160
Time Warner Cable
8.250%, 04/01/19	2,605	3,404
6.550%, 05/01/37	1,645	1,951
5.875%, 11/15/40	950	1,063
5.500%, 09/01/41	705	767
4.000%, 09/01/21 (C)	80	84
United Business Media
5.750%, 11/03/20 (D)	550	566
University of Pennsylvania
4.674%, 09/01/12 (2112)	405	465
WPP Finance UK
8.000%, 09/15/14	240	271
Wyndham Worldwide
4.250%, 03/01/22	735	740
2.950%, 03/01/17	330	328

		36,451

Consumer Staples — 1.7%
Altria Group
9.250%, 08/06/19	1,250	1,736
4.750%, 05/05/21	720	816
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,394
5.375%, 11/15/14	95	105
5.375%, 01/15/20	1,360	1,621
5.050%, 10/15/16	940	1,071
5.000%, 04/15/20	560	656
Coca-Cola
1.800%, 09/01/16	1,020	1,048
CVS Caremark
9.350%, 01/10/23 (D)	860	984
Diageo Capital
4.828%, 07/15/20	1,580	1,841
Diageo Investment
2.875%, 05/11/22	1,120	1,150
HJ Heinz
5.350%, 07/15/13	510	535
Kellogg
1.750%, 05/17/17	225	225
Kraft Foods
6.500%, 02/09/40	1,090	1,400
5.375%, 02/10/20	2,480	2,935
Kraft Foods Group
5.000%, 06/04/42 (D)	460	487
3.500%, 06/06/22 (D)	2,400	2,463
Molson Coors Brewing
3.500%, 05/01/22	100	103
PepsiCo
2.750%, 03/05/22	1,390	1,403
2.500%, 05/10/16	630	661
Pernod-Ricard
5.750%, 04/07/21 (D)	1,119	1,263
5.500%, 01/15/42 (D)	651	667
4.450%, 01/15/22 (D)	1,300	1,347
2.950%, 01/15/17 (D)	360	364

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philip Morris International
4.500%, 03/20/42	$530	$564
2.900%, 11/15/21	1,030	1,061
1.625%, 03/20/17	1,415	1,430
Reynolds American
6.750%, 06/15/17	1,260	1,513
SABMiller Holdings
3.750%, 01/15/22 (D)	645	686
Safeway
4.750%, 12/01/21	730	724
3.950%, 08/15/20	310	299
Tyson Foods
4.500%, 06/15/22	1,145	1,179
Wal-Mart Stores
5.625%, 04/15/41	785	1,022

		36,753

Energy — 3.5%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,146
Anadarko Petroleum
6.375%, 09/15/17	410	476
Apache
6.000%, 09/15/13	1,670	1,776
3.250%, 04/15/22	565	590
Arch Coal
7.000%, 06/15/19 (C)	920	777
Baker Hughes
7.500%, 11/15/18	1,230	1,624
BG Energy Capital PLC
4.000%, 10/15/21 (D)	910	971
BP Capital Markets
5.250%, 11/07/13 (C)	1,790	1,897
3.875%, 03/10/15	210	225
3.561%, 11/01/21	100	106
3.245%, 05/06/22	230	238
1.846%, 05/05/17	1,070	1,081
Canadian Oil Sands
6.000%, 04/01/42 (D)	875	928
Chesapeake Energy
6.875%, 11/15/20 (C)	450	443
6.625%, 08/15/20 (C)	20	20
6.500%, 08/15/17 (C)	275	274
Chesapeake Midstream Partners
6.125%, 07/15/22	680	666
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	114
Concho Resources
5.500%, 10/01/22	560	554
Conoco Funding
7.250%, 10/15/31	50	72
ConocoPhillips
5.900%, 10/15/32	10	13
5.900%, 05/15/38	1,130	1,472
Consol Energy
8.250%, 04/01/20	660	693
DCP Midstream Operating
4.950%, 04/01/22	795	816
Devon Energy
5.600%, 07/15/41	1,635	1,897
3.250%, 05/15/22	630	641
El Paso
6.950%, 06/01/28	6,750	6,777
El Paso Pipeline Partners Operating
7.500%, 11/15/40	255	323
4.100%, 11/15/15	650	680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
6.500%, 02/01/38	$1,130	$1,242
Energen
4.625%, 09/01/21	670	691
Energy Transfer Partners
9.000%, 04/15/19	104	130
6.500%, 02/01/42	435	466
5.200%, 02/01/22	290	311
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,155
6.125%, 10/15/39	50	57
5.950%, 02/01/41	120	136
5.700%, 02/15/42	1,080	1,195
5.250%, 01/31/20	260	298
4.850%, 08/15/42	20	20
4.050%, 02/15/22	280	297
Hess
7.875%, 10/01/29	1,070	1,399
7.300%, 08/15/31	450	563
Husky Energy
7.250%, 12/15/19	209	258
Kerr-McGee
7.875%, 09/15/31	670	869
6.950%, 07/01/24	1,760	2,178
Key Energy Services
6.750%, 03/01/21	1,290	1,258
Kinder Morgan Energy Partners
6.000%, 02/01/17	505	583
5.850%, 09/15/12	130	131
5.000%, 12/15/13	720	755
3.950%, 09/01/22	480	486
Marathon Petroleum
6.500%, 03/01/41	788	896
MarkWest Energy Partners
6.250%, 06/15/22	200	206
Noble Energy
4.150%, 12/15/21	1,370	1,441
Occidental Petroleum
3.125%, 02/15/22	780	813
2.700%, 02/15/23	660	664
Peabody Energy
6.500%, 09/15/20 (C)	630	638
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,984
Petrobras International Finance
6.125%, 10/06/16	655	733
5.750%, 01/20/20	574	628
5.375%, 01/27/21	2,080	2,242
3.875%, 01/27/16 (C)	600	619
3.500%, 02/06/17	1,375	1,411
2.875%, 02/06/15	560	568
Petro-Canada
6.800%, 05/15/38	1,665	2,078
Petroleos Mexicanos
6.500%, 06/02/41 (D)	115	134
1.950%, 12/20/22	948	949
Phillips 66
5.875%, 05/01/42 (D)	510	549
QEP Resources
6.875%, 03/01/21	700	777
Reliance Holdings USA
5.400%, 02/14/22 (D)	425	425
Schlumberger Investment
1.950%, 09/14/16 (D)	810	830

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SESI LLC
7.125%, 12/15/21 (D)	$180	$196
Shell International Finance
4.375%, 03/25/20	1,700	1,980
Sinopec Group Overseas Development 2012
2.750%, 05/17/17 (D)	490	498
Southern Natural Gas
8.000%, 03/01/32	170	220
Southern Union
8.250%, 11/15/29	1,315	1,622
Talisman Energy
7.750%, 06/01/19	437	536
Tennessee Gas Pipeline
8.375%, 06/15/32	1,638	2,143
7.625%, 04/01/37	430	529
Total Capital International
1.550%, 06/28/17	1,635	1,639
Transocean
7.350%, 12/15/41	270	327
6.375%, 12/15/21	815	932
Western Gas Partners
5.375%, 06/01/21	605	670
4.000%, 07/01/22	580	580
Williams
7.875%, 09/01/21	1,268	1,601
7.750%, 06/15/31	861	1,069
WPX Energy
6.000%, 01/15/22 (D)	290	289

		76,184

Financials — 15.4%
ABB Treasury Center USA
2.500%, 06/15/16 (D)	1,220	1,262
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	1,367	1,426
Allstate
7.450%, 05/16/19	1,085	1,389
Ally Financial
2.667%, 12/01/14 (A)	2,234	2,143
American Express
6.800%, 09/01/66 (A)	2,150	2,221
American Express Credit MTN
2.375%, 03/24/17	1,223	1,253
1.750%, 06/12/15	350	354
American Honda Finance MTN
3.875%, 09/21/20 (D)	1,065	1,141
American International Group
6.400%, 12/15/20	260	294
6.250%, 03/15/37	2,560	2,368
5.850%, 01/16/18	980	1,083
4.875%, 06/01/22 (C)	555	568
3.750%, 11/30/13 (D)	500	506
American Tower ‡
5.050%, 09/01/20	244	256
4.500%, 01/15/18	830	878
ASIF Global Financing XIX
4.900%, 01/17/13 (D)	390	394
Bank of America
6.500%, 08/01/16	1,125	1,235
6.000%, 09/01/17	745	804
5.875%, 02/07/42	280	307
5.750%, 12/01/17	1,470	1,569
5.700%, 01/24/22	142	156
5.650%, 05/01/18	270	289
5.625%, 10/14/16	4,135	4,394

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.420%, 03/15/17	$4,400	$4,556
5.000%, 05/13/21	840	867
4.500%, 04/01/15	180	186
3.875%, 03/22/17 (C)	699	712
3.625%, 03/17/16	2,275	2,285
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D)	450	475
Barclays Bank PLC
6.050%, 12/04/17 (D)	420	424
5.125%, 01/08/20	1,310	1,422
5.000%, 09/22/16	170	185
2.250%, 05/10/17 (D)	540	540
BAT Finance PLC
2.125%, 06/07/17 (D)	1,000	999
BBVA US Senior SAU
3.250%, 05/16/14	1,220	1,174
Bear Stearns
6.400%, 10/02/17	70	81
4.650%, 07/02/18	995	1,047
Berkshire Hathaway
3.400%, 01/31/22	1,139	1,194
3.200%, 02/11/15 (C)	950	1,009
Berkshire Hathaway Finance
5.400%, 05/15/18	615	726
4.400%, 05/15/42	218	224
1.600%, 05/15/17	825	831
Boeing Capital
4.700%, 10/27/19	490	577
2.900%, 08/15/18	425	454
Boston Properties ‡
3.850%, 02/01/23	935	944
3.700%, 11/15/18	335	350
CDP Financial
3.000%, 11/25/14 (D)	2,450	2,576
Chase Capital VI
1.091%, 08/01/28 (A)	2,500	1,902
Citigroup
6.875%, 03/05/38	2,775	3,394
6.125%, 05/15/18	4,790	5,348
6.000%, 12/13/13	1,320	1,387
5.375%, 08/09/20	30	32
5.000%, 09/15/14	3,245	3,326
4.500%, 01/14/22	1,016	1,049
4.450%, 01/10/17	925	970
2.650%, 03/02/15	980	980
0.738%, 06/09/16 (A)	3,650	3,162
Citigroup Capital III
7.625%, 12/01/36	1,500	1,664
Citigroup Funding
1.875%, 10/22/12	1,855	1,864
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (D)	10	11
3.750%, 10/15/14 (D)	1,060	1,110
Commonwealth Bank of Australia NY
1.950%, 03/16/15	1,330	1,339
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (A) (D)	1,810	2,277
3.875%, 02/08/22	560	569
Countrywide Financial
6.250%, 05/15/16	1,080	1,124
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	2,023
2.625%, 01/21/14 (D)	730	718

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse
1.625%, 03/06/15 (D)	$990	$994
Credit Suisse New York
6.000%, 02/15/18 (C)	2,418	2,587
DDR ‡
4.625%, 07/15/22	395	390
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,884
Deutsche Bank Capital Funding Trust
VII
5.628%, 01/19/49 (A) (C) (D)	2,760	2,291
Dexia Credit Local
2.750%, 04/29/14 (D)	940	917
DnB Boligkreditt
2.100%, 10/14/15 (D)	2,820	2,871
Experian Finance
2.375%, 06/15/17 (D)	970	971
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/17 (D)	3,540	4,164
Farmers Exchange Capital
7.050%, 07/15/28 (D)	1,434	1,646
Farmers Insurance Exchange
8.625%, 05/01/24 (D)	3,017	3,918
FDIC Structured Sale Guaranteed
Notes, Ser A-3
1.471%, 10/25/13 (B) (D)	470	467
First Industrial L.P. MTN
7.500%, 12/01/17	970	1,002
Ford Motor Credit LLC
8.125%, 01/15/20	1,440	1,759
5.875%, 08/02/21	935	1,040
2.750%, 05/15/15	1,345	1,356
General Electric Capital MTN
7.125%, 12/31/49 (A)	600	634
6.875%, 01/10/39	1,640	2,116
6.375%, 11/15/19 (A)	5,870	6,112
6.150%, 08/07/37	600	709
5.875%, 01/14/38	1,390	1,596
5.625%, 05/01/18	4,535	5,213
5.450%, 01/15/13	20	20
4.375%, 09/16/20	2,460	2,661
2.300%, 04/27/17	825	831
1.625%, 07/02/15	1,620	1,619
0.846%, 05/05/26 (A)	4,700	3,844
0.597%, 03/20/14 (A)	1,900	1,863
Glitnir Banki HF
7.451%, 09/14/16 (D) (E)	400	—
6.693%, 06/15/16 (D) (E)	3,960	—
Goldman Sachs Capital II
4.000%, 06/01/43 (A)	200	135
Goldman Sachs Group MTN
6.250%, 02/01/41	1,910	1,992
6.150%, 04/01/18	3,780	4,098
6.000%, 06/15/20	690	737
5.950%, 01/18/18	3,310	3,543
5.750%, 01/24/22	110	116
5.450%, 11/01/12	2,540	2,577
5.375%, 03/15/20	1,790	1,843
5.350%, 01/15/16	660	693
5.250%, 10/15/13	390	405
5.250%, 07/27/21	240	244
4.750%, 07/15/13	40	41
3.625%, 08/01/12 (C)	270	270
3.625%, 02/07/16	1,700	1,700
3.300%, 05/03/15	930	930

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goodman Funding Pty Ltd. ‡
6.000%, 03/22/22 (D)	$250	$253
Hartford Financial Services Group
6.625%, 04/15/42	185	191
HBOS Capital Funding
6.071%, 06/30/49 (A) (C) (D)	1,330	864
HBOS PLC MTN
6.750%, 05/21/18 (D)	2,100	1,981
HCP MTN ‡
6.300%, 09/15/16	1,075	1,211
6.000%, 01/30/17	4,000	4,481
5.650%, 12/15/13	894	944
3.750%, 02/01/19	875	873
Health Care ‡
6.500%, 03/15/41	1,210	1,293
5.250%, 01/15/22	900	955
4.950%, 01/15/21	2,500	2,622
Highwoods Properties ‡
7.500%, 04/15/18	1,142	1,313
HSBC Bank PLC
4.750%, 01/19/21 (D)	1,760	1,918
HSBC Finance
6.676%, 01/15/21	60	65
HSBC Holdings PLC
6.800%, 06/01/38	635	727
4.000%, 03/30/22	935	971
HSBC USA
2.375%, 02/13/15	1,990	2,013
ICICI Bank Ltd.
6.375%, 04/30/22 (A) (D)	1,260	1,121
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (D)	400	292
ING Capital Funding Trust III
4.061%, 12/29/49 (A)	40	33
Inter-American Development Bank MTN
3.875%, 10/28/41	845	914
International Lease Finance
7.125%, 09/01/18 (C) (D)	1,080	1,191
6.500%, 09/01/14 (C) (D)	2,530	2,669
Intesa Sanpaolo SPA
3.625%, 08/12/15 (D)	500	450
John Deere Capital
2.250%, 04/17/19	790	807
0.950%, 06/29/15	325	326
JPMorgan Chase
6.000%, 01/15/18	135	155
5.750%, 01/02/13	1,710	1,753
5.400%, 01/06/42	425	467
4.750%, 05/01/13	510	526
4.650%, 06/01/14	2,055	2,164
4.500%, 01/24/22	710	765
4.400%, 07/22/20	210	221
4.350%, 08/15/21	215	227
4.250%, 10/15/20	1,260	1,324
3.450%, 03/01/16	2,785	2,887
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,509
6.000%, 10/01/17	1,000	1,120
0.798%, 06/13/16 (A)	1,300	1,211
JPMorgan Chase Capital XIII
1.411%, 09/30/34 (A)	1,750	1,321
JPMorgan Chase Capital XXIII
1.467%, 05/15/47 (A)	1,900	1,287

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kaupthing Bank
7.125%, 05/19/16 (D) (E)	$1,350	$—
Kilroy Realty ‡
5.000%, 11/03/15	265	282
4.800%, 07/15/18	390	410
Landsbanki Islands
6.100%, 08/25/11 (D) (E)	5,570	278
Lazard Group LLC
7.125%, 05/15/15	912	996
6.850%, 06/15/17	1,297	1,423
Liberty Mutual Group
6.500%, 05/01/42 (D)	730	739
Lloyds TSB Bank PLC
6.375%, 01/21/21	430	487
4.200%, 03/28/17	475	490
Markel
4.900%, 07/01/22	655	660
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (D)	1,125	1,612
MBNA Capital A
8.278%, 12/01/26	1,450	1,486
Merrill Lynch MTN
8.950%, 05/18/17 (A)	1,790	2,009
8.680%, 05/02/17 (A)	3,160	3,523
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	362
5.700%, 05/02/17	1,300	1,338
5.450%, 02/05/13	2,080	2,122
MetLife
6.750%, 06/01/16	1,060	1,243
6.400%, 12/15/36	450	441
5.700%, 06/15/35	285	338
4.750%, 02/08/21	540	601
MetLife Capital Trust IV
7.875%, 12/15/37 (D)	800	888
MetLife Capital Trust X
9.250%, 04/08/38 (D)	1,800	2,205
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (D)	1,260	1,302
5.125%, 06/10/14 (D)	1,600	1,716
2.500%, 09/29/15 (D)	1,090	1,117
1.700%, 06/29/15 (D)	535	535
Morgan Stanley MTN
7.300%, 05/13/19	1,860	2,009
6.625%, 04/01/18	1,640	1,715
6.000%, 04/28/15	630	651
5.950%, 12/28/17	100	103
5.625%, 09/23/19	160	158
5.500%, 07/28/21	1,095	1,079
4.750%, 03/22/17	140	140
3.800%, 04/29/16	135	131
0.916%, 10/18/16 (A)	9,315	8,118
Murray Street Investment Trust I
4.647%, 03/09/17 (G)	2,320	2,324
National Australia Bank
5.350%, 06/12/13 (D)	2,500	2,605
Nationwide Mutual Insurance
5.810%, 12/15/24 (A) (D)	2,975	2,677
New York Life Global Funding
3.000%, 05/04/15 (D)	1,840	1,935
New York Life Insurance
6.750%, 11/15/39 (D)	415	549
NIBC Bank MTN
2.800%, 12/02/14 (D)	740	768

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nordea Bank
4.875%, 05/13/21 (D)	$1,965	$1,915
3.700%, 11/13/14 (D)	440	458
3.125%, 03/20/17 (D)	255	256
2.250%, 03/20/15 (D)	1,180	1,184
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (D)	755	919
PNC Funding
2.700%, 09/19/16	885	917
Pricoa Global Funding I
5.450%, 06/11/14 (D)	3,400	3,682
Prime Property Fund ‡
5.500%, 01/15/14 (D)	1,850	1,893
Private Export Funding
2.450%, 07/15/24	1,081	1,070
Prudential Covered Trust
2.997%, 09/30/15 (D)	665	676
Prudential Financial MTN
5.625%, 05/12/41	166	169
4.750%, 09/17/15	548	590
Prudential Holdings
8.695%, 12/18/23 (D)	1,300	1,605
Royal Bank of Scotland Group PLC
7.648%, 08/31/49 (A) (C)	160	128
7.640%, 09/29/17 (A)	900	598
6.400%, 10/21/19	280	299
5.000%, 10/01/14	1,240	1,245
Santander US Debt Unipersonal
3.781%, 10/07/15 (D)	100	93
3.724%, 01/20/15 (D)	1,200	1,116
Simon Property Group L.P. ‡
5.750%, 12/01/15	910	1,017
SLM MTN
5.625%, 08/01/33	595	503
5.050%, 11/14/14	690	711
5.000%, 04/15/15	120	121
Sparebank 1 Boligkreditt
2.300%, 06/30/17 (D)	2,720	2,732
Stadshypotek
1.450%, 09/30/13 (D)	1,245	1,255
Standard Chartered
3.200%, 05/12/16 (D)	1,245	1,273
State Street
4.956%, 03/15/18	1,260	1,349
Sumitomo Mitsui Banking
3.150%, 07/22/15 (D)	1,360	1,429
3.100%, 01/14/16 (D)	200	210
SunTrust Preferred Capital I
4.000%, 02/13/12 (A)	259	185
Svensk Exportkredit
1.750%, 10/20/15	1,820	1,850
1.750%, 05/30/17	550	553
Svenska Handelsbanken
2.875%, 04/04/17	1,370	1,389
Swedbank Hypotek
2.375%, 04/05/17 (D)	1,395	1,410
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	1,300	1,679
Toyota Motor Credit MTN
3.400%, 09/15/21	810	852
UBS MTN
2.250%, 01/28/14	1,050	1,055
Ventas Realty L.P. ‡
4.000%, 04/30/19	2,190	2,246

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia
5.250%, 08/01/14	$2,570	$2,742
Wachovia Capital Trust III
5.570%, 05/31/16 (A)	2,850	2,722
WEA Finance LLC
7.125%, 04/15/18 (D)	3,000	3,554
6.750%, 09/02/19 (D)	1,230	1,451
4.625%, 05/10/21 (D)	240	254
Wells Fargo MTN
4.600%, 04/01/21	160	178
3.676%, 06/15/16 (G)	680	724
2.100%, 05/08/17	1,410	1,413
Wells Fargo Capital X
5.950%, 12/15/36	760	763
Westpac Banking
4.875%, 11/19/19	105	114
Woodbourne Capital Trust III
1.360%, 04/08/49 (A) (D)	500	180
Woodbourne Capital Trust IV
1.360%, 04/08/49 (A) (D)	275	99
WR Berkley
5.375%, 09/15/20	85	92
4.625%, 03/15/22	326	329

		316,406

Health Care — 1.5%
Amgen
5.650%, 06/15/42	1,060	1,183
5.375%, 05/15/43	405	438
5.150%, 11/15/41	985	1,028
Aristotle Holding
3.500%, 11/15/16 (D)	2,270	2,390
2.650%, 02/15/17 (D)	1,335	1,358
2.100%, 02/12/15 (D)	1,175	1,186
Becton Dickinson
3.125%, 11/08/21	185	193
Boston Scientific
6.400%, 06/15/16	820	944
Coventry Health Care
5.950%, 03/15/17	1,062	1,205
Gilead Sciences
5.650%, 12/01/41	650	758
4.500%, 04/01/21	510	567
GlaxoSmithKline Capital
5.650%, 05/15/18	810	979
2.850%, 05/08/22	870	885
1.500%, 05/08/17	2,280	2,284
HCA
7.500%, 11/15/95	3,800	3,040
Humana
7.200%, 06/15/18	1,150	1,382
Life Technologies
5.000%, 01/15/21	430	478
Medtronic
4.450%, 03/15/20	730	838
Roche Holdings
6.000%, 03/01/19 (D)	730	908
Tenet Healthcare
8.875%, 07/01/19	900	1,010
Thermo Fisher Scientific
3.600%, 08/15/21	350	376
3.200%, 03/01/16	435	466
UnitedHealth Group
6.875%, 02/15/38	100	139
6.000%, 06/15/17	51	61
5.800%, 03/15/36	280	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.700%, 10/15/40	$510	$628
3.875%, 10/15/20	530	577
WellPoint
6.800%, 08/01/12	1,000	1,005
5.875%, 06/15/17	2,190	2,583
4.625%, 05/15/42	250	258
3.125%, 05/15/22	545	549
Wyeth
5.950%, 04/01/37	1,100	1,444

		31,486

Industrials — 1.0%
ABB Finance USA
1.625%, 05/08/17	410	412
ADT
4.875%, 07/15/42 (D)	405	397
3.500%, 07/15/22 (D)	623	625
2.250%, 07/15/17 (D)	461	463
BAE Systems
4.750%, 10/11/21 (D)	1,785	1,918
Boeing
4.875%, 02/15/20	1,380	1,656
Cedar Brakes I LLC
8.500%, 02/15/14 (D)	475	498
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/20	2,661	2,874
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	1,550	1,682
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/16	2,654	3,039
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/22	1,393	1,497
Hutchison Whampoa International 11
4.625%, 01/13/22 (D)	640	671
3.500%, 01/13/17 (D)	235	244
JetBlue Airways, Ser 2004-2, Cl G1
0.842%, 08/15/16 (A)	2,471	2,292
Kansas City Southern de Mexico
12.500%, 04/01/16	522	592
Lockheed Martin
3.350%, 09/15/21	1,035	1,070
Northrop Grumman
1.850%, 11/15/15	1,140	1,155
Raytheon
3.125%, 10/15/20	430	451
United Air Lines
9.750%, 01/15/17	200	228
United Parcel Service
4.500%, 01/15/13	980	1,002
United Technologies
4.500%, 06/01/42	1,530	1,681
3.100%, 06/01/22	1,945	2,038
1.800%, 06/01/17	560	572
1.200%, 06/01/15	280	283
Waste Management
7.375%, 05/15/29	330	437
2.600%, 09/01/16	290	298

		28,075

Information Technology — 0.0%
Fiserv
3.125%, 06/15/16	505	521

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett-Packard
6.000%, 09/15/41	$400	$441
2.600%, 09/15/17	345	346
National Semiconductor
6.600%, 06/15/17	170	210

		1,518

Materials — 0.8%
Barrick
3.850%, 04/01/22	985	1,020
Barrick North America Finance LLC
4.400%, 05/30/21	1,350	1,455
BHP Billiton Finance USA
3.250%, 11/21/21	2,110	2,202
Celulosa Arauco y Constitucion
4.750%, 01/11/22 (D)	400	409
4.750%, 01/11/22	120	123
CodelCo
4.750%, 10/15/14 (D)	470	501
Dow Chemical
8.550%, 05/15/19	178	237
5.250%, 11/15/41	420	464
Ecolab
4.350%, 12/08/21	290	321
FMG Resources August 2006 Pty
6.375%, 02/01/16 (D) (C)	120	121
Freeport-McMoRan Copper
3.550%, 03/01/22	1,300	1,279
LyondellBasell Industries
6.000%, 11/15/21 (D)	200	220
5.750%, 04/15/24 (D)	200	214
5.000%, 04/15/19 (D)	200	210
Novelis
8.750%, 12/15/20	190	205
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	323
PPG Industries
5.750%, 03/15/13	435	450
Rio Tinto Finance USA Ltd.
6.500%, 07/15/18	2,190	2,699
3.750%, 09/20/21	490	526
Steel Dynamics
6.750%, 04/01/15	810	822
Teck Resources Limited
10.250%, 05/15/16	52	58
6.250%, 07/15/41	326	365
Vale Overseas Limited
6.875%, 11/21/36	1,510	1,752
4.375%, 01/11/22	2,358	2,401

		18,377

Telecommunication Services — 1.1%
America Movil
5.625%, 11/15/17	440	515
5.000%, 03/30/20	750	852
2.375%, 09/08/16	415	426
AT&T
6.500%, 09/01/37	1,380	1,754
6.450%, 06/15/34	625	778
6.400%, 05/15/38	285	359
5.600%, 05/15/18	60	72
5.550%, 08/15/41	40	48
5.500%, 02/01/18	1,880	2,234
5.350%, 09/01/40	380	436
5.100%, 09/15/14	1,530	1,670

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.600%, 02/15/17	$840	$841
0.875%, 02/13/15	1,250	1,249
British Telecommunications PLC
9.625%, 12/15/30	50	75
Cellco Partnership
8.500%, 11/15/18	490	670
CenturyLink
7.650%, 03/15/42	290	281
Deutsche Telekom International Finance
5.750%, 03/23/16	1,380	1,547
2.250%, 03/06/17 (D)	1,690	1,670
Intelsat Jackson Holdings
7.500%, 04/01/21	250	264
Rogers Communications
6.750%, 03/15/15	1,015	1,161
Sprint Capital
8.750%, 03/15/32	910	828
6.875%, 11/15/28	100	80
Telefonica Emisiones SAU
5.877%, 07/15/19	90	81
5.134%, 04/27/20	290	250
Telefonica Moviles Chile
2.875%, 11/09/15 (D)	505	507
Telemar Norte Leste SA
5.500%, 10/23/20 (D)	210	214
Verizon Communications
6.100%, 04/15/18	465	567
6.000%, 04/01/41	570	723
5.500%, 02/15/18	1,920	2,273
Verizon Global Funding
7.750%, 12/01/30	1,060	1,495
5.850%, 09/15/35	115	142

		24,062

Utilities — 2.0%
Ameren
8.875%, 05/15/14	640	713
Aquila
11.875%, 07/01/12	2,535	2,535
Arizona Public Service
4.500%, 04/01/42	600	619
Calpine
7.500%, 02/15/21 (D)	860	929
Carolina Power & Light
4.100%, 05/15/42	470	490
Cedar Brakes II LLC
9.875%, 09/01/13 (D)	654	676
Cleveland Electric Illuminating
8.875%, 11/15/18	680	909
CMS Energy
5.050%, 03/15/22	410	425
2.750%, 05/15/14	385	387
Comision Federal de Electricidad
5.750%, 02/14/42 (D)	380	399
Dominion Resources
8.875%, 01/15/19	675	918
1.950%, 08/15/16	265	270
Duke Energy
6.300%, 02/01/14	140	151
Duke Energy Carolinas LLC
5.625%, 11/30/12	1,470	1,500
Duke Energy Indiana
4.200%, 03/15/42	545	563
Energy Future Holdings
10.000%, 12/01/20	686	746

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exelon
5.625%, 06/15/35	$1,060	$1,149
Exelon Generation LLC
6.250%, 10/01/39	45	49
5.200%, 10/01/19	40	44
FirstEnergy, Ser C
7.375%, 11/15/31	1,735	2,178
Florida Gas Transmission
3.875%, 07/15/22 (D)	1,700	1,709
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,374
Midamerican Energy Holdings
6.500%, 09/15/37 (C)	1,215	1,600
6.125%, 04/01/36	125	156
Nisource Finance
6.800%, 01/15/19	2,261	2,711
5.250%, 02/15/43	375	380
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,285
5.300%, 06/01/42 (D)	1,500	1,580
Pacific Gas & Electric
8.250%, 10/15/18	280	377
5.800%, 03/01/37	800	994
4.450%, 04/15/42	700	735
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,098
PPL Capital Funding
4.200%, 06/15/22	605	607
PPL WEM Holdings PLC
3.900%, 05/01/16 (D)	715	749
Progress Energy
3.150%, 04/01/22	495	500
PSEG Power LLC
2.750%, 09/15/16	320	325
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,161
PVNGS II Funding
8.000%, 12/30/15	1,279	1,328
San Diego Gas & Electric
4.300%, 04/01/42	140	156
Southern California Edison
4.050%, 03/15/42	280	292
Southwestern Electric Power
3.550%, 02/15/22	890	907
Texas-New Mexico Power
9.500%, 04/01/19 (D)	1,380	1,882

		42,556

Total Corporate Obligations (Cost $576,680) ($ Thousands)		611,868

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Bills (B)
0.099%, 09/13/12 (H)	40	40
0.072%, 08/30/12	6,005	6,004
U.S. Treasury Bonds
7.625%, 02/15/25	2,950	4,829
4.500%, 02/15/36 to 05/15/38	12,088	16,313
4.375%, 05/15/41	2,639	3,525
4.250%, 11/15/40	1,638	2,143
3.750%, 08/15/41 (H)	12,245	14,767
3.125%, 11/15/41 to 02/15/42	89,871	96,574
3.000%, 05/15/42	1,971	2,064

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Inflation Protected Security
3.875%, 04/15/29	$602	$972
2.375%, 01/15/25 (H)	952	1,254
2.125%, 02/15/41	3,987	5,691
1.750%, 01/15/28	297	372
0.625%, 04/15/13	3,015	3,020
U.S. Treasury Notes
3.375%, 07/31/13	8,532	8,819
3.000%, 09/30/16	5,140	5,649
2.750%, 10/31/13	7,965	8,224
2.625%, 08/15/20	8,648	9,518
2.375%, 02/28/15	6,074	6,391
2.000%, 11/15/21 to 02/15/22	8,481	8,773
1.875%, 02/28/14 to 10/31/17	5,882	6,144
1.750%, 07/31/15 to 05/15/22	18,164	18,424
1.375%, 10/15/12 to 11/15/12	4,735	4,753
1.250%, 04/30/19	16,300	16,481
1.000%, 09/30/16	1,040	1,056
0.875%, 12/31/16 to 01/31/17	29,964	30,225
0.750%, 06/30/17	8,074	8,082
0.625%, 05/31/17	6,246	6,217
0.375%, 03/15/15 to 06/15/15	30,644	30,621
0.250%, 10/31/13 to 05/31/14	18,272	18,260

Total U.S. Treasury Obligations (Cost $331,022) ($ Thousands)		345,205

ASSET-BACKED SECURITIES — 8.4%

Automotive — 0.1%
Ally Auto Receivables Trust, Ser 2011- 4, Cl A2
0.650%, 03/17/14	391	391
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/17	910	910
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (D)	600	649
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (D)	140	147
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/18 (D)	475	490
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	148	148
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	74	74
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (D)	1,100	1,207
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/15	764	769
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (D)	721	734
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/15	443	444

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.400%, 08/15/16	$593	$593

		6,556

Credit Cards — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.517%, 07/15/15 (A)	2,108	2,107
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.322%, 09/15/15 (A)	213	213
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.302%, 01/15/16 (A)	127	127
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.768%, 10/15/15 (A)	1,919	1,921
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.968%, 09/15/15 (A)	817	832
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
2.992%, 08/15/18 (A) (D)	2,226	2,338
GE Capital Credit Card Master Note Trust, Ser 2012-4, Cl A
0.541%, 06/15/18 (A)	1,347	1,347
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	763	771

		9,656

Mortgage Related Securities — 1.6%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.515%, 04/25/28 (A)	34	29
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.485%, 03/25/30 (A)	2,881	973
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	1,748	1,706
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.345%, 03/25/37 (A)	431	427
Centex Home Equity, Ser 2006-A, Cl AV4
0.495%, 06/25/36 (A)	4,917	2,813
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.285%, 12/25/36 (A)	39	39
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/32 (A)	576	580
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
0.715%, 05/25/39 (A) (D)	1,153	967
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.504%, 01/20/35 (A)	3,356	3,119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.404%, 01/20/36 (A)	$3,027	$2,780
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.474%, 03/20/36 (A)	4,182	3,653
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.615%, 06/25/35 (A)	3,051	2,890
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.285%, 01/25/37 (A)	2	2
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.675%, 06/25/35 (A)	3,800	3,207
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.845%, 01/25/32 (A)	193	170
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.385%, 01/25/37 (A)	9,500	3,280
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.495%, 07/25/37 (A)	4,574	1,651
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	644	635
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.405%, 01/25/37 (A)	6,450	2,623
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (A) (D)	44	43

		31,589

Other Asset-Backed Securities — 6.3%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.100%, 12/27/44 (A) (D)	2,100	1,946
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.501%, 06/14/37 (A) (D)	2,344	2,063
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,330	1,354
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	515	523
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.042%, 02/15/17 (A)	2,770	2,781
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	800	805
Avalon IV Capital, Ser 2012-1A, Cl C
3.600%, 04/17/23 (A) (D)	675	642
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/33 (A) (D)	2,118	1,737
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.645%, 08/25/43 (A)	2,665	2,538
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.584%, 12/26/24 (A)	1,411	1,287

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.691%, 02/25/35 (A)	$2,200	$2,090
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.466%, 10/27/36 (A)	1,000	951
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.645%, 09/25/35 (A)	2,643	2,539
CIT Education Loan Trust, Ser 2007-1, Cl A
0.558%, 03/25/42 (A) (D)	2,085	1,901
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,447
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	480	467
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.845%, 06/25/33 (A)	38	33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.705%, 10/25/35 (A)	2,295	2,235
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.345%, 09/25/47 (A)	14	14
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.045%, 10/25/47 (A)	4,468	2,981
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.502%, 10/15/28 (A)	34	32
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.542%, 02/15/34 (A)	779	498
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.392%, 11/15/36 (A)	186	136
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.792%, 11/15/28 (A)	134	116
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	325	330
Cronos Containers Program, Ser 2012- 1A, Cl A
4.210%, 05/18/27 (D)	1,041	1,049
Educational Funding of the South, Ser 2011-1, Cl A2
1.116%, 04/25/35 (A)	2,100	2,031
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.792%, 09/15/14 (A)	1,710	1,716
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	765	781
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (A)	2,047	2,053
GE Seaco Finance, Ser 2005-1A, Cl A
0.493%, 11/17/20 (A) (D)	2,691	2,588
Genesis Funding, Ser 2006-1A, Cl G1
0.483%, 12/19/32 (A) (D)	2,709	2,371

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	$884	$893
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	308	313
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (A) (D)	2,500	2,737
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (A) (D)	2,073	2,295
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.985%, 03/18/29 (A)	675	549
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,193
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.641%, 06/19/29 (A)	325	260
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.740%, 02/20/30 (A)	375	299
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.739%, 02/20/32 (A)	214	163
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.739%, 03/13/32 (A)	650	522
GSAMP Trust, Ser 2003-SEA, Cl A1
0.645%, 02/25/33 (A)	2,204	1,621
GSAMP Trust, Ser 2006-SEA1, Cl A
0.545%, 05/25/36 (A) (D)	398	378
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.825%, 11/25/35 (A)	3,189	2,509
Keycorp Student Loan Trust, Ser 2002- A, Cl 1A2
0.657%, 08/27/31 (A)	977	892
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	1,592	1,627
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.545%, 11/25/35 (A)	1,314	851
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.575%, 05/25/46 (A)	4,984	995
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	2,996	3,071
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.435%, 07/25/17 (A)	333	276
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/24 (A)	508	504
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.576%, 10/25/33 (A)	1,709	1,582
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.568%, 03/23/37 (A)	1,369	1,261
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.557%, 11/23/22 (A)	1,803	1,796

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.546%, 10/26/26 (A)	$1,942	$1,930
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.537%, 05/27/25 (A)	1,170	1,087
Nelnet Student Loan Trust, Ser 2007- 2A, Cl A3L
0.818%, 03/25/26 (A) (D)	3,109	3,013
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (A)	484	485
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.739%, 10/15/37 (A)	3,050	1,991
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.739%, 04/15/37 (A)	5,501	3,050
Park Place Securities, Ser 2004- WCW1, Cl M2
0.925%, 09/25/34 (A)	3,747	3,419
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.925%, 03/25/33 (A)	42	31
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.340%, 12/25/33 (A)	188	131
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	926
Scholar Funding Trust, Ser 2011-A, Cl A
1.366%, 10/28/43 (A) (D)	1,158	1,133
SLC Student Loan Trust, Ser 2010-1, Cl A
1.349%, 11/25/42 (A)	1,123	1,133
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.758%, 12/15/25 (A) (D)	850	815
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.616%, 01/25/21 (A)	418	417
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.636%, 04/27/20 (A)	1,487	1,483
SLM Student Loan Trust, Ser 2005-1, Cl A2
0.546%, 04/27/20 (A)	481	477
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.566%, 04/25/25 (A)	123	121
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.666%, 07/27/26 (A)	601	608
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.576%, 01/25/27 (A)	1,540	1,455
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.586%, 10/25/40 (A)	1,980	1,686
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.466%, 07/25/17 (A)	509	507
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.526%, 01/25/22 (A)	1,383	1,375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A4
2.166%, 07/25/23 (A)	$1,571	$1,634
SLM Student Loan Trust, Ser 2008-9, Cl A
1.966%, 04/25/23 (A)	1,025	1,058
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.642%, 12/15/23 (A) (D)	2,065	2,076
SLM Student Loan Trust, Ser 2012-2, Cl A
0.945%, 01/25/29 (A)	2,656	2,680
SLM Student Loan Trust, Ser 2012-3, Cl A
0.895%, 12/26/25 (A)	1,931	1,931
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.642%, 08/15/25 (A) (D)	1,862	1,876
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.342%, 12/15/21 (A) (D)	1,790	1,792
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.340%, 08/15/23 (A) (D)	1,596	1,597
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	277	283
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.656%, 10/28/28 (A)	706	704
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.666%, 04/28/29 (A)	578	573
South Carolina Student Loan, Ser 2005, Cl A2
0.587%, 12/01/20 (A)	1,850	1,798
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.335%, 03/25/37 (A)	923	907
Structured Asset Securities, Ser 2008- BC4, Cl A3
0.495%, 11/25/37 (A)	2,154	1,997
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.586%, 01/30/23 (A) (D)	2,100	2,050
Symphony CLO Ltd., Ser 2012-9A, Cl C
3.620%, 04/16/22 (A) (D)	750	715
TAL Advantage LLC, Ser 2006-1A, Cl N
0.434%, 04/20/21 (A) (D)	1,112	1,066
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (D)	1,313	1,325
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (D)	215	221
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.490%, 05/15/20 (A) (D)	1,320	1,283
Textainer Marine Containers, Ser 2011- 1A, Cl A
4.700%, 06/15/26 (D)	1,530	1,569
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/36 (D)	1,184	1,311
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (D)	1,960	1,995

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

Triton Container Finance LLC, Ser 2006-1A, Cl N
0.420%, 11/26/21 (A) (D)	$1,943	$1,847
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.390%, 02/26/19 (A) (D)	1,033	1,002

		133,185

Total Asset-Backed Securities (Cost $189,762) ($ Thousands)		180,986

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLB
5.500%, 07/15/36	1,580	2,131
FHLMC
6.750%, 03/15/31	1,170	1,795
FICO STRIPS
9.800%, 04/06/18	850	1,238
9.700%, 04/05/19	1,050	1,585
8.600%, 09/26/19	2,490	3,642
2.717%, 12/27/15 (B)	1,745	1,686
1.893%, 02/08/13 (B)	2,225	2,216
0.00%, 02/08/18 to 09/26/19 (B)	11,780	10,711
FNMA
6.896%, 10/09/19 (B)	1,520	1,232
6.250%, 05/15/29	2,110	3,038
5.250%, 08/01/12	1,860	1,867
Tennessee Valley Authority
5.250%, 09/15/39	880	1,147
4.625%, 09/15/60	1,370	1,662
3.875%, 02/15/21	1,510	1,745

Total U.S. Government Agency Obligations (Cost $30,733) ($ Thousands)		35,695

SOVEREIGN DEBT — 1.4%

Sovereign — 1.4%
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,800	2,057
Japan Treasury Discount Bills
0.089%, 09/10/12 (B) JPY	470,000	5,889
Malaysia Government Bond
4.262%, 09/15/16	9,750	3,205
Mexican Bonos
8.000%, 06/11/20 MXP	71,870	6,322
6.500%, 06/09/22 MXP	54,900	4,418
Mexico Government International Bond
5.750%, 10/12/10 (2110) (C)	684	778
Province of Manitoba Canada
1.750%, 05/30/19	550	553
Province of Ontario Canada
2.450%, 06/29/22	810	799
0.950%, 05/26/15	3,110	3,124
Qatar Government International Bond
5.750%, 01/20/42 (C) (D)	270	322
Slovakia Government International Bond
4.375%, 05/21/22 (D)	1,630	1,606
United Mexican States MTN
6.050%, 01/11/40	248	320

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

United Mexican States, Ser A MTN
7.500%, 04/08/33	$176	$256
6.750%, 09/27/34	748	1,021

Total Sovereign Debt (Cost $29,779) ($ Thousands)		30,670

MUNICIPAL BONDS — 1.2%
American Municipal Power, Ser E, RB
6.270%, 02/15/50	100	115
Brazos Higher Education Authority, Ser 2006-2, RB
1.741%, 06/25/42 (A)	1,250	1,045
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/40	240	301
County of Clark, Ser C, RB
6.820%, 07/01/45	570	780
Florida, Educational Loan Marketing, Sub-Ser B, AMT, RB Callable 01/17/12 @ 100
0.480%, 12/01/36 (A)	2,200	1,650
Los Angeles, Community College District, GO
6.750%, 08/01/49	545	722
Los Angeles, Department of Water & Power, RB
6.574%, 07/01/45	840	1,210
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	367
6.637%, 04/01/57	560	650
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/41	685	966
North Texas, Tollway Authority, RB
6.718%, 01/01/49	613	819
Ohio State University, Ser A, RB
4.800%, 06/01/11 (2111)	215	238
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB,
0.290%, 05/01/46 (A)	4,700	4,374
Santa Clara Valley, Transportation Authority, RB
5.876%, 04/01/32	690	848
State of California, GO
7.600%, 11/01/40	475	618
7.550%, 04/01/39	1,110	1,427
7.300%, 10/01/39	2,735	3,395
6.650%, 03/01/22	265	324
State of Illinois, GO
5.877%, 03/01/19	915	1,015
5.665%, 03/01/18	2,320	2,574
5.365%, 03/01/17	350	385
5.100%, 06/01/33	2,725	2,576
University of California, Ser AD, RB
4.858%, 05/15/12 (2112)	630	646

Total Municipal Bonds (Cost $23,849) ($ Thousands)		27,045

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.8%
Allison Transmission
3.750%, 08/07/14	$887	$875
Aramark
0.094%, 01/26/14	18	17
Aramark LOC
3.400%, 01/26/14	12	11
Aramark, Term Loan
3.711%, 01/26/14	121	120
Aramark, Term Loan B
3.829%, 07/26/16	267	265
Bausch & Lomb, Term Loan
5.250%, 05/10/19	500	497
Brickman Group Holdings, Term Loan
5.500%, 10/14/16	990	988
Charter Communications LLC
4.000%, 04/04/19	500	496
Charter Communications, Term C Loan
3.720%, 09/06/16	992	984
Chesapeak Energy
8.500%, 12/02/17	460	456
Crown Castle International, Term Loan B
4.000%, 01/25/19	500	492
DAE Aviation, Tranche B-1
5.470%, 07/31/14	287	283
DAE Aviation, Tranche B-2
5.470%, 09/27/14	274	270
Dunkin Brands, Term Loan B-2
4.000%, 11/23/17	750	739
First Data, Term Loan
4.245%, 03/24/18	1,515	1,387
First Data, Term Loan B-2
5.239%, 09/24/14	1,837	1,767
Harrah’s Operating, Term Loan B-2
5.489%, 01/28/15	363	338
Hertz
3.750%, 03/04/18	500	494
Intelsat
5.250%, 04/03/18	500	499
Las Vegas Sands, Term B Loan
2.850%, 05/17/14	1,079	1,069
NXP BV
0.000%, 03/04/17 (I)	500	500
Sungard Data Systems
4.091%, 02/28/16	238	235
3.866%, 02/28/16	119	117
Sunguard
3.865%, 02/28/16	51	50
3.864%, 02/28/16	410	404
Telesat Canada, Term Loan B
4.250%, 03/26/19	500	494
Texas Competitive Electric Holdings, Extending Term Loan
4.741%, 10/10/17	1,860	1,111
Univision Communications
4.489%, 09/29/14	2,185	2,140
UPC Financing Partnership
3.739%, 12/30/16	85	84
Wendy’s / Arby’s Group
4.750%, 05/15/19	578	574
0.000%, 05/15/19 (I)	462	458

Total Loan Participations (Cost $19,150) ($ Thousands)		18,214

Description	Shares/Contracts/ Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%
Citigroup Capital XII (A)	11	$285
Citigroup Capital XIII (A)	33	893

Total Preferred Stock (Cost $1,148) ($ Thousands)		1,178

	Number of Warrants

WARRANT — 0.0%
SemGroup Warrants, Expires: 2014 *	1,362	12

Total Warrant (Cost $0) ($ Thousands)		12

PURCHASED OPTIONS — 0.0%
December 2012 2 Year Midcurve Put, Expires: 12/22/12
Strike Price: $98.75*	273	27
December 2012 3 Year Midcurve Put, Expires: 12/22/12
Strike Price: $97.25*	200	9
Strike Price: $98.25*	200	42
December 2012 IMM Euro Future Put, Expires: 12/22/12
Strike Price: $98.88*	100	5
CDX.NA.HY.18 Futures Call, Expires:
07/21/2012
Strike Price: $93.00*	9,124,000	26

Total Purchased Options (Cost $597) ($ Thousands)		109

COMMERCIAL PAPER — 0.3%
National Rural Utilities Cooperative Finance
0.150%, 07/17/12	$5,960	5,960

Total Commercial Paper (Cost $5,960) ($ Thousands)		5,960

CASH EQUIVALENTS — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**†	122,577,733	122,578

Total Cash Equivalents (Cost 122,578) ($ Thousands)	.	122,578

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.150%**†(F)	14,654,934	11,372

Total Affiliated Partnership (Cost $14,654) ($ Thousands)	.	11,372

Total Investments — 107.0% (Cost $2,244,740)($ Thousands) ††		$2,312,164

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
CDX.NA.HY.18 Future Call, Expires: 07/21/12, Strike Price: $88.00*	(9,124,000)	$(3)
December 2012 2 Year Midcurve Put, Expires: 12/14/12, Strike Price: $98.25*	(273)	(10)
December 2012 3 Year Midcurve, Put, Expires: 12/14/12, Strike Price: $97.75*	(400)	(38)
December 2012 IMM Euro Future Put, Expires: 09/17/12, Strike Price: $98.88*	(100)	(1)
November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20, Strike Inflation: 0.00%*	(3,990,000)	(9)

Total Written Options (Premiums Received $(382)) ($ Thousands) @		$(61)

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	99	Mar-2013	$23
90-Day Euro$	(99)	Mar-2014	(16)
U.S. 10-Year Treasury Note	(486)	Sep-2012	(111)
U.S. 2-Year Treasury Note	(168)	Sep-2012	34
U.S. 5-Year Treasury Note	(50)	Oct-2012	(7)
U.S. Long Treasury Bond	(243)	Sep-2012	(229)
U.S. Ultra Long Treasury Bond	(51)	Sep-2012	14

			$(292)

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/15/12	USD	3,488	BRL	6,970	$(65)
8/16/12	CAD	6,866	USD	6,774	44
8/16/12	EUR	16,061	USD	20,950	562
8/16/12	USD	6,872	CAD	6,866	(142)
9/10/12	JPY	470,000	USD	5,963	65

					$464

A list of the counterparties for the outstanding forward foreign currency contracts held by the fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup Global Markets	31,747	31,937	$190
Morgan Stanley	11,627	11,901	274

			$464

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

A list of outstanding swap agreements held by the Fund at June 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	2,590	$(1,088)
Barclays Bank PLC	FRANCE 4.25, 4/19	SELL	0.25	09/20/16	(2,985)	(19)
Credit Suisse	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/49	3,055	(1,243)
Deutsche Bank	METLIFE, INC.	SELL	1.00	06/20/18	(1,590)	(109)

						$(2,459)

Total Return Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	3,040	$15
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,287	7

					$22

Percentages are based on a Net Assets of $2,161,356 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	This security or a partial position of this security is on loan at June 30, 202 The total value of securities on loan at June 30, 2012 was $14,244 ($ Thousands).

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. (E) Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $11,372 ($ Thousands).

(G	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2012. The coupon on a step bond changes on a specified date.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	Unsettled Bank Loan. Interest rate not available.

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BRL — Brazil Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index – North American

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

††	At June 30, 2012, the tax basis cost of the Fund’s investments was $2,244,740($ Thousands), and the unrealized appreciation and depreciation were $124,744($ Thousands) and ($57,320)($ Thousands), respectively.

@	At June 30, 2012, the tax basis proceeds of the Fund’s written options was $382($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and ($321)($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	—	921,272	—	921,272
Corporate Obligations	—	611,868	3	611,868
U.S. Treasury Obligations	—	345,205	—	345,205
Asset-Backed Securities	—	180,986	—	180,986
U.S. Government Agency Obligations	—	35,695	—	35,695
Sovereign Debt	—	30,670	—	30,670
Preferred Stock	1,178	—	—	1,178
Purchased Options	83	—	26	109
Warrant	—	12	—	12
Loan Participations	—	18,214	—	18,214
Commercial Paper	—	5,960	—	5,960
Municipal Bonds	—	27,045	—	27,045
Affiliated Partnership	—	11,372	—	11,372
Cash Equivalents	122,578	—	—	122,578

Total Investments in Securities	$123,839	$2,188,296	$29	$2,312,164

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(292)	$—	$—	$(292)
Written Options	(52)	(9)	—	(61)
Forwards*	—	464	—	464
Credit Default Swaps*	—	(2,459)	—	(2,459)
Total Return Swaps*	—	22	—	22

Total Other Financial Instruments	$(344)	$(1,982)	$—	$(2,326)

*	Futures contracts, forwards and swaps are value at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Corporate Obligations
Beginning balance as of October 1, 2011	$3
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$3

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

Purchased Options
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	26
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$26

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2012

As of June 30, 2012, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $5.6 million, and is the seller (“providing protection”) on a total notional amount of $4.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(166,131)	$(160,267)	—	—	$(326,398)
Maximum potential amount of future payments	1,590,000	2,985,000	—	—	$4,575,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 200	$—	$—	$2,985,000	$—	$—	$2,985,000
201 - 400	—	—	—	1,590,000	—	1,590,000
Greater than 400	—	—	—	—	—	—

Total	$—	$—	$2,985,000	$1,590,000	$—	$4,575,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.9%

Agency Mortgage-Backed Obligations — 33.7%
FHLMC
11.000%, 02/17/21	$302	$320
10.000%, 03/17/26 to 10/01/30	1,099	1,256
7.500%, 01/01/32 to 09/01/38	1,222	1,482
6.500%, 10/01/31 to 09/01/38	2,059	2,329
6.000%, 08/01/15 to 09/01/38	4,819	5,336
5.500%, 06/01/20 to 08/01/38	9,096	9,942
5.000%, 03/01/34 to 07/01/41	11,456	12,509
4.500%, 04/01/35 to 06/01/42	10,040	11,005
4.000%, 11/01/31 to 06/01/42	15,666	16,911
3.500%, 01/01/32 to 05/01/32	380	403
FHLMC ARM (A)
6.479%, 10/01/37	216	239
6.393%, 02/01/37	178	193
6.046%, 10/01/37	87	92
6.024%, 11/01/36	143	152
6.012%, 04/01/37	66	72
5.992%, 04/01/37	151	162
5.927%, 03/01/37	11	12
5.833%, 11/01/37	—	—
5.661%, 11/01/39	1,298	1,406
5.626%, 06/01/37	255	276
5.608%, 10/01/38	86	94
5.055%, 07/01/36	243	260
4.989%, 01/01/35	203	218
4.916%, 02/01/36	556	596
3.531%, 05/01/37	569	609
3.477%, 05/01/37	338	360
3.364%, 03/01/36	898	969
3.239%, 05/01/38	222	238
3.220%, 03/01/37	270	289
3.125%, 05/01/37	412	441
2.886%, 11/01/36	50	54
2.300%, 04/01/37	46	49
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,068	1,105
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	475	542
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	466	535
FHLMC CMO, Ser 2002-48, Cl 1A
6.257%, 07/25/33 (A)	8	9
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	85	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	$118	$135
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	119	137
FHLMC CMO, Ser 2005-2945, Cl SA
11.859%, 03/15/20 (A)	79	92
FHLMC CMO, Ser 2005-2967, PO
0.000%, 04/15/20	196	192
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	204	229
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	227	218
FHLMC CMO, Ser 2006-3117, PO
0.000%, 02/15/36	223	214
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	173	163
FHLMC CMO, Ser 2006-3200, PO
0.000%, 08/15/36	239	213
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	360	421
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/37	65	59
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/27	400	463
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.758%, 11/15/37 (A)	266	32
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	341	374
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.808%, 05/15/38 (A)	336	41
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	254	282
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	208	195
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	1,113	1,251
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	379	357
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	209	198

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	$1,805	$1,970
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/40	135	128
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/37	1,888	1,978
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	1,843	1,959
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	771	903
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	383	61
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	509	41
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	726	83
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	862	53
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	711	74
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	442	41
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	627	60
FHLMC CMO, Ser 2011-3804, Cl FN
0.692%, 03/15/39 (A)	1,151	1,153
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,078	1,248
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (A)	191	200
FHLMC CMO, Ser 2011-3925, Cl FL
0.692%, 01/15/41 (A)	961	962
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/41	970	1,045
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	184	208
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	349	359
FHLMC CMO, Ser 239, Cl S30, IO
7.458%, 08/15/36 (A)	621	89
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	417	476
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	303	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	$59	$59
FHLMC CMO, Ser 2631, Cl SA
14.407%, 06/15/33 (A)	163	204
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	25	24
FHLMC CMO, Ser 2695, Cl SX
15.981%, 10/15/33 (A)	25	26
FHLMC CMO, Ser 2725, Cl SC
8.717%, 11/15/33 (A)	55	64
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	30	28
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	111	108
FHLMC CMO, Ser 3001, Cl HP
21.033%, 05/15/35 (A)	111	170
FHLMC CMO, Ser 3006, Cl QS
19.495%, 07/15/35 (A)	265	379
FHLMC CMO, Ser 3012, Cl GK
23.662%, 06/15/35 (A)	132	206
FHLMC CMO, Ser 3217, Cl CX, IO
6.348%, 09/15/36 (A)	635	88
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	322	301
FHLMC CMO, Ser 3262, Cl SG, IO
6.158%, 01/15/37 (A)	666	114
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	325
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	91	88
FHLMC CMO, Ser 3383, Cl SA, IO
6.208%, 11/15/37 (A)	714	104
FHLMC CMO, Ser 3422, Cl SE
16.846%, 02/15/38 (A)	66	92
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	286	27
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	89
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	135	128
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	2,163	2,230
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	547	578
FHLMC CMO, Ser 3632, Cl BS
16.694%, 02/15/40 (A)	100	159
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	715	96
FHLMC CMO, Ser 6960, Cl SJ
8.787%, 10/15/33 (A)	113	117

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	$797	$969
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	198	226
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	133	148
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	434	518
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	552	636
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	636	754
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	208	242
FHLMC CMO, Ser T-76, Cl 2A
4.727%, 10/25/37 (A)	312	317
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	371	422
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K014, Cl A2
3.871%, 04/25/21	484	539
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	342	386
FHLMC TBA
4.500%, 07/15/42 to 09/15/42	2,766	2,953
4.000%, 07/15/42	299	317
3.500%, 03/01/32 to 07/15/42	4,460	4,681
3.000%, 08/01/42	1,100	1,121
2.500%, 07/15/27 to 08/15/27	5,065	5,197
FHLMC-GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/23	365	381
FNMA
7.500%, 10/01/37 to 04/01/39	980	1,184
7.000%, 04/01/32 to 01/01/39	575	668
6.500%, 05/01/27 to 10/01/38	2,129	2,433
6.000%, 10/01/19 to 10/01/40	15,664	17,499
5.500%, 02/01/21 to 07/01/39	1,439	1,581
5.000%, 01/01/20 to 09/01/41	26,825	29,519
4.640%, 01/01/21	493	565
4.540%, 01/01/20	485	551
4.530%, 12/01/19	488	555
4.500%, 08/01/21 to 07/01/42	8,291	9,079
4.390%, 05/01/21	250	284
4.380%, 01/01/21 to 04/01/21	1,483	1,681

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.369%, 02/01/20	$488	$552
4.360%, 05/01/21	1,000	1,166
4.303%, 07/01/21	1,182	1,344
4.301%, 01/01/21	295	335
4.300%, 04/01/21	250	283
4.291%, 06/01/21	496	564
4.250%, 04/01/21	750	847
4.240%, 06/01/21	1,000	1,127
4.130%, 08/01/21	990	1,109
4.066%, 07/01/20	400	438
4.060%, 07/01/21	1,000	1,117
4.000%, 01/01/32 to 07/01/42	4,324	4,668
3.632%, 12/01/20	1,247	1,363
3.590%, 12/01/20	488	531
3.505%, 09/01/20	973	1,052
3.500%, 01/01/26 to 11/01/41	6,305	6,725
3.430%, 10/01/20	978	1,053
3.290%, 10/01/20	350	376
3.265%, 01/01/22	969	1,035
3.230%, 11/01/20	350	373
3.000%, 03/01/27 to 05/01/27	5,022	5,298
2.680%, 07/31/42	2,000	2,013
FNMA ARM (A)
6.277%, 09/01/37	92	101
6.204%, 09/01/37	18	19
6.200%, 08/01/36	101	110
5.965%, 07/01/37	345	369
5.922%, 04/01/37	109	117
5.898%, 09/01/37	232	252
5.895%, 04/01/36	240	257
5.879%, 09/01/37	54	59
5.852%, 09/01/37	150	163
5.611%, 01/01/23	119	130
5.500%, 07/01/37	301	324
5.219%, 11/01/37	344	367
4.242%, 07/01/37	177	189
3.946%, 11/01/36	166	178
3.783%, 11/01/37	228	241
3.276%, 03/01/36	296	316
2.941%, 11/01/36	247	263
2.798%, 12/01/36	496	531
2.651%, 12/01/36	228	243
2.570%, 09/01/36	96	103
0.981%, 01/01/19	199	199
FNMA CMO STRIPS, Ser 2005- 360, Cl 2, IO
5.000%, 08/01/35	945	127
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	280	309
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	108	101
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	194	216
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	90	103

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	$57	$57
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	429
FNMA CMO, Ser 2003-131, Cl SK
15.710%, 01/25/34 (A)	175	233
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	1,000	1,157
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	106	99
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	170	162
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	94	92
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	95	92
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	11	11
FNMA CMO, Ser 2004-89, Cl SM
17.201%, 09/25/24 (A)	568	806
FNMA CMO, Ser 2005-106, Cl US
23.667%, 11/25/35 (A)	722	1,127
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	1,364	1,488
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	154	168
FNMA CMO, Ser 2005-72, Cl SB
16.262%, 08/25/35 (A)	212	277
FNMA CMO, Ser 2005-90, Cl ES
16.262%, 10/25/35 (A)	170	238
FNMA CMO, Ser 2006-117, Cl GS, IO
6.405%, 12/25/36 (A)	217	32
FNMA CMO, Ser 2006-118, Cl A2
0.309%, 12/25/36 (A)	205	196
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	127	120
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	135	127
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	97	94
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	128	125
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	590	716
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	147	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-100, Cl SM, IO
6.205%, 10/25/37 (A)	$528	$76
FNMA CMO, Ser 2007-101, Cl A2
0.495%, 06/27/36 (A)	186	184
FNMA CMO, Ser 2007-112, Cl SA, IO
6.205%, 12/25/37 (A)	454	68
FNMA CMO, Ser 2007-114, Cl A6
0.445%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
5.837%, 01/25/38 (A)	288	16
FNMA CMO, Ser 2007-29, Cl SG
21.849%, 04/25/37 (A)	72	105
FNMA CMO, Ser 2007-65, Cl KI, IO
6.375%, 07/25/37 (A)	437	59
FNMA CMO, Ser 2007-72, Cl EK, IO
6.155%, 07/25/37 (A)	492	77
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	174	170
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,142
FNMA CMO, Ser 2007-85, Cl SG
15.637%, 09/25/37 (A)	128	175
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	683	8
FNMA CMO, Ser 2008-4, Cl SD, IO
5.755%, 02/25/38 (A)	879	134
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	288
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39 (A)	300	321
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	579	640
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	346	367
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	661	744
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	422	56
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	649	688
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	331	320
FNMA CMO, Ser 2009-84, Cl WS, IO
5.655%, 10/25/39 (A)	347	43

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	$2,219	$2,128
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	223	29
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	271	253
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	978	49
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	213	229
FNMA CMO, Ser 2009-99, Cl SC, IO
5.935%, 12/25/39 (A)	359	50
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	368	416
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	691	765
FNMA CMO, Ser 2010-1, Cl WA
6.150%, 02/25/40 (A)	161	183
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	172	196
FNMA CMO, Ser 2010-23, Cl KS, IO
6.855%, 02/25/40 (A)	574	82
FNMA CMO, Ser 2010-35, Cl SB, IO
6.175%, 04/25/40 (A)	432	63
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	135	124
FNMA CMO, Ser 2010-68, Cl SA, IO
4.755%, 07/25/40 (A)	1,285	232
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	259
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,186
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/41	873	1,073
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	497	526
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	154	163
FNMA CMO, Ser 2012-14, Cl FG
0.645%, 07/25/40 (A)	975	975
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/42	696	783
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/41	595	692
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	368	434
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/31	381	444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	$419	$474
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	397	462
FNMA Interest CMO, Ser 1998- 300, PO
0.000%, 09/01/24	168	156
FNMA TBA
4.500%, 08/01/33 to 08/25/42	3,285	3,522
3.500%, 07/25/42	570	599
3.000%, 08/15/42	875	895
2.500%, 07/25/27 to 09/15/27	6,530	6,707
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.855%, 06/25/42 (A)	504	82
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.051%, 12/25/42 (A)	275	322
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/43	245	265
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	81	95
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	263	306
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	496	597
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	635	733
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.465%, 03/25/45 (A)	659	655
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	330	385
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.465%, 02/25/36 (A)	285	283
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.505%, 11/25/46 (A)	406	404
GNMA
7.500%, 10/15/37	228	267
7.000%, 09/15/31	97	117
6.500%, 12/15/35	987	1,130
6.000%, 09/20/38 to 01/15/40	1,820	2,044
GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	650	693
3.000%, 08/20/41 to 01/20/42	666	704
1.625%, 02/20/34	570	591

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	$812	$949
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	156	172
GNMA CMO, Ser 2003-97, Cl SA, IO
6.307%, 11/16/33 (A)	540	109
GNMA CMO, Ser 2004-11, Cl SX
16.793%, 02/20/34 (A)	37	60
GNMA CMO, Ser 2004-28, Cl SV
8.756%, 04/20/34 (A)	352	384
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	98	97
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	155	162
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	40	40
GNMA CMO, Ser 2004-87, Cl SB
7.393%, 03/17/33 (A)	239	259
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/33	400	383
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	494
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	77	73
GNMA CMO, Ser 2006-38, Cl SG, IO
6.410%, 09/20/33 (A)	447	35
GNMA CMO, Ser 2007-26, Cl SW, IO
5.956%, 05/20/37 (A)	699	107
GNMA CMO, Ser 2007-27, Cl SD, IO
5.956%, 05/20/37 (A)	422	62
GNMA CMO, Ser 2007-72, Cl US, IO
6.306%, 11/20/37 (A)	262	43
GNMA CMO, Ser 2007-78, Cl SA, IO
6.287%, 12/16/37 (A)	2,618	471
GNMA CMO, Ser 2007-82, Cl SA, IO
6.286%, 12/20/37 (A)	356	58
GNMA CMO, Ser 2007-9, Cl CI, IO
5.956%, 03/20/37 (A)	554	82
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/38	150	144
GNMA CMO, Ser 2008-10, Cl S, IO
5.586%, 02/20/38 (A)	554	78
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	112	109
GNMA CMO, Ser 2008-33, Cl XS, IO
7.457%, 04/16/38 (A)	266	42

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-55, Cl SA, IO
5.956%, 06/20/38 (A)	$627	$91
GNMA CMO, Ser 2009-106, Cl AS, IO
6.157%, 11/16/39 (A)	604	100
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	346	66
GNMA CMO, Ser 2009-24, Cl DS, IO
6.056%, 03/20/39 (A)	886	101
GNMA CMO, Ser 2009-25, Cl SE, IO
7.356%, 09/20/38 (A)	439	70
GNMA CMO, Ser 2009-43, Cl SA, IO
5.706%, 06/20/39 (A)	507	67
GNMA CMO, Ser 2009-6, Cl SH, IO
5.796%, 02/20/39 (A)	425	58
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	207	29
GNMA CMO, Ser 2009-65, Cl TS, IO
6.156%, 12/20/38 (A)	827	111
GNMA CMO, Ser 2009-66, Cl XS, IO
6.557%, 07/16/39 (A)	4,822	660
GNMA CMO, Ser 2009-67, Cl SA, IO
5.807%, 08/16/39 (A)	346	45
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	605
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	460	433
GNMA CMO, Ser 2009-83, Cl TS, IO
5.856%, 08/20/39 (A)	619	80
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/39	293	335
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	111
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	459	411
GNMA CMO, Ser 2010-4, Cl NS, IO
6.147%, 01/16/40 (A)	5,679	914
GNMA CMO, Ser 2010-47, Cl PX, IO
6.460%, 06/20/37 (A)	888	143
GNMA TBA
3.500%, 07/25/42	2,035	2,177

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	$437	$457

		278,423

Non-Agency Mortgage-Backed Obligations — 9.2%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.454%, 02/02/37 (A) (C)	209	202
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (C)	325	327
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (C)	200	203
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (C)	300	307
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (C)	145	148
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/58 (A) (C)	190	199
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.728%, 02/25/45 (A)	1,098	950
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.191%, 05/24/36 (A) (C)	185	184
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.191%, 05/24/36 (A) (C)	100	97
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.674%, 03/26/37 (A) (C)	733	721
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.434%, 10/28/36 (A) (C)	83	82
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	136	139
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	164	168
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	160	166
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	360	376
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	80	82
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	119	121
Banc of America Funding, Ser 2004-C, Cl 1A1
5.040%, 12/20/34 (A)	72	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-G, Cl 2A3
0.414%, 07/20/36 (A)	$983	$972
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/37 (C)	271	281
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (A) (C)	193	203
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	34	34
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	75	75
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	60	60
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	365	397
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	109
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	312
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	100	112
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	215	243
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	254
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	41	41
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.795%, 05/25/18 (A)	94	90
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.695%, 08/25/18 (A)	41	39
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	206

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	$70	$72
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	97	100
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	488	517
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/37 (C)	159	161
BCAP LLC Trust, Ser 2009- RR13, Cl 11A1
5.250%, 05/26/37 (A) (C)	15	15
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/37 (A) (C)	131	137
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/36 (A) (C)	190	194
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.099%, 04/26/37 (A) (C)	312	310
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (C)	66	66
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.019%, 04/26/35 (A) (C)	86	84
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
3.890%, 07/26/45 (A) (C)	225	211
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.039%, 01/26/36 (A) (C)	131	123
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.852%, 02/26/47 (A) (C)	59	55
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (C)	189	187
BCAP LLC Trust, Ser 2011-RR5
0.389%, 05/28/36 (A) (C)	226	200
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.796%, 07/26/36 (A) (C)	169	161
BCAP Trust, Ser 2011-RR10, Cl 2A1
0.000%, 09/26/37 (A) (C)	460	405
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.415%, 08/26/36 (A) (C)	458	433
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.083%, 05/25/34 (A)	96	96
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (A)	174	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2002- TOP8, Cl A2
4.830%, 08/15/38	$26	$26
Bear Stearns Commercial Mortgage Securities, Ser 2003- T12, Cl A3
4.240%, 08/13/39 (A)	9	9
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR7, Cl A2
4.945%, 02/11/41	71	71
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR8, IO
0.231%, 06/11/41 (A) (C)	2,516	36
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.144%, 10/12/42 (A)	795	886
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW11, Cl A
5.452%, 03/11/39 (A)	100	112
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A4
5.694%, 06/11/50 (A)	920	1,060
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	290	305
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.695%, 01/25/34 (A)	33	33
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	57	57
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.854%, 02/25/37 (A)	129	129
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.814%, 02/25/37 (A)	61	61
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.030%, 07/25/37 (A)	161	146
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.770%, 07/25/37 (A)	167	170
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	127
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.699%, 12/10/49 (A)	485	560
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	120	118
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.029%, 11/25/38 (A) (C)	236	234

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust,
Ser 2010-7, Cl 10A1
2.612%, 02/25/35 (A) (C)	$104	$103
Citigroup Mortgage Loan Trust,
Ser 2010-8, Cl 5A6
4.000%, 11/25/36 (C)	1,195	1,227
Citigroup Mortgage Loan Trust,
Ser 2010-8, Cl 6A6
4.500%, 12/25/36 (C)	589	607
Citigroup Mortgage Loan Trust,
Ser 2011-3, Cl 1A1
0.325%, 02/25/47 (A) (C)	116	115
Citigroup Mortgage Loan Trust,
Ser 2011-5, Cl 1A1
0.440%, 02/25/46 (A) (C)	147	135
Citigroup, Ser 2005-CD1, Cl AM
5.213%, 07/15/44 (A)	287	310
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Ser 2006-CD2, Cl X, IO
0.078%, 01/15/46 (A) (C)	14,448	30
Citigroup/Deutsch Bank Commercial Mortgage Trust,
Ser 2007-CD4, IO
0.150%, 12/11/49 (A) (C)	12,391	98
Commercial Mortgage Asset
Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	160	165
Commercial Mortgage Pass-Through Certificates,
Ser CR1, Cl A3
3.391%, 05/15/45	342	348
Commercial Mortgage Pass-Through Certificates,
Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates,
Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	393	394
Commercial Mortgage Pass-Through Certificates,
Ser 2012-LC4, Cl A4
3.288%, 12/10/44	560	567
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2003-34, Cl A6
5.250%, 09/25/33	25	25
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2003-39, Cl A6
5.000%, 10/25/33	310	308
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2003-J7, Cl 4A3
9.456%, 08/25/18 (A)	39	43
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	546	564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2004-8, Cl 2A1
4.500%, 06/25/19	$122	$125
Credit Suisse First Boston
Mortgage Securities, Ser 2002- CKS4, Cl A2
5.183%, 11/15/36	30	30
Credit Suisse First Boston
Mortgage Securities, Ser 2003- 27, Cl 5A3
5.250%, 11/25/33	390	403
Credit Suisse First Boston
Mortgage Securities, Ser 2003- 29, Cl 5A1
7.000%, 12/25/33	129	138
Credit Suisse First Boston
Mortgage Securities, Ser 2003- 29, Cl 8A1
6.000%, 11/25/18	145	149
Credit Suisse First Boston
Mortgage Securities, Ser 2003- AR24, Cl 2A4
2.711%, 10/25/33 (A)	1,101	1,021
Credit Suisse First Boston
Mortgage Securities, Ser 2003- C4, Cl B
5.253%, 08/15/36 (A)	221	227
Credit Suisse First Boston
Mortgage Securities, Ser 2005- C1, Cl A3
4.813%, 02/15/38	312	320
Credit Suisse First Boston
Mortgage Securities, Ser 2005- C2, Cl A4
4.832%, 04/15/37	378	401
Credit Suisse First Boston
Mortgage Securities, Ser 2005- C3, Cl AM
4.730%, 07/15/37	188	198
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C2, Cl A3
5.662%, 03/15/39 (A)	215	236
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C3, Cl A3
6.008%, 06/15/38 (A)	575	652
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	285	315
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	985	1,093
Credit Suisse Mortgage Capital
Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	15	15

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	$116	$116
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.245%, 06/28/47 (A) (C)	35	35
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.729%, 09/26/46 (A) (C)	147	146
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (C)	33	33
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (C)	100	91
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.829%, 07/28/36 (A) (C)	148	139
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.495%, 08/28/47 (A) (C)	402	395
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.245%, 03/27/46 (A) (C)	474	470
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/36 (A) (C)	322	318
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	237
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (C)	500	557
Deutsche ALT-A Securities
Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.610%, 02/25/20 (A)	92	95
Deutsche Mortgage Securities,
Ser 2009-RS2, Cl 4A1
0.369%, 04/26/37 (A) (C)	67	65
Developers Diversified Realty,
Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	785	825
FDIC Structured Sale Guaranteed
Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	305	317
First Horizon Asset Securities,
Ser 2003-8, Cl 2A1
4.500%, 09/25/18	127	129
GE Capital Assurance, Ser 2003- 1, Cl A4
5.254%, 05/12/35 (A) (C)	597	633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C3, Cl A7A
4.974%, 07/10/45 (A)	$229	$252
GMAC Commercial Mortgage
Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	50	50
GMAC Commercial Mortgage
Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	186
GMAC Commercial Mortgage
Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	291	296
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.039%, 10/19/33 (A)	224	225
GMAC Mortgage Loan Trust,
Ser 2003-GH2, Cl A4
5.000%, 10/25/33	167	166
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	277	289
GMAC Mortgage Loan Trust,
Ser 2004-J5, Cl A7
6.500%, 01/25/35	214	220
GMAC Mortgage Loan Trust,
Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	107	110
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	201	202
Greenwich Capital Commercial
Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	35	35
Greenwich Capital Commercial
Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (D)	870	922
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	412	420
Greenwich Capital Commercial Funding,
Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	735
Greenwich Capital Commercial
Funding, Ser 2006-GG7, Cl A4
6.071%, 07/10/38 (A)	150	171
Greenwich Capital Commercial
Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	239	265
Greenwich Capital Commercial
Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	953	1,057
GS Mortgage Securities II,
Ser 2006-GG8, Cl X, IO
0.814%, 11/10/39 (A) (C)	3,132	66
GS Mortgage Securities II,
Ser 2011-GC5, Cl A4
3.707%, 08/10/44	1,725	1,809

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSMPS Mortgage Loan Trust,
Ser 2005-RP3, Cl 1AF
0.595%, 09/25/35 (A) (C)	$193	$151
GSR Mortgage Loan Trust,
Ser 2003-13, Cl 1A1
4.441%, 10/25/33 (A)	387	390
GSR Mortgage Loan Trust,
Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	227	238
GSR Mortgage Loan Trust,
Ser 2005-5F, Cl 8A3
0.745%, 06/25/35 (A)	76	72
GSR Mortgage Loan Trust,
Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	48	47
Homestar Mortgage Acceptance,
Ser 2004-5, Cl A1
0.688%, 10/25/34 (A)	1,470	1,402
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	715	781
Impac Secured Assets CMN
Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	126	132
Impac Secured Assets CMN
Owner Trust, Ser 2006-1, Cl 2A1
0.595%, 05/25/36 (A)	119	113
Impac Secured Assets CMO
Owner Trust, Ser 2006-2, Cl 2A1
0.595%, 08/25/36 (A)	156	149
JPMorgan Chase Commercial
Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	136
JPMorgan Chase Commercial
Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	128	129
JPMorgan Chase Commercial
Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	46
JPMorgan Chase Commercial
Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	30	30
JPMorgan Chase Commercial
Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	512	543
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/46 (A)	1,005	1,091
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	108	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial
Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.111%, 06/12/43 (A)	$13,575	$89
JPMorgan Chase Commercial
Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	88	92
JPMorgan Chase Commercial
Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	495	548
JPMorgan Chase Commercial
Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.397%, 05/15/47 (A)	150	140
JPMorgan Chase Commercial
Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	945	1,066
JPMorgan Chase Commercial
Mortgage Securities, Ser 2007-LD11, Cl A4
6.009%, 06/15/49 (A)	855	939
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (A)	272	309
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C1, Cl A1
3.853%, 06/15/43 (C)	976	1,038
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl A1
3.300%, 08/05/32 (C)	130	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl A2
4.311%, 08/05/32 (C)	204	216
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- CBX, Cl A3
3.139%, 06/15/45	239	245
JPMorgan Chase Commercial
Mortgage Securities, Ser 2012- CBX, Cl A4
3.483%, 06/15/45	299	305
JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/45	915	1,036
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.876%, 07/25/34 (A)	57	56
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.785%, 09/25/34 (A)	67	67
JPMorgan Mortgage Trust,
Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	8	8

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust,
Ser 2006-A2, Cl 4A1
2.797%, 08/25/34 (A)	$503	$491
JPMorgan Mortgage Trust,
Ser 2006-A2, Cl 5A3
2.653%, 11/25/33 (A)	251	250
JPMorgan Mortgage Trust,
Ser 2006-A3, Cl 6A1
2.792%, 08/25/34 (A)	260	245
JPMorgan Reremic,
Ser 2010-4, Cl 7A1
4.336%, 08/26/35 (A) (C)	114	112
LB Commercial Conduit Mortgage
Trust, Ser 2007-C3, Cl A3
5.902%, 07/15/44 (A)	129	137
LB-UBS Commercial Mortgage
Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	89	91
LB-UBS Commercial Mortgage
Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/40	365	388
LB-UBS Commercial Mortgage
Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	223
LB-UBS Commercial Mortgage
Trust, Ser 2006-C1, Cl XCL, IO
0.212%, 02/15/41 (A) (C)	8,150	91
LB-UBS Commercial Mortgage
Trust, Ser 2006-C4, Cl A4
5.870%, 06/15/38 (A)	125	143
LB-UBS Commercial Mortgage
Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage
Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	504	578
LVII Resecuritization Trust,
Ser 2009-2, Cl A5
3.000%, 09/27/37 (A) (C)	250	250
Master Adjustable Rate
Mortgages Trust, Ser 2004-13, Cl 3A6
2.697%, 11/21/34 (A)	137	138
Master Alternative Loans Trust,
Ser 2003-9, Cl 2A1
6.000%, 12/25/33	166	176
Master Resecuritization Trust,
Ser 2005, Cl PO, PO
0.000%, 05/28/35 (C)	88	68
Master Seasoned Securities
Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	524	551
MASTR Asset Securitization
Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	42	43
MASTR Asset Securitization
Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	87	90
MASTR Asset Securitization
Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	312	327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors,
Ser 2003-A4, Cl 2A
2.723%, 07/25/33 (A)	$52	$52
Merrill Lynch Mortgage Investors,
Ser 2004-A1, Cl 4A
5.205%, 02/25/34 (A)	509	510
Merrill Lynch Mortgage Trust,
Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	133
Merrill Lynch Mortgage Trust,
Ser 2005-LC1, Cl AJ
5.326%, 01/12/44 (A)	120	118
Merrill Lynch Mortgage Trust,
Ser 2006-C1, Cl A4
5.659%, 05/12/39 (A)	150	170
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser 2006-4, IO
0.224%, 12/12/49 (A) (C)	3,102	38
Merrill Lynch/Countrywide
Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	810	897
MLCC Mortgage Investors,
Ser 2004-A, Cl A2
0.990%, 04/25/29 (A)	99	91
Morgan Stanley Capital I,
Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	—	—
Morgan Stanley Capital I,
Ser 2004-T13, Cl A3
4.390%, 09/13/45	57	58
Morgan Stanley Capital I,
Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	63	64
Morgan Stanley Capital I,
Ser 2005-HQ7, Cl AAB
5.178%, 11/14/42 (A)	39	39
Morgan Stanley Capital I,
Ser 2005-T19, Cl A4A
4.890%, 06/12/47	840	921
Morgan Stanley Capital I,
Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	300	334
Morgan Stanley Capital I,
Ser 2007-HQ11, IO
0.227%, 02/12/44 (A) (C)	8,578	60
Morgan Stanley Capital I,
Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	17	17
Morgan Stanley Capital I,
Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	966	1,117
Morgan Stanley Capital I,
Ser 2007-T27, Cl A4
5.823%, 06/11/42 (A)	100	116
Morgan Stanley Capital I,
Ser 2009-IO, Cl A1
3.000%, 07/17/56 (C)	40	40

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	$290	$309
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	170	184
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/45	343	347
Morgan Stanley Capital I, Ser 2012-XA
2.000%, 07/27/49	747	749
0.250%, 07/27/49	130	86
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	10	10
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	282	286
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	113
Morgan Stanley Reremic Trust, Ser 2009-IO, PO
0.000%, 07/17/56 (C)	150	130
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (C)	250	256
Morgan Stanley Reremic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (C)	122	122
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	250	263
Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (C)	554	559
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.332%, 03/15/30 (A)	406	414
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/34	101	107
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/34	39	38
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (C)	216	215
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	231	239
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	153	158
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	310	282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	$602	$608
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	74	76
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	116	122
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.696%, 12/25/34 (A)	820	784
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (A)	165	156
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	43	44
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	73	74
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (C)	199	202
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/58 (A) (C)	300	300
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.916%, 06/25/34 (A)	104	103
Structured Asset Securities, Ser 2003-16, Cl A3
0.745%, 06/25/33 (A)	98	94
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.621%, 07/25/33 (A)	343	329
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.271%, 11/25/33 (A)	98	103
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	206	209
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.027%, 12/25/33 (A)	100	100
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	339	332
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	299	304
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/30 (C)	145	148
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	239	244

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U. S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	$813	$941
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (A) (C)	45	45
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (A) (C)	90	90
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (A) (C)	112	112
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	14	14
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	115	116
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.438%, 08/25/33 (A)	137	135
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.484%, 08/25/33 (A)	63	63
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.457%, 09/25/33 (A)	216	217
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.441%, 10/25/33 (A)	245	244
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	86	89
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.788%, 06/25/33 (A)	41	46
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	672	705
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.588%, 06/25/34 (A)	98	98
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.589%, 06/25/34 (A)	146	146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	$201	$210
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	487	512
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	248	254
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/37 (A) (C)	164	163
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	198	205
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.430%, 10/25/33 (A)	46	46
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.438%, 11/25/33 (A)	124	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	49	50
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.669%, 12/25/34 (A)	232	233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.669%, 12/25/34 (A)	232	233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.839%, 12/25/34 (A)	112	113
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.653%, 06/25/34 (A)	414	405
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.704%, 07/25/34 (A)	230	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.674%, 09/25/34 (A)	406	408
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.688%, 10/25/34 (A)	123	123

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S.Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.688%, 10/25/34(A)	$247	$247
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	67	68
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.694%, 06/25/35(A)	217	210
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	790	834
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	125	137
		76,370

Total Mortgage-Backed Securities (Cost $337,176) ($ Thousands)		354,793

CORPORATE OBLIGATIONS — 22.8%

Consumer Discretionary — 1.4%
CBS
7.875%, 07/30/30	90	116
5.750%, 04/15/20	25	29
4.850%, 07/01/42	215	210
Comcast
7.050%, 03/15/33	90	114
6.500%, 01/15/17	950	1,131
4.650%, 07/15/42	400	400
Comcast Cable Holdings
10.125%, 04/15/22	45	66
COX Communications
5.450%, 12/15/14	70	77
Cox Enterprises
7.375%, 07/15/27 (C)	50	60
Daimler Finance North America
2.625%, 09/15/16 (C)	150	154
Daimler Finance North America LLC
6.500%, 11/15/13	80	86
1.875%, 09/15/14 (C) (D)	540	543
1.650%, 04/10/15 (C)	470	472
DIRECTV Holdings
6.000%, 08/15/40	515	561
5.150%, 03/15/42	180	181
4.600%, 02/15/21	100	106
3.800%, 03/15/22	275	278
2.400%, 03/15/17	115	116
Discovery Communications
4.950%, 05/15/42	25	26
4.375%, 06/15/21	53	58
ERAC USA Finance
6.700%, 06/01/34 (C)	71	82
5.625%, 03/15/42 (C)	31	32
2.750%, 03/15/17 (C)	16	16
Gap
5.950%, 04/12/21	384	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Historic TW
9.150%, 02/01/23	$200	$278
Johnson Controls
5.250%, 12/01/41	120	133
4.250%, 03/01/21	65	70
3.750%, 12/01/21	69	72
Kohl’s
4.000%, 11/01/21	30	31
Lowe’s MTN
7.110%, 05/15/37	110	148
5.125%, 11/15/41	11	12
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/17 (C)	330	330
Macy’s Retail Holdings
7.450%, 07/15/17	35	43
5.125%, 01/15/42	14	15
3.875%, 01/15/22	26	27
NBCUniversal Media
5.950%, 04/01/41	50	59
Newell Rubbermaid
4.700%, 08/15/20	47	51
News America
7.300%, 04/30/28	150	175
7.250%, 05/18/18	50	60
6.650%, 11/15/37	25	29
6.150%, 03/01/37	592	671
6.150%, 02/15/41	108	126
Omnicom Group
3.625%, 05/01/22	80	81
Pearson Funding Four
3.750%, 05/08/22 (C)	220	224
Staples
9.750%, 01/15/14	80	89
TCI Communications
8.750%, 08/01/15	210	256
7.125%, 02/15/28	200	250
Thomson Reuters
4.700%, 10/15/19	75	85
3.950%, 09/30/21	109	115
Time Warner
7.625%, 04/15/31	620	801
5.375%, 10/15/41	12	13
Time Warner Cable
8.250%, 04/01/19	200	261
7.300%, 07/01/38	110	141
6.750%, 07/01/18	800	975
5.875%, 11/15/40	250	280
5.500%, 09/01/41	159	173
Viacom
3.875%, 12/15/21	75	80
Wyndham Worldwide
4.250%, 03/01/22	320	322
2.950%, 03/01/17	140	139

		11,927

Consumer Staples — 1.0%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	745	984
Bunge Finance
8.500%, 06/15/19	120	150

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Coca-Cola
1.800%, 09/01/16 (D)	$436	$448
CVS Caremark
6.125%, 09/15/39	40	50
CVS Pass-Through Trust
5.926%, 01/10/34 (C)	96	106
Diageo Capital
4.828%, 07/15/20	90	105
Diageo Investment
2.875%, 05/11/22	460	472
Kellogg
3.125%, 05/17/22	35	36
1.750%, 05/17/17	115	115
Kimberly-Clark
2.400%, 03/01/22	12	12
Kraft Foods
6.500%, 02/09/40 (D)	610	784
6.125%, 08/23/18 (D)	225	274
5.375%, 02/10/20	301	356
Kraft Foods Group
5.000%, 06/04/42 (C)	230	243
3.500%, 06/06/22 (C)	665	682
Kroger
7.500%, 04/01/31	90	117
5.400%, 07/15/40	14	15
2.200%, 01/15/17	40	40
PepsiCo
7.900%, 11/01/18	11	15
3.000%, 08/25/21	31	32
2.750%, 03/05/22	675	681
2.500%, 05/10/16	260	273
Pernod-Ricard
5.750%, 04/07/21 (C)	435	491
5.500%, 01/15/42 (C)	255	261
Philip Morris International
1.625%, 03/20/17	630	637
SABMiller
5.500%, 08/15/13 (C)	90	94
SABMiller Holdings
3.750%, 01/15/22 (C)	450	479
Tyson Foods
4.500%, 06/15/22	485	500
University of Pennsylvania
4.674%, 09/01/12 (2112)	165	190
Wal-Mart Stores
5.625%, 04/15/41	176	229

		8,871

Energy — 1.9%
Anadarko Petroleum
7.625%, 03/15/14	180	197
Apache
3.250%, 04/15/22	400	418
BG Energy Capital PLC
4.000%, 10/15/21 (C)	575	613
BP Capital Markets
1.846%, 05/05/17	577	583
Canadian Natural Resources
7.200%, 01/15/32	50	66
6.450%, 06/30/33	50	61
Canadian Oil Sands
6.000%, 04/01/42 (C)	385	408

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Resources
5.950%, 01/15/14	$70	$75
ConocoPhillips
6.000%, 01/15/20	100	126
DCP Midstream Operating
4.950%, 04/01/22	330	339
Devon Energy
6.300%, 01/15/19	80	98
5.600%, 07/15/41	190	220
4.750%, 05/15/42	17	18
3.250%, 05/15/22	227	231
El Paso Pipeline Partners Operating
7.500%, 11/15/40	109	138
Encana
6.500%, 05/15/19 (D)	100	119
6.500%, 02/01/38	475	522
Energen
4.625%, 09/01/21	280	289
Energy Transfer Partners
9.000%, 04/15/19	47	59
6.500%, 02/01/42	185	198
5.200%, 02/01/22	125	134
ENI
5.700%, 10/01/40 (C)	300	298
Halliburton
6.150%, 09/15/19	80	99
Husky Energy
7.250%, 12/15/19	88	109
Kerr-McGee
6.950%, 07/01/24	450	557
Kinder Morgan Energy Partners
3.950%, 09/01/22	210	213
Marathon Petroleum
6.500%, 03/01/41 (D)	345	392
Noble Holding International
5.250%, 03/15/42	40	40
3.950%, 03/15/22	12	12
Occidental Petroleum
2.700%, 02/15/23	59	59
1.750%, 02/15/17	35	36
Petrobras International Finance
5.375%, 01/27/21	60	65
3.500%, 02/06/17	605	621
2.875%, 02/06/15	230	233
Petro-Canada
6.800%, 05/15/38	475	593
6.050%, 05/15/18	115	136
Petroleos Mexicanos
6.500%, 06/02/41 (C)	60	70
1.950%, 12/20/22	418	418
Phillips 66
5.875%, 05/01/42 (C)	260	280
4.300%, 04/01/22 (C)	26	27
2.950%, 05/01/17 (C)	33	34
Reliance Holdings USA
5.400%, 02/14/22 (C)	285	285
Schlumberger Investment
3.300%, 09/14/21 (C)	47	49
Southern Union
8.250%, 11/15/29	675	833

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Capital
8.000%, 10/01/19	$200	$256
Statoil
5.250%, 04/15/19	140	168
4.250%, 11/23/41	27	29
3.150%, 01/23/22	33	34
3.125%, 08/17/17	50	54
Talisman Energy
7.750%, 06/01/19	293	359
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,176
Tosco
7.800%, 01/01/27	65	93
Total Capital
4.250%, 12/15/21	50	56
Total Capital International
2.875%, 02/17/22	37	37
1.550%, 06/28/17	748	750
TransCanada Pipelines
7.125%, 01/15/19	50	64
6.500%, 08/15/18	175	218
Transocean
7.350%, 12/15/41	124	150
6.500%, 11/15/20	120	136
6.375%, 12/15/21	366	419
Union Pacific Resources Group
7.150%, 05/15/28	52	59
Weatherford International
5.950%, 04/15/42	22	23
4.500%, 04/15/22	20	20
Western Gas Partners
5.375%, 06/01/21	270	299
4.000%, 07/01/22	255	255
Williams
7.875%, 09/01/21	416	525

		15,551

Financials — 13.1%
ABB Treasury Center USA
2.500%, 06/15/16 (C)	575	595
ACE INA Holdings
5.600%, 05/15/15	100	112
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	717	748
Aflac
8.500%, 05/15/19	25	33
6.450%, 08/15/40	25	29
4.000%, 02/15/22 (D)	52	54
African Development Bank
8.800%, 09/01/19	100	136
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (C)	30	36
Allstate
5.000%, 08/15/14	70	76
American Express
7.000%, 03/19/18 (D)	170	210
American Express Credit MTN
7.300%, 08/20/13	430	460
2.800%, 09/19/16	44	46
2.375%, 03/24/17	619	634
1.750%, 06/12/15 (D)	155	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
3.875%, 09/21/20 (C)	$495	$530
American International Group
5.850%, 01/16/18	50	55
4.875%, 06/01/22	245	251
American Tower ‡
5.050%, 09/01/20	104	109
4.500%, 01/15/18 (D)	475	502
Andina de Fomento
3.750%, 01/15/16	90	94
ANZ National International MTN
3.125%, 08/10/15 (C)	100	103
AON
6.250%, 09/30/40	19	24
3.500%, 09/30/15	11	11
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	336	339
Associates Corp of North America
6.950%, 11/01/18	200	226
Bank of America MTN
7.375%, 05/15/14	515	554
6.500%, 08/01/16	1,325	1,455
6.100%, 06/15/17	2,600	2,780
6.000%, 09/01/17	320	345
5.875%, 02/07/42	120	131
5.750%, 12/01/17	70	75
5.700%, 01/24/22	303	334
5.650%, 05/01/18 (D)	1,540	1,647
5.625%, 07/01/20	75	80
5.000%, 05/13/21	230	237
3.875%, 03/22/17 (D)	171	174
Bank of New York Mellon MTN
4.600%, 01/15/20	40	45
3.550%, 09/23/21	34	36
2.950%, 06/18/15 (D)	125	132
2.400%, 01/17/17	129	133
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	100	106
Barclays Bank
5.200%, 07/10/14 (D)	150	158
2.750%, 02/23/15	110	111
Barclays Bank PLC
5.125%, 01/08/20 (D)	760	825
5.000%, 09/22/16 (D)	100	109
2.250%, 05/10/17 (C) (D)	315	315
BAT Finance PLC
2.125%, 06/07/17 (C)	515	514
BB&T
4.900%, 06/30/17	200	220
3.950%, 04/29/16 (D)	160	174
3.375%, 09/25/13	70	72
Bear Stearns
7.250%, 02/01/18	1,500	1,793
Berkshire Hathaway
3.750%, 08/15/21 (D)	500	533
3.400%, 01/31/22	486	509
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	110	130
4.400%, 05/15/42	137	141
1.600%, 05/15/17	355	357

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BlackRock
6.250%, 09/15/17 (D)	$145	$176
Blackstone Holdings Finance
5.875%, 03/15/21 (C)	295	308
Boeing Capital
2.900%, 08/15/18	265	283
Boston Properties ‡
3.850%, 02/01/23	400	404
3.700%, 11/15/18	140	146
Capital One Financial
7.375%, 05/23/14	225	247
6.750%, 09/15/17	145	172
4.750%, 07/15/21	50	55
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	144
5.850%, 09/01/17	140	168
CDP Financial
3.000%, 11/25/14 (C)	900	946
Charles Schwab
4.950%, 06/01/14	20	21
Chase Capital II
0.966%, 02/01/27 (A)	560	404
Citigroup
8.125%, 07/15/39	615	821
6.875%, 03/05/38	515	630
6.375%, 08/12/14	300	321
6.125%, 05/15/18 (D)	465	519
6.010%, 01/15/15	325	349
6.000%, 08/15/17	620	679
5.300%, 01/07/16	220	234
4.500%, 01/14/22	803	829
4.450%, 01/10/17	508	533
2.650%, 03/02/15	405	405
1.017%, 08/25/36 (A)	1,500	995
Citigroup Funding
1.875%, 10/22/12	680	683
CME Group
5.750%, 02/15/14	46	50
CNA Financial
5.875%, 08/15/20	72	79
Comerica
3.000%, 09/16/15	35	36
CommonWealth ‡
6.650%, 01/15/18	60	65
6.250%, 08/15/16	100	106
Commonwealth Bank of Australia
2.250%, 03/16/17 (C) (D)	250	254
2.125%, 03/17/14 (C)	1,250	1,268
Commonwealth Bank of Australia NY
1.950%, 03/16/15	540	543
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
5.800%, 09/30/10 (2110) (C)	100	103
3.875%, 02/08/22	240	244
Credit Suisse
1.625%, 03/06/15 (C)	675	677
Credit Suisse NY MTN
5.300%, 08/13/19 (D)	250	281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse USA
5.125%, 08/15/15	$170	$185
Deutsche Bank MTN
3.875%, 08/18/14	100	104
2.375%, 01/11/13 (D)	100	101
Dexia Credit Local
2.750%, 04/29/14 (C)	515	503
Discover Financial Services
6.450%, 06/12/17	250	280
DnB Boligkreditt
2.100%, 10/14/15 (C) (D)	1,380	1,405
ERAC USA Finance
2.250%, 01/10/14 (C)	58	58
ERP Operating ‡
5.750%, 06/15/17	125	144
4.625%, 12/15/21	64	70
Experian Finance
2.375%, 06/15/17 (C)	425	425
Farmers Exchange Capital
7.200%, 07/15/48 (C)	1,321	1,422
7.050%, 07/15/28 (C)	480	551
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (C) (E)	250	248
Ford Motor Credit
3.984%, 06/15/16 (C)	200	206
Ford Motor Credit LLC
5.875%, 08/02/21 (D)	430	478
2.750%, 05/15/15 (D)	510	514
General Electric Capital MTN
6.875%, 01/10/39 (D)	295	381
6.750%, 03/15/32	965	1,195
6.150%, 08/07/37	885	1,046
6.000%, 08/07/19	645	755
5.875%, 01/14/38	475	545
5.625%, 09/15/17	100	115
5.500%, 01/08/20	180	206
5.400%, 02/15/17	200	228
5.300%, 02/11/21	300	337
4.625%, 01/07/21	70	77
2.300%, 04/27/17	340	342
1.625%, 07/02/15	715	714
0.846%, 05/05/26 (A)	600	491
0.736%, 08/07/18 (A)	850	784
Goldman Sachs Group
7.500%, 02/15/19	710	810
6.250%, 09/01/17	350	381
6.150%, 04/01/18 (D)	780	846
6.000%, 06/15/20	925	987
5.750%, 01/24/22	200	211
5.375%, 03/15/20	950	978
3.300%, 05/03/15	410	410
Goodman Funding Pty Ltd. ‡
6.000%, 03/22/22 (C)	260	264
GTP Acquisition Partners I
4.347%, 06/15/16 (C)	144	151
Hartford Financial Services Group
6.625%, 04/15/42	80	82

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP MTN ‡
6.700%, 01/30/18 (D)	$975	$1,132
6.300%, 09/15/16	375	422
6.000%, 06/15/14	500	529
5.650%, 12/15/13	386	408
3.750%, 02/01/19	393	392
Health Care REIT ‡
6.500%, 03/15/41	116	124
6.125%, 04/15/20	1,775	1,976
Healthcare Realty Trust ‡
6.500%, 01/17/17	1,400	1,530
HSBC Bank
4.125%, 08/12/20 (C)	100	104
HSBC Bank USA NY
4.625%, 04/01/14	175	182
HSBC Finance
6.676%, 01/15/21	700	758
5.500%, 01/19/16 (D)	140	152
4.750%, 07/15/13 (D)	160	165
HSBC Holdings
4.875%, 01/14/22	100	111
HSBC Holdings PLC
6.800%, 06/01/38 (D)	235	269
4.000%, 03/30/22	431	448
HSBC USA
2.375%, 02/13/15	800	809
ING Bank
3.750%, 03/07/17 (C)	200	199
Inter-American Development Bank MTN
3.875%, 10/28/41	358	387
International Lease Finance
7.125%, 09/01/18 (C) (D)	500	551
6.750%, 09/01/16 (C)	500	537
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	200	207
4.700%, 06/01/18 (C)	100	110
Jefferies Group
6.450%, 06/08/27	160	152
6.250%, 01/15/36	120	108
John Deere Capital
5.750%, 09/10/18	100	121
0.950%, 06/29/15	145	145
JPMorgan Chase
5.400%, 01/06/42	180	198
4.650%, 06/01/14	892	939
4.500%, 01/24/22 (D)	220	237
3.450%, 03/01/16	385	399
JPMorgan Chase Bank
6.000%, 10/01/17	2,927	3,277
JPMorgan Chase Capital XIII
1.411%, 09/30/34 (A)	500	378
KeyBank
5.800%, 07/01/14	250	268
Kilroy Realty ‡
5.000%, 11/03/15	100	106
4.800%, 07/15/18	165	173
Lazard Group LLC
7.125%, 05/15/15	368	402
6.850%, 06/15/17	539	592

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
6.500%, 05/01/42 (C) (D)	$310	$314
Lincoln National
4.850%, 06/24/21	10	10
Lloyds TSB Bank MTN
5.800%, 01/13/20 (C) (D)	310	331
Lloyds TSB Bank PLC
6.375%, 01/21/21	970	1,099
4.200%, 03/28/17	795	820
Macquarie Bank
5.000%, 02/22/17 (C)	170	173
Macquarie Group
7.625%, 08/13/19 (C)	70	75
7.300%, 08/01/14 (C)	120	128
7.300%, 08/01/14	1,475	1,570
6.250%, 01/14/21 (C)	96	96
6.000%, 01/14/20 (C)	50	50
Markel
4.900%, 07/01/22	290	292
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	465	666
5.375%, 12/01/41 (C)	49	53
MassMutual Global Funding II
2.875%, 04/21/14 (C)	100	103
Merrill Lynch MTN
6.875%, 04/25/18	100	112
6.400%, 08/28/17	150	163
MetLife
6.750%, 06/01/16	390	457
6.400%, 12/15/36 (D)	695	681
5.700%, 06/15/35	120	142
Metropolitan Life Global Funding I
5.125%, 06/10/14 (C)	100	107
2.500%, 09/29/15 (C)	520	533
1.700%, 06/29/15 (C)	428	428
Monumental Global Funding
5.500%, 04/22/13 (C)	65	67
Morgan Stanley MTN
7.300%, 05/13/19	920	994
6.625%, 04/01/18	1,770	1,851
6.250%, 08/28/17	200	206
5.750%, 08/31/12	180	181
5.750%, 01/25/21	100	99
5.625%, 09/23/19	150	148
5.550%, 04/27/17	100	101
5.500%, 01/26/20 (D)	700	686
5.500%, 07/28/21	480	473
5.450%, 01/09/17	470	475
4.200%, 11/20/14 (D)	156	156
Murray Street Investment Trust I
4.647%, 03/09/17	960	962
National Australia Bank
3.750%, 03/02/15 (C)	120	125
3.000%, 07/27/16 (C)	180	184
National City
6.875%, 05/15/19	50	60
National City Bank
0.838%, 06/07/17 (A)	1,300	1,216

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance
10.375%, 11/01/18	$60	$87
Nationwide Mutual Insurance
9.375%, 08/15/39 (C)	165	217
6.600%, 04/15/34 (C)	35	34
5.810%, 12/15/24 (A) (C)	760	684
New York Life Global Funding
3.000%, 05/04/15 (C)	720	757
New York Life Insurance
6.750%, 11/15/39 (C)	255	337
NIBC Bank MTN
2.800%, 12/02/14 (C)	415	431
Nomura Holdings
6.700%, 03/04/20 (D)	115	127
5.000%, 03/04/15	40	42
4.125%, 01/19/16	60	61
Nordea Bank
4.875%, 05/13/21 (C)	230	224
2.250%, 03/20/15 (C)	475	477
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	470	572
Oversea-Chinese Banking
1.625%, 03/13/15 (C)	200	201
PACCAR Financial MTN
1.600%, 03/15/17	53	54
1.550%, 09/29/14	35	36
Pacific Life Global Funding
5.150%, 04/15/13 (C)	100	103
5.000%, 05/15/17 (C)	50	53
Pacific Life Insurance
9.250%, 06/15/39 (C)	80	102
Pipeline Funding
7.500%, 01/15/30 (C)	1,500	1,666
PNC Funding
5.125%, 02/08/20 (D)	90	104
3.300%, 03/08/22	76	78
2.700%, 09/19/16	570	591
Post Apartment Homes
4.750%, 10/15/17	700	759
Principal Life Income Funding Trusts MTN
5.300%, 04/24/13 (D)	125	130
5.100%, 04/15/14	225	241
Private Export Funding
2.450%, 07/15/24	476	471
Prudential Covered Trust
2.997%, 09/30/15 (C)	295	300
Prudential Financial MTN
5.625%, 05/12/41	74	76
4.750%, 09/17/15	224	241
Prudential Holdings
8.695%, 12/18/23 (C)	1,200	1,482
Prudential Insurance of America
8.300%, 07/01/25 (C)	150	198
Rabobank Nederland MTN
3.200%, 03/11/15 (C)	200	206
Royal Bank of Canada MTN
2.300%, 07/20/16 (D)	120	123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simon Property Group ‡
10.350%, 04/01/19	$130	$182
6.750%, 05/15/14	50	54
5.650%, 02/01/20	38	44
4.125%, 12/01/21	27	29
2.150%, 09/15/17	125	125
Sparebank 1 Boligkreditt
2.300%, 06/30/17 (C)	1,250	1,255
Stadshypotek
1.450%, 09/30/13 (C)	700	705
Standard Chartered
3.200%, 05/12/16 (C)	465	475
Svensk Exportkredit
1.750%, 05/30/17	230	231
Svenska Handelsbanken
2.875%, 04/04/17	550	558
Swedbank Hypotek
2.375%, 04/05/17 (C)	525	531
Toronto-Dominion Bank MTN
2.500%, 07/14/16	72	75
Toyota Motor Credit MTN
3.400%, 09/15/21	510	536
Travelers Property Casualty
7.750%, 04/15/26	100	134
UBS MTN
5.875%, 12/20/17	120	134
5.750%, 04/25/18 (D)	100	111
US Bancorp MTN
3.000%, 03/15/22	33	34
2.450%, 07/27/15	75	78
Ventas Realty L.P.‡
4.000%, 04/30/19	180	185
Wachovia Bank MTN
6.000%, 11/15/17	590	687
0.798%, 03/15/16 (A)	400	384
WEA Finance
7.500%, 06/02/14 (C)	1,140	1,244
WEA Finance LLC
7.125%, 04/15/18 (C)	60	71
6.750%, 09/02/19 (C)	70	83
4.625%, 05/10/21 (C)	105	111
Westpac Banking
4.875%, 11/19/19	170	184
2.450%, 11/28/16 (C)	200	206
WR Berkley
5.375%, 09/15/20	35	38
4.625%, 03/15/22	143	144

		108,280

Health Care — 0.8%
Amgen
5.750%, 03/15/40	62	69
5.650%, 06/15/42	297	331
5.375%, 05/15/43	180	195
5.150%, 11/15/41	830	866
4.500%, 03/15/20	22	24
3.875%, 11/15/21	100	106
3.450%, 10/01/20	50	52
Aristotle Holding
2.650%, 02/15/17 (C)	550	559
2.100%, 02/12/15 (C)	490	495

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boston Scientific
6.400%, 06/15/16	$340	$392
Coventry Health Care
5.950%, 03/15/17	453	514
Gilead Sciences
5.650%, 12/01/41	280	326
4.500%, 04/01/21	220	244
GlaxoSmithKline Capital
1.500%, 05/08/17	1,065	1,067
Life Technologies
5.000%, 01/15/21	185	206
Medco Health Solutions
2.750%, 09/15/15	35	36
Pharmacia
6.500%, 12/01/18	120	152
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	190	200
UnitedHealth Group
3.375%, 11/15/21	75	79
WellPoint
4.625%, 05/15/42	136	140
3.125%, 05/15/22	273	275

		6,328

Industrials — 1.3%
ABB Finance USA
4.375%, 05/08/42	12	13
2.875%, 05/08/22	23	23
1.625%, 05/08/17 (D)	190	191
ADT
4.875%, 07/15/42 (C)	202	198
3.500%, 07/15/22 (C)	296	297
2.250%, 07/15/17 (C)	203	204
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 01/31/21	18	19
American Airlines 2011-2 Class A Pass Through Trust
8.625%, 10/15/21	78	82
BAE Systems
5.800%, 10/11/41 (C)	20	23
4.750%, 10/11/21 (C)	1,105	1,187
BAE Systems Holdings
6.375%, 06/01/19 (C)	100	117
5.200%, 08/15/15 (C)	90	98
Burlington Northern Santa Fe
7.290%, 06/01/36	90	119
5.750%, 03/15/18	950	1,130
5.400%, 06/01/41	50	57
4.700%, 10/01/19	75	84
3.450%, 09/15/21	16	17
Canadian National Railway
5.850%, 11/15/17	50	60
Cargill
7.350%, 03/06/19 (C)	250	315
Continental Airlines Pass- Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/20	262	283
Continental Airlines Pass- Through Trust, Ser 2000-1
8.048%, 11/01/20	362	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass- Through Trust, Ser 2009-2
7.250%, 11/10/19	$180	$203
Continental Airlines Pass- Through Trust, Ser A, Cl A
5.983%, 04/19/22	520	564
CSX
6.250%, 03/15/18	155	187
Danaher
3.900%, 06/23/21	22	25
Deere
3.900%, 06/09/42	13	13
2.600%, 06/08/22	15	15
Delta Air Lines 2012-1 Class A Pass Through Trust
4.750%, 05/07/20	21	21
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/18 (D)	540	584
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/19 (D)	46	49
Eaton
7.625%, 04/01/24	75	99
Fluor
3.375%, 09/15/21	68	71
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.843%, 12/15/13 (A)	340	331
Koninklijke Philips Electronics
5.750%, 03/11/18	24	28
3.750%, 03/15/22	127	132
Lockheed Martin
5.720%, 06/01/40	82	98
3.350%, 09/15/21	650	672
2.125%, 09/15/16	37	38
Norfolk Southern
6.000%, 05/23/11 (2111)	158	187
Northrop Grumman
1.850%, 11/15/15	540	547
Pitney Bowes MTN
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	52
4.875%, 08/15/14	50	52
Republic Services
3.550%, 06/01/22	29	29
Ryder System MTN
3.600%, 03/01/16	35	37
2.500%, 03/01/17	47	47
Tyco International
7.000%, 12/15/19	30	39
Tyco International Finance
8.500%, 01/15/19	50	68
Union Pacific
4.300%, 06/15/42	20	20
4.163%, 07/15/22 (D)	131	146
United Parcel Service of America
8.375%, 04/01/20	50	70

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Technologies
8.875%, 11/15/19	$110	$151
4.500%, 06/01/42	232	255
3.100%, 06/01/22	615	644
1.800%, 06/01/17	230	235
1.200%, 06/01/15	115	116
Waste Management
4.750%, 06/30/20	93	105
2.600%, 09/01/16	180	185

		11,056

Information Technology — 0.3%
Arrow Electronics
6.875%, 07/01/13	20	21
6.875%, 06/01/18	95	111
6.000%, 04/01/20	45	49
3.375%, 11/01/15	5	5
Cisco Systems
5.900%, 02/15/39 (D)	150	193
5.500%, 01/15/40	100	124
Dell
5.650%, 04/15/18	90	104
Fiserv
3.125%, 06/15/16	295	304
Hewlett-Packard
6.000%, 09/15/41	350	386
4.375%, 09/15/21	39	40
4.050%, 09/15/22 (D)	39	39
2.600%, 09/15/17	233	234
HP Enterprise Services
7.450%, 10/15/29	125	155
Intel
4.800%, 10/01/41	65	74
3.300%, 10/01/21	70	75
International Business Machines
4.000%, 06/20/42	169	177
Intuit
5.750%, 03/15/17	75	86
Microsoft
4.500%, 10/01/40	14	16
Oracle
6.125%, 07/08/39	27	35
5.375%, 07/15/40	17	21
Xerox
8.250%, 05/15/14	90	100
4.500%, 05/15/21	13	14
2.950%, 03/15/17	27	27

		2,390

Materials — 0.3%
Barrick
3.850%, 04/01/22 (D)	295	305
BHP Billiton Finance USA
6.500%, 04/01/19	125	159
4.125%, 02/24/42	40	41
1.625%, 02/24/17	42	42
CRH America
6.000%, 09/30/16	31	34
Dow Chemical
8.550%, 05/15/19	123	164
5.250%, 11/15/41 (D)	225	249
4.125%, 11/15/21	61	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

E.I. Du Pont de Nemours
5.600%, 12/15/36	$80	$101
4.900%, 01/15/41	25	29
1.950%, 01/15/16	40	41
Freeport-McMoRan Copper
2.150%, 03/01/17	81	80
Mosaic
4.875%, 11/15/41	30	32
3.750%, 11/15/21	25	26
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	63
PPG Industries
9.000%, 05/01/21 (D)	145	197
Praxair
5.200%, 03/15/17	70	82
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	91
3.750%, 09/20/21	90	97
Teck Resources Limited
6.250%, 07/15/41	137	153
Union Carbide
7.750%, 10/01/96	50	57
Vale Overseas Limited
4.375%, 01/11/22 (D)	251	256

		2,364

Telecommunication Services — 0.9%
America Movil
2.375%, 09/08/16 (D)	350	359
AT&T
8.000%, 11/15/31	13	19
6.400%, 05/15/38	120	151
6.300%, 01/15/38	435	542
5.500%, 02/01/18 (D)	100	119
5.350%, 09/01/40 (D)	423	485
1.600%, 02/15/17	345	345
0.875%, 02/13/15	535	535
Bellsouth Capital Funding
7.120%, 07/15/97	110	135
BellSouth Telecommunications
6.300%, 12/15/15	110	116
British Telecommunications
5.950%, 01/15/18	200	234
Cellco Partnership
8.500%, 11/15/18	205	281
Centel Capital
9.000%, 10/15/19	65	76
CenturyLink
7.650%, 03/15/42	125	121
7.600%, 09/15/39	80	77
6.450%, 06/15/21 (D)	120	125
Deutsche Telekom International Finance
2.250%, 03/06/17 (C)	1,100	1,087
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	207
France Telecom
8.500%, 03/01/31	50	70
2.750%, 09/14/16	35	36
GTE
6.840%, 04/15/18	150	184

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Qwest
6.750%, 12/01/21	$156	$176
Telecom Italia Capital
6.999%, 06/04/18 (D)	150	149
Telefonica Emisiones SAU
6.221%, 07/03/17 (D)	130	122
5.462%, 02/16/21	23	20
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	210	211
Telemar Norte Leste SA
5.500%, 10/23/20 (C)	140	143
Verizon Global Funding
7.750%, 12/01/30	610	860
5.850%, 09/15/35	40	49
Vodafone Group
5.450%, 06/10/19	75	90
1.625%, 03/20/17	80	80

		7,204

Utilities — 1.8%
AEP Texas Central Transition
Funding
5.170%, 01/01/18	575	672
5.090%, 07/01/15	1,300	1,407
AGL Capital
6.375%, 07/15/16	50	58
5.250%, 08/15/19	50	58
4.450%, 04/15/13	120	123
Alabama Power
6.125%, 05/15/38	18	24
5.875%, 12/01/22	95	118
Ameren
8.875%, 05/15/14	260	290
American Water Capital
6.085%, 10/15/17 (D)	100	117
Appalachian Power
5.950%, 05/15/33	100	111
Arizona Public Service
5.050%, 09/01/41	47	52
4.500%, 04/01/42	273	282
Atmos Energy
4.950%, 10/15/14	75	81
Boston Gas
4.487%, 02/15/42 (C)	35	37
Carolina Power & Light
5.300%, 01/15/19	175	210
4.100%, 05/15/42 (D)	200	209
3.000%, 09/15/21	194	203
2.800%, 05/15/22	25	25
CenterPoint Energy
6.500%, 05/01/18	50	59
CenterPoint Energy Resources
4.500%, 01/15/21	81	88
Cleveland Electric Illuminating
8.875%, 11/15/18	273	365
7.880%, 11/01/17	170	213
Comision Federal de Electricidad
5.750%, 02/14/42 (C)	215	226
Consolidated Edison of New York
5.700%, 06/15/40	38	49
Consumers Energy
6.700%, 09/15/19	100	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Detroit Edison
2.650%, 06/15/22	$26	$26
Dominion Resources
8.875%, 01/15/19	295	401
6.400%, 06/15/18	180	220
5.250%, 08/01/33	90	102
1.950%, 08/15/16	165	168
Duke Energy
6.300%, 02/01/14	120	130
3.550%, 09/15/21	76	81
Duke Energy Carolinas
4.300%, 06/15/20	39	45
4.250%, 12/15/41	28	30
Duke Energy Indiana
4.200%, 03/15/42	235	243
3.750%, 07/15/20	52	57
Enel Finance International
5.125%, 10/07/19 (C) (D)	100	96
Exelon Generation
6.200%, 10/01/17	100	115
4.000%, 10/01/20	120	121
Florida Power & Light
5.950%, 10/01/33	35	46
5.125%, 06/01/41	28	34
Jersey Central Power & Light
7.350%, 02/01/19	100	127
John Sevier Combined Cycle Generation
4.626%, 01/15/42	59	66
Kansas City Power & Light
5.300%, 10/01/41	100	110
Massachusetts Electric
5.900%, 11/15/39 (C)	55	70
Midamerican Energy Holdings
6.500%, 09/15/37	85	112
Nevada Power
7.125%, 03/15/19 (D)	110	140
6.500%, 08/01/18	40	50
5.450%, 05/15/41	50	60
5.375%, 09/15/40	12	14
Niagara Mohawk Power
4.881%, 08/15/19 (C)	80	90
Nisource Finance
6.125%, 03/01/22 (D)	1,000	1,173
5.800%, 02/01/42	149	165
5.250%, 02/15/43	160	162
Northern States Power
6.250%, 06/01/36	100	136
5.350%, 11/01/39	19	24
Oncor Electric Delivery
6.800%, 09/01/18	460	550
Pacific Gas & Electric
8.250%, 10/15/18	60	81
5.625%, 11/30/17	525	630
5.400%, 01/15/40	42	50
4.500%, 12/15/41	48	51
3.250%, 09/15/21	12	13
Pacificorp
6.250%, 10/15/37	90	121
5.650%, 07/15/18	175	211

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panhandle Eastern Pipeline
6.200%, 11/01/17 (D)	$625	$715
PPL Capital Funding
4.200%, 06/15/22	255	256
PPL Energy Supply
4.600%, 12/15/21	55	56
PPL WEM Holdings PLC
3.900%, 05/01/16 (C)	385	404
Progress Energy
3.150%, 04/01/22	215	217
PSEG Power
5.500%, 12/01/15	100	112
5.320%, 09/15/16	40	45
5.125%, 04/15/20	45	50
4.150%, 09/15/21	33	34
PSEG Power LLC
2.750%, 09/15/16	200	203
Public Service Electric & Gas
5.375%, 11/01/39	28	35
2.700%, 05/01/15	45	47
Public Service of Oklahoma
5.150%, 12/01/19	83	96
San Diego Gas & Electric
6.000%, 06/01/26	60	79
4.300%, 04/01/42	60	67
3.950%, 11/15/41	14	15
Sempra Energy
8.900%, 11/15/13	180	198
6.000%, 10/15/39	50	62
Southern
1.950%, 09/01/16	26	27
Southern California Edison
5.500%, 03/15/40	50	63
4.050%, 03/15/42	120	125
3.900%, 12/01/41	60	60
3.875%, 06/01/21	22	24
Southern Power
5.150%, 09/15/41	11	12
Southwestern Electric Power
3.550%, 02/15/22	370	377
Southwestern Public Service
8.750%, 12/01/18	90	121
Wisconsin Electric Power
2.950%, 09/15/21	3	3

		14,830

Total Corporate Obligations (Cost $177,276) ($ Thousands)		188,801

ASSET-BACKED SECURITIES — 8.4%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	9	9
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	89	90
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	222	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	$595	$596
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A1
1.960%, 01/15/14 (C)	42	42
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/15 (C)	96	96
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	3	3
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	107	108
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	37	38
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	75	75
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	259	260
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/16	239	242
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	99	99
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/17	399	399
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (C)	2	2
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	19	19
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	100	101
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	9	9
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	59	59
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/19 (C)	132	135

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	$78	$79
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	72	73
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	64	64
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/15	316	319
Huntington Auto Trust, Ser 2011- 1A, Cl A4
1.310%, 11/15/16 (C)	200	203
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	92
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	64	64
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	71	72
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	84	84
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	388	395
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/17 (C)	200	203
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	76
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (C)	100	102
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/17 (C)	29	29
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/17 (C)	55	55
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	135	136
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/15	178	178
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.400%, 08/15/16	261	261

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/16 (C)	$79 $	79
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	127
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	6	6
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	147
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	8	9
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	70	70

		5,527

Credit Cards — 0.3%
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/20 (C)	200	202
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.322%, 09/15/15 (A)	293	293
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.968%, 09/15/15 (A)	465	474
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.992%, 08/15/18 (A) (C)	933	980
GE Capital Credit Card Master Note Trust, Ser 2012-4, Cl A
0.541%, 06/15/18 (A)	570	570
World Financial Network Credit Card Master Trust, Ser 2011- A, Cl A
1.680%, 08/15/18	399	403

		2,922

Mortgage Related Securities — 2.1%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.295%, 01/25/34 (A)	505	427
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.895%, 12/25/34 (A)	953	831
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.785%, 03/25/35 (A)	769	725
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (C)	8	8
Argent Securities, Ser 2003-W5, Cl M1
0.945%, 10/25/33 (A)	1,062	956
Asset Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.685%, 06/25/35 (A)	1,228	1,169

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.735%, 07/25/35 (A)	$562	$554
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.985%, 11/25/34 (A)	1,385	1,309
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.615%, 08/25/35 (A)	1,471	1,357
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.525%, 02/25/36 (A)	861	807
Bear Stearns Asset-Backed Securities Trust, Ser 2007- HE2, Cl 1A1
0.294%, 03/25/37 (A)	152	151
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.495%, 11/25/37 (A)	591	580
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	1	1
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.514%, 01/20/35 (A)	78	73
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.734%, 01/20/35 (A)	98	88
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.404%, 01/20/36 (A)	1,384	1,271
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.394%, 03/20/36 (A)	87	82
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	104	104
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.424%, 03/20/36 (A)	777	763
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.444%, 03/20/36 (A)	96	88
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.724%, 03/20/36 (A)	2,000	1,328
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.444%, 11/20/36 (A)	783	742
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.982%, 06/25/35 (A)	249	247
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.595%, 07/25/34 (A) (C)	148	142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.995%, 01/25/35 (A)	$20	$20
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.285%, 01/25/37 (A)	1	1
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	100	108
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.615%, 09/25/35 (A)	1,450	1,382
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.615%, 10/25/35 (A)	86	83
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (C)	106	90
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	71	71
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	82	75
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	187	185
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (A) (C)	38	38
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (A) (C)	150	151
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,415

		17,422

Other Asset-Backed Securities — 5.3%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.800%, 12/27/22 (A) (C)	200	200
AH Mortgage Advance Trust, Ser 2011-1, PO
3.370%, 05/10/43 (C)	667	675
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (C)	373	374
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (C)	120	120
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/43 (C)	250	250
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	765	779

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	$395	$401
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.042%, 02/15/17 (A)	1,557	1,563
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	625	629
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.645%, 08/25/43 (A)	1,072	1,021
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.691%, 02/25/35 (A)	850	807
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.466%, 10/27/36 (A)	400	380
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	88	90
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	111
CIT Education Loan Trust, Ser 2007-1, Cl A
0.558%, 03/25/42 (A) (C)	841	766
CNH Equipment Trust, Ser 2009- C, Cl A4
3.000%, 08/17/15	405	410
CNH Equipment Trust, Ser 2010- A, Cl A3
1.540%, 07/15/14	20	20
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.705%, 10/25/35 (A)	490	477
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (C)	298	300
EFS Volunteer, Ser 2010-1, Cl A2
1.316%, 10/25/35 (A) (C)	800	760
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2004-FF5, Cl A3C
1.245%, 08/25/34 (A)	1,160	1,029
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	480	490
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (A)	911	914
GE Seaco Finance, Ser 2005-1A, Cl A
0.493%, 11/17/20 (A) (C)	957	920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/40	$580	$593
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.495%, 03/25/32 (A)	250	230
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	976	1,001
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/24 (A)	289	287
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.576%, 10/25/33 (A)	444	411
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.568%, 03/23/37 (A)	570	525
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.557%, 11/23/22 (A)	765	762
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.546%, 10/26/26 (A)	855	850
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.537%, 05/27/25 (A)	433	402
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.818%, 03/25/26 (A) (C)	1,289	1,249
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	37	37
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (A)	205	206
Northstar Education Finance, Ser 2007-1, Cl A3
0.526%, 01/29/46 (A)	750	679
Park Place Securities, Ser 2004- MCW1, Cl M1
0.870%, 10/25/34 (A)	233	221
Park Place Securities, Ser 2004- WCW2, Cl M1
0.865%, 10/25/34 (A)	1,065	1,059
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/51 (A) (C)	142	142
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	606	611
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.585%, 10/25/35 (A)	150	130

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.585%, 05/25/35 (A)	$1,003	$984
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.545%, 03/25/36 (A)	350	301
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	151	151
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	484
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	23	24
Scholar Funding Trust, Ser 2011- A, Cl A
1.366%, 10/28/43 (A) (C)	401	392
SLC Student Loan Trust, Ser 2010-1, Cl A
1.349%, 11/25/42 (A)	467	471
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.636%, 04/27/20 (A)	421	419
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.666%, 07/27/26 (A)	289	293
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.586%, 10/25/40 (A)	875	745
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.466%, 07/25/17 (A)	286	285
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.526%, 01/25/22 (A)	607	604
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.166%, 07/25/23 (A)	659	685
SLM Student Loan Trust, Ser 2008-9, Cl A
1.966%, 04/25/23 (A)	449	464
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.642%, 12/15/23 (A) (C)	1,093	1,099
SLM Student Loan Trust, Ser 2012-2, Cl A
0.945%, 01/25/29 (A)	1,513	1,527
SLM Student Loan Trust, Ser 2012-3, Cl A
0.895%, 12/26/25 (A)	803	803
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.642%, 08/15/25 (A) (C)	1,026	1,034
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.342%, 12/15/21 (A) (C)	739	740
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.340%, 08/15/23 (A) (C)	661	662

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMS Student Loan Trust, Ser 2000-A, Cl A2
0.656%, 10/28/28 (A)	$308	$307
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.666%, 04/28/29 (A)	420	416
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.515%, 06/25/35 (A)	91	87
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.475%, 07/25/35 (A)	1,088	1,073
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.295%, 12/25/36 (A)	109	108
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.325%, 01/25/37 (A)	368	368
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.395%, 07/25/36 (A)	1,308	1,268
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.335%, 03/25/37 (A)	304	299
TAL Advantage LLC, Ser 2006- 1A, Cl N
0.434%, 04/20/21 (A) (C)	402	386
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/25 (C)	463	467
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/26 (C)	215	220
Textainer Marine Containers, Ser 2005-1A, Cl A
0.490%, 05/15/20 (A) (C)	292	283
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	608	623
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.653%, 10/15/15 (A) (C)	137	137
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (C)	309	332
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	771	784
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.420%, 11/26/21 (A) (C)	662	630
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/27 (C)	421	421
VOLT, Ser 2012-1A, Cl A1
4.949%, 04/25/17 (C)	462	462
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/17 (C)	163	163

		43,882

Total Asset-Backed Securities (Cost $68,492) ($ Thousands)		69,753

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLB
5.500%, 07/15/36	$300	$405
0.500%, 05/15/14	2,080	2,079
FICO STRIPS, PO
9.800%, 11/30/17	875	1,254
9.700%, 04/05/19	320	483
8.600%, 09/26/19	845	1,236
3.208%, 12/06/17 (E)	660	609
2.863%, 05/02/16 (E)	515	494
2.000%, 10/06/17 (E)	470	437
1.847%, 02/08/13 (E)	815	812
0.000%, 12/06/18 to 09/26/19 (E)	1,665	1,473
FNMA
5.375%, 06/12/17	50	60
3.460%, 06/01/17 (E)	600	567
Resolution Funding STRIPS
3.310%, 07/15/20 (E)	500	436
3.235%, 01/15/16 (E)	935	906
Tennessee Valley Authority
5.880%, 04/01/36	250	348
5.250%, 09/15/39	40	52
4.625%, 09/15/60	60	73

Total U.S. Government Agency Obligations (Cost $11,093) ($ Thousands)		11,724

MUNICIPAL BONDS — 1.0%
American Municipal Power, RB
7.499%, 02/15/50	80	107
Bay Area, Toll Authority, RB
6.263%, 04/01/49	1,330	1,773
County of Clark, Ser C, RB
6.820%, 07/01/45	260	356
Los Angeles Community College District, GO
6.750%, 08/01/49	240	318
Los Angeles, Department of Water & Power, RB
6.574%, 07/01/45	190	274
New Jersey, State Turnpike Authority, RB
7.102%, 01/01/41	300	423
North Texas Tollway Authority, RB
6.718%, 01/01/49	268	358
Ohio State University, Ser A, RB
4.800%, 06/01/11 (2111)	273	302
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	128
State of California, GO
7.600%, 11/01/40	210	273
7.550%, 04/01/39	300	386
7.300%, 10/01/39	820	1,018
6.650%, 03/01/22	175	214

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

State of Illinois, GO
5.877%, 03/01/19	$150	$166
5.665%, 03/01/18	1,255	1,392
5.365%, 03/01/17	170	187
5.100%, 06/01/33	810	766

Total Municipal Bonds (Cost $6,875) ($ Thousands)		8,441

SOVEREIGN DEBT — 1.0%
Israel Government AID Bond (E)
2.400%, 11/15/19	500	441
2.311%, 03/15/19	1,000	901
2.110%, 08/15/17	1,000	938
2.010%, 08/15/18	1,000	916
Japan Treasury Discount Bills
0.089%, 09/10/12 (E) JPY	150,000	1,880
Mexico Government International Bond
5.750%, 10/12/10 (2110) (D)	284	323
4.750%, 03/08/44	60	65
Province of Manitoba Canada
2.125%, 04/22/13	46	47
1.750%, 05/30/19	230	231
Province of Ontario Canada
2.450%, 06/29/22	360	355
0.950%, 05/26/15	945	949
Province of Quebec Canada MTN
6.350%, 01/30/26	70	94
Slovakia Government International Bond
4.375%, 05/21/22 (C)	705	694

Total Sovereign Debt (Cost $7,629) ($ Thousands)		7,834

U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bills
0.095%, 09/13/12 (E) (F)	40	40
U.S. Treasury Bonds
8.750%, 05/15/20	775	1,216
7.625%, 02/15/25	985	1,612
7.500%, 11/15/16	1,100	1,423
6.500%, 11/15/26	200	308
6.375%, 08/15/27	50	77
6.250%, 05/15/30	200	316
6.125%, 11/15/27 to 08/15/29	200	304
4.500%, 02/15/36	1,038	1,394
4.250%, 11/15/40	928	1,214
3.750%, 08/15/41	5,570	6,717
3.125%, 11/15/41 to 02/15/42 (F)	25,136	27,012
3.000%, 05/15/42	734	769
U.S. Treasury Inflation Protected Security
2.500%, 01/15/29	107	149
2.125%, 02/15/41	1,045	1,492
0.625%, 04/15/13	2,656	2,660
0.500%, 04/15/15	319	331

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
4.750%, 08/15/17	$1,100	$1,320
4.000%, 11/15/12 to 02/15/15	5,365	5,533
3.875%, 02/15/13	350	358
3.500%, 02/15/18 to 05/15/20	3,500	4,041
3.375%, 07/31/13	3,758	3,884
3.000%, 09/30/16	6,512	7,157
2.750%, 10/31/13	13,920	14,094
2.625%, 08/15/20	3,786	4,167
2.250%, 07/31/18	500	538
2.000%, 02/15/22	4,902	5,067
1.875%, 04/30/14 to 10/31/17	1,997	2,093
1.750%, 10/31/18 to 05/15/22	17,974	18,151
1.500%, 06/30/16	6,153	6,374
1.375%, 01/15/13	1,000	1,006
0.875%, 12/31/16 to 01/31/17	13,169	13,283
0.750%, 06/30/17	3,569	3,573
0.625%, 05/31/17	383	381
0.375%, 10/31/12 to 06/15/15	11,297	11,288
0.250%, 05/31/14 to 05/15/15	5,561	5,544
U.S. Treasury STRIPS (E)
6.292%, 05/15/24	200	155
4.978%, 11/15/27	200	136
4.917%, 05/15/26	100	72
4.863%, 11/15/31	50	30
4.789%, 08/15/27	700	479
4.750%, 05/15/27	515	356
4.741%, 05/15/28	600	400
4.676%, 02/15/28	600	403
4.591%, 05/15/36	100	50
4.589%, 08/15/30	325	201
4.587%, 02/15/24	75	59
4.576%, 05/15/34	175	95
4.555%, 05/15/29	100	64
4.536%, 02/15/34	250	136
4.514%, 11/15/33	350	192
4.453%, 08/15/33	300	166
4.422%, 11/15/30	950	583
4.390%, 05/15/33	425	238
4.371%, 02/15/30	1,000	629
4.287%, 02/15/17	3,660	3,533
4.269%, 11/15/24	150	114
4.264%, 11/15/26	1,100	774
4.231%, 11/15/29	400	254
4.221%, 05/15/30	200	125
4.176%, 02/15/32	150	88
4.138%, 11/15/20	1,250	1,104
4.050%, 05/15/19	875	808
4.029%, 08/15/19	1,350	1,239
3.964%, 11/15/32	250	143
3.888%, 02/15/27	1,350	941
3.720%, 05/15/31	185	111
3.704%, 08/15/18	400	376
3.675%, 11/15/17	1,550	1,479

Description	Face Amount ($ Thousands) /Shares/Contracts	Market Value ($ Thousands)

3.560%, 08/15/20	$3,550	$3,159
3.301%, 11/15/16	200	194
3.155%, 11/15/21	200	170
3.135%, 05/15/18	250	236
3.087%, 02/15/18	925	878
3.069%, 05/15/20	4,274	3,831
2.890%, 08/15/26 (E)	100	71
2.727%, 02/15/35	100	53
2.721%, 02/15/15	100	99
2.704%, 08/15/21	250	215
1.976%, 05/15/21	1,850	1,604
1.474%, 02/15/20	1,700	1,535

Total U.S. Treasury Obligations (Cost $173,518) ($ Thousands)		182,464

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P. 0.150% **† (B)	18,557,647	18,558

Total Affiliated Partnership (Cost $18,558) ($ Thousands)		18,558

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% **†	40,956,472	40,956

Total Cash Equivalent (Cost $40,956) ($ Thousands)		40,956

Total Investments — 106.8% (Cost $841,573) ($ Thousands) ††		$883,324

WRITTEN OPTION — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call Expires: 11/23/20 Strike Inflation: 0.00% *	(1,490,000)	(3)

Total Written Option (Premiums Received $(17)) ($ Thousands)@		$(3)

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(39)	Sep-2012	$(4)
U.S. 2-Year Treasury Note	31	Sep-2012	(7)
U.S. 5-Year Treasury Note	(80)	Oct-2012	(13)
U.S. Long Treasury Bond	(54)	Sep-2012	(54)
U.S. Ultra Long Treasury Bond	(45)	Sep-2012	(58)

			$(136)

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the Fund at June 30, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	100	$(25)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	1,050	(113)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	1,050	(87)
Barclays Bank PLC	France Government Bond	SELL	0.25	09/20/16	(905)	(6)

						$(231)

Percentages are based on a Net Assets of $827,227 ($ Thousands)

*	Non-Income producing security

**	Rate shown is the 7-day effective yield as of June 30, 2012

‡	Real Estate Investment Trust

†	Investment in Affiliated Security

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $18,558 ($ Thousands) (C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $17,911 ($ Thousands).

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Reremic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

31	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

††	At June 30, 2012, the tax basis cost of the Fund’s investments was $841,573 ($ Thousands), and the unrealized appreciation and depreciation were $43,303 ($ Thousands) and $(1,552) ($ Thousands) respectively.

@	At June 30, 2012, the tax basis proceeds of the Fund’s written options was $17 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(3) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$354,793	$—	$354,793
Corporate Obligations	—	188,801	—	188,801
Asset-Backed Securities	—	69,753	—	69,753
U.S. Government Agency
Obligations	—	11,724	—	11,724
Municipal Bonds	—	8,441	—	8,441
Sovereign Debt	—	7,834	—	7,834
U.S. Treasury Obligations	—	182,464	—	182,464
Affiliated Partnership	—	18,558	—	18,558
Cash Equivalent	40,956	—	—	40,956

Total Investments in Securities	$40,956	$842,368	$—	$883,324

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(3)	$—	$(3)
Futures Contracts *	(136)	—	—	(136)
Credit Default Swaps *	—	(231)	—	(231)

Total Other Financial Instruments	$(136)	$(234)	$—	$(370)

*	Futures contracts and swaps are valued at the unrealized depreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are 0$ or have been rounded to $0.

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2012

As of June 30, 2012, the U.S. Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $2.2 million, and is the seller (“providing protection”) on a total notional amount of $905 Thousand. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	($ 48,590.27)	—	—	($48,590.27)
Maximum potential amount of future payments	—	$ 905,000	—	—	$905,000.00
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which	—	—	—	—	—
the Partnership can obtain upon occurrence of triggering event

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 200	—	—	$905,000	—	—	$905,000
201 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	$905,000	—	—	$905,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

33	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.7%

Consumer Discretionary — 20.7%
Academy
9.250%, 08/01/19 (A)	$2,820	$3,060
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	150	1
0.000%, 01/15/09 (B)	225	2
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (B)	25	—
Affinion Group
11.500%, 10/15/15	1,750	1,492
7.875%, 12/15/18	1,455	1,240
Affinity Gaming
9.000%, 05/15/18 (A)	2,145	2,145
Allison Transmission
7.125%, 05/15/19 (A)	925	964
AMC Entertainment
9.750%, 12/01/20	1,215	1,312
8.750%, 06/01/19	520	558
AMC Networks
7.750%, 07/15/21 (A)	3,090	3,407
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	90	101
7.750%, 11/15/19	390	412
American Standard Americas
10.750%, 01/15/16 (A)	1,850	1,605
AmeriGas Finance
7.000%, 05/20/22	4,660	4,800
Ameristar Casinos
7.500%, 04/15/21	1,225	1,311
Armored Autogroup
9.250%, 11/01/18 (A)	2,935	2,531
Ashtead Capital
6.500%, 07/15/22	360	360
Aventine (Escrow Security)
0.000%, 10/15/49 (B) (G) (I) (L)	2,750	8
Avis Budget Car Rental
9.625%, 03/15/18	205	224
8.250%, 01/15/19	1,650	1,770
Beazer Homes USA
9.125%, 06/15/18	1,880	1,659
Belo
8.000%, 11/15/16	2,080	2,275
7.750%, 06/01/27	1,675	1,642
Block Communications
7.250%, 02/01/20 (A)	595	604
Bon-Ton Department Stores
10.250%, 03/15/14	330	279
Brands
5.625%, 02/15/22	1,275	1,313
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	772
Burlington Coat Factory Warehouse
10.000%, 02/15/19	9,625	10,203
Cablevision Systems
8.625%, 09/15/17	1,145	1,277
8.000%, 04/15/20	500	540
7.750%, 04/15/18	1,192	1,269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caesars Operating Escrow
8.500%, 02/15/20 (A)	$3,570	$3,597
Carmike Cinemas
7.375%, 05/15/19	750	776
Carrols Restaurant Group
11.250%, 05/15/18 (A)	1,125	1,181
CCO Holdings
8.125%, 04/30/20	1,683	1,877
7.875%, 04/30/18	1,600	1,740
7.000%, 01/15/19	4,475	4,833
Cedar Fair
9.125%, 08/01/18	1,135	1,260
Cengage Learning Acquisitions
11.500%, 04/15/20 (A)	1,020	1,056
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	3,527	2,839
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	550	593
Chester Downs & Marina
9.250%, 02/01/20 (A)	1,935	2,017
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	963	802
Choice Hotels International
5.750%, 07/01/22	200	209
Chrysler Group
8.250%, 06/15/21	3,770	3,874
8.000%, 06/15/19	820	843
Chukchansi Economic Development Authority
9.750%, 05/30/20 (A)	1,848	1,478
Cinemark USA
7.375%, 06/15/21	390	423
CityCenter Holdings
7.625%, 01/15/16	861	908
CKE Holdings
10.500%, 03/14/16 (A)	2,667	2,920
Claire’s Stores
9.000%, 03/15/19 (A)	860	870
8.875%, 03/15/19	710	607
Clear Channel Communications
9.000%, 03/01/21	2,825	2,458
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,465	2,687
7.625%, 03/15/20 (A)	850	831
7.625%, 03/15/20 (A)	225	215
Columbus International
11.500%, 11/20/14 (A)	1,295	1,379
Community Health Systems
8.875%, 07/15/15	961	986
CSC Holdings
8.625%, 02/15/19	2,200	2,541
6.750%, 11/15/21 (A)	1,250	1,331
Dana Holding
6.750%, 02/15/21	1,108	1,197
6.500%, 02/15/19	1,108	1,177
Dave & Buster’s
11.000%, 06/01/18	1,125	1,226
Dave & Buster’s Parent
12.250%, 02/15/16 (A) (C)	6,445	4,399
DCP
10.750%, 08/15/15 (A)	2,220	2,076

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delphi
6.125%, 05/15/21	$1,795	$1,961
5.875%, 05/15/19	1,759	1,877
Dex One PIK
12.000%, 01/29/17	997	239
Diamond Resorts
12.000%, 08/15/18	3,000	3,210
DineEquity
9.500%, 10/30/18	4,510	4,938
DISH DBS
7.875%, 09/01/19	3,110	3,584
6.750%, 06/01/21	765	826
5.875%, 07/15/22 (A)	575	581
4.625%, 07/15/17 (A)	470	471
Dollar General PIK
11.875%, 07/15/17 (D)	1,505	1,597
Easton-Bell Sports
9.750%, 12/01/16	1,535	1,683
Eldorado Resorts
8.625%, 06/15/19 (A)	4,615	4,384
Empire Today
11.375%, 02/01/17 (A)	2,250	2,278
Entravision Communications
8.750%, 08/01/17	1,702	1,804
Equinox Holdings
9.500%, 02/01/16 (A)	940	996
Ferrellgas
9.125%, 10/01/17	2,100	2,195
6.500%, 05/01/21	100	91
FGI Operating
7.875%, 05/01/20 (A)	695	725
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,125	2
Goodyear Tire & Rubber
8.750%, 08/15/20	380	405
8.250%, 08/15/20	880	932
7.000%, 05/15/22	3,605	3,600
GRD Holdings III
10.750%, 06/01/19 (A)	2,345	2,322
Greektown Superholdings
13.000%, 07/01/15	1,840	2,010
13.000%, 07/01/15	2,740	2,993
GWR Operating Partnership LLP
10.875%, 04/01/17	760	851
Gymboree
9.125%, 12/01/18	935	867
Hanesbrands
6.375%, 12/15/20	1,130	1,189
Harrah’s Operating
11.250%, 06/01/17	5,955	6,498
10.000%, 12/15/18	2,348	1,605
Hertz
7.500%, 10/15/18	1,470	1,577
6.750%, 04/15/19	160	166
Hillman Group
10.875%, 06/01/18	850	899
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (A) (B)	1,500	818
Inergy
7.000%, 10/01/18	800	824
International Automotive Components Group
9.125%, 06/01/18 (A)	1,330	1,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

inVentiv Health
10.000%, 08/15/18 (A)	$370	$316
10.000%, 08/15/18 (A)	555	477
J. Crew Group
8.125%, 03/01/19	995	1,027
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,305	1,347
Jarden
7.500%, 05/01/17	580	650
JC Penney
7.950%, 04/01/17	380	380
5.750%, 02/15/18	795	720
Knowledge Learning
7.750%, 02/01/15 (A)	1,000	805
Lamar Media
7.875%, 04/15/18	542	596
5.875%, 02/01/22 (A)	525	538
Landry’s
9.375%, 05/01/20 (A)	495	503
Laureate Education
12.750%, 08/15/17 (A)	575	609
11.000%, 08/15/15 (A)	525	538
Levi Strauss
6.875%, 05/01/22 (A)	1,395	1,432
Libbey Glass
6.875%, 05/15/20 (A)	495	509
Liberty Media LLC
8.250%, 02/01/30	1,970	2,024
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,565	3,904
Liz Claiborne
10.500%, 04/15/19 (A)	1,595	1,774
M/I Homes
8.625%, 11/15/18	1,820	1,879
Marina District Finance
9.875%, 08/15/18	1,415	1,334
9.500%, 10/15/15	375	364
McClatchy
11.500%, 02/15/17	3,750	3,891
MDC Partners
11.000%, 11/01/16 (A)	4,820	5,133
MediMedia USA
11.375%, 11/15/14 (A)	2,100	1,890
Meritage Homes
7.000%, 04/01/22 (A)	290	299
MGM Resorts International
11.375%, 03/01/18	3,265	3,845
9.000%, 03/15/20	3,275	3,635
8.625%, 02/01/19 (A)	670	717
7.625%, 01/15/17	1,790	1,848
Michaels Stores
13.000%, 11/01/16 (E)	487	522
11.375%, 11/01/16	430	457
7.750%, 11/01/18	1,540	1,625
Midwest Gaming Borrower
11.625%, 04/15/16 (A)	2,100	2,318
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
MTR Gaming Group
11.500%, 08/01/19	3,776	3,871
Nara Cable Funding
8.875%, 12/01/18 (A)	1,130	972

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCL
9.500%, 11/15/18	$265	$288
Nexstar Broadcasting
8.875%, 04/15/17	1,625	1,716
Nielsen Finance
7.750%, 10/15/18	510	565
Norcraft
10.500%, 12/15/15	865	856
Ono Finance II
10.875%, 07/15/19 (A)	3,357	2,602
OSI Restaurant Partners
10.000%, 06/15/15	600	617
Peninsula Gaming
8.375%, 08/15/15	2,100	2,210
Petco Animal Supplies
9.250%, 12/01/18 (A)	950	1,038
Pinnacle Entertainment
8.750%, 05/15/20	785	860
7.750%, 04/01/22	1,275	1,363
Quebecor Media (Escrow Security)
0.000%, 03/15/16 (B)	1,915	19
0.000%, 11/15/13 (B) (F)	1,725	17
QVC
7.500%, 10/01/19 (A)	2,755	3,058
7.375%, 10/15/20 (A)	415	460
Reynolds Group
6.875%, 02/15/21 (A)	2,000	2,080
Reynolds Group (Escrow)
7.750%, 10/15/16 (A)	2,100	2,210
Reynolds Group Issuer (A)
9.875%, 08/15/19	4,250	4,409
9.875%, 08/15/19	3,880	4,026
9.875%, 08/15/19	140	152
9.000%, 04/15/19	3,360	3,352
8.500%, 05/15/18	550	539
8.250%, 02/15/21	533	506
RJ Tower
12.000%, 06/01/13 (B)	172	1
Roadhouse Financing
10.750%, 10/15/17	1,925	1,843
RSC Equipment Rental
10.250%, 11/15/19	100	113
8.250%, 02/01/21	3,826	4,075
Salem Communications
9.625%, 12/15/16	780	861
Sally Holdings
6.875%, 11/15/19	3,566	3,878
5.750%, 06/01/22	175	183
Sealy Mattress
8.250%, 06/15/14	3,486	3,442
Seneca Gaming
8.250%, 12/01/18 (A)	3,905	4,003
Service International
7.625%, 10/01/18	375	426
7.500%, 04/01/27	625	641
7.000%, 05/15/19	550	591
ServiceMaster
8.000%, 02/15/20	2,365	2,575
Seven Seas Cruises S de RL
9.125%, 05/15/19	1,450	1,497
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	300	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simmons Bedding
11.250%, 07/15/15 (A)	$1,075	$1,113
Sinclair Television Group
9.250%, 11/01/17 (A)	725	801
8.375%, 10/15/18	2,425	2,643
Sirius XM Radio
9.750%, 09/01/15 (A)	1,425	1,510
8.750%, 04/01/15 (A)	1,300	1,462
Sitel
11.000%, 08/01/17 (A)	955	926
Spectrum Brands
6.750%, 03/15/20 (A)	365	377
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,575	1,112
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,915	1,673
Standard Pacific
10.750%, 09/15/16	445	525
Stewart Enterprises
6.500%, 04/15/19	425	438
Sugarhouse HSP Gaming
8.625%, 04/15/16 (A)	795	839
Taylor Morrison Communities
7.750%, 04/15/20 (A)	1,315	1,374
Tenneco
6.875%, 12/15/20	480	518
Tomkins
9.000%, 10/01/18	832	926
Travelport LLC
11.875%, 09/01/16	495	189
Truven Health Analytics
10.625%, 06/01/20 (A)	495	515
UCI International
8.625%, 02/15/19	1,045	1,052
United Rentals North America
10.875%, 06/15/16	2,600	2,922
9.250%, 12/15/19	420	466
8.375%, 09/15/20	855	900
Unitymedia Hessen GmbH & KG
7.500%, 03/15/19 (A)	1,500	1,590
Univision Communications
8.500%, 05/15/21 (A)	2,605	2,625
7.875%, 11/01/20 (A)	2,350	2,514
UPC Holding
9.875%, 04/15/18 (A)	4,060	4,446
UR Financing Escrow (A)
7.625%, 04/15/22	720	754
7.375%, 05/15/20	140	146
5.750%, 07/15/18	740	770
Vail Resorts
6.500%, 05/01/19	790	829
Videotron
9.125%, 04/15/18	500	547
5.000%, 07/15/22 (A)	1,975	2,005
Visant
10.000%, 10/01/17	1,060	1,052
Visteon
6.750%, 04/15/19	980	953
WMG Acquisition
11.500%, 10/01/18	2,060	2,276
9.500%, 06/15/16	850	927

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wok Acquisition
10.250%, 06/30/20 (A)	$3,285	$3,384
Wynn Las Vegas
7.750%, 08/15/20	1,100	1,218
5.375%, 03/15/22 (A)	400	402
XM Satellite Radio
7.625%, 11/01/18 (A)	3,325	3,574
YCC Holdings PIK
10.250%, 02/15/16	1,125	1,145

		332,042

Consumer Staples — 2.9%
Beverages & More
9.625%, 10/01/14 (A)	1,000	1,040
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	1,342	1,339
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (A)	2,250	2,059
Central Garden and Pet
8.250%, 03/01/18	4,755	4,767
Constellation Brands
7.250%, 05/15/17	1,000	1,144
6.000%, 05/01/22	700	752
Cott Beverages
8.375%, 11/15/17	1,700	1,849
8.125%, 09/01/18	950	1,037
Dean Foods
7.000%, 06/01/16	500	531
Del Monte Foods
7.625%, 02/15/19	5,340	5,387
Elizabeth Arden
7.375%, 03/15/21	200	219
Fleming
10.125%, 04/01/08 (B)	1,043	—
JBS USA
8.250%, 02/01/20 (A)	1,315	1,279
Michael Foods
9.750%, 07/15/18	1,010	1,108
NBTY
9.000%, 10/01/18	1,980	2,188
Post Holdings
7.375%, 02/15/22 (A)	915	965
Rite Aid
9.750%, 06/12/16	430	474
9.500%, 06/15/17	490	501
9.250%, 03/15/20 (A)	3,365	3,373
9.250%, 03/15/20 (A)	235	235
8.000%, 08/15/20	10,615	12,021
7.700%, 02/15/27	1,040	863
7.500%, 03/01/17	585	597
Spectrum Brands Holdings
9.500%, 06/15/18	560	633
9.500%, 06/15/18 (A)	590	667
SuperValu
8.000%, 05/01/16	840	851

		45,879

Energy — 8.1%
American Petroleum Tankers Parent
10.250%, 05/01/15	878	915
Antero Resources Finance
9.375%, 12/01/17	1,115	1,232
Arch Coal
8.750%, 08/01/16	975	931

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.250%, 06/15/21	$765	$641
7.000%, 06/15/19	450	380
Atwood Oceanics
6.500%, 02/01/20	350	366
Berry Petroleum
6.375%, 09/15/22	330	341
Bill Barrett
7.625%, 10/01/19	1,500	1,500
7.000%, 10/15/22	1,500	1,432
Bluewater Holding BV
3.466%, 07/17/14 (A) (D)	1,200	1,008
BreitBurn Energy Partners
8.625%, 10/15/20	950	1,005
7.875%, 04/15/22 (A)	2,965	2,965
Bristow Group
7.500%, 09/15/17	1,680	1,743
Calumet Specialty Products Partners
9.375%, 05/01/19	2,055	2,060
Chaparral Energy
8.250%, 09/01/21	1,430	1,512
Chesapeake Energy
6.625%, 08/15/20	1,640	1,624
6.125%, 02/15/21	245	237
Chesapeake Midstream Partners
6.125%, 07/15/22	225	220
5.875%, 04/15/21	1,280	1,242
Chesapeake Oilfield Operating
6.625%, 11/15/19 (A)	320	288
Cloud Peak Energy Resources
8.250%, 12/15/17	535	554
Comstock Resources
7.750%, 04/01/19	685	630
Consol Energy
8.250%, 04/01/20	450	473
8.000%, 04/01/17	650	674
Copano Energy
7.750%, 06/01/18	2,560	2,650
7.125%, 04/01/21	580	597
Crestwood Midstream Partners
7.750%, 04/01/19	3,750	3,722
Crosstex Energy
8.875%, 02/15/18	1,915	2,023
7.125%, 06/01/22 (A)	630	621
Denbury Resources
8.250%, 02/15/20	830	909
Eagle Rock Energy Partners
8.375%, 06/01/19	3,020	3,012
El Paso
7.750%, 01/15/32	295	332
7.250%, 06/01/18	560	646
Energy Transfer Equity
7.500%, 10/15/20	1,218	1,337
EP Energy
9.375%, 05/01/20 (A)	3,615	3,746
6.875%, 05/01/19 (A)	3,170	3,313
EV Energy Partners
8.000%, 04/15/19	1,310	1,300
Exterran Holdings
7.250%, 12/01/18	3,500	3,360
Forest Oil
8.500%, 02/15/14	75	78
7.250%, 06/15/19	4,580	4,202

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMX Resources
11.000%, 12/01/17	$900	$733
Halcon Resources
9.750%, 07/15/20	240	237
Hercules Offshore
10.500%, 10/15/17 (A)	1,560	1,560
7.125%, 04/01/17 (A)	535	519
Hilcorp Energy I
8.000%, 02/15/20 (A)	765	824
7.625%, 04/15/21 (A)	505	538
Holly Energy Partners
6.500%, 03/01/20 (A)	400	403
James River Coal
7.875%, 04/01/19	880	444
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,510	2,585
Laredo Petroleum
9.500%, 02/15/19	3,601	4,015
7.375%, 05/01/22 (A)	765	796
Linn Energy
8.625%, 04/15/20	1,520	1,638
7.750%, 02/01/21	385	402
6.500%, 05/15/19 (A)	390	386
6.250%, 11/01/19 (A)	1,780	1,744
Magnum Hunter Resources
9.750%, 05/15/20 (A)	305	296
MEG Energy
6.500%, 03/15/21 (A)	616	629
Milagro Oil & Gas
10.500%, 05/15/16	1,700	1,292
Murray Energy
10.250%, 10/15/15 (A)	1,020	895
Newfield Exploration
6.875%, 02/01/20	850	905
5.625%, 07/01/24	625	639
NFR Energy
9.750%, 02/15/17 (A)	900	747
9.750%, 02/15/17 (A)	505	419
Oasis Petroleum
7.250%, 02/01/19	925	948
Ocean Rig
9.500%, 04/27/16	5,500	5,307
Parker Drilling
9.125%, 04/01/18	1,390	1,470
Peabody Energy
6.250%, 11/15/21 (A)	2,070	2,049
6.000%, 11/15/18 (A)	840	836
Penn Virginia
10.375%, 06/15/16	400	384
7.250%, 04/15/19	2,175	1,794
Penn Virginia Resource Partners
8.375%, 06/01/20 (A)	1,375	1,396
Petroleum Development
12.000%, 02/15/18	1,980	2,119
Pioneer Drilling
9.875%, 03/15/18	1,080	1,134
9.875%, 03/15/18 (A)	540	567
Plains Exploration & Production
10.000%, 03/01/16	85	93
7.625%, 06/01/18	1,635	1,737
7.625%, 04/01/20	1,710	1,804
Quicksilver Resources
11.750%, 01/01/16	1,000	974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.125%, 08/15/19	$695	$605
Range Resources
8.000%, 05/15/19	3,500	3,824
5.000%, 08/15/22	2,910	2,874
Regency Energy Partners
6.875%, 12/01/18	2,460	2,589
Resolute Energy
8.500%, 05/01/20 (A)	1,835	1,821
Samson Investment
9.750%, 02/15/20 (A)	1,335	1,328
SandRidge Energy
8.125%, 10/15/22 (A)	1,345	1,358
8.000%, 06/01/18 (A)	390	395
7.500%, 03/15/21	2,325	2,296
SESI LLC
7.125%, 12/15/21 (A)	3,000	3,263
Targa Resources Partners
7.875%, 10/15/18	1,845	1,993
6.375%, 08/01/22 (A)	2,300	2,294
Tesoro
9.750%, 06/01/19	950	1,073
Trinidad Drilling
7.875%, 01/15/19 (A)	795	845
Vanguard Natural Resources
7.875%, 04/01/20	705	705
Venoco
8.875%, 02/15/19	530	482
WPX Energy
6.000%, 01/15/22 (A)	955	950

		129,774

Financials — 7.6%
Alliant Holdings I
11.000%, 05/01/15 (A)	3,375	3,502
Ally Financial
8.000%, 11/01/31	2,610	3,060
6.250%, 12/01/17	3,955	4,166
5.500%, 02/15/17	305	310
4.625%, 06/26/15	340	342
American International Group
8.175%, 05/15/58 (D)	1,835	1,991
6.250%, 03/15/37	2,405	2,225
Bank of America
8.000%, 12/29/49 (D)	1,675	1,745
Cardtronics
8.250%, 09/01/18	470	517
Cemex Finance
9.500%, 12/14/16 (A)	250	244
CEVA Group
11.625%, 10/01/16 (A)	2,925	3,049
11.500%, 04/01/18 (A)	2,500	2,288
CIT Group
7.000%, 05/02/16 (A)	451	452
7.000%, 05/02/17 (A)	1,283	1,285
6.625%, 04/01/18 (A)	250	269
5.500%, 02/15/19 (A)	1,760	1,808
5.250%, 03/15/18	1,360	1,404
5.000%, 05/15/17	575	592
Citigroup Capital XXI
8.300%, 12/21/57 (D)	870	872
City National Bank
9.000%, 08/12/19	3,384	4,084

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Capital
6.250%, 11/01/16 (A)	$465	$498
Credit Acceptance
9.125%, 02/01/17	4,700	5,100
E*Trade Financial PIK
12.500%, 11/30/17	810	928
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	345
HBOS Capital Funding
6.071%, 06/30/49 (A) (D)	4,740	3,081
HUB International Holdings
10.250%, 06/15/15 (A)	510	520
9.000%, 12/15/14 (A)	1,381	1,400
Icahn Enterprises
8.000%, 01/15/18	3,500	3,719
7.750%, 01/15/16	1,940	2,039
ILFC E-Capital Trust I
4.280%, 12/21/65 (A) (D)	830	560
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (D)	2,315	1,690
ING Groep
5.775%, 12/29/49 (D)	2,890	2,457
Interactive Data
10.250%, 08/01/18	785	873
Ironshore Holdings US
8.500%, 05/15/20 (A)	4,600	5,023
Jefferies Group
8.500%, 07/15/19	680	738
Kennedy-Wilson
8.750%, 04/01/19	2,250	2,318
Liberty Mutual Group
7.000%, 03/15/37 (A) (D)	2,070	1,842
Lloyds Banking Group
6.267%, 11/14/16 (A) (D)	1,265	759
5.920%, 09/29/49 (A) (D)	845	507
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
National Life Insurance
10.500%, 09/15/39 (A)	990	1,318
Neuberger Berman Group
5.875%, 03/15/22 (A)	880	920
5.625%, 03/15/20 (A)	270	281
NSG Holdings
7.750%, 12/15/25 (A)	2,000	2,000
Nuveen Investments
10.500%, 11/15/15	9,080	9,216
Offshore Group Investments
11.500%, 08/01/15	1,025	1,112
Ohio Casualty
7.300%, 06/15/14	905	991
Omega Healthcare Investors ‡
7.500%, 02/15/20	1,495	1,630
6.750%, 10/15/22	840	897
PHH
9.250%, 03/01/16	1,000	1,063
PNC Preferred Funding Trust II
1.690%, 03/29/49 (A) (D)	4,970	3,638
RBS Capital Trust I
4.709%, 12/29/49 (D)	1,615	945
Realogy
7.875%, 02/15/19 (A)	600	587
7.625%, 01/15/20 (A)	475	490

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regions Bank
7.500%, 05/15/18	$1,000	$1,125
Regions Financing Trust II
6.625%, 05/15/47 (D)	2,240	2,128
RESPARCS Funding L.P. I MTN
1.346%, 06/30/11	740	193
Rivers Pittsburgh Borrower
9.500%, 06/15/19 (A)	600	623
Sabra Health Care ‡
8.125%, 11/01/18	4,300	4,687
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,500	2,509
4.532%, 02/01/14 (A) (D)	500	482
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	1,940	2,008
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,388
Synovus Financial
7.875%, 02/15/19	1,630	1,716
UPCB Finance III
6.625%, 07/01/20 (A)	650	660
USB Realty
1.614%, 12/29/49 (A) (D)	5,000	3,714
USI Holdings
9.750%, 05/15/15 (A)	4,619	4,636
XL Capital
6.500%, 12/31/49 (D)	1,775	1,442
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,340	1,390

		122,391

Health Care — 8.0%
Acadia Healthcare
12.875%, 11/01/18	1,925	2,195
Accellent
10.000%, 11/01/17	905	760
8.375%, 02/01/17	830	840
Alere
9.000%, 05/15/16	5,365	5,459
American Renal Associates Holdings
9.750%, 03/01/16	2,609	2,772
American Renal Holdings
8.375%, 05/15/18	1,620	1,713
Apria Healthcare Group
12.375%, 11/01/14	1,950	1,848
11.250%, 11/01/14	300	310
Aurora Diagnostics Holdings
10.750%, 01/15/18	5,185	5,159
Biomet
11.625%, 10/15/17	2,525	2,724
Biomet PIK
10.375%, 10/15/17	4,005	4,280
BioScrip
10.250%, 10/01/15	1,610	1,747
CHS
8.000%, 11/15/19	2,110	2,247
DaVita
6.625%, 11/01/20	1,756	1,831
6.375%, 11/01/18	660	681
DJO Finance
9.750%, 10/15/17	3,866	2,764
8.750%, 03/15/18 (A)	855	872
7.750%, 04/15/18	4,080	3,366

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings
7.250%, 01/15/22	$1,910	$2,070
7.000%, 07/15/19	3,685	4,007
Fresenius Medical Care US Finance II
5.875%, 01/31/22 (A)	160	167
5.625%, 07/31/19 (A)	3,445	3,591
GCB Oncology (Escrow Security)
0.000%, 08/15/17 (B)	1,525	23
HCA
9.875%, 02/15/17	105	114
7.500%, 02/15/22	4,180	4,556
5.875%, 03/15/22	2,200	2,299
HCA Holdings
7.750%, 05/15/21	3,835	4,113
Health Management Associates
7.375%, 01/15/20 (A)	2,565	2,729
6.125%, 04/15/16	440	466
Healthsouth
8.125%, 02/15/20	2,000	2,185
7.750%, 09/15/22	825	885
7.250%, 10/01/18	670	714
Immucor
11.125%, 08/15/19	5,465	5,984
INC Research
11.500%, 07/15/19 (A)	3,695	3,584
Jaguar Holding II
9.500%, 12/01/19 (A)	2,500	2,734
Kindred Healthcare
8.250%, 06/01/19	4,905	4,549
Kinetic Concepts
12.500%, 11/01/19 (A)	1,020	923
10.500%, 11/01/18 (A)	2,530	2,656
Lantheus Medical Imaging
9.750%, 05/15/17	895	797
Monitronics International
9.125%, 04/01/20 (A)	3,375	3,240
Multiplan
9.875%, 09/01/18 (A)	1,060	1,161
Mylan (A)
7.875%, 07/15/20	1,630	1,828
7.625%, 07/15/17	1,500	1,650
6.000%, 11/15/18	1,215	1,279
Physio-Control International
9.875%, 01/15/19 (A)	350	373
Physiotherapy Associates Holdings
11.875%, 05/01/19 (A)	1,227	1,242
PSS World Medical
6.375%, 03/01/22 (A)	845	866
Radiation Therapy Services
9.875%, 04/15/17	985	771
8.875%, 01/15/17 (A)	460	442
Radnet Management
10.375%, 04/01/18	975	975
Rural
10.125%, 07/15/19 (A)	2,500	2,400
STHI Holding
8.000%, 03/15/18 (A)	1,080	1,142
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,254	1,270
Symbion PIK
11.000%, 08/23/15	1,366	1,352
Tenet Healthcare
8.000%, 08/01/20	1,895	1,961

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 11/01/18	$1,970	$2,083
Universal Health Services
7.000%, 10/01/18	1,850	1,989
USPI Finance
9.000%, 04/01/20 (A)	930	986
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	1,320	1,323
7.000%, 10/01/20	872	881
6.875%, 12/01/18	1,045	1,080
6.750%, 10/01/17	487	508
6.750%, 08/15/21	325	319
Vanguard Health Holding II
8.000%, 02/01/18	2,800	2,863
7.750%, 02/01/19 (A)	3,000	3,030

		127,728

Industrials — 9.7%
ACL I
10.625%, 02/15/16	2,792	2,792
Actuant
5.625%, 06/15/22 (A)	3,000	3,083
Air Canada
9.250%, 08/01/15 (A)	2,720	2,659
Aircastle
9.750%, 08/01/18	735	814
7.625%, 04/15/20	130	132
6.750%, 04/15/17	395	399
Aleris International
10.000%, 12/15/16 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/14 (B)	725	—
Alion Science & Technology
10.250%, 02/01/15	1,000	420
Alion Science & Technology PIK
12.000%, 11/01/14	2,122	1,989
Alliant Techsystems
6.875%, 09/15/20	2,000	2,130
American Airlines 2011-2 Cl A Pass- Through Trust
8.625%, 10/15/21	4,183	4,392
American Axle & Manufacturing
7.875%, 03/01/17	1,776	1,834
AMGH Merger Sub
9.250%, 11/01/18 (A)	2,612	2,716
ArvinMeritor
10.625%, 03/15/18	970	1,031
Associated Materials
9.125%, 11/01/17	1,135	1,013
Atkore International
9.875%, 01/01/18	2,680	2,600
AWAS Aviation Capital
7.000%, 10/17/16 (A)	428	443
Baker & Taylor
11.500%, 07/01/13 (A)	1,150	664
BE Aerospace
6.875%, 10/01/20	840	928
Belden
9.250%, 06/15/19	680	741
Bombardier
5.750%, 03/15/22 (A)	1,335	1,330

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Building Materials Corp of America
6.875%, 08/15/18 (A)	$1,585	$1,684
6.750%, 05/01/21 (A)	620	663
Case New Holland
7.875%, 12/01/17	235	271
Casella Waste Systems
11.000%, 07/15/14	170	180
7.750%, 02/15/19	1,080	1,064
CDW
12.535%, 10/12/17	1,915	2,078
8.500%, 04/01/19	1,270	1,353
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,570	1,321
Ceridian
8.875%, 07/15/19 (A)	2,695	2,783
CEVA Group
8.375%, 12/01/17 (A)	1,210	1,174
Coleman Cable
9.000%, 02/15/18	2,465	2,539
Commercial Barge Line
12.500%, 07/15/17	1,000	1,130
Continental Airlines
7.339%, 04/19/14	436	441
Continental Airlines 2009-2 Cl B Pass- Through Trust
9.250%, 05/10/17	195	213
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,065	1,097
Delta Air Lines
12.250%, 03/15/15 (A)	1,000	1,087
Delta Air Lines 2011-1 Cl B Pass- Through Trust
7.125%, 10/15/14 (A)	1,800	1,840
DynCorp International
10.375%, 07/01/17	4,510	3,856
Emergency Medical Services
8.125%, 06/01/19	3,864	4,033
Esterline Technologies
7.000%, 08/01/20	300	330
General Cable
7.125%, 04/01/17	480	492
Geo Group
7.750%, 10/15/17	665	712
6.625%, 02/15/21	500	516
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,507	815
Great Lakes Dredge & Dock
7.375%, 02/01/19	910	910
Griffon
7.125%, 04/01/18	570	579
HD Supply
11.000%, 04/15/20 (A)	1,235	1,329
8.125%, 04/15/19 (A)	1,195	1,291
Intcomex
13.250%, 12/15/14	4,780	4,780
Interline Brands
7.000%, 11/15/18	1,190	1,238
International Lease Finance
8.750%, 03/15/17	2,735	3,070
6.250%, 05/15/19	150	153
5.875%, 04/01/19	1,990	1,992
5.750%, 05/15/16	270	274
4.875%, 04/01/15	265	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Wire Group Holdings
9.750%, 04/15/15 (A)	$710	$743
Iron Mountain
8.375%, 08/15/21	1,000	1,085
7.750%, 10/01/19	1,250	1,350
Kansas City Southern de Mexico
8.000%, 02/01/18	750	835
6.125%, 06/15/21	500	550
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,205	1,298
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,725	3,427
Manitowoc
9.500%, 02/15/18	500	548
8.500%, 11/01/20	785	848
Marquette Transportation
10.875%, 01/15/17	850	895
Masonite International
8.250%, 04/15/21 (A)	1,820	1,875
Mead Products
6.750%, 04/30/20 (A)	280	295
Meritor
8.125%, 09/15/15	675	711
Mueller Water Products
8.750%, 09/01/20	526	584
7.375%, 06/01/17	1,180	1,180
Neehah Foundry PIK
15.000%, 07/29/15	103	101
Niska Gas Storage US
8.875%, 03/15/18	2,190	2,135
Nortek
8.500%, 04/15/21	1,240	1,212
Oshkosh
8.500%, 03/01/20	1,268	1,407
8.250%, 03/01/17	670	734
Ply Gem Industries
13.125%, 07/15/14	730	739
8.250%, 02/15/18	810	794
Polymer Group
7.750%, 02/01/19	1,360	1,437
Pulte Homes
6.000%, 02/15/35	1,190	952
Quality Distribution
9.875%, 11/01/18	4,000	4,380
RBS Global
8.500%, 05/01/18	1,110	1,204
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,540	1,555
7.500%, 11/30/16	7,275	7,639
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	930	1,014
6.535%, 10/01/20 (A)	500	513
Sequa PIK
13.500%, 12/01/15 (A)	500	530
Sequa
11.750%, 12/01/15 (A)	2,500	2,637
ServiceMaster
7.450%, 08/15/27	740	614
7.250%, 03/01/38	1,515	1,076
7.100%, 03/01/18	1,000	932
ServiceMaster PIK
10.750%, 07/15/15 (A)	1,390	1,433

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Swift Services Holdings
10.000%, 11/15/18	$550	$597
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,112	3,096
Tempel Steel
12.000%, 08/15/16 (A)	860	818
Terex
8.000%, 11/15/17	1,215	1,261
6.500%, 04/01/20	310	314
Thermadyne Holdings
9.000%, 12/15/17	1,600	1,636
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,183
Titan International
7.875%, 10/01/17	3,420	3,523
Tops Holding
10.125%, 10/15/15	750	797
Trimas
9.750%, 12/15/17	624	686
United Air Lines
12.000%, 11/01/13 (A)	1,155	1,204
United Air Lines, Ser 95A1
9.560%, 10/19/18 (B)	454	127
9.020%, 04/19/12 (B)	289	75
United Maritime Group
11.750%, 06/15/15	3,200	3,496
USG
9.750%, 08/01/14 (A)	1,765	1,959
8.375%, 10/15/18 (A)	1,255	1,318
6.300%, 11/15/16	1,485	1,422

		156,438

Information Technology — 6.0%
Advanced Micro Devices
7.750%, 08/01/20	1,300	1,430
Alcatel-Lucent USA
6.500%, 01/15/28	1,170	790
Amkor Technology
7.375%, 05/01/18	575	597
Aspect Software
10.625%, 05/15/17	3,700	3,922
Audatex North America
6.750%, 06/15/18 (A)	1,132	1,191
Avaya
9.750%, 11/01/15	1,075	890
7.000%, 04/01/19 (A)	1,110	1,030
Avaya PIK
10.125%, 11/01/15	5,798	4,812
Carlson Wagonlit BV
6.875%, 06/15/19 (A)	2,225	2,281
CommScope
8.250%, 01/15/19 (A)	2,055	2,173
Compucom Systems
12.500%, 10/01/15 (A)	4,605	4,783
Epicor Software
8.625%, 05/01/19	2,715	2,769
Fidelity National Information Services
7.875%, 07/15/20	600	675
7.625%, 07/15/17	800	882
5.000%, 03/15/22 (A)	1,585	1,613
First Data
12.625%, 01/15/21	2,109	2,112
11.250%, 03/31/16	2,905	2,738

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.875%, 08/15/20 (A)	$830	$898
7.375%, 06/15/19 (A)	445	454
First Data PIK
8.750%, 01/15/22 (A)	5,535	5,577
Freescale Semiconductor
9.250%, 04/15/18 (A)	2,488	2,662
8.050%, 02/01/20	410	405
GXS Worldwide
9.750%, 06/15/15	6,010	5,995
iGate
9.000%, 05/01/16	4,119	4,407
Kemet
10.500%, 05/01/18 (A)	1,710	1,753
Lawson Software
9.375%, 04/01/19 (A)	5,930	6,330
MagnaChip Semiconductor
10.500%, 04/15/18	2,540	2,775
Mantech International
7.250%, 04/15/18	510	536
MEMC Electronic Materials
7.750%, 04/01/19	790	624
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	2,815	3,209
Open Solutions
9.750%, 02/01/15 (A)	4,200	3,696
Sabre
8.500%, 05/15/19 (A)	2,020	2,050
Sabre Holdings
8.350%, 03/15/16	1,380	1,304
Sensata Technologies BV
6.500%, 05/15/19 (A)	3,948	4,076
SSI Investments II
11.125%, 06/01/18	1,055	1,184
STATS ChipPAC
7.500%, 08/12/15 (A)	2,375	2,541
Stratus Technologies Bermuda
12.000%, 03/29/15	2,189	1,904
Stream Global Services
11.250%, 10/01/14	1,350	1,377
Sungard Data Systems
7.375%, 11/15/18	810	869
Taminco Global Chemical
9.750%, 03/31/20 (A)	1,200	1,233
Travelport
9.875%, 09/01/14	805	589
Unisys
12.750%, 10/15/14 (A)	718	783
Viasystems
7.875%, 05/01/19 (A)	1,205	1,205
Zayo Group
10.125%, 07/01/20 (A)	1,175	1,248
8.125%, 01/01/20 (A)	2,715	2,837

		97,209

Materials — 4.9%
AK Steel
7.625%, 05/15/20	775	655
Algoma Acquisition
9.875%, 06/15/15 (A)	1,415	1,199
AM Castle
12.750%, 12/15/16 (A)	580	621
APERAM
7.750%, 04/01/18 (A)	990	841

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.375%, 04/01/16 (A)	$3,000	$2,580
ARD Finance PIK
11.125%, 06/01/18 (A)	2,181	2,029
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,660	1,760
7.375%, 10/15/17 (A)	500	531
Ashland
9.125%, 06/01/17	1,620	1,782
Ball
5.000%, 03/15/22	1,150	1,196
Berry Plastics
10.250%, 03/01/16	710	731
9.750%, 01/15/21	2,375	2,583
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,403
BWAY Holding
10.000%, 06/15/18	1,130	1,243
Celanese US Holdings
6.625%, 10/15/18	550	598
Chemtura
7.875%, 09/01/18	1,085	1,141
Clearwater Paper
7.125%, 11/01/18	800	844
Consolidated Container
10.125%, 07/15/20 (A)	1,160	1,195
Domtar
9.500%, 08/01/16	275	328
FMG Resources August 2006 Pty
8.250%, 11/01/19 (A)	985	1,044
7.000%, 11/01/15 (A)	635	648
6.875%, 02/01/18 (A)	820	828
6.875%, 04/01/22 (A)	1,045	1,053
6.375%, 02/01/16 (A)	670	678
Graphic Packaging International
7.875%, 10/01/18	1,170	1,287
Headwaters
7.625%, 04/01/19	1,215	1,194
Hexion US Finance
9.000%, 11/15/20	1,430	1,233
8.875%, 02/01/18	1,595	1,627
Huntsman International
8.625%, 03/15/20	435	488
8.625%, 03/15/21	1,135	1,280
Ineos Finance
8.375%, 02/15/19 (A)	1,120	1,159
7.500%, 05/01/20 (A)	920	927
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	4,250	3,899
Inmet Mining
8.750%, 06/01/20 (A)	1,280	1,267
JMC Steel Group
8.250%, 03/15/18 (A)	1,215	1,206
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	1,642	1,691
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,505	1,505
LyondellBasell Industries
5.750%, 04/15/24 (A)	550	588
MacDermid
9.500%, 04/15/17 (A)	1,300	1,358
Midwest Vanadium Pty
11.500%, 02/15/18 (A)	1,100	682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millar Western Forest Products
8.500%, 04/01/21	$1,000	$765
Mirabela Nickel
8.750%, 04/15/18 (A)	2,125	1,456
Momentive Performance Materials
11.500%, 12/01/16	1,010	752
9.000%, 01/15/21	710	538
Momentive Performance Materials PIK
1.768%, 06/04/17 (G) (I) (L)	1,996	1,450
New
7.000%, 04/15/20 (A)	600	618
Nexeo Solutions
8.375%, 03/01/18	750	728
Noranda Aluminium Acquisition PIK
PIK
4.730%, 05/15/15 (D)	1,182	1,129
Novelis
8.750%, 12/15/20	490	528
8.375%, 12/15/17	1,865	1,996
Packaging Dynamics
8.750%, 02/01/16 (A)	1,339	1,406
PolyOne
7.375%, 09/15/20	690	733
Rain CII Carbon
8.000%, 12/01/18 (A)	310	313
Reichhold Industries
9.000%, 05/08/17 (A)	1,711	1,249
Ryerson
12.000%, 11/01/15	1,215	1,221
Ryerson Holding
31.599%, 02/01/15 (C)	1,930	1,004
Sappi Papier Holding GmbH
8.375%, 06/15/19 (A)	1,150	1,151
7.750%, 07/15/17 (A)	400	405
Scotts Miracle-Gro
7.250%, 01/15/18	35	38
Sealed Air
8.375%, 09/15/21 (A)	580	655
8.125%, 09/15/19 (A)	190	212
Solutia
8.750%, 11/01/17	1,150	1,292
7.875%, 03/15/20	865	1,012
Standard Steel
12.000%, 05/01/15 (A)	2,850	3,228
Tekni-Plex
9.750%, 06/01/19 (A)	590	596
Verso Paper Holdings
8.750%, 02/01/19	3,025	1,195
Vertellus Specialties
9.375%, 10/01/15 (A)	5,025	4,133
Vulcan Materials
7.500%, 06/15/21	280	308
6.500%, 12/01/16	280	295

		79,308

Telecommunication Services — 4.7%
CenturyLink
5.800%, 03/15/22	520	518
Cincinnati Bell
8.375%, 10/15/20	895	913
Clearwire Communications
14.750%, 12/01/16 (A)	125	122
12.000%, 12/01/15 (A)	1,465	1,333

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

12.000%, 12/01/15 (A)	$2,570	$2,326
Cogent Communications Group
8.375%, 02/15/18 (A)	590	630
Cricket Communications
7.750%, 10/15/20	1,935	1,848
Digicel Group
10.500%, 04/15/18 (A)	1,155	1,207
8.875%, 01/15/15 (A)	385	389
8.250%, 09/01/17 (A)	3,244	3,301
Eileme 2
11.625%, 01/31/20 (A)	595	611
GCI
8.625%, 11/15/19	685	718
Hughes Satellite Systems
7.625%, 06/15/21	2,155	2,344
6.500%, 06/15/19	590	627
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,268
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,480	1,443
Intelsat Jackson Holdings
7.250%, 04/01/19	615	646
7.250%, 10/15/20	925	974
7.250%, 10/15/20 (A)	830	871
Intelsat Luxembourg
11.250%, 02/04/17	1,255	1,293
Intelsat Luxembourg PIK
11.500%, 02/04/17 (A)	2,560	2,643
11.500%, 02/04/17	2,912	3,006
ITC Deltacom
10.500%, 04/01/16	730	777
Level 3 Communications
11.875%, 02/01/19	1,085	1,202
Level 3 Financing
10.000%, 02/01/18	1,820	1,970
9.375%, 04/01/19	855	923
8.625%, 07/15/20	485	509
8.125%, 07/01/19	755	775
4.506%, 02/15/15 (D)	2,850	2,750
Lucent Technologies
6.450%, 03/15/29	3,025	2,057
MetroPCS Wireless
7.875%, 09/01/18	1,350	1,401
6.625%, 11/15/20	675	665
NII Capital
7.625%, 04/01/21	590	506
PAETEC Holding
9.875%, 12/01/18	755	844
Sable International Finance MTN
8.750%, 02/01/20 (A)	68	73
7.750%, 02/15/17 (A)	2,360	2,443
Satmex Escrow
9.500%, 05/15/17	640	669
9.500%, 05/15/17 (A)	65	68
SBA Telecommunications
8.250%, 08/15/19	113	124
Sprint Capital
8.750%, 03/15/32	6,980	6,352
Sprint Nextel
9.125%, 03/01/17 (A)	1,205	1,265
9.000%, 11/15/18 (A)	1,700	1,900
8.375%, 08/15/17	535	548
7.000%, 03/01/20 (A)	1,950	2,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telesat Canada
12.500%, 11/01/17	$760	$847
6.000%, 05/15/17 (A)	2,400	2,442
UPCB Finance V
7.250%, 11/15/21 (A)	3,105	3,245
UPCB Finance VI
6.875%, 01/15/22 (A)	1,098	1,120
Virgin Media Finance PLC
8.375%, 10/15/19	670	753
West
7.875%, 01/15/19	1,205	1,259
Wind Acquisition Finance
11.750%, 07/15/17 (A)	1,875	1,514
7.250%, 02/15/18 (A)	2,445	2,139
7.250%, 02/15/18 (A)	310	270
Windstream
8.125%, 09/01/18	510	548
7.750%, 10/01/21	600	636
7.500%, 04/01/23	1,220	1,250

		75,903

Utilities — 1.1%
AES
9.750%, 04/15/16	460	545
8.000%, 10/15/17	370	421
7.375%, 07/01/21 (A)	1,670	1,858
Calpine
7.875%, 07/31/20 (A)	2,072	2,284
7.875%, 01/15/23 (A)	485	529
7.500%, 02/15/21 (A)	1,967	2,124
Elwood Energy
8.159%, 07/05/26	654	654
Energy Future Holdings
10.000%, 01/15/20	245	262
GenOn Energy
9.875%, 10/15/20	870	848
Mirant (Escrow Security)
0.000%, 07/15/04 (B)	450	4
Mirant Americas Generation LLC
8.500%, 10/01/21	670	603
North American Energy Alliance
10.875%, 06/01/16	1,100	1,207
NRG Energy
8.250%, 09/01/20	395	409
7.875%, 05/15/21	1,455	1,470
7.625%, 01/15/18	720	745
Public Service of New Mexico
7.950%, 05/15/18	2,600	3,114

		17,077

Total Corporate Obligations (Cost $1,164,329) ($ Thousands)		1,183,749

COLLATERALIZED DEBT OBLIGATIONS — 9.0%

Financials — 2.1%
CIFC Funding, Ser 2007-3A, Cl B
1.716%, 07/26/21 (A) (D)	2,500	1,937
CIT CLO, Ser 2007-1A, Cl D
2.468%, 06/20/21 (A) (D)	2,800	2,016
Commercial Industrial Finance, Ser 2006-2A
4.467%, 03/01/21 (A) (D)	3,138	2,181

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Industrial Finance, Ser 2007-1A
4.366%, 05/10/21 (D)	$2,009	$1,346
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (A) (D)	11,111	9,444
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.966%, 08/01/21 (A) (D)	20,459	15,140
Rockwall CDO, Ser 2006-1A, Cl A2L
1.116%, 08/01/21 (A) (D)	3,247	2,208

		34,272

Other Asset-Backed Securities — 6.9%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (A)	2,419	2,159
AMMC CDO, Ser 2012-10A
0.000%, 04/11/22 (A)	2,934	2,644
Claris III
0.766%, 08/04/21	3,875	3,022
FM Leveraged Capital Fund, Ser 2006- 2A, Cl D
2.067%, 11/15/20 (A) (D)	694	493
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
2.967%, 01/15/19 (A) (D)	2,795	2,403
Grayson CLO, Ser 2006-1A, Cl B
1.166%, 11/01/21 (A) (D)	4,945	3,091
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.216%, 04/17/21 (A) (D)	2,386	1,643
ICE EM CLO, Ser 2007-1A, Cl A2
1.356%, 08/15/22 (A) (D)	5,965	4,653
ICE EM CLO, Ser 2007-1A, Cl A3
1.606%, 08/15/22 (A) (D)	3,872	2,904
Jasper CLO, Ser 2005-1A, Cl B
1.046%, 08/01/17 (A) (D)	1,826	1,543
Lightpoint CLO, Ser 2007-7A, Cl D
4.467%, 05/15/21 (A) (D)	2,956	1,999
Newstar Trust, Ser 2007-1A, Cl A1
0.707%, 09/30/22 (A) (D)	7,400	6,864
NXT Capital CLO, Ser 2012-1A, Cl E
7.966%, 07/20/22 (A) (D)	2,417	2,211
Red River CLO, Ser 2006-1A, Cl D
2.116%, 07/27/18 (D)	6,177	3,675
Red River CLO, Ser 2006-1A, Cl C
1.186%, 07/27/18 (D)	5,456	3,601
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.716%, 08/01/24 (A) (D)	68,184	56,934
Tricadia CDO, Ser 2005-4A, Cl A1LA
0.858%, 12/11/22 (A) (D)	7,218	6,352
Venture CDO, Ser 2012-10A
0.000%, 07/20/22 (A)	2,223	2,017
Westwood CDO, Ser 2007-2A, Cl D
2.266%, 04/25/22 (A) (D)	3,367	2,172

		110,380

Total Collateralized Debt Obligations (Cost $143,400) ($ Thousands)		144,652

LOAN PARTICIPATIONS — 5.9%
Alliant Holdings I
6.750%, 08/21/14	477	474
Amscan Unsecured Bridge Loan
0.000%, 10/04/12 (K)	325	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

API Technologies, Term Loan B
8.750%, 06/27/16	$746	$743
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	920	914
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	3,300	3,358
Asurion, Term Loan
11.000%, 09/02/19	1,600	1,656
Brock Holdings
10.000%, 03/16/18	390	384
Caesar’s Entertainment
6.536%, 01/28/15	334	311
3.239%, 01/28/15	950	885
Caribbean Restaurants, Term Loan B
9.000%, 02/15/17	100	99
Central Parking
2.400%, 05/22/14	608	596
Central Parking, 1st Lien
2.750%, 05/22/14	1,396	1,370
Chesapeake Energy
8.500%, 12/02/17	2,000	1,982
CKX, Term Loan B
9.000%, 06/21/17	485	383
Clear Channel
3.889%, 01/29/16	887	707
Consolidated Container
5.750%, 09/28/14	1,295	1,285
Crestwood Holdings, Term Loan
9.750%, 03/20/18	1,750	1,755
Dex Media West
7.250%, 10/24/14	1,575	957
4.720%, 10/24/14	685	416
Dynegy Midwest Generation
9.250%, 08/05/16	4,517	4,617
0.000%, 08/05/16 (H)	205	210
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/16	1,083	1,122
First Data, Term Loan
4.245%, 03/24/18	1,072	982
Firth Rixson, Facility B
4.970%, 12/18/15	500	474
Firth Rixson, Facility C
5.470%, 12/20/16	500	476
Global Aviation Holdings
12.000%, 09/27/12	691	692
0.500%, 09/27/12 (K)	335	—
GOGO LLC
11.250%, 06/21/17	600	579
Harrah’s Entertainment B3
0.000%, 01/28/15 (H)	110	102
Harrah’s Entertainment B6
5.489%, 01/28/18	737	656
Harrah’s Las Vegas
3.240%, 02/13/13	260	199
Harrah’s Operating
9.500%, 01/28/15	2,933	2,966
0.000%, 01/28/15 (H)	265	247
Harrah’s Operating, Term Loan B-2
3.245%, 01/28/15	45	42
Harrah’s Property
0.000%, 02/13/13 (H)	1,140	872
Hologic, Bridge Loan
0.000%, 04/29/19 (H)	595	596

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hologic, Bridge Loan
0.000%, 02/25/13 (K)	$900	$—
Inc Research
7.000%, 07/12/18	893	888
0.000%, 07/13/18 (H)	1,050	1,043
Ineos Holdings Limited
6.500%, 04/27/18	550	538
Intelsat Jackson Holdings
2.745%, 02/01/14	2,100	2,027
Kalispel Tribal Economic Authority
7.500%, 01/31/17	2,645	2,586
LHP Hospital Group
0.000%, 06/29/18 (H)	450	432
Medical Card
12.000%, 09/15/15	1,420	1,129
Merrill Communications
7.750%, 12/24/12	1,100	1,028
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
0.000%, 02/28/16 (H)	1,060	1,060
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 02/28/16	2,575	2,574
Nelson Edu, Term Loan B-1L
2.961%, 07/05/14	978	837
Novell
11.000%, 11/22/18	2,500	2,434
Nuveen Investments
5.969%, 05/13/17	179	176
5.967%, 05/13/17	18	17
5.966%, 05/13/17	133	130
Nuveen Investments, 2nd Lien Term Loan
8.250%, 02/23/19	935	936
Nuveen Investments, Term Loan B
7.250%, 05/13/17	1,950	1,950
Obsidian Natural Gas Trust
6.750%, 11/02/15	1,816	1,816
Ocwen Financial, Term Loan B
7.000%, 09/01/16	892	894
Open Link Financial, Term Loan
8.500%, 10/26/17	3	2
7.750%, 10/26/17	995	995
Party City Holdings Bridge Loan
0.000%, 06/28/13 (H)	1,380	1,380
PF Changs, Bridge Loan
0.000%, 11/07/12 (K)	2,700	—
PQ
6.739%, 06/14/14	1,297	1,227
Realogy, Extended Synthetic Commitment
4.491%, 10/10/16	709	668
Rite Aid
4.500%, 02/17/18	2,138	2,090
Sabre Holdings
5.989%, 09/29/17	1,945	1,867
Sheridan Healthcare
0.000%, 06/29/18 (H)	750	748
Sophos Public
6.500%, 05/10/19	1,421	1,398
SpringLeaf Financial
5.500%, 05/06/17	2,950	2,775

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Summit Materials, Term Loan B
6.000%, 01/24/19	$1,400	$1,403
Sun Healthcare
8.750%, 09/23/16	1,914	1,897
Syniverse Holdings
9.125%, 01/15/19	225	244
Targa Resources
3.239%, 02/09/15	1,716	1,716
Targus Group International, Term Loan B
11.750%, 05/24/16	1	1
11.000%, 05/24/16	398	398
Texas Competitive Electric Holdings, Extending Term Loan
4.741%, 10/10/17	4,438	2,649
3.741%, 10/10/14	6,087	3,810
The Telex Group, 1st Lien Term Loan B
7.750%, 09/22/17	100	99
United Rentals, Bridge Loan
0.000%, 09/15/12 (K)	2,550	—
Univision Communications, Term B Loan
4.495%, 03/31/17	2,100	1,986
Vertafore
9.750%, 10/27/17	560	556
Walter Investment Management
7.750%, 06/16/17	3,795	3,810
Web.com Group
7.000%, 10/27/17	1,452	1,441
Wide Open West Finance
6.495%, 06/27/15	3,075	3,049
Wolverine Bridge Loan
7.750%, 05/01/13	550	550
Wolverine, Unsecured Bridge Loan
0.000%, 02/01/13 (H)	2,500	—
Zuffa
7.500%, 06/18/15	1,706	1,699

Total Loan Participations (Cost $94,589) ($ Thousands)		94,060

MUNICIPAL BONDS — 0.8%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/30	495	387
5.375%, 06/01/24	580	477
5.125%, 06/01/24	865	695
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	2,000	1,606
5.125%, 06/01/47	1,850	1,338
New Jersey Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	7,050	5,461
4.750%, 06/01/34	3,290	2,537

Total Municipal Bonds (Cost $10,696) ($ Thousands)		12,501

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.6%

Other Asset-Backed Securities — 0.6%
Airplanes Pass-Through Trust, Ser 2001-1A
0.792%, 03/15/19 (D)	$1,311	$773
Atlas Senior Loan Fund, Ser 2012-1A, Cl B2L
6.716%, 08/15/24 (A) (D)	3,881	3,270
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/41 (A)	1,228	1,313
Dominos Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42 (A)	498	519
Freeport Loan Trust, Ser 2006-1, Cl D
2.116%, 10/20/20 (A) (D)	4,432	4,377

Total Asset-Backed Securities (Cost $10,324) ($ Thousands)		10,252

PREFERRED STOCK — 0.5%
Ally Financial (A) (D)	27	6,513
Dana Holding (A)	5	608
General Motors	5	159

Total Preferred Stock (Cost $5,734) ($ Thousands)		7,280

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,756
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,715	973
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	1,660	1,644
Vector Group CV to 48.8281
12.921%, 06/15/26 (D)	373	399

Total Convertible Bonds (Cost $4,871) ($ Thousands)		4,776

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings * (A)	70,573	16
Core-Mark Holding	740	36
Dana Holding	67,046	859
Delta Air Lines *	2,568	28
GMX Resources *	19,990	16
Neenah Enterprises (G) *	17,244	125
Quad	311	4
United Continental Holdings *	35	1
VSS AHC, Cl A * (G) (I) (L)	27,106	323

Total Common Stock (Cost $3,528) ($ Thousands)		1,408

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology,
Expires 03/15/17 *	1,790	—
CUI Acquisition (G) (I) (L) *	47,444	2,159

Description	Shares	Market Value ($ Thousands)

Total Warrants (Cost $4,033) ($ Thousands)		$2,159

AUCTION RATE PREFERRED SECURITY — 0.1%
Invesco Van Kampen Senior Income Trust (D)	18,250	1,788

Total Auction Rate Preferred Security (Cost $1,615) ($ Thousands)		1,788

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.150%**† (J)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 6.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	95,923,863	95,924

Total Cash Equivalent (Cost $95,924) ($ Thousands)		95,924

Total Investments — 97.1% (Cost $1,539,049) ($ Thousands) ††		$1,558,555

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

A summary of outstanding swap agreements held by the Fund at June 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00	12/20/16	17,280	$(768)

Percentages are based on a Net Assets of $1,605,810 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012

‡	Real Estate Investment Trust

†	Investment in Affiliated Security

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2012. The date reported on the Schedule of Investments is the next reset date.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2012. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at June 30, 2012. The total value of securities on loan atJune 30, 2012 was $6 ($ Thousands).

(G)	Securities considered illiquid. The total value of such securities as of June 30, 2012 was $4,065($ Thousands) and represented 0.25% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $4,065 ($ Thousands) and represented 0.25% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $6 ($ Thousands) (K) Unfunded Bank Loan.

(L)	Securities considered restricted. The total value of such securities as of June 30, 2012 was $3,940($ Thousands) and represented 0.24% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

††	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,539,049($ Thousands), and the unrealized appreciation and depreciation were $62,517($ Thousands) and $ (43,011)($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2012

A summary of restricted securities held by the Fund as of June 30, 2012, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$8	0.00%
CUI Acquisition Warrants	47	09/06/11	09/06/11	4,033	2,159	0.13
Momentive Performance Materials PIK	1,996	12/07/10	12/07/10	1,832	1,450	0.09
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$6,350	$3,940	0.24%

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,180,969	$2,780	$1,183,749
Collateralized Debt
Obligations	—	—	149,029	149,029
Loan Participations	748	87,071	6,241	94,060
Municipal Bonds	—	12,501	—	12,501
Asset-Backed Securities	—	2,605	3,270	5,875
Preferred Stock	767	6,513	—	7,280
Convertible Bonds	—	4,772	4	4,776
Common Stock	944	16	448	1,408
Warrants	—	—	2,159	2,159
Auction Rate Preferred
Security	—	—	1,788	1,788
Affiliated Partnership	—	6	—	6
Cash Equivalents	95,924	—	—	95,924

Total Investments in Securities	$98,383	$1,294,453	$165,719	$1,558,555

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(768)	$—	$(768)

Total Other Financial Instruments	$—	$(768)	$—	$(768)

*	Swaps are valued at the unrealized depreciation of the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Asset- Backed Securities
Beginning balance as of October 1, 2011	$6,515	$108,629	$12,005	$1,310
Accrued discounts/premiums	34	1,359	19	3
Realized gain/(loss)	(2,210)	3,335	14	—
Change in unrealized appreciation/(depreciation)	1,774	6,060	(50)	(102)
Purchases	1,808	82,207	2,525	3,369
Sales	(1,657)	(52,561)	(5,964)	—
Net transfer into Level 3	1,075	—	—	—
Net transfer out of Level 3	(4,559)	—	(2,308)	(1,310)

Ending balance as of June 30, 2012	$2,780	$149,029	$6,241	$3,270

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(476)	$7,181	$(98)	$—

	Convertible Bonds	Common Stock	Warrants	Auction Rate Preferred
Beginning balance as of October 1, 2011	$982	$401	$2,948	$9,620
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	5	(84)	—	1,313
Change in unrealized appreciation/(depreciation)	—	136	(789)	(444)
Purchases	—	—	—	—
Sales	(5)	(5)	—	(8,701)
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	(978)	—	—	—

Ending balance as of June 30, 2012	$4	$448	$2,159	$1,788

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$—	$47	$(789)	$146

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 96.5%
U.S. Treasury Inflation Protected Security
2.375%, 01/15/17	$19,025	$21,956
2.000%, 01/15/14 to 01/15/16	64,023	68,140
1.875%, 07/15/13 to 07/15/15	29,959	32,032
1.625%, 01/15/15	24,220	25,738
1.250%, 04/15/14	23,429	24,189
0.500%, 04/15/15	29,993	31,141
0.125%, 04/15/16 to 04/15/17	64,098	67,053
U.S. Treasury Note
3.125%, 04/30/17	17,725	19,736

Total U.S. Treasury Obligations (Cost $287,822) ($ Thousands)		289,985

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%*†	9,508,201	9,508

Total Cash Equivalent (Cost $9,508) ($ Thousands)		9,508

Total Investments — 99.7% (Cost $297,330) ($ Thousands) ‡		$299,493

Percentages are based on a Net Assets of $300,535 ($ Thousands)

*	Rate shown is the 7-day effective yield as of June 30, 2012

†	Investment in Affiliated Security

Cl — Class

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $297,330 ($ Thousands), and the unrealized appreciation and depreciation were $3,579 ($ Thousands) and ($1,416) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$289,985	$—	$289,985
Cash Equivalent	9,508	—	—	9,508

Total Investments in Securities	$9,508	$289,985	$—	$299,493

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 86.0%
Altegris Macro Strategy Fund, Cl I	962,459	$9,211
Altegris Managed Futures Strategy Fund, Cl I	2,967,694	28,698
AQR Diversified Arbitrage Fund Cl I Driehaus Active Income Fund	3,659,575 3,858,588	40,292 39,975
DWS Disciplined Market Neutral Fund, Institutional Class	1,184,465	11,205
Eaton Vance Global Macro Absolute Return Fund, Cl I	3,137,845	30,719
Merger Fund	2,779,730	43,836
MutualHedge Frontier Legends Fund, Cl I	2,244,292	22,398
TFS Market Neutral Fund	1,253,118	18,834
The Arbitrage Fund, Cl I	1,896,929	24,850

Total Registered Investment Companies (Cost $275,787) ($ Thousands)		270,018

COMMON STOCK — 6.7%

Consumer Discretionary — 0.7%
Autozone *	225	83
CBS, Cl B	7,230	237
Coach	1,700	99
Family Dollar Stores	1,240	82
GNC Holdings, Cl A	3,390	133
Hibbett Sports *	2,540	147
Home Depot	1,770	94
Honda Motor	8,010	278
Las Vegas Sands	2,510	109
Lennar, Cl A	2,240	69
Ralph Lauren, Cl A	720	101
Starbucks	2,540	135
Starwood Hotels & Resorts Worldwide	7,670	407
Tempur-Pedic International *	6,420	150
Titan International	2,090	51
Yum! Brands	1,280	83

		2,258

Consumer Staples — 0.2%
Anheuser-Busch InBev ADR	2,550	203
Church & Dwight	2,780	154
Hershey	1,170	85
PepsiCo	2,080	147

		589

Energy — 0.4%
Anadarko Petroleum	5,330	353
Cabot Oil & Gas	2,020	80
EOG Resources	1,200	108
National Oilwell Varco	1,310	84
Rowan, Cl A *	4,820	156
Schlumberger	2,730	177
Transocean	7,580	339

		1,297

Financials — 1.9%
Affiliated Managers Group *	2,870	314
AIA Group	45,301	155

Description	Shares	Market Value ($ Thousands)

Alterra Capital Holdings	4,720	$110
American Express	6,730	392
American Safety Insurance Holdings *	8,460	159
American Tower, Cl A †	2,710	189
Brown & Brown	5,600	153
Camden Property Trust	2,340	158
Cardinal Financial	4,480	55
Cardtronics *	4,970	150
CBRE Group, Cl A *	890	15
Compartamos	94,860	110
Duke Realty †	2,650	39
First Connecticut Bancorp	5,200	70
First Republic Bank *	7,010	236
Flagstone Reinsurance Holdings	25,030	200
Fortegra Financial *	15,520	124
IntercontinentalExchange *	2,270	309
Invesco	5,810	131
LaSalle Hotel Properties †	4,410	128
Lazard, Cl A	8,130	211
MarketAxess Holdings	6,090	162
MetroCorp Bancshares *	16,740	179
Metropolitan Bank & Trust	85,450	188
Och-Ziff Capital Management Group, Cl A	16,050	122
Ocwen Financial *	6,810	128
OmniAmerican Bancorp *	4,130	88
Oriental Financial Group	7,900	88
ProAssurance	2,990	266
ProLogis †	2,410	80
Prudential Financial	4,880	236
Signature Bank *	3,570	218
Summit Hotel Properties †	12,610	106
TD Ameritrade Holding	4,830	82
Texas Capital Bancshares *	3,670	148
Travelers	2,570	164
West Coast Bancorp *	6,470	127

		5,790

Health Care — 1.8%
Abbott Laboratories	1,630	105
Acadia Healthcare *	3,980	70
Agilent Technologies	4,650	182
Alexion Pharmaceuticals *	540	54
Allergan	1,320	122
AmerisourceBergen	8,620	339
Amicus Therapeutics *	4,820	26
Analogic	1,270	79
Ariad Pharmaceuticals *	3,400	58
ArthroCare *	2,690	79
Astellas Pharma	2,330	101
Baxter International	2,930	156
Biogen Idec *	1,810	261
Bristol-Myers Squibb	11,450	412
Cepheid *	1,260	56
Cerner *	5,430	449
Cigna	880	39
Covidien	1,530	82
Cubist Pharmaceuticals *	2,000	76
Cyberonics *	1,620	73
Elan ADR *	2,280	33
Express Scripts Holding *	6,130	342

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

HCA Holdings	1,590	$48
Health Management Associates, Cl A *	6,250	49
HealthSouth *	2,720	63
Incyte *	690	16
Intuitive Surgical *	355	197
Jazz Pharmaceuticals *	880	40
MAKO Surgical *	2,310	59
Medivation *	440	40
Merck	4,880	204
Metropolitan Health Networks *	4,040	39
OncoGenex Pharmaceutical *	2,230	30
Ono Pharmaceutical	690	43
Onyx Pharmaceuticals *	1,340	89
Optimer Pharmaceuticals *	1,500	23
Pfizer	31,710	729
PSS World Medical *	8,830	185
QLT *	3,320	25
Questcor Pharmaceuticals *	1,100	59
Regeneron Pharmaceuticals *	340	39
Spectrum Pharmaceuticals *	8,590	134
SXC Health Solutions *	610	61
Synageva BioPharma *	580	24
UnitedHealth Group	2,410	141
YM Biosciences *	2,990	—

		5,531

Industrials — 0.5%
BE Aerospace *	6,100	266
Boeing	3,460	257
Caterpillar	1,000	85
Clean Harbors *	2,530	143
Equifax	7,630	356
Honeywell International	1,940	108
Huron Consulting Group *	3,580	113
JB Hunt Transport Services	2,640	157
SPX	3,390	222

		1,707

Information Technology — 0.9%
Altera	3,050	103
Apple *	210	123
Broadcom, Cl A	8,060	272
Cisco Systems	4,890	84
Citrix Systems *	2,300	193
eBay *	2,950	124
Electronic Arts *	10,010	124
EMC *	5,440	139
Facebook, Cl A *	1,940	60
Fidelity National Information Services	11,420	389
Fortinet *	6,340	147
Google, Cl A *	165	96
Jabil Circuit	2,550	52
Juniper Networks *	8,390	137
ON Semiconductor *	16,160	115
OSI Systems *	1,630	103
TIBCO Software *	3,460	104
Trimble Navigation *	2,560	118
Ubiquiti Networks *	5,000	71
Visa, Cl A	710	88
VMware, Cl A *	970	88

		2,730

Description	Shares	Market Value ($ Thousands)

Materials — 0.3%
BHP Billiton	5,440	$154
CF Industries Holdings	430	83
Crown Holdings *	5,900	204
Eastman Chemical	3,590	181
Monsanto	1,770	147
PPG Industries	1,190	126
Yamana Gold	9,300	143

		1,038

Total Common Stock (Cost $20,188) ($ Thousands)		20,940

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080% **††	14,854,356	14,854

Total Cash Equivalent (Cost $14,854) ($ Thousands)		14,854

Total Investments — 97.4% (Cost $310,829) ($ Thousands) ‡		$305,812

COMMON STOCK SOLD SHORT — (4.8)%

Consumer Discretionary — (0.6)%
Advance Auto Parts	(1,840)	(125)
Cheesecake Factory *	(1,970)	(63)
Chipotle Mexican Grill, Cl A *	(160)	(61)
Daimler	(2,890)	(130)
Dollar General *	(1,120)	(61)
Dunkin’ Brands Group	(1,760)	(60)
Focus Media Holding ADR	(2,750)	(65)
Foot Locker	(2,120)	(65)
Hasbro	(4,170)	(141)
LKQ *	(2,490)	(83)
Lowe’s	(3,000)	(85)
Marriott International, Cl A	(7,690)	(301)
MGM Mirage *	(6,320)	(71)
NetFlix *	(600)	(41)
Omnicom Group	(1,480)	(72)
PetSmart	(2,140)	(146)
PulteGroup *	(5,850)	(63)
Time Warner	(4,660)	(179)

		(1,812)

Consumer Staples — (0.2)%
CVS Caremark	(4,300)	(201)
Dean Foods *	(8,560)	(146)
HJ Heinz	(2,820)	(153)
JM Smucker	(1,380)	(104)
Kraft Foods, Cl A	(1,850)	(72)

		(676)

Energy — (0.3)%
Apache	(3,630)	(319)
Diamond Offshore Drilling	(2,490)	(147)
EnCana	(4,000)	(83)
Helmerich & Payne	(3,330)	(145)
Tidewater	(1,790)	(83)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Whiting Petroleum *	(1,590)	$(66)

		(843)

Financials — (1.1)%
Aflac	(3,540)	(151)
Allstate	(4,660)	(164)
Ameriprise Financial	(4,150)	(217)
Bank of America	(12,800)	(105)
Bank of New York Mellon	(5,240)	(115)
BankUnited	(2,820)	(66)
Charles Schwab	(6,470)	(84)
CME Group	(520)	(139)
DCT Industrial Trust †	(7,160)	(45)
Government Properties Income Trust	(2,640)	(60)
Green Dot, Cl A *	(3,780)	(84)
Grupo Financiero Banorte, Cl O	(11,450)	(59)
Hong Kong Exchanges and Clearing	(11,952)	(169)
Host Hotels & Resorts	(7,310)	(116)
Jefferies Group	(12,600)	(164)
KBW	(4,900)	(81)
Legg Mason	(4,860)	(128)
MSCI, Cl A *	(4,340)	(148)
Muenchener Rueckversicherungs	(580)	(82)
Pebblebrook Hotel Trust †	(4,480)	(104)
Portfolio Recovery Associates *	(1,020)	(93)
Royal Bank of Canada	(1,860)	(95)
StanCorp Financial Group	(3,590)	(133)
Sunstone Hotel Investors †	(7,390)	(81)
T. Rowe Price Group	(2,150)	(135)
Trustmark	(6,270)	(153)
UDR †	(3,190)	(82)
Waddell & Reed Financial, Cl A	(3,850)	(117)
WR Berkley	(4,680)	(182)
Zions Bancorporation	(9,980)	(194)

		(3,546)

Health Care — (1.1)%
Amgen	(3,150)	(230)
Bayer	(710)	(51)
Becton Dickinson	(2,130)	(159)
Celgene *	(310)	(20)
Charles River Laboratories International *	(1,860)	(61)
Dentsply International	(3,250)	(123)
Edwards Lifesciences *	(2,520)	(260)
Health Net *	(3,530)	(86)
Henry Schein *	(2,070)	(162)
Humana	(980)	(76)
Immunogen *	(2,060)	(35)
Insulet *	(1,520)	(32)
Laboratory Corp of America Holdings *	(1,300)	(120)
Mettler Toledo International *	(2,000)	(312)
Mindray Medical International	(2,300)	(70)
Nektar Therapeutics *	(6,260)	(51)
Patterson	(3,690)	(127)
Quest Diagnostics	(1,010)	(60)
Seattle Genetics *	(1,870)	(47)
Shire ADR	(470)	(41)
Takeda Pharmaceutical	(1,330)	(60)

Description	Shares	Market Value ($ Thousands)

Thermo Fisher Scientific	(10,840)	$(563)
Varian Medical Systems *	(3,440)	(209)
Watson Pharmaceuticals *	(5,770)	(427)

		(3,382)

Industrials — (0.5)%
3M	(930)	(83)
Dun & Bradstreet	(3,620)	(258)
General Dynamics	(2,290)	(151)
Graco	(1,120)	(52)
Kansas City Southern	(2,240)	(156)
PACCAR	(2,710)	(106)
Parker Hannifin	(2,790)	(214)
Rockwell Automation	(3,270)	(216)
Stericycle *	(1,518)	(139)
Waste Management	(4,600)	(154)

		(1,529)

Information Technology — (0.6)%
Factset Research Systems	(1,320)	(123)
Informatica *	(1,490)	(63)
Infosys ADR	(1,150)	(52)
Intel	(4,740)	(126)
Jack Henry & Associates	(13,530)	(467)
Parametric Technology *	(2,440)	(51)
Paychex	(2,510)	(79)
Polycom *	(12,920)	(136)
Rackspace Hosting *	(980)	(43)
Rovi *	(2,500)	(49)
SAP ADR	(3,115)	(185)
Sapient	(5,100)	(51)
Tech Data *	(4,700)	(226)
Telefonaktiebolaget LM Ericsson	(9,490)	(87)
TriQuint Semiconductor *	(9,300)	(51)
VistaPrint *	(2,680)	(87)
Western Digital *	(3,950)	(120)

		(1,996)

Materials — (0.4)%
Agrium	(2,470)	(218)
Anglo American	(4,599)	(151)
AngloGold Ashanti ADR	(3,890)	(134)
Ball	(3,870)	(159)
Dow Chemical	(3,680)	(116)
International Paper	(1,750)	(51)
LyondellBasell Industries, Cl A	(2,890)	(116)
Sherwin-Williams	(1,610)	(213)

		(1,158)

Total Common Stock Sold Short (Proceeds $(14,857)) ($ Thousands)		(14,942)

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.1)%
iShares NASDAQ Biotechnology Index Fund	(840)	$(109)
SPDR S&P 500 ETF Trust	(1,450)	(198)
SPDR S&P Biotech ETF	(440)	(39)

		(346)

Total Exchange Traded Funds Sold Short (Proceeds $(337)) ($ Thousands)		(346)

Total Securities Sold Short (Proceeds $(15,194)) ($ Thousands)@		$(15,288)

Percentages are based on Net Assets of $313,886 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositoy Receipt

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $310,829 ($ Thousands), and the unrealized appreciation and depreciation were $1,358 ($ Thousands) and ($6,375) ($ Thousands), respectively.

@	At June 30, 2012, the tax basis proceeds of the Fund’s securities sold short was $15,194 ($ Thousands), and the unrealized appreciation and depreciation were $350 ($ Thousands) and ($256) ($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$270,018	$—	$—	$270,018
Common Stock	20,940	—	—	20,940
Cash Equivalent	14,854	—	—	14,854

Total Investments in Securities	$305,812	$—	$—	$305,812

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(14,942)	$—	$—	$(14,942)
Exchange Traded Funds	(346)	—	—	(346)

Total Securities Sold Short	$(15,288)	$—	$—	$(15,288)

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2012

Description	Face Amount ($ Thousands) / Shares(1)	Market Value ($ Thousands)

SOVEREIGN DEBT — 23.6%
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20 EUR	$23,862	$34,741
1.500%, 04/15/16 EUR	25,659	34,871
France Government Bond OAT
1.600%, 07/25/15 EUR	31,938	42,719
1.100%, 07/25/22 EUR	21,169	26,972
United Kingdom GILT Inflation Linked
1.875%, 11/22/22 GBP	27,002	53,639

Total Sovereign Debt (Cost $200,961) ($ Thousands)		192,942

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Inflation Protected Security
2.375%, 01/15/17	102,456	118,240
0.125%, 01/15/22	77,259	81,744

Total U.S. Treasury Obligations (Cost $199,635) ($ Thousands)		199,984

CASH EQUIVALENT — 27.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	222,000,000	222,000

Total Cash Equivalent (Cost $222,000) ($ Thousands)		222,000

Total Investments — 75.2% (Cost $622,596) ($ Thousands) ‡		$614,926

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	45	Sep-2012	$(26)
Brent Crude Penultimate	112	Aug-2012	(1,557)
Brent Crude Penultimate	(20)	Sep-2012	(100)
Corn	111	Dec-2012	407
Cotton No. 2	22	Dec-2012	17
Crude Oil	150	Aug-2012	(1,707)
Crude Oil	7	Sep-2012	33
DJ Euro Stoxx 50 Index	452	452Sep-2012	725
Euro-Bund	784	Sep-2012784	(3,483)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
(continued)
Feeder Cattle	7	Aug-2012	$(9)
FTSE 100 Index	230	Sep-2012	379
FTSE/JSE Top 40 Index	228	Sep-2012	(260)
Gasoil Euro	(11)	Aug-2012	(21)
Gasoil Euro	46	Jul-2012	(452)
Gold	82	Aug-2012	124
Heating Oil	13	Aug-2012	(158)
H-shares Index	138	Jul-2012	100
Japanese 10-Year Bond	124	Sep-2012	488
KOSPI 200 Index	102	Sep-2012	(123)
Lean Hogs	52	Jul-2012	48
Live Cattle	19	Sep-2012	11
LME Aluminum	11	Dec-2012	(25)
LME Copper	36	Dec-2012	221
LME Lead	1	Dec-2012	(2)
LME Nickle	17	Dec-2012	6
LME Zinc	2	Dec-2012	(1)
Long Gilt 10-Year Bond	194	Sep-2012	29
Natural Gas Swap Future	439	Aug-2012	214
Natural Gas Swap Future	283	Sep-2012	110
NYMEX Cocoa	5	Sep-2012	7
NYMEX Coffee	44	Sep-2012	40
RBOB Gasoline	15	Aug-2012	(157)
Russell 2000 Index E-MINI	143	Sep-2012	532
S&P 500 Index E-MINI	1,802	Sep-2012	3,776
S&P Mid 400 Index E-MINI	127	Sep-2012	294
SGX S&P CNX Nifty Index	155	Jul-2012	52
Silver	9	Sep-2012	18
Soybean	49	Jan-2013	107
Soybean Meal	7	Dec-2012	(1)
Sugar No. 11	99	Sep-2012	121
Taiwan Index	161	Jul-2012	133
Topix Index	136	Sep-2012	992
U.S. 10-Year Treasury Note	245	Sep-2012	31
Wheat	135	Dec-2012	441

			$1,374

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2012

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Appreciation (Depreciation) ($ Thousands)
9/19/12	BRL	1,100	USD	522	$(15)
9/19/12	EUR	600	USD	751	(11)
9/19/12	SGD	500	USD	391	(4)
9/19/12	TRY	100	USD	54	—
9/19/12	TWD	8,700	USD	291	—
9/19/12	USD	1,804	EUR	1,420	—
9/19/12	USD	304	ILS	1,200	3
9/19/12	USD	792	KRW	923,700	12
9/19/12	USD	1,913	MXP	26,700	61
9/19/12	ZAR	1,200	USD	140	(5)
9/19/12	BRL	200	USD	96	(2)
9/19/12	EUR	2,800	USD	3,534	(22)
9/19/12	ILS	4,600	USD	1,189	15
9/19/12	RUB	705	USD	21	—
9/19/12	TWD	47,500	USD	1,594	2
9/19/12	USD	2,474	KRW	2,879,500	35
9/19/12	USD	260	MXP	3,600	6
9/19/12	USD	867	SGD	1,100	1
9/19/12	USD	3,264	TRY	6,000	(1)
9/19/12	USD	802	ZAR	6,700	8
9/19/12	BRL	300	USD	145	(1)
9/19/12	EUR	2,774	USD	3,436	(87)
9/19/12	GBP	35,196	USD	54,443	(738)
9/19/12	MXP	18,200	USD	1,268	(78)
9/19/12	RUB	138,159	USD	4,213	14
9/19/12	SGD	700	USD	545	(8)
9/19/12	TRY	4,400	USD	2,321	(72)
9/19/12	TWD	35,500	USD	1,188	(2)
9/19/12	USD	15,442	EUR	12,344	233
9/19/12	USD	5,560	ILS	21,600	(44)
9/19/12	USD	124	KRW	146,700	4
9/19/12	USD	23,279	MXP	330,100	1,120
9/19/12	USD	10,974	SGD	14,000	82
9/19/12	USD	10,780	TWD	322,100	14
9/19/12	USD	1,093	ZAR	9,300	31
9/19/12	BRL	2,100	USD	1,005	(20)
9/19/12	EUR	171,083	USD	214,118	(3,136)
9/19/12	USD	7,202	BRL	14,900	76

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
(continued)
9/19/12	USD	3,003	EUR	2,393	$36
9/19/12	USD	359	ILS	1,400	(1)
9/19/12	USD	13,877	KRW	16,371,900	388
9/19/12	USD	595	MXP	8,400	26
9/19/12	USD	390	SGD	500	5
9/19/12	USD	25,116	TRY	46,900	388
9/19/12	USD	432	TWD	12,900	–
9/19/12	USD	516	ZAR	4,400	16

					$(1,671)

A list of the counterparties for the outstanding forward foreign currency contracts held by the fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	6,998	7,038	$40
Liquidnet	14,108	14,151	43
RBS Securities	135,781	136,250	469
Royal Bank of Scotland	269,770	267,547	(2,223)

			$(1,671)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2012

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positive Price Return	08/19/12	14,496	BRL	$(20)
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	09/08/12	38,043	EUR	(589)
Merrill Lynch	Wheat	Negative Price Return	Positive Price Return	09/14/12	644		88
Bank of America	Russian Trading Systems Index	Negative Price Return	Positive Price Return	09/15/12	3,911		121
Bank of America	Mini Japanese 10-Year Treasury Bond	Negative Price Return	Positive Price Return	09/20/12	19,541,840	JPY	(25)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	09/21/12	321,834		1,171
Merrill Lynch	Corn Futures	Negative Price Return	Positive Price Return	09/23/12		1,446	185
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	09/24/12	8,543	CHF	343
Bank of America	Long Gilt	Negative Price Return	Positive Price Return	09/28/12	12,983	GBP	149
Merrill Lynch	Soybean	Negative Price Return	Positive Price Return	11/24/12	1,214		83
Merrill Lynch	Soybean Meal	Negative Price Return	Positive Price Return	12/31/12	3,842		240

							$1,746

Percentages are based on Net Assets of $817,477($Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

(1)	In U.S. Dollars unless otherwise indicated.

BRL — Brazil Real Cl — Class

CHF — Swiss Franc

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange KRW — Korean wan

LME — London Metal Exchange

OAT — Obligations Assimilables du Trésor

MXP — Mexican Peso

NYMEX — New York Mercantile Exchange

RBOB — Reformulated Blendstock for Oxygenate Blending

RTS — Russian Trading Systems Index

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $622,596

($ Thousands), and the unrealized appreciation and depreciation were $1,352

($ Thousands) and ($9,022) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$192,942	$—	$192,942
U.S. Treasury Obligations	—	199,984	—	199,984
Cash Equivalent	222,000	—	—	222,000

Total Investments in Securities	$222,000	$392,926	$—	$614,926

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,462	$—	$—	$1,462
Forwards*	—	(1,671))	—	(1,671)
Total Return Swaps*	—	1,746	—	1,746

Total Other Financial Instruments	$1,462	$75	$—	$1,537

*Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

Additional Accounting Policies

The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (“Subsidiary”). The Subsidiary has entered into a separate advisory agreement with SEI Investments Management Corporation (“SIMC”) for the management of the Subsidiary’s Portfolio. Similar to the Fund, the Subsidiary uses a multi-manager approach under the general supervision at SIMC whereby the subsidiary allocates its assets among on or more sub-advisers with differing philosophies and investment strategies. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The derivative instruments in which a Subsidiary primarily intends to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract or a subset of commodities or commodity futures contracts.

With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2012

Additional Valuation and Accounting Policies (continued)

The Fund has requested a private letter ruling from the IRS concluding that the income generated from its investment in the Subsidiary, which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (RIC) qualification purposes, regardless of whether actual distributions are made to the Fund by the Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Fund from controlled foreign corporations such as the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.4%

Consumer Discretionary — 8.7%
Armored Autogroup
9.250%, 11/01/18 (A)	$400	$345
Caesars Operating Escrow
8.500%, 02/15/20 (A)	500	504
Expedia
5.950%, 08/15/20	1,250	1,310
GRD Holdings III
10.750%, 06/01/19 (A)	650	643
Mastro’s Restaurants
12.000%, 06/01/17 (A)	270	275
MGM Resorts International
7.750%, 03/15/22	500	516
Reynolds Group
6.875%, 02/15/21 (A)	450	468
Sitel
11.000%, 08/01/17 (A)	250	243
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	250	218
Univision Communications
6.875%, 05/15/19 (A)	400	412
WMG Acquisition
11.500%, 10/01/18	250	276
Wok Acquisition
10.250%, 06/30/20 (A)	250	258

		5,468

Energy — 2.3%
Eagle Rock Energy Partners
8.375%, 06/01/19	270	269
Exterran Holdings
7.250%, 12/01/18	350	336
Penn Virginia Resource Partners
8.375%, 06/01/20 (A)	560	569
SandRidge Energy
8.125%, 10/15/22 (A)	300	303

		1,477

Financials — 11.7%
City National Bank
5.375%, 07/15/22	500	513
General Electric Capital, Ser A
7.125%, 12/31/49 (B)	1,000	1,056
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,654
Jefferies Group
6.875%, 04/15/21	700	704
Kennedy-Wilson
8.750%, 04/01/19	445	458
Nationstar Mortgage
9.625%, 05/01/19 (A)	550	582
Nuveen Investments
10.500%, 11/15/15	500	507
Schahin II Finance SPV
5.875%, 09/25/22 (A)	1,500	1,504
USI Holdings
9.750%, 05/15/15 (A)	400	402

		7,380

Health Care — 2.1%
Apria Healthcare Group
12.375%, 11/01/14	100	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

11.250%, 11/01/14	$450	$466
Physiotherapy Associates Holdings
11.875%, 05/01/19 (A)	430	435
Symbion
8.000%, 06/15/16	350	348

		1,344

Industrials — 5.1%
AWAS Aviation Capital
7.000%, 10/17/16 (A)	1,284	1,329
Ceridian
8.875%, 07/15/19 (A)	350	361
CEVA Group
8.375%, 12/01/17 (A)	500	485
Embraer
5.150%, 06/15/22	500	513
Marquette Transportation
10.875%, 01/15/17	50	53
Thermadyne Holdings
9.000%, 12/15/17	500	511

		3,252

Information Technology — 5.2%
Audatex North America
6.750%, 06/15/18 (A)	500	526
Avaya PIK
10.125%, 11/01/15	500	415
Lawson Software
11.500%, 07/15/18 (A)	350	396
9.375%, 04/01/19 (A)	300	320
Open Solutions
9.750%, 02/01/15 (A)	250	220
Sabre
8.500%, 05/15/19 (A)	500	508
Sabre Holdings
8.350%, 03/15/16	500	473
Zayo Group
10.125%, 07/01/20 (A)	150	159
8.125%, 01/01/20 (A)	250	261

		3,278

Materials — 1.3%
APERAM
7.750%, 04/01/18 (A)	500	425
Kaiser Aluminum
8.250%, 06/01/20 (A)	225	229
Mirabela Nickel
8.750%, 04/15/18 (A)	261	179

		833

Total Corporate Obligations (Cost $22,892) ($ Thousands)		23,032

COLLATERALIZED DEBT OBLIGATIONS — 30.6%

Other Asset-Backed Securities — 30.6%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A3
0.395%, 09/25/36 (B)	1,240	1,077
Aerco, Ser 2000-2A, Cl A3
0.389%, 07/15/25 (A) (B)	2,258	1,649
Asset Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.295%, 12/25/34 (B)	750	562

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/33 (A) (B)	$973	$798
Black Diamond CLO, Ser 2007-1A, Cl C
1.156%, 04/29/19 (A) (B)	1,100	823
Centurion CDO VII, Ser 2004-7A, Cl B2
1.866%, 01/30/16 (A) (B)	750	680
DFR Middle Market CLO, Ser 2007-1A, Cl C
2.766%, 07/20/19 (A) (B)	500	460
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.958%, 09/15/35 (C)	1,087	1,013
FM Leveraged Capital Fund, Ser 2006- 2A, Cl C
1.317%, 11/15/20 (A) (B)	1,000	807
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.466%, 12/20/18 (A) (B)	1,550	1,154
GSC Partners CDO Fund VII, Ser 2006- 7A, Cl C
1.467%, 05/25/20 (A) (B)	750	629
GSC Partners CDO Fund, Ser 2004-5X, Cl B
1.717%, 11/20/16 (B)	1,000	876
GSC Partners CDO Fund, Ser 2005-6A, Cl B
1.316%, 10/23/17 (A) (B) (C)	750	680
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.679%, 08/27/47 (A) (B)	1,184	983
Pacifica CDO, Ser 2006-5A, Cl B2
5.811%, 01/26/20 (A) (C)	1,000	956
Shinnecock CLO, Ser 2006-1A, Cl C
1.367%, 07/15/18 (A) (B)	500	381
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.716%, 01/29/40 (A) (B)	750	600
TCW Global Project Fund, Ser 2005- 1A, Cl A2
1.317%, 09/01/17 (A) (B) (C)	500	373
TCW Global Project Fund, Ser 2005- 1A, Cl A1
1.117%, 09/01/17 (A) (B) (C)	1,250	1,054
Triaxx Prime CDO, Ser 2006-1A, Cl A1
0.499%, 03/03/39 (A) (B) (C)	2,951	2,135
Westchester CLO, Ser 2007-1A, Cl A1B
0.806%, 08/01/22 (A) (B)	1,000	747
Zais Investment Grade, Ser 2004-6A, Cl A2A
1.792%, 07/27/18 (A) (B)	1,000	900

		19,337

Total Collateralized Debt Obligations (Cost $19,467) ($ Thousands)		19,337

LOAN PARTICIPATIONS — 7.3%
Amscan Unsecured Bridge Loan
0.000%, 10/04/12 (E)	250	—
AAA Investments, L.P. 1st Lien
4.250%, 06/30/15	196	177
0.000%, 06/30/15 (D)	350	315

Description	Face Amount ($ Thousands) / Contracts	Market Value ($ Thousands)

Asurion, 1st Lien
5.500%, 05/24/18	$500	$497
El Paso Energy, Term Loan
6.500%, 04/10/18	500	504
First Data
5.239%, 03/24/17	500	476
GOGO LLC
11.250%, 06/21/17	250	241
Guitar Center, Extended Term Loan
5.730%, 04/09/17	500	466
HD Supply, Term Loan
7.250%, 10/12/17	500	503
Helm Financial, Term Loan
6.250%, 06/01/17	150	148
Hologic, Bridge Loan
0.000%, 02/25/13 (E)	500	—
MISYS, 2nd Lien
12.000%, 12/06/19	250	244
NAB Holdings LLC
7.000%, 04/25/18	250	249
PF Changs, Bridge Loan
0.000%, 11/07/12 (E)	500	—
PLATO, 1st Lien
7.500%, 05/09/18	100	99
SABRE, Extended Term Loan
5.989%, 12/29/17	499	479
Smile Brands Group, Term B Loan
7.000%, 12/21/17	207	206
Wolverine, Unsecured Bridge Loan (E)
0.000%, 02/01/13	500	—

Total Loan Participations (Cost $4,617) ($ Thousands)		4,604

PURCHASED OPTIONS — 0.3%
ProShares UltraShort 20+ Year Treasury, Call, Expires: 01/19/13
Strike Price: $18.00 *	904	71
Strike Price: $20.00 *	668	28
Strike Price: $21.00 *	658	19
SPDR Gold Shares, Call Expires: 09/28/12
Strike Price: $152.00 *	99	74
Strike Price: $157.00 *	55	29

Total Purchased Options (Cost $384) ($ Thousands)		221

Total Investments — 74.6% (Cost $47,360)($ Thousands) ‡		$47,194

WRITTEN OPTIONS — (1.0)%
ProShares UltraShort 20+ Year Treasury, Call, Expires: 01/19/13
Strike Price: $19.00 *	(658)	(250)
Strike Price: $20.00 *	(668)	(204)
ProShares UltraShort 20+ Year Treasury, Put, Expires: 01/19/13
Strike Price: $15.00 *	(904)	(100)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2012

Description	Contracts	Market Value ($ Thousands)

SPDR Gold Shares, Call Expires: 09/28/12
Strike Price: $165.00 *	(149)	$(35)
Strike Price: $170.00 *	(82)	(13)

Total Written Options (Premiums Received $(411)) ($ Thousands)@		$(602)

Percentages are based on Net Assets of $63,234 ($ Thousands).

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities of June 30, 2012 was $6,211 ($ Thousands) and represented 9.8% of net Assets.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Unfunded bank loan.

CDO— Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

LLC. — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $47,360 ($ Thousands), and the unrealized appreciation and depreciation were $679 ($ Thousands) and ($845)($ Thousands) respectively.

@	At June 30, 2012, the tax basis proceeds of the Fund’s written options was $411 ($ Thousands), and the unrealized appreciation and depreciation were $191 ($ Thousands) and ($0) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$23,032	$—	$23,032
Collateralized Debt Obligations	—	13,126	6,211	19,337
Loan Participations	—	4,604	—	4,604
Purchased Options	221	—	—	221

Total Investments in Securities	$221	$40,762	$6,211	$47,194

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(602)	$—	$—	$(602)

Total Securities Sold Short	$(602)	$—	$—	$(602)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Corporate Obligations
Beginning balance as of April 9, 2012	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	6,211
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2012	$6,211

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 15.8%

Australia — 0.9%
BHP Billiton	97,090	$3,130
OneSteel	334,830	297
Rio Tinto	14,120	818

		4,245

Brazil — 1.5%
Petroleo Brasileiro, Cl A ADR	64,040	1,162
Petroleo Brasileiro ADR	139,490	2,618
Vale, Cl B ADR	169,460	3,306

		7,086

Canada — 3.8%
Agrium	22,590	1,999
Allied Properties Real Estate Investment Trust †	13,150	374
Boardwalk Real Estate Investment Trust †	7,440	428
Cameco	40,010	878
Canadian Real Estate Investment Trust †	4,560	182
Cominar Real Estate Investment Trust †	10,190	240
Dundee (Canada) †	15,700	588
Goldcorp	69,260	2,604
Kinross Gold	191,990	1,565
Morguard Real Estate Investment Trust †	10,200	170
New Gold *	99,160	945
Nexen	58,820	995
Primaris Retail Real Estate Investment Trust †	9,130	211
RioCan Real Estate Investment Trust †	13,870	377
Suncor Energy	105,150	3,036
Teck Resources, Cl B	52,160	1,613
Yamana Gold	69,570	1,072

		17,277

China — 0.5%
China Petroleum & Chemical, Cl H	2,280,000	2,022

France — 0.3%
Total	28,630	1,290

Germany — 0.3%
BASF	18,220	1,265

Hong Kong — 0.1%
Evergrande Real Estate Group	464,000	235
Great Eagle Holdings	60,000	153

		388

Italy — 0.4%
ENI	78,270	1,667

Japan — 0.2%
JFE Holdings	64,200	1,060

Netherlands — 1.5%
Koninklijke DSM	27,376	1,348

Description	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A	168,612	$5,693

		7,041

Russia — 0.6%
Gazprom OAO ADR	308,910	2,913

Singapore — 0.0%
UOL Group	50,000	195

South Africa — 0.3%
Exxaro Resources	65,360	1,519

Switzerland — 0.3%
Transocean	30,600	1,369
Thailand — 0.5%

Banpu	72,600	1,024
PTT	105,400	1,072

		2,096

United Kingdom — 4.6%
Anglo American	87,610	2,870
BG Group	189,490	3,864
BHP Billiton	36,000	1,020
BP	905,420	5,992
Ensco, Cl A	17,530	823
InterContinental Hotels Group	7,140	172
Mondi	92,340	789
Rio Tinto	78,300	3,707
Royal Dutch Shell, Cl A	648	22
Royal Dutch Shell, Cl B	53,980	1,884

		21,143

Total Foreign Common Stock (Cost $78,411) ($ Thousands)		72,576

COMMON STOCK — 15.5%

United States — 15.5%
American Campus Communities	5,610	252
American Tower, Cl A	2,880	201
Anadarko Petroleum	29,850	1,976
AvalonBay Communities	7,470	1,057
Boston Properties	11,530	1,250
Brandywine Realty Trust	15,370	190
BRE Properties, Cl A	6,170	309
Bunge	13,070	820
Cabot Oil & Gas	16,470	649
Camden Property Trust	6,370	431
Chevron	40,040	4,224
Commercial Metals	87,400	1,105
CommonWealth	6,120	117
Corporate Office Properties Trust	5,350	126
CubeSmart	14,110	165
DDR	20,700	303
Devon Energy	33,060	1,917
Digital Realty Trust	12,980	974
Douglas Emmett †	16,810	388
Duke Realty †	41,740	611
EastGroup Properties	9,280	495
Education Realty Trust	6,600	73
Entertainment Properties Trust †	5,850	241
EOG Resources	18,420	1,660
Equity Residential	23,030	1,436

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Essex Property Trust	2,770	$426
Extra Space Storage	19,870	608
Exxon Mobil	132,160	11,309
Federal Realty Investment Trust	4,730	492
FelCor Lodging Trust * †	49,660	233
Forest City Enterprises, Cl A *	9,207	134
Freeport-McMoRan Copper &
Gold, Cl B	13,500	460
General Growth Properties	37,150	672
Glimcher Realty Trust †	30,060	307
Halliburton	36,960	1,049
HCP	22,210	981
Health Care	16,300	950
Hess	25,790	1,121
Host Hotels & Resorts	45,390	718
Kilroy Realty	8,920	432
LaSalle Hotel Properties	23,080	673
Lexington Realty Trust	36,870	312
Liberty Property Trust	9,100	335
LTC Properties †	7,110	258
Macerich	4,340	256
Mack-Cali Realty	6,420	187
Marathon Oil	43,130	1,103
Medical Properties Trust	9,800	94
Monsanto	24,190	2,002
National Retail Properties	14,720	416
Noble Energy	9,850	835
Occidental Petroleum	32,620	2,798
Omega Healthcare Investors †	16,550	372
Pebblebrook Hotel Trust	24,680	575
Piedmont Office Realty Trust, Cl A †	4,870	84
Post Properties †	3,900	191
ProLogis	36,170	1,202
PS Business Parks	1,300	88
Public Storage	8,630	1,246
Realty Income †	10,840	453
Regency Centers	11,330	539
Retail Opportunity Investments †	31,770	383
RLJ Lodging Trust †	7,770	141
Schlumberger	24,950	1,620
Seadrill	45,830	1,628
Senior Housing Properties Trust †	20,110	449
Simon Property Group	27,360	4,259
SL Green Realty	7,080	568
Sovran Self Storage †	9,480	475
Starwood Property Trust	3,820	81
Strategic Hotels & Resorts * †	82,130	531
Sunstone Hotel Investors *	8,520	94
Tanger Factory Outlet Centers †	17,800	571
Taubman Centers †	2,050	158
Tyson Foods, Cl A	37,720	710
UDR	30,710	794
United States Steel	28,410	585
Ventas	25,560	1,613
Vornado Realty Trust	14,800	1,243
Weingarten Realty Investors †	9,850	260
Weyerhaeuser	9,310	208

		71,252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Common Stock (Cost $70,747) ($ Thousands)		$71,252

CORPORATE OBLIGATIONS — 7.4%

Consumer Discretionary — 1.1%
CBS
3.375%, 03/01/22	$675	673
Comcast
6.450%, 03/15/37	185	225
DIRECTV Holdings
3.800%, 03/15/22(A)	470	475
Dollar General
4.125%, 07/15/17	94	95
Macy’s Retail Holdings
3.875%, 01/15/22	460	484
Marriott International
3.000%, 03/01/19	380	384
NBCUniversal Media
4.375%, 04/01/21	210	231
News America
6.150%, 02/15/41	165	193
4.500%, 02/15/21	260	285
Omnicom Group
3.625%, 05/01/22	167	170
Time Warner
4.000%, 01/15/22	355	375
Time Warner Cable
4.000%, 09/01/21	360	378
Viacom
3.875%, 12/15/21	180	191
2.500%, 12/15/16	185	192
WPP Finance 2010
4.750%, 11/21/21(A)	460	483
Wynn Las Vegas
5.375%, 03/15/22(A)	285	286

		5,120

Consumer Staples — 0.1%
Delhaize Group
6.500%, 06/15/17	320	356

Energy — 1.5%
Anadarko Petroleum
5.950%, 09/15/16	405	460
Encana
3.900%, 11/15/21	470	465
Energy Transfer Partners
6.125%, 02/15/17	200	225
5.200%, 02/01/22	210	225
Enterprise Products Operating
5.200%, 09/01/20	165	189
Equities
4.875%, 11/15/21	290	296
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/16	340	369
KazMunayGas National
7.000%, 05/05/20(A)	325	369

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
3.950%, 09/01/22	$475	$481
Korea National Oil
3.125%, 04/03/17 (A)	465	474
Marathon Petroleum
5.125%, 03/01/21	96	107
Noble Energy
4.150%, 12/15/21	475	500
Petrobras International Finance
5.375%, 01/27/21	345	372
Petroleos Mexicanos
5.500%, 06/27/44 (A)	212	217
Petronas Capital
5.250%, 08/12/19 (A)	330	379
Phillips 66
4.300%, 04/01/22 (A)	460	484
Southwestern Energy
4.100%, 03/15/22 (A)	95	96
Spectra Energy Capital
6.200%, 04/15/18	315	376
Weatherford International
4.500%, 04/15/22	460	471
Williams Partners
4.000%, 11/15/21	360	374

		6,929

Financials — 2.3%
American International Group
6.400%, 12/15/20	325	368
American Tower
4.700%, 03/15/22 †	365	375
Bank of America
5.700%, 01/24/22	450	495
Barclays Bank PLC
5.125%, 01/08/20	180	195
5.000%, 09/22/16	175	190
Capital One Financial
4.750%, 07/15/21	350	382
Citigroup
4.500%, 01/14/22	665	687
DNB Bank
3.200%, 04/03/17 (A)	465	470
Fifth Third Bancorp
3.500%, 03/15/22	190	192
Ford Motor Credit
3.000%, 06/12/17	435	433
Goldman Sachs Group
5.750%, 01/24/22	365	385
3.625%, 02/07/16	225	225
Hartford Financial Services Group
5.125%, 04/15/22	375	386
HCP
5.375%, 02/01/21 †	205	227
2.700%, 02/01/14 †	220	223
Health Care REIT
5.250%, 01/15/22 †	445	472
Healthcare Realty Trust
5.750%, 01/15/21 †	285	300
Host Hotels & Resorts
5.250%, 03/15/22 † (A)	190	195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Holdings PLC
4.000%, 03/30/22	$455	$473
IPIC GMTN
3.750%, 03/01/17 (A)	460	478
JPMorgan Chase
5.400%, 01/06/42	175	192
4.500%, 01/24/22	450	485
Lincoln National
4.200%, 03/15/22	185	185
Lloyds TSB Bank PLC
4.200%, 03/28/17	465	480
MetLife
5.700%, 06/15/35	80	95
Metropolitan Life Global Funding I
3.875%, 04/11/22 (A)	275	285
Morgan Stanley
5.500%, 07/28/21	585	577
Nationwide Financial Services
5.375%, 03/25/21 (A)	180	186
Royal Bank of Scotland
4.875%, 03/16/15	270	279
SLM MTN
7.250%, 01/25/22	450	476

		10,391

Industrials — 0.3%
ADT
3.500%, 07/15/22 (A)	129	129
BE Aerospace
5.250%, 04/01/22	280	288
CSX
4.750%, 05/30/42	470	485
Embraer
5.150%, 06/15/22	149	153
Republic Services
5.250%, 11/15/21	320	367

		1,422

Information Technology — 0.3%
Hewlett-Packard
4.650%, 12/09/21	175	183
Intel
4.800%, 10/01/41	265	304
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	535	536
Xerox
2.950%, 03/15/17	370	374

		1,397

Materials — 0.5%
Alcoa
5.400%, 04/15/21	265	264
AngloGold Ashanti Holdings
5.375%, 04/15/20	265	272
ArcelorMittal
5.500%, 03/01/21	190	180
Ball
5.000%, 03/15/22	280	291
Dow Chemical
5.250%, 11/15/41	215	238
4.250%, 11/15/20	210	228

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eastman Chemical
3.600%, 08/15/22	$155	$158
2.400%, 06/01/17	144	145
International Paper
7.950%, 06/15/18	295	372
Teck Resources
4.750%, 01/15/22	175	188

		2,336

Telecommunication Services — 0.6%
AT&T
5.550%, 08/15/41	245	292
British Telecommunications
5.950%, 01/15/18	125	146
2.000%, 06/22/15	200	203
Deutsche Telekom International Finance BV
4.875%, 03/06/42 (A)	500	475
Telecom Italia Capital
7.175%, 06/18/19	260	259
Telefonica Emisiones SAU
5.462%, 02/16/21	200	174
Verizon Communications
7.350%, 04/01/39	350	502
Virgin Media Finance
5.250%, 02/15/22	200	205
Vodafone Group
6.150%, 02/27/37	385	492

		2,748

Utilities — 0.7%
CMS Energy
5.050%, 03/15/22	185	192
Constellation Energy Group
5.150%, 12/01/20	165	183
FirstEnergy Solutions
6.800%, 08/15/39	165	173
6.050%, 08/15/21	350	384
Midamerican Energy Holdings
6.125%, 04/01/36	390	488
Nisource Finance
6.125%, 03/01/22	240	282
ONEOK
4.250%, 02/01/22	460	482
Pacific Gas & Electric
4.500%, 12/15/41	185	196
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	440	460
Talent Yield Investments
4.500%, 04/25/22 (A)	495	506

		3,346

Total Corporate Obligations (Cost $33,599) ($ Thousands)		34,045

MORTGAGE-BACKED SECURITIES — 3.6%

Agency Mortgage-Backed Obligations — 1.6%
FNMA
6.000%, 05/01/38	4,298	4,738
3.500%, 02/01/41	2,386	2,510

		7,248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 2.0%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	$845	$935
CW Capital Cobalt, Ser 2007-C3, Cl A4
6.007%, 05/15/46 (B)	965	1,071
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	860	954
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/45	1,060	1,083
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD11, Cl A4
6.009%, 06/15/49 (B)	960	1,054
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (B)	930	1,057
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/49	925	1,035
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/40	885	988
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/49	1,000	1,098

		9,275

Total Mortgage-Backed Securities (Cost $16,418) ($ Thousands)		16,523

ASSET-BACKED SECURITIES — 2.2%

Automotive — 0.7%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/17	665	665
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/16	580	580
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	670	670
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/15	770	770
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
1.060%, 08/17/15	419	419

		3,104

Credit Cards — 0.6%
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.611%, 11/15/19 (B)	540	542

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/18	$1,000	$1,006
Penarth Master Issuer, Ser 2010- 2A, Cl A2
0.994%, 12/18/14 (A) (B)	1,000	1,002

		2,550

Other Asset-Backed Securities — 0.9%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	605	613
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.392%, 09/15/14 (A) (B)	1,000	1,002
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/16 (A)	270	270
GE Dealer Floorplan Master Note Trust, Ser 2012-2, Cl A
0.989%, 04/22/19 (B)	1,075	1,075
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (B)	1,134	1,137

		4,097

Total Asset-Backed Securities (Cost $9,752) ($ Thousands)		9,751

PURCHASED OPTIONS — 0.1%
iShares Silver Trust, Call, Expires:
10/20/12, Strike Price:$32.00	323	16
S&P 500 ETF Trust, Put, Expires:
07/21/12, Strike Price:$1,275.00	45	10
S&P 500 ETF Trust, Put, Expires:
09/22/12, Strike Price:$1,275.00	27	59
S&P 500 ETF Trust, Put, Expires:
12/22/12, Strike Price:$1,275.00	63	284
SPDR Gold Shares, Call, Expires:
09/22/12, Strike Price:$165.00	231	52

Total Purchased Options (Cost $1,001) ($ Thousands)		421

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.500%, 01/20/22 (A)	355	392

Total Sovereign Debt (Cost $372) ($ Thousands)		392

Description	Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.5%
U.S. Treasury Inflation Protected Security
2.625%, 07/15/17	$13,777	$16,364
2.500%, 07/15/16	33,177	37,980
2.375%, 01/15/17	10,348	11,943
2.000%, 01/15/14	9,221	9,574
2.000%, 07/15/14	37,058	39,267
2.000%, 01/15/16	8,202	9,074
1.875%, 07/15/13	21,716	22,239
1.875%, 07/15/15	58,216	63,310
1.625%, 01/15/15	20,804	22,107
1.375%, 07/15/18	1,819	2,077
1.250%, 04/15/14	5,517	5,696
0.500%, 04/15/15	5,537	5,749
0.125%, 04/15/16	3,773	3,928
U.S. Treasury Bills (C)
0.085%, 08/16/12	44,735	44,733
0.078%, 09/06/12	1,045	1,045
0.059%, 09/20/12	590	590

Total U.S. Treasury Obligations (Cost $299,061) ($ Thousands) ‡		295,676

Total Investments — 109.2% (Cost $509,361) ($ Thousands)		$500,636

WRITTEN OPTIONS — (0.0)%
iShares Silver Trust, Call, Expires:
10/20/12, Strike Price: $37.00	(323)	(6)
iShares Silver Trust, Put, Expires:
10/20/12, Strike Price: $22.00	(323)	(17)
S&P 500 ETF Trust, Put, Expires:
07/21/12, Strike Price: $1,075.00	(45)	(1)
S&P 500 ETF Trust, Put, Expires:
09/22/12, Strike Price: $1,075.00	(27)	(10)
S&P 500 ETF Trust, Put, Expires:
12/22/12, Strike Price: $1,075.00	(63)	(90)
SPDR Gold Shares, Call, Expires:
09/22/12, Strike Price: $180.00	(231)	(13)
SPDR Gold Shares, Put, Expires:
09/22/12, Strike Price: $140.00	(231)	(27)

Total Written Options (Proceeds ($415)) ($ Thousands) @		(164)

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	(39)	Aug-2012	$(180)
Corn	(72)	Dec-2012	(414)
Feeder Cattle	(21)	Aug-2012	(41)
Gasoil Euro	20	Aug-2012	35
Gold	(24)	Aug-2012	(133)
Lean Hogs	50	Aug-2012	97
LME Aluminum	(47)	Sep-2012	(16)
LME Copper	(4)	Sep-2012	(27)
Natural Gas	8	Aug-2012	(6)
NYMEX Cocoa	50	Sep-2012	90
NYMEX Coffee	(13)	Sep-2012	(49)
Platinum	74	Oct-2012	11
RBOB Gasoline	17	Jul-2012	34
Silver	(7)	Sep-2012	37
Soybean	25	Nov-2012	183
Soybean Meal	43	Dec-2012	217
Sugar No. 11	(28)	Sep-2012	(51)
U.S. 10-Year Treasury Note	(73)	Sep-2012	(60)
U.S. 2-Year Treasury Note	(64)	Sep-2012	6
U.S. 5-Year Treasury Note	(86)	Oct-2012	(20)
U.S. Long Treasury Bond	(23)	Sep-2012	(24)
Wheat	23	Dec-2012	64

			$(247)

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$2,734	Bank of America Securities, 0.27%	$2,734
4,428	Barclays Capital, 0.23%	4,428
1,855	UBS, AG, 0.19%	1,855
1,085	UBS, AG, 0.24%	1,085
8,751	UBS, AG, 0.25%	8,751
13,150	UBS, AG, 0.25%	13,150
21,994	UBS, AG, 0.25%	21,994

		$53,997

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/3/12-5/3/21	BRL	27,284	USD	13,231	$(237)
7/10/12	USD	8,734	CNY	55,521	(1)
7/10/12-7/13/12	AUD	11,084	USD	10,998	(351)
7/10/12-7/13/12	CAD	26,652	USD	25,941	(198)
7/10/12-7/13/12	EUR	13,649	USD	17,064	(258)
7/13/12	CHF	932	USD	968	(17)
7/13/12	CNY	11,737	USD	1,850	4
7/13/12	GBP	12,361	USD	19,218	(168)
7/13/12	HKD	1,727	USD	223	—
7/13/12	JPY	67,092	USD	844	3
7/13/12	NOK	7,036	USD	1,163	(21)
7/13/12	RUB	94,058	USD	2,851	(42)
7/13/12	SGD	222	USD	173	(2)
7/13/12	THB	55,830	USD	1,765	8
7/13/12	ZAR	9,803	USD	1,155	(41)

					$(1,321)

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	(2,301)	2,252	$(49)
Brown Brothers Harriman	(16,329)	16,277	(52)
HSBC	(4,616)	4,575	(41)
Standard Bank	(12,369)	12,153	(216)
UBS	(71,882)	70,919	(963)

			$(1,321)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

A list of outstanding swap agreements held by the Fund at June 30, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17	(3,900)	$(10)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/42	2,790	$(214)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	04/15/13	56,376	$(844)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	05/15/13	1,092	(17)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/15/13	582	(9)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/15/13	778	(12)
Bank of America	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/15/13	591	(8)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/15/13	1,699	(26)
JPMorgan Chase Bank	DJ-UBS Commodity Index	0.11%	Index Return	09/17/12	(16,154)	839
JPMorgan Chase Bank	DJ-UBS Grains Sub Index 3-Month Forward	0.30%	Index Return	09/17/12	(2,429)	405
JPMorgan Chase Bank	DJ-UBS Energy Sub Index	0.10%	Index Return	09/17/12	(6,647)	250
JPMorgan Chase Bank	DJ-UBS Commodity Index 2-Month Forward	0.16%	Index Return	09/17/12	(58,028)	2,804
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 16 Bps	05/15/13	1,997	(29)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 14 Bps	06/17/13	1,794	(25)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	06/17/13	661	(10)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	06/17/13	1,538	(23)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	07/15/13	1,200	(35)

						$3,260

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

Percentages are based on Net Assets of $458,560($Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012.

(C)	The rate reported is the effective yield at the time of purchase.

†	Real Estate Investment Trust.

*	Non-income producing security.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG — Credit Derivatives Index – North American Investment Grade

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MTN — Medium Term Note

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depository Receipt

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $509,361
($ Thousands), and the unrealized appreciation and depreciation were $3,447
($ Thousands) and ($12,172)($ Thousands) respectively.

@	At June 30, 2012, the tax basis proceeds of the Fund’s written options was $415
($ Thousands), and the unrealized appreciation and depreciation were $0
($ Thousands) and ($251)($ Thousands) respectively.

For information on the Fund’s policy on valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$295,676	$—	$296,676
Common Stock	143,828	—	—	143,828
Corporate Obligations	—	34,045	—	34,045
Mortgage-Backed Securities	—	16,523	—	16,523
Asset-Backed Securities	—	9,751	—	9,751
Purchased Options	421	—	—	421
Sovereign Debt	—	392	—	392

Total Investments in Securities	$144,249	$356,387	$—	$500,636

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(247)	$—	$—	$(247)
Reverse Repurchase
Agreements	53,997	—	—	53,997
Forwards*	—	(1,321)	—	(1,321)
Credit Default Swaps*	—	(10)	—	(10)
Interest Rate Swaps*	—	(214)	—	(214)
Total Return Swaps*	—	3,260	—	3,260
Written Options	(164)	—	—	(164)

Total Other Financial Instruments	$53,586	$1,715	$—	$55,301

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Additional Accounting Policies

The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (“Subsidiary”). The Subsidiary has entered into a separate advisory agreement with SEI Investments Management Corporation (“SIMC”) for the management of the Subsidiary’s Portfolio. Similar to the Fund, the Subsidiary uses a multi-manager approach under the general supervision at SIMC whereby the Subsidiary allocates its assets among one or more sub-advisers with differing philosophies and investment strategies. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The derivative instruments in which a Subsidiary primarily intends to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract or a subset of commodities or commodity futures contracts.

With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

The Fund has requested a private letter ruling from the IRS concluding that the income generated from its investment in the Subsidiary, which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (RIC) qualification purposes, regardless of whether actual distributions are made to the Fund by the Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Fund from controlled foreign corporations such as the Subsidiary, the Fund would likely need to significantly change its investment strategy which could adversely affect the Fund.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2012

As of June 30, 2012, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $3.9 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

SIMT MULTI-ASSET INFLATION
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	—	$(12,493)	$(12,493)
Maximum potential amount of future payments	—	—	—	$(3,900,000)	$(3,900,000)
Recourse provisions with third parties to recover any amountspaid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

SIMT MULTI-ASSET INFLATION
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 100	—	—	—	—	—	—
101 - 200	—	—	$(3,900,000)	—	—	$(3,900,000)
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	$(3,900,000)	—	—	$(3,900,000)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2012

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 22.1%
FHLB
0.080%, 07/11/12		$21,000	$21,000
0.040%, 07/18/12		20,000	20,000
FNMA
0.050%, 07/05/12		25,000	24,999

Total U.S. Government Agency Obligations (Cost $65,999) ($ Thousands)			65,999

MORTGAGE-BACKED SECURITIES — 14.8%

Agency Mortgage-Backed Obligations — 14.8%
FHLMC
2.500%, 05/27/16		6,170	6,582
FNMA
5.250%, 09/15/16		5,500	6,504
FNMA TBA
3.500%, 07/01/41		29,545	31,054

Total Mortgage-Backed Securities (Cost $43,979) ($ Thousands)			44,140

SOVEREIGN DEBT — 13.8%
Bundesrepublik Deutschland
4.000%, 07/04/16	EUR	7,015	10,159
Canadian Government Bond
2.000%, 06/01/16	CAD	10,360	10,466
Japan Government Five Year Bond
0.500%, 03/20/16	JPY	823,750	10,462
United Kingdom Gilt
4.000%, 09/07/16	GBP	5,760	10,288

Total Sovereign Debt (Cost $41,629) ($ Thousands)			41,375

U.S. TREASURY OBLIGATIONS — 53.8%
U.S. Treasury Bills (A) (B)
0.069%, 07/12/12		21,000	21,000
0.056%, 07/26/12		25,000	24,999
0.045%, 07/19/12		20,000	20,000
0.040%, 07/05/12		28,000	28,000
U.S. Treasury Inflation Protected Security
2.625%, 07/15/17		1,286	1,527
2.500%, 07/15/16		1,731	1,981
2.375%, 01/15/17		1,497	1,728
2.125%, 01/15/19		1,245	1,490
2.000%, 01/15/14 to 01/15/16		6,012	6,403
1.875%, 07/15/13 to 07/15/19		5,275	5,756
1.625%, 01/15/15 to 01/15/18		3,288	3,601
1.375%, 07/15/18 to 01/15/20		3,053	3,522
1.250%, 04/15/14 to 07/15/20		4,102	4,574
1.125%, 01/15/21		3,017	3,471
0.625%, 07/15/21		3,202	3,567
0.500%, 04/15/15		1,993	2,069
0.125%, 04/15/16 to 01/15/22		8,707	9,148

Description	Face Amount ($Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
1.750%, 05/31/16	$17,205	$17,990

Total U.S. Treasury Obligations (Cost $160,816) ($ Thousands)		160,826

Total Investments — 104.5% (Cost $312,423)($ Thousands) ‡		$312,340

The open futures contracts held by the Fund at June 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR E-MINI Future	33	Sep-2012	$17
Canadian 10-Year Bond	43	Sep-2012	47
E-MINI MSCI Future	93	Sep-2012	388
Euro-Bund	27	Sep-2012	(133)
FIN FUT EUR	4	Sep-2012	(4)
Long Gilt 10-Year Bond	24	Sep-2012	19
S&P 500 Index EMINI	121	Sep-2012	280
S&P TSE 60 Index	8	Sep-2012	7
U.S. 10-Year Treasury Note	92	Sep-2012	56

			$677

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/3/12	EUR	8,344	USD	10,613	$22
8/3/12-5/10/21	GBP	6,632	USD	10,435	35
8/8/12	JPY	833,337	USD	10,482	30
8/10/12	CAD	10,759	USD	10,490	(58)
9/14/12	USD	1,023	CAD	1,053	9

					$38

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(22,056)	22,126	$70
HSBC	(20,958)	20,926	(32)

			$38

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2012

A summary of outstanding swap agreements held by the Fund at June 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/17		(970)	$13
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17		(490)	(2)
Bank of America	iTraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(100)	(1)
Bank of America	iTraxx Europe Crossover 17-V1	SELL	5.00	06/20/17	EUR	(140)	2
Citibank	iTraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(1,010)	7
Citigroup	iTraxx Europe Crossover 17-V1	SELL	1.00	06/20/17	EUR	(280)	2
Credit Suisse	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/17		(723)	11
Credit Suisse	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17		(5,090)	25
JPMorgan Chase Bank	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/17		(1,297)	17
JPMorgan Chase Bank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17		(2,100)	(10)
JPMorgan Chase Bank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17		(140)	(1)
JPMorgan Chase Bank	iTraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(480)	(6)
JPMorgan Chase Bank	iTraxx Europe Crossover 17-V1	SELL	5.00	06/20/17	EUR	(190)	1

							$58

Percentages are based on Net Assets of $299,015 ($Thousands).

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(1)	In U.S. Dollars unless otherwise indicated.

CAD — Canadian Dollar

CDX.NA.HY — Credit Derivatives Index – North American High Yield

CDX.NA.IG — Credit Derivatives Index – North American Investment Grade

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

PLC — Public Limited Company

S&P — Standard & Poor’s

TBA — To Be Announced

USD — U.S. Dollar

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $312,423 ($ Thousands), and the unrealized appreciation and depreciation were $662 ($ Thousands) and ($745) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$65,999	$—	$65,999
Mortgage-Backed Securities	—	44,140	—	44,140
Sovereign Debt	—	41,375	—	41,375
U.S. Treasury Obligations	—	160,826	—	160,826

Total Investments in Securities	$—	$312,340	$—	$312,340

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$677	$—	$—	$677
Forwards Contracts *	—	38	—	38
Credit Default Swaps *	—	58	—	58

Total Other Financial Instruments	$677	$96	$—	$773

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Schedule of Investments (unaudited)

Multi-Asset Capital Stability Fund

June 30, 2012

As of June 30, 2012, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $13.6 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

SIMT MULTI-ASSET CAPITAL STABILTY
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	—	$(252,034)	$(252,034)
Maximum potential amount of future payments	—	—	—	$(13,601,714)	$(13,601,714)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

SIMT MULTI-ASSET CAPITAL STABILTY
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 100	—	—	—	—	—	—
101 - 200	—	—	$(9,837,792)	—	—	$(9,837,792)
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	$(3,763,922)	—	—	$(3,763,922)

Total		—	$(13,601,714)	—	—	$(13,601,714)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2012

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: August 29, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 29, 2012